As filed with the U.S. Securities and Exchange Commission on February 27, 2026

File No. 333-239440
File No. 811-23580

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. __ [ ]
Post-Effective Amendment No. 29 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 33

(Check appropriate box or boxes.)

DIMENSIONAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX  78746
(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code  (512) 306-7400

Catherine L. Newell, Esquire
6300 Bee Cave Road, Building One, Austin, TX  78746
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire
Brian Crowell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 28, 2026 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [Date] pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Titles of Securities Being Registered:

Dimensional California Municipal Bond ETF
Dimensional Core Fixed Income ETF
Dimensional Emerging Core Equity Market ETF
Dimensional Emerging Markets Core Equity 2 ETF
Dimensional Emerging Markets ex China Core Equity ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Sustainability Core 1 ETF
Dimensional Emerging Markets Value ETF
Dimensional Global Core Plus Fixed Income ETF
Dimensional Global Credit ETF
Dimensional Global Real Estate ETF
Dimensional Global Sustainability Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional International Core Equity 2 ETF
Dimensional International Core Equity Market ETF

Dimensional International Core Fixed Income ETF
Dimensional International High Profitability ETF
Dimensional International Small Cap ETF
Dimensional International Small Cap Value ETF
Dimensional International Sustainability Core 1 ETF
Dimensional International Value ETF
Dimensional International Vector Equity ETF
Dimensional National Municipal Bond ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Ultrashort Fixed Income ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional U.S. Equity Market ETF
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional US Core Equity Market ETF
Dimensional US Core Equity 1 ETF
Dimensional US High Profitability ETF
Dimensional US Large Cap Value ETF
Dimensional US Large Cap Vector ETF
Dimensional US Marketwide Value ETF
Dimensional US Real Estate ETF
Dimensional US Small Cap Value ETF
Dimensional US Sustainability Core 1 ETF
Dimensional US Vector Equity ETF
Dimensional World Equity ETF
Dimensional World ex U.S. Core Equity 2 ETF

This Post-Effective Amendment Nos. 29/33 to Registration File Nos. 333-239440/811-23580 includes the following:

1. FACING PAGE

2. CONTENTS PAGE

3. PART A – Prospectus relating to the Dimensional US Core Equity Market ETF, Dimensional US Core Equity 1 ETF, Dimensional US High Profitability ETF, Dimensional US Large Cap Value ETF, Dimensional US Small Cap Value ETF, Dimensional US Large Cap Vector ETF, Dimensional US Vector Equity ETF, and Dimensional US Real Estate ETF series of shares

4. PART A – Prospectus relating to the Dimensional International Core Equity Market ETF, Dimensional International Core Equity 2 ETF, Dimensional International Small Cap Value ETF, Dimensional International Small Cap ETF, Dimensional International High Profitability ETF, Dimensional International Vector Equity ETF, Dimensional Emerging Core Equity Market ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, Dimensional Emerging Markets Core Equity 2 ETF, Dimensional Emerging Markets ex China Core Equity ETF, Dimensional World Equity ETF, and Dimensional Global Real Estate ETF series of shares

5. PART A – Prospectus relating to the Dimensional U.S. Equity Market ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF series of shares

6. PART A – Prospectus relating to the Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Global Credit ETF, Dimensional Ultrashort Fixed Income ETF, Dimensional National Municipal Bond ETF, and Dimensional California Municipal Bond ETF series of shares

7. Part A – Prospectus relating to the Dimensional US Sustainability Core 1 ETF, Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF, and Dimensional Global Sustainability Fixed Income ETF series of shares

8. PART B – Statement of Additional Information relating to the Dimensional US Core Equity Market ETF, Dimensional US Core Equity 1 ETF, Dimensional US High Profitability ETF, Dimensional US Large Cap Value ETF, Dimensional US Small Cap Value ETF, Dimensional US Large Cap Vector ETF, Dimensional US Vector Equity ETF, and Dimensional US Real Estate ETF series of shares

9. PART B – Statement of Additional Information relating to the Dimensional International Core Equity Market ETF, Dimensional International Core Equity 2 ETF, Dimensional International Small Cap Value ETF, Dimensional International Small Cap ETF, Dimensional International High Profitability ETF, Dimensional International Vector Equity ETF, Dimensional Emerging Core Equity Market ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, Dimensional Emerging Markets Core Equity 2 ETF, Dimensional Emerging Markets ex China Core Equity ETF, Dimensional World Equity ETF, and Dimensional Global Real Estate ETF series of shares

10. PART B – Statement of Additional Information relating to the Dimensional U.S. Equity Market ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF series of shares

11. PART B – Statement of Additional Information relating to the Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Global Credit ETF, Dimensional Ultrashort Fixed Income ETF, Dimensional National Municipal Bond ETF, and Dimensional California Municipal Bond ETF series of shares

12.  Part B – Statement of Additional Information relating to the Dimensional US Sustainability Core 1 ETF, Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF, and Dimensional Global Sustainability Fixed Income ETF series of shares

13. PART C – Other Information

14. SIGNATURES

Prospectus

February 28, 2026

DIMENSIONAL ETF TRUST

	Ticker:	Exchange:
Dimensional US Core Equity Market ETF	DFAU	NYSE Arca, Inc.
Dimensional US Core Equity 1 ETF	DCOR	NYSE Arca, Inc.
Dimensional US High Profitability ETF	DUHP	NYSE Arca, Inc.
Dimensional US Large Cap Value ETF	DFLV	NYSE Arca, Inc.
Dimensional US Small Cap Value ETF	DFSV	NYSE Arca, Inc.
Dimensional US Large Cap Vector ETF	DFVX	NYSE Arca, Inc.
Dimensional US Vector Equity ETF	DXUV	NYSE Arca, Inc.
Dimensional US Real Estate ETF	DFAR	NYSE Arca, Inc.

This Prospectus describes the shares of the Portfolio which are for long term investors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dimensional US Core Equity Market ETF

Investment Objective

The investment objective of the Dimensional US Core Equity Market ETF (the “US Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.12%
Other Expenses	None
Total Annual Fund Operating Expenses	0.12%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the US Core ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core ETF is designed to purchase a broad and diverse group of readily marketable equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it

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represents) of U.S. companies listed on a securities exchange in the United States that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio will invest in companies of all sizes, with modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to their book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the US Core ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Core ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Core ETF may lend its portfolio securities to generate additional income.

The US Core ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

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Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

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The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional US Core Equity Market ETF —Total Returns

January 2021-December 2025

Highest Quarter	Lowest Quarter
11.45% 2023, Q4	-15.86% 2022, Q2

Annualized Returns (%) Periods ended December 31, 2025
			Since
	1 Year	5 Years	Inception
Dimensional US Core Equity Market ETF
Return Before Taxes	16.81%	13.60%	14.46%	[1]
Return After Taxes on Distributions	16.53%	13.27%	14.14%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	10.13%	10.84%	11.58%	[1]
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.03%	[1]

1.	Since inception November 17, 2020.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

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• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional US Core Equity 1 ETF

Investment Objective

The investment objective of the Dimensional US Core Equity 1 ETF (the “US Core Equity 1 ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.12%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the US Core Equity 1 ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core Equity 1 ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed on a securities exchange in the United States that have been

6

authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Core Equity 1 ETF will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the US Core Equity 1 ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Core Equity 1 ETF also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Core Equity 1 ETF may lend its portfolio securities to generate additional income.

The US Core Equity 1 ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

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Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Large Shareholder Risk: Certain shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third-party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a fund would be maintained at such levels or that a fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

8

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional US Core Equity 1 ETF —Total Returns

January 2024-December 2025

Highest Quarter	Lowest Quarter

9.83% 2024, Q1	-4.14% 2025, Q1

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional US Core Equity 1 ETF
Return Before Taxes	16.02%	19.71%	[1]
Return After Taxes on Distributions	15.74%	19.41%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	9.66%	15.37%	[1]
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	21.44%	[1]

1.	Since inception September 12, 2023.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

9

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 25,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Dimensional US High Profitability ETF

Investment Objective

The investment objective of the Dimensional US High Profitability ETF (the “US High Profitability ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.19%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.20%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 3% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the US High Profitability ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits

11

from operations in relation to its book value or assets. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large-cap, high profitability segment of the U.S. market. The Portfolio’s increased exposure to such stocks may be achieved by overweighting and/or underweighting eligible stocks based on their market capitalization, relative price, and/or profitability characteristics. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. The Advisor generally defines the U.S. Universe as a portfolio of U.S. companies listed on securities exchanges in the United States that are deemed appropriate by the Advisor. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

12

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

13

Dimensional US High Profitability ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter
11.79% 2023, Q4	-2.69% 2023, Q3

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional US High Profitability ETF
Return Before Taxes	13.81%	13.49%	[1]
Return After Taxes on Distributions	13.51%	13.14%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	8.36%	10.62%	[1]
Russell 1000® Index
(reflects no deduction for fees, expenses or taxes)	17.37%	14.63%	[1]

1.	Since inception February 23, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

14

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

15

Dimensional US Large Cap Value ETF

Investment Objective

The investment objective of the Dimensional US Large Cap Value ETF (the “US Large Cap Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.19%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.21%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$22	$68	$118	$268

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the US Large Cap Value ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach,

16

companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

17

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns

18

shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional US Large Cap Value ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter
11.28% 2024, Q1	-3.24% 2024, Q2

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional US Large Cap Value ETF
Return Before Taxes	15.94%	13.15%	[1]
Return After Taxes on Distributions	15.47%	12.68%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	9.73%	10.24%	[1]
Russell 1000® Value Index
(reflects no deduction for fees, expenses or taxes)	15.91%	13.24%	[1]
Russell 1000® Index
(reflects no deduction for fees, expenses or taxes)	17.37%	21.20%	[1]

1.	Since inception December 6, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

19

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

20

Dimensional US Small Cap Value ETF

Investment Objective

The investment objective of the Dimensional US Small Cap Value ETF (the “US Small Cap Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.28%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the US Small Cap Value ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the readily marketable securities of U.S. small cap companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share.

21

Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. The Advisor generally defines the U.S. Universe as a portfolio of U.S. operating companies listed on securities exchanges in the United States that are deemed appropriate by the Advisor. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

22

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after

23

taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional US Small Cap Value ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

15.31% 2023, Q4	-8.41% 2025, Q1

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional US Small Cap Value ETF
Return Before Taxes	8.51%	9.25%	[1]
Return After Taxes on Distributions	8.09%	8.89%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	5.30%	7.20%	[1]
Russell 2000® Value Index
(reflects no deduction for fees, expenses or taxes)	12.59%	7.04%	[1]
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	14.28%	[1]

1.	Since inception February 23, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

24

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Marc C. Leblond, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

25

Dimensional US Large Cap Vector ETF

Investment Objective

The investment objective of the Dimensional US Large Cap Vector ETF (the “US Large Cap Vector ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee	0.16%
Other Expenses	0.02%
Recovery of Previously Waived Fees[2]	0.01%
Total Annual Fund Operating Expenses	0.19%

[1]

The “Management Fee” and “Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.19% to 0.16% effective as of February 28, 2025.

[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

26

Principal Investment Strategies

To achieve the US Large Cap Vector ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of readily marketable securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. large cap operating companies listed on securities exchanges in the U.S. that the Advisor determines to have higher profitability and lower relative price as compared to other U.S. large cap companies at the time of purchase and that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Portfolio may strongly emphasize certain companies, including smaller capitalization, lower relative price, and/or higher profitability companies as compared to their representation in the large cap high profitability value segment of the U.S. market. The Portfolio’s strongly increased exposure to such companies may be achieved by overweighting and/or underweighting eligible companies based on their market capitalization, relative price, and/or profitability characteristics. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. A company’s market capitalization is the number of its shares outstanding times its price per share. The Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

27

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

28

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional US Large Cap Vector ETF —Total Returns

January 2024-December 2025

Highest Quarter	Lowest Quarter

11.62% 2024, Q1	-1.31% 2025, Q1

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional US Large Cap Vector ETF
Return Before Taxes	15.40%	21.25%	[1]
Return After Taxes on Distributions	15.05%	20.87%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	9.34%	16.56%	[1]
Russell 1000® Index
(reflects no deduction for fees, expenses or taxes)	17.37%	26.39%	[1]

1.	Since inception November 1, 2023.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

29

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

30

Dimensional US Vector Equity ETF

Investment Objective

The investment objective of the Dimensional US Vector Equity ETF (the “US Vector Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee	0.20%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.28%
Fee Waiver and/or Expense Reimbursement[2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%

[1]

The “Management Fee” and “Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.20% effective as of February 28, 2025.

[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$26	$87	$154	$353

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

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Principal Investment Strategies

To achieve the US Vector Equity ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Vector Equity ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed and principally traded on a securities exchange in the United States that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Vector Equity ETF will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the US Vector Equity ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Vector Equity ETF also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Vector Equity ETF may lend its portfolio securities to generate additional income.

The US Vector Equity ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

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Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

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Large Shareholder Risk: Certain shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third-party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a fund would be maintained at such levels or that a fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional US Vector Equity ETF —Total Returns

January 2025-December 2025
Highest Quarter	Lowest Quarter
8.17% 2025, Q2	-4.65% 2025, Q1

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Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional US Vector Equity ETF
Return Before Taxes	14.32%	16.09%	[1]
Return After Taxes on Distributions	14.02%	15.79%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	8.66%	12.30%	[1]
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	19.63%	[1]

1.	Since inception September 10, 2024.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 25,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

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Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional US Real Estate ETF

Investment Objective

The investment objective of the Dimensional US Real Estate ETF (the “US Real Estate ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.17%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the US Real Estate ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

The Portfolio, using a market capitalization weighted approach, will concentrate investments in readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. The Portfolio invests in companies of all sizes. A company’s market capitalization is the number of its shares outstanding

37

times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of U.S. companies in the real estate industry. The Portfolio concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry. The Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The Portfolio will make equity investments in securities listed on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Risks of Concentrating in the Real Estate Industry: A fund that concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry will be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of a fund may be materially different from the broad equity market.

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Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and

39

after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional US Real Estate ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter
17.80% 2023, Q4	-8.32% 2023, Q3

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional US Real Estate ETF
Return Before Taxes	1.44%	0.85%	[1]
Return After Taxes on Distributions	0.46%	-0.10%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	1.08%	0.33%	[1]
Dow Jones U.S. Select REIT Index
(reflects no deduction for fees, expenses or taxes)	3.67%	1.78%	[1]
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	14.28%	[1]

1.	Since inception February 23, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

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• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

Dimensional ETF Trust (the “Trust”) offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and is the equivalent of a separate exchange-traded fund (“ETF”). Shares of the Dimensional US Core Equity Market ETF (the “US Core ETF”), Dimensional US Core Equity 1 ETF (the "US Core 1 ETF"), Dimensional US High Profitability ETF (the “US High Profitability ETF”), Dimensional US Large Cap Value ETF (the “US Large Cap Value ETF”), Dimensional US Small Cap Value ETF (the “US Small Cap Value ETF”), Dimensional US Large Cap Vector ETF (the "US Large Cap Vector ETF"), Dimensional US Vector Equity ETF (the "US Vector Equity ETF"), and Dimensional US Real Estate ETF (the “US Real Estate ETF”) (each, a “Portfolio” and collectively, the “Portfolios”) are offered in this Prospectus. The Portfolios are designed for long-term investors.

The investment objective of each Portfolio is to achieve long-term capital appreciation. Each Portfolio’s investment objective is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to a Portfolio’s investment objective.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Portfolios.

Free Float generally describes the number of publicly traded shares of a company.

Price Momentum generally describes the tendency for stocks that have outperformed their peers to continue outperforming, and the similar tendency for stocks that have underperformed their peers to continue underperforming.

Short-Run Reversals generally describes the tendency for stocks that have recently outperformed their peers to underperform in the short run, and the similar tendency for stocks that have recently underperformed their peers to outperform in the short run.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to its book value or assets.

US Core ETF

To achieve the US Core ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core ETF is designed to achieve its investment objective by purchasing a broad and diverse group of readily marketable equity securities within a market capitalization weighted universe of U.S. companies that is composed of companies within the U.S. Universe. Market capitalization weighted means that a company’s weighting in the U.S. Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. The Portfolio will invest in companies of all sizes, with modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe.

An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily

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because it has a low price in relation to their book value. In assessing relative price, the Advisor may consider additional factors such as price-to-cash-flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the US Core ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization companies within the U.S. Universe based on such investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Core ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Core ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Portfolio will look through to the security holdings of any investment companies in which it invests for purposes of compliance with its 80% policy, to the extent that the Portfolio has sufficient information about the holdings of such investment companies.

US Core Equity 1 ETF

The US Core Equity 1 ETF seeks to achieve its investment objective by purchasing a broad and diverse group of equity securities within a market capitalization weighted universe of U.S. companies. As a non-fundamental policy, under normal circumstances, the US Core Equity 1 ETF will invest at least 80% of its net assets in equity securities of U.S. companies. The Portfolio invests in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio will purchase securities within the U.S. Universe. Market capitalization weighted means that a company’s weighting in the U.S. Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. The Portfolio will purchase securities of U.S. operating companies listed on securities exchanges in the United States that are deemed appropriate by the Advisor.

The Portfolio’s moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent

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asset growth. The Portfolio will generally not exclude more than 5% of the eligible U.S small capitalization company universe based on such investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in eligible small capitalization companies that have lower profitability and/or higher relative prices.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

US High Profitability ETF

To achieve the US High Profitability ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as market capitalization, free float, size, relative price, profitability, price momentum, short-run reversals, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the U.S. that is deemed appropriate by the Advisor.

At least semi-annually, the Advisor reviews total market capitalization to determine those companies whose stock may be eligible for investment. Generally, the Portfolio does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. The Portfolio may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Portfolio.

The total market capitalization range used by the Advisor for the Portfolio, as described above, generally applies at the time of purchase. The Portfolio is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range criteria. Securities that do meet the market capitalization criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions.”

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term

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investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

US Large Cap Value ETF

To achieve the US Large Cap Value ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. The Portfolio invests its assets in a broad and diverse group of readily marketable securities of U.S. companies which the Advisor determines to be lower relative price stocks at the time of purchase. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value (a “price to book ratio”). The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap value segment of the U.S. market. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. The Portfolio will purchase securities of U.S. operating companies listed on securities exchanges in the United States that are deemed appropriate by the Advisor. On not less than a semi-annual basis, the Advisor calculates price to book ratios and reviews total market capitalization to determine those companies whose stock may be eligible for purchase by the Portfolio. Generally, the Portfolio does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Portfolio may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Portfolio. In addition, the Portfolio may sell portfolio securities when their price to book ratios rise above those of the security with the highest such ratio that is then eligible for purchase by the Portfolio.

The total market capitalization range, and the value criteria used by the Advisor for the Portfolio, as described above, generally apply at the time of purchase by the Portfolio. The Portfolio is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Portfolio Structure. The Portfolio will purchase securities that are listed on the U.S. national securities exchanges. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. The Advisor may also deviate from market capitalization weighting to limit or fix the exposure of the Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in deviations from traditional market capitalization weighting.

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Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Portfolio may be reduced, from time to time. The Portfolio may also invest a portion of its assets, ordinarily not more than 20%, in fixed income securities, such as money market instruments, short-term repurchase agreements and shares of affiliated and unaffiliated registered and unregistered money market funds. These investments may cause further deviation from market capitalization weighting. The Portfolio may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, the Portfolio may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. See “Creations and Redemptions.” While such purchases and acquisitions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Portfolio.

US Small Cap Value ETF

To achieve the US Small Cap Value ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the readily marketable securities of U.S. small cap companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the U.S. that is deemed appropriate by the Advisor.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible U.S. small capitalization companies based on investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may also decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices.

The Portfolio will purchase securities that are listed on the U.S. national securities exchanges and using a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus. On not less than a semi-annual basis, the Advisor calculates price to book ratios and reviews total market capitalization to determine those companies whose stock may be eligible for investment.

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Generally, the Portfolio does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Portfolio may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by that Portfolio. In addition, the Portfolio may also sell portfolio securities in the same circumstances, however, the Portfolio may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ price to book ratios.

The total market capitalization range, and the value criteria used by the Advisor for Portfolio, as described above, generally apply at the time of purchase by the Portfolio. The Portfolio is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

US Large Cap Vector ETF

The US Large Cap Vector ETF is designed to purchase a broad and diverse group of readily marketable securities within a market capitalization weighted universe of U.S. large cap companies that the Advisor determines to have higher profitability and lower relative price as compared to other U.S. large cap companies at the time of purchase. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Portfolio may strongly emphasize certain companies, including smaller capitalization, lower relative price, and/or higher profitability companies as compared to their representation in the large cap high profitability value segment of the U.S. market. The Portfolio’s strongly increased exposure to such companies may be achieved by overweighting and/or underweighting eligible companies based on their market capitalization, relative price, and/or profitability characteristics. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large cap U.S. companies. A company’s market capitalization is the number of its shares outstanding times its price per share. The Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The total market capitalization range, as described above, generally applies at the time of purchase by the Portfolio. The Portfolio is not required to dispose of a security if the security’s issuer is no longer within the total market

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capitalization range. Securities that do meet the market capitalization criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

US Vector Equity ETF

The US Vector Equity ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe of U.S. operating companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolios’ strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible U.S. small capitalization company universe based on such investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in eligible small capitalization companies that have lower profitability and/or higher relative prices.

The US Vector Equity ETF also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Vector Equity ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. equity market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered or unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

US Real Estate ETF

To achieve the US Real Estate ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

The Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach,

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companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of U.S. companies in the real estate industry. The Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

The Portfolio will make equity investments in securities listed on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

At least semi-annually, the Advisor identifies a schedule of eligible investments consisting of equity securities of companies in the real estate industry described above. It is the intention of the Portfolio to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.”

The Portfolio generally redeems its shares in kind. See “Creations and Redemptions.” If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments. Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the investments eligible for the Portfolio to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this Prospectus.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the US Real Estate ETF and US Small Cap Value ETF involve market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be

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modified by the Advisor for a variety of reasons. The Advisor may adjust the representation in the US Real Estate ETF of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. The Advisor may adjust the representation in the US Small Cap Value ETF of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. With respect to the US Small Cap Value, the Advisor may decrease the allocation of the Portfolio’s assets to eligible small capitalization companies that generally have lower profitability and/or higher relative prices. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares. See “Creations and Redemptions.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. At least semi-annually, the Advisor will identify companies whose stock is eligible for investment by a Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets, or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers, and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer an appropriate holding in light of the investment policies of each Portfolio.

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In attempting to respond to adverse market, economic, political, or other considerations, each Portfolio may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolio’s principal investment strategies. In these circumstances, the Portfolio may invest a portion of its assets in highly liquid debt instruments, freely convertible currencies, or index futures contracts, and options thereon, which may prevent the Portfolio from achieving its investment objective.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.

Risk	US Core Equity Markets ETF	US Core Equity 1 ETF	US High Profitability ETF	US Large Cap Value ETF	US Small Cap Value ETF	US Large Cap Vector ETF	US Vector Equity ETF	US Real Estate ETF
Cyber Security Risk	X	X	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X
Equity Market Risk	X	X	X	X	X	X	X	X
Large Shareholder Risk		X					X
Market Trading Risk	X	X	X	X	X	X	X	X
Operational Risk	X	X	X	X	X	X	X	X
Premium/Discount Risk	X	X	X	X	X	X	X	X
Profitability Investment Risk	X	X	X	X	X	X	X
Risks of Concentrating in the Real Estate Industry								X
Securities Lending Risk	X	X	X	X	X	X	X	X
Small Company Risk					X
Small and Mid-Cap Company Risk	X	X					X	X
Value Investment Risk	X	X	X	X	X	X	X

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, and other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in

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the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.

Large Shareholder Risk: Certain large shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect a fund’s liquidity and net assets to the extent such transactions are executed directly with a fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force a fund to sell portfolio securities when it might not otherwise do so, which may negatively impact a fund’s NAV and increase a fund’s brokerage costs. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Market Trading Risk: Although a fund’s shares are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the fund’s market price. This reduced effectiveness could result in a fund’s shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in the fund’s bid-ask spread.

There can be no assurance that a fund’s shares will continue to trade on a stock exchange or in any market or that a fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in a fund’s shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in a fund’s shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of a fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in a fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. A fund’s shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including

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instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk: A fund’s shares may trade at prices other than NAV. A fund’s shares trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings since the most recent calculation. The trading prices of a fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of a fund’s shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to a fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy a fund’s shares in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a fund that differ significantly from its NAV.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Risks of Concentrating in the Real Estate Industry: A fund that concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry will be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in real estate investment trusts (“REITs”) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. Also, many foreign REIT-like entities are deemed for tax purposes as passive foreign investment companies (PFICs), which could result in the receipt of taxable dividends to shareholders at an unfavorable tax rate. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of a fund concentrated in the real estate industry may be materially different from the broad equity market.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

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Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios.

Securities Loans

Each Portfolio is authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While each Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolios’ Statements of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. Each Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending Risk” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2025, the following Portfolios received the following net revenues from a securities lending program (see “Securities Loans”), which constituted a percentage of the average daily net assets of each Portfolio as follows:

Portfolio	Net Revenue*	Percentage of Net Assets
Dimensional US Core Equity Market ETF	$363,482	0.00%
Dimensional US Core Equity 1 ETF	$78,607	0.00%

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Portfolio	Net Revenue*	Percentage of Net Assets
Dimensional US High Profitability ETF	$135,128	0.00%
Dimensional US Large Cap Value ETF	$73,084	0.00%
Dimensional US Small Cap Value ETF	$462,427	0.01%
Dimensional US Large Cap Vector ETF	$4,800	0.00%
Dimensional US Vector Equity ETF	$17,284	0.01%
Dimensional US Real Estate ETF	$93,233	0.01%

* The amounts included in the table above may differ from the amounts disclosed in the Portfolios’ annual financial statements due to timing differences, reconciliations, and certain other adjustments.

Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with the Trust on behalf of each Portfolio, the Advisor is responsible for the management of each of the Portfolio’s assets. Each of the Portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of such Portfolio.

Mr. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, a Vice President, and Senior Portfolio Manager of the Advisor. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Portfolios since inception (2020), with respect to the US Core ETF; since inception (2023), with respect to the US Core Equity 1 ETF and US Large Cap Vector ETF; since inception (2024), with respect to the US Vector Equity ETF; and 2022, with respect to each other Portfolio.

Mr. Hertzer is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hertzer holds an MBA from the University of California, Los Angeles and a BA from Dartmouth College. Mr. Hertzer joined the Advisor in 2013, has been a portfolio manager since 2016, and has been responsible for the US High Profitability ETF, US Large Cap Value ETF and US Real Estate ETF since inception (2022); the US Core Equity 1 ETF and US Large Cap Vector ETF since inception (2023); and the US Vector Equity ETF since inception (2024).

Mr. Hohn is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hohn holds an MBA from the University of California, Los Angeles, an MS from the University of Southern California and a BS from Iowa State University. Mr. Hohn joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the Portfolios since inception (2020), with respect to the US Core ETF; since inception (2023), with respect to the US Core Equity 1 ETF and US Large Cap Vector Equity ETF; since inception (2024), with respect to the US Vector Equity ETF; and 2022, with respect to each other Portfolio.

Mr. Leblond is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Leblond holds an MBA from the University of Chicago, and an MS and BS from Columbia University. Mr. Leblond joined the Advisor in 2015, has

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been a portfolio manager since 2017, and has been responsible for the US Small Cap Value ETF since inception (2022).

Mr. Pu is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the US Core Equity 1 ETF, US High Profitability ETF, US Large Cap Value ETF, US Large Cap Vector ETF, US Vector Equity ETF, and the US Real Estate ETF since 2024.

Mr. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the US Small Cap Value ETF since inception (2022), and the US Core ETF since 2024.

The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Portfolio, to financial intermediaries to support the sale of Portfolio shares. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreements with respect to the Portfolios is available in the semi-annual Form N-CSR report for the Portfolios for the fiscal period ending April 30, 2025.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2026, assets under management for all Dimensional affiliated advisors totaled approximately $987 billion.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration.

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UNITARY FEES

The US Core ETF (the “Unitary Portfolio”) pays the Advisor a unified management fee for managing the Unitary Portfolio’s assets. Pursuant to the investment management agreement with the Trust, on behalf of the Unitary Portfolio, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) payments under the Unitary Portfolio’s 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities, instruments and other investments); (iii) taxes; (iv) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or Portfolio may be a party and indemnification of the Trustees and officers with respect thereto); (vi) Trustees’ fees and expenses; (vii) legal expenses of counsel to the Independent Trustees; (viii) Chief Compliance Officer (“CCO”) compensation; (ix) acquired fund fees and expenses (if any); and (x) other non-routine or extraordinary expenses. The fee is equal to the following annual rate based on the net assets of the Unitary Portfolio:

Dimensional US Core Equity Market ETF	0.12%

Pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to the Unitary Portfolio, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of the Unitary Portfolio’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by each non-Unitary Portfolio (excluding the US Large Cap Vector ETF and the US Vector Equity ETF) for the services provided by the Advisor for the fiscal year ended October 31, 2025. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for each non-Unitary Portfolio (excluding the US Large Cap Vector ETF and the US Vector Equity ETF) provides the investment management fee that was payable by the Portfolio to the Advisor.

The effective management fee paid by the US Large Cap Vector ETF, based on the Portfolio’s average daily net assets on an annualized basis, during the fiscal year ended October 31, 2025 was 0.17%, which reflects a management fee reduction that was effective as of February 28, 2025.

The effective management fee paid by the US Vector Equity ETF, based on the Portfolio’s average daily net assets on an annualized basis, during the fiscal year ended October 31, 2025 was 0.21%, which reflects a management fee reduction that was effective as of February 28, 2025.

Manager of Managers Structure

The Advisor and the Trust have received an exemptive order from the Securities and Exchange Commission (“SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Board concludes that such arrangements would be in the best interests of the shareholders of a Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for a Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

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The use of the manager of managers structure with respect to a Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

Fee Waiver and Expense Assumption Agreements

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for each Portfolio (excluding the Unitary Portfolio), the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the following Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional US Core Equity 1 ETF	0.14%
Dimensional US High Profitability ETF	0.22%
Dimensional US Large Cap Value ETF	0.22%
Dimensional US Small Cap Value ETF	0.31%
Dimensional US Large Cap Vector ETF	0.19%
Dimensional US Vector Equity ETF	0.25%
Dimensional US Real Estate ETF	0.19%

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes. Dividends from net investment income of the Portfolios are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income

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dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

Distributions may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Currently, any capital gain or loss realized upon a sale of Portfolio shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses may be limited.

Creation Units. An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the authorized participant as part of the issue) and the authorized participant’s aggregate basis in the securities surrendered (plus any cash paid by the authorized participant as part

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of the issue). An authorized participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the authorized participant’s basis in the Creation Units (plus any cash paid by the authorized participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the authorized participant as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a 24% withholding tax may apply to taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). Withholding is also imposed if the Internal Revenue Service requires it.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a Portfolio shareholder may be disclosed to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

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SPECIAL TAX CONSIDERATIONS FOR INVESTORS THAT INVEST IN THE US REAL ESTATE ETF.

PFIC Securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, any foreign corporation is considered a PFIC if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio. Due to various complexities in identifying PFICs, a Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If a Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce a Portfolio’s distributions paid to you.

Investment in U.S. REITS. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Portfolio will be treated as long-term capital gains by the Portfolio and, in turn, may be distributed by the Portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

Receipt of Excess Inclusion Income by a Portfolio. A Portfolio may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to tax-exempt and other shareholders in the event a Portfolio realizes excess inclusion income in excess of certain threshold amounts.

Investment in U.S. Real Property. The sale of a U.S. real property interest by a U.S. REIT or U.S. real property holding corporation in which a Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. investors. Please see the SAI for a discussion of the risks and special tax consequences to shareholders from a sale of a U.S. real property interest by a U.S. REIT or U.S. real property holding corporation in which a Portfolio invests.

Qualified REIT dividends. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers.

A Portfolio may choose to report the special character of “qualified REIT dividends” to its shareholders, provided both the Portfolio and the shareholder meets certain holding period requirements with respect to their shares.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

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Purchase and Sale of Shares

Shares of a Portfolio may be acquired or redeemed directly from the Portfolio only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this Prospectus. Only an Authorized Participant (defined below) may engage in creation or redemption transactions directly with a Portfolio. An “Authorized Participant” is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant who, in either case, has executed an agreement with the distributor and transfer agent with respect to creations and redemptions of Creation Units. Once created, shares of a Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

Shares of a Portfolio are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Portfolio’s shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a Portfolio purchased on an exchange. Shares of the Portfolios trade under the following symbols:

Ticker:
Dimensional US Core Equity Market ETF	DFAU
Dimensional US Core Equity 1 ETF	DCOR
Dimensional US High Profitability ETF	DUHP
Dimensional US Large Cap Value ETF	DFLV
Dimensional US Small Cap Value ETF	DFSV
Dimensional US Large Cap Vector ETF	DFVX
Dimensional US Vector Equity ETF	DXUV
Dimensional US Real Estate ETF	DFAR

Buying or selling a Portfolio’s shares on an exchange involves certain costs that may apply to all securities transactions. When buying or selling shares of a Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may also incur the cost of the “spread” (the difference between the bid price and the ask price). The spread varies over time for shares of a Portfolio based on its trading volume and market liquidity and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity. Because shares of the Portfolios trade at market price rather than NAV, an investor may pay more than NAV when purchasing shares and receive less than NAV when selling Portfolio shares. Authorized Participants may acquire Portfolio shares directly from a Portfolio, and Authorized Participants may tender their shares for redemption directly to a Portfolio, at NAV per share only in Creation Units, and in accordance with the procedures described in the SAI.

Each Portfolios’ primary listing exchange is NYSE Arca, Inc. The Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Portfolio shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Portfolio’s portfolio securities after the close of the primary markets for the Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”) because each Portfolio sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under “Creations and Redemptions.” The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Portfolios are listed for trading on a national securities exchange.

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SHARE PRICE

The trading prices of a Portfolio’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply of and demand for Portfolio shares and shares of underlying securities held by a Portfolio, economic conditions and other factors, rather than a Portfolio’s NAV, which is calculated at the end of each business day. Portfolio shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of a Portfolio’s shares. The trading prices of a Portfolio’s shares may deviate significantly from the Portfolio’s NAV during periods of market volatility. Given, however, that a Portfolio’s shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to a Portfolio. The IOPV calculations are estimates of the value of a Portfolio’s NAV per share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Portfolio’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Portfolio expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities’ local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Therefore, the IOPV may not reflect the best possible valuation of a Portfolio’s current portfolio. Neither the Portfolio nor the Advisor or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy. In the future, the dissemination of the IOPV may be discontinued.

BOOK ENTRY

Shares of the Portfolios are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Portfolios.

Investors owning shares of the Portfolios are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Portfolios. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

NET ASSET VALUE

The value of shares of each Portfolio will fluctuate in relation to its investment experience. The NAV per share of each Portfolio is normally calculated once daily after the close of the Exchange on which the Portfolio is listed for trading (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of beneficial interest of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the Exchange on which the Portfolio is listed for trading closes at a time other than 4:00 p.m. ET or in other situations to the extent permitted by the SEC.

Securities held by the Portfolios will be valued in accordance with applicable laws and procedures approved by the Board, and generally, as described below. Each Portfolio generally calculates its NAV per share and accepts purchase and redemption orders of Creation Units on days that the Exchange on which the Portfolio is listed is open for trading. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day.

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Securities held by the Portfolios (including exchange-traded investment companies and over-the-counter securities) are valued at, as applicable: (1) the official closing price on the exchange or market where the security is principally traded; or (2) the last reported sale price prior to that day’s close. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sales price or official closing price of the day, the Portfolios value the securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, options will be valued using the same pricing methods discussed above. Generally, securities issued by open-end investment companies (excluding exchange-traded investment companies) are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent that a Portfolio holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to fair value pricing procedures approved by the Board than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolios is determined each day as of such close. In the absence of prices that are readily available as defined in Rule 2a-5, the futures contract will be valued in good faith at fair value in accordance with procedures approved by the Board.

Creations and Redemptions

Prior to trading in the secondary market, shares of a Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of the following number of shares, or multiples thereof:

Portfolio	Creation Unit
Dimensional US Core Equity Market ETF	50,000 shares
Dimensional US Core Equity 1 ETF	25,000 shares
Dimensional US High Profitability ETF	50,000 shares
Dimensional US Large Cap Value ETF	50,000 shares
Dimensional US Small Cap Value ETF	50,000 shares
Dimensional US Large Cap Vector ETF	50,000 shares
Dimensional US Vector Equity ETF	25,000 shares
Dimensional US Real Estate ETF	50,000 shares

All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (an “AP Agreement”) with the Portfolios’ distributor (the “Distributor”).

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A creation transaction, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into a Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Portfolio and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Portfolio.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Only an Authorized Participant may create or redeem Creation Units directly with a Portfolio. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Portfolio’s instructions or may not be executed at all, or a Portfolio may not be able to place or change orders.

When a Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the Distributor. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Portfolios' SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Portfolio a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information showing the number of days the market price of a Portfolio’s shares was greater than the Portfolio's NAV and the number of days it was less than the Portfolio's NAV (i.e., premium or discount) for various time periods is available by visiting the Portfolio’s website at https://www.dimensional.com/etfs.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures regarding the release of portfolio holdings information is also available in the Trust's SAI. Portfolio holdings information is available by visiting a Portfolio’s website at https://www.dimensional.com/us-en/funds.

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Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, certain broker-dealers may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” You may contact your broker-dealer to enroll in householding. Once enrolled, this process will continue indefinitely unless you instruct your broker-dealer otherwise. If you do not want the mailings of these documents to be combined with those of other members of your household, please contact your broker-dealer. At any time you may view current prospectuses and financial reports on a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Distribution

The Distributor or its agents distribute Creation Units for the Portfolios on an agency basis. The Distributor does not maintain a secondary market in shares of the Portfolios.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Portfolio to pay distribution fees of up to 0.25% per year, to those who sell and distribute Portfolio shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past five years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Trust's Form N-CSR filed with the SEC. Further information about each Portfolio’s performance is contained in the annual report, which is available upon request.

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Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US Core Equity Market ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Period November 17, 2020* through October 31, 2021
Net Asset Value, Beginning of Period	$39.38	$29.08	$27.33	$32.08	$24.92

Income From Investment Operations (a)
Net Investment Income (Loss)	0.49	0.47	0.44	0.42	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	7.24	10.25	1.72	(4.78)	7.04
Total from Investment Operations	7.73	10.72	2.16	(4.36)	7.40
Less Distributions:
Net Investment Income	(0.48)	(0.42)	(0.41)	(0.39)	(0.24)
Total Distributions	(0.48)	(0.42)	(0.41)	(0.39)	(0.24)

Net Asset Value, End of Period	$46.63	$39.38	$29.08	$27.33	$32.08

Total Return at NAV (b)	19.78%	37.00%	7.93%	(13.67)%	29.81%(e)

Net Assets, End of Year (thousands)	$9,970,190	$6,535,258	$3,884,195	$2,582,901	$1,328,340
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%(d)
Ratio of Net Investment Income to Average Net Assets	1.17%	1.31%	1.50%	1.46%	1.27%(d)
Portfolio Turnover Rate (c)	5%	4%	7%	6%	3%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

67

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US Core Equity 1 ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period September 12, 2023* through October 31, 2023
Net Asset Value, Beginning of Period	$62.85	$46.54	$49.84

Income From Investment Operations (a)
Net Investment Income (Loss)	0.81	0.75	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	9.94	16.16	(3.37)
Total from Investment Operations	10.75	16.91	(3.30)
Less Distributions:
Net Investment Income	(0.76)	(0.60)	—
Total Distributions	(0.76)	(0.60)	—

Net Asset Value, End of Period	$72.84	$62.85	$46.54

Total Return at NAV (b)	17.23%	36.47%	(6.64)%(e)

Net Assets, End of Year (thousands)	$2,256,365	$944,339	$117,507
Ratio of Expenses to Average Net Assets	0.14%	0.14%	0.14%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.14%	0.17%	0.50%(d)
Ratio of Net Investment Income to Average Net Assets	1.22%	1.27%	1.08%(d)
Portfolio Turnover Rate (c)	5%	9%	2%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

68

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US High Profitability ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period February 23, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$33.69	$25.17	$23.57	$24.54

Income From Investment Operations (a)
Net Investment Income (Loss)	0.44	0.45	0.46	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	4.22	8.49	1.55	(1.11)
Total from Investment Operations	4.66	8.94	2.01	(0.82)
Less Distributions:
Net Investment Income	(0.40)	(0.42)	(0.41)	(0.15)
Total Distributions	(0.40)	(0.42)	(0.41)	(0.15)

Net Asset Value, End of Period	$37.95	$33.69	$25.17	$23.57

Total Return at NAV (b)	13.96%	35.66%	8.53%	(3.31)%(e)

Net Assets, End of Year (thousands)	$9,981,783	$6,927,767	$3,182,725	$1,084,080
Ratio of Expenses to Average Net Assets	0.20%	0.21%	0.22%	0.21%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.20%	0.21%	0.22%	0.21%(d)
Ratio of Net Investment Income to Average Net Assets	1.27%	1.43%	1.78%	1.81%(d)
Portfolio Turnover Rate (c)	3%	6%	4%	2%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

69

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US Large Cap Value ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period December 6, 2022* through October 31, 2023
Net Asset Value, Beginning of Period	$30.64	$23.77	$24.70

Income From Investment Operations (a)
Net Investment Income (Loss)	0.62	0.58	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	2.12	6.80	(1.07)
Total from Investment Operations	2.74	7.38	(0.60)
Less Distributions:
Net Investment Income	(0.56)	(0.51)	(0.33)
Total Distributions	(0.56)	(0.51)	(0.33)

Net Asset Value, End of Period	$32.82	$30.64	$23.77

Total Return at NAV (b)	9.07%	31.21%	(2.45)%(e)

Net Assets, End of Year (thousands)	$4,435,722	$2,621,133	$962,791
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.22%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.21%	0.22%	0.24%(d)
Ratio of Net Investment Income to Average Net Assets	2.00%	2.00%	2.08%(d)
Portfolio Turnover Rate (c)	5%	3%	5%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

70

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US Small Cap Value ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period February 23, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$30.38	$23.93	$25.01	$24.66

Income From Investment Operations (a)
Net Investment Income (Loss)	0.54	0.46	0.41	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.96	6.37	(1.13)	0.23
Total from Investment Operations	1.50	6.83	(0.72)	0.47
Less Distributions:
Net Investment Income	(0.50)	(0.38)	(0.36)	(0.12)
Total Distributions	(0.50)	(0.38)	(0.36)	(0.12)

Net Asset Value, End of Period	$31.38	$30.38	$23.93	$25.01

Total Return at NAV (b)	4.99%	28.63%	(2.91)%	1.92%(e)

Net Assets, End of Year (thousands)	$5,463,821	$3,861,116	$1,824,625	$690,252
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.31%	0.31%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.30%	0.30%	0.31%	0.31%(d)
Ratio of Net Investment Income to Average Net Assets	1.78%	1.57%	1.61%	1.44%(d)
Portfolio Turnover Rate (c)	9%	8%	11%	4%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

71

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US Large Cap Vector ETF
	Year ended October 31, 2025	Period November 1, 2023* through October 31, 2024
Net Asset Value, Beginning of Period	$64.86	$50.38

Income From Investment Operations (a)
Net Investment Income (Loss)	1.00	0.93
Net Gains (Losses) on Securities (Realized and Unrealized)	8.15	14.25
Total from Investment Operations	9.15	15.18
Less Distributions:
Net Investment Income	(0.97)	(0.70)
Total Distributions	(0.97)	(0.70)

Net Asset Value, End of Period	$73.04	$64.86

Total Return at NAV (b)	14.22%	30.22%(e)

Net Assets, End of Year (thousands)	$416,348	$301,615
Ratio of Expenses to Average Net Assets	0.20%	0.22%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.20%	0.25%(d)
Ratio of Net Investment Income to Average Net Assets	1.48%	1.52%(d)
Portfolio Turnover Rate (c)	4%	6%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

72

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US Vector Equity ETF
	Year ended October 31, 2025	Period September 10, 2024* through October 31, 2024
Net Asset Value, Beginning of Period	$52.09	$49.85

Income From Investment Operations (a)
Net Investment Income (Loss)	0.65	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	6.46	2.19
Total from Investment Operations	7.11	2.24
Less Distributions:
Net Investment Income	(0.61)	—
Total Distributions	(0.61)	—

Net Asset Value, End of Period	$58.59	$52.09

Total Return at NAV (b)	13.74%	4.50%(e)

Net Assets, End of Year (thousands)	$300,251	$70,318
Ratio of Expenses to Average Net Assets	0.26%	0.28%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.29%	0.35%(d)
Ratio of Net Investment Income to Average Net Assets	1.20%	0.71%(d)
Portfolio Turnover Rate (c)	7%	1%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

73

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US Real Estate ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period February 23, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$24.72	$18.95	$21.21	$24.65

Income From Investment Operations (a)
Net Investment Income (Loss)	0.74	0.69	0.69	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.52)	5.68	(2.30)	(3.72)
Total from Investment Operations	(0.78)	6.37	(1.61)	(3.32)
Less Distributions:
Net Investment Income	(0.66)	(0.60)	(0.65)	(0.12)
Total Distributions	(0.66)	(0.60)	(0.65)	(0.12)

Net Asset Value, End of Period	$23.28	$24.72	$18.95	$21.21

Total Return at NAV (b)	(3.21)%	33.87%	(7.84)%	(13.52)%(e)

Net Assets, End of Year (thousands)	$1,372,121	$1,194,983	$668,767	$297,950
Ratio of Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.19%	0.20%	0.20%	0.21%(d)
Ratio of Net Investment Income to Average Net Assets	3.11%	3.04%	3.24%	3.84%(d)
Portfolio Turnover Rate (c)	7%	9%	5%	2%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.
* Commencement of operations.

74

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Other Available Information

You can find more information about the Trust and its Portfolios in the Portfolios’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders and Form N-CSR Filed with the SEC

These reports contain additional information about the Portfolios’ investments.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

In Form N-CSR, you will find the Portfolios’ annual and semi-annual financial statements.

How to get these and other materials:

• Your investment advisor or broker-dealer—you are a client of an investment advisor or broker-dealer who has invested in the Portfolios on your behalf.

• The Trust—Call collect at (512) 306-7400.

• Access them on our website at https://www.dimensional.com.

• Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

• Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Dimensional ETF Trust-Registration No. 811-23580
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

DFA-022826-016A

Prospectus

February 28, 2026

DIMENSIONAL ETF TRUST

	Ticker:	Exchange:
Dimensional International Core Equity Market ETF	DFAI	NYSE Arca, Inc.
Dimensional International Core Equity 2 ETF	DFIC	Cboe BZX Exchange, Inc.
Dimensional International Small Cap Value ETF	DISV	Cboe BZX Exchange, Inc.
Dimensional International Small Cap ETF	DFIS	Cboe BZX Exchange, Inc.
Dimensional International High Profitability ETF	DIHP	Cboe BZX Exchange, Inc.
Dimensional International Vector Equity ETF	DXIV	NYSE Arca, Inc.
Dimensional Emerging Core Equity Market ETF	DFAE	NYSE Arca, Inc.
Dimensional Emerging Markets High Profitability ETF	DEHP	NYSE Arca, Inc.
Dimensional Emerging Markets Value ETF	DFEV	NYSE Arca, Inc.
Dimensional Emerging Markets Core Equity 2 ETF	DFEM	NYSE Arca, Inc.
Dimensional Emerging Markets ex China Core Equity ETF	DEXC	NYSE Arca, Inc.
Dimensional World Equity ETF	DFAW	NYSE Arca, Inc.
Dimensional Global Real Estate ETF	DFGR	NYSE Arca, Inc.

This Prospectus describes the shares of the Portfolio which are for long term investors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Dimensional International Core Equity Market ETF

Investment Objective

The investment objective of the Dimensional International Core Equity Market ETF (the “International Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.18%
Other Expenses	None
Total Annual Fund Operating Expenses	0.18%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International Core ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Core ETF is designed to purchase a broad and diverse group of readily marketable equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio will invest in companies of all sizes, with modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Portfolio’s modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to their book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities.

The Advisor may also increase or reduce the International Core ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Advisor will seek to set country weights based on the relative market capitalizations of eligible companies within each Approved Market. As of the date of this Prospectus, the International Core ETF can invest in the following countries that have been designated as Approved Markets by the Advisor: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The countries designated as Approved Markets will change from time to time. In addition, the countries in which the Portfolio actually holds investments will change from time to time. For additional information regarding the Portfolio’s Approved Markets, see the “Additional Information on Investment Objectives and Policies—Approved Markets” section of the Prospectus.

The International Core ETF may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Core ETF may lend its portfolio securities to generate additional income.

The International Core ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional International Core Equity Market ETF —Total Returns

January 2021-December 2025

Highest Quarter	Lowest Quarter
16.41% 2022, Q4	-14.16% 2022, Q2

Annualized Returns (%) Periods ended December 31, 2025
			Since
	1 Year	5 Years	Inception
Dimensional International Core Equity Market ETF
Return Before Taxes	33.92%	10.34%	11.34%	[1]
Return After Taxes on Distributions	33.32%	9.84%	10.84%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	20.81%	8.23%	9.07%	[1]
MSCI World ex USA IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	32.18%	9.03%	10.08%	[1]

1.	Since inception November 17, 2020.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 100,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional International Core Equity 2 ETF

Investment Objective

The investment objective of the Dimensional International Core Equity 2 ETF (the “International Core Equity 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International Core Equity 2 ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s

Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region-specific basis and based primarily on market capitalization.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of a foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional International Core Equity 2 ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

13.74% 2025, Q2	-7.34% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional International Core Equity 2 ETF
Return Before Taxes	36.95%	11.80%	[1]
Return After Taxes on Distributions	36.34%	11.30%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	22.68%	9.33%	[1]
MSCI World ex USA IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	32.18%	10.49%	[1]

1.	Since inception March 23, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• William B. Collins-Dean, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 100,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional International Small Cap Value ETF

Investment Objective

The investment objective of the Dimensional International Small Cap Value ETF (the “International Small Cap Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.39%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.42%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$43	$135	$235	$530

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International Small Cap Value ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio, using a market capitalization weighted approach, is designed to purchase securities of small, non-U.S. companies in countries with developed markets that the Advisor determines to be lower relative price stocks at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share.

Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap value segment of developed non-U.S. markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Portfolio intends to purchase securities of small value companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a small company in any country in which the Portfolio invests would be below $16,226 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor would consider a small company in Switzerland to have a market capitalization below $16,226 million, a small company in Norway to have a market capitalization below $1,934 million, and a small company in Japan to have a market capitalization below $3,311 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of a foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional International Small Cap Value ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

15.12% 2025, Q2	-7.54% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional International Small Cap Value ETF
Return Before Taxes	47.24%	14.78%	[1]
Return After Taxes on Distributions	46.57%	14.32%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	28.91%	11.80%	[1]
MSCI World ex USA Small Value Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	38.55%	10.38%	[1]
MSCI World ex USA Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	31.85%	10.92%	[1]

1.	Since inception March 23, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Brendan J. McAndrews, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2025.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional International Small Cap ETF

Investment Objective

The investment objective of the Dimensional International Small Cap ETF (the “International Small Cap ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.39%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International Small Cap ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio, using a market capitalization weighted approach, is designed to purchase securities of small, non-U.S. companies in countries with developed markets. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segment of developed non-U.S. markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Portfolio intends to purchase securities of small companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a small company in any country in which the Portfolio invests would be below $16,226 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor would consider a small company in Switzerland to have a market capitalization below $16,226 million, a small company in Norway to have a market capitalization below $1,934 million, and a small company in Japan to have a market capitalization below $3,311 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of a foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional International Small Cap ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

17.37% 2025, Q2	-7.85% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional International Small Cap ETF
Return Before Taxes	37.49%	9.94%	[1]
Return After Taxes on Distributions	36.98%	9.55%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	22.93%	7.85%	[1]
MSCI World ex USA Small Cap Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	34.07%	7.89%	[1]
MSCI World ex USA Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	31.85%	10.92%	[1]

1.	Since inception March 23, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Brendan J. McAndrews, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2025.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 100,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional International High Profitability ETF

Investment Objective

The investment objective of the Dimensional International High Profitability ETF (the “International High Profitability ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.27%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International High Profitability ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase securities of large non-U.S. companies that the Advisor determines to have high profitability relative to other large capitalization companies in the same country or region, at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large-cap high profitability segments of developed non-U.S. markets. The Portfolio’s increased exposure to such stocks may be achieved by overweighting and/or underweighting eligible stocks based on their market capitalization, relative price, and/or profitability characteristics. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Portfolio intends to purchase securities of large non-U.S. companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of companies in the particular non-U.S. markets in which the Portfolio invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2025, the market capitalization of a large company in any country or region in which the Portfolio invests would be $1,852 million or above. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor considered a large company in the European Economic and Monetary Union (the “EMU“) to have a market capitalization of at least $13,667 million, a large company in Norway to have a market capitalization of at least $1,934 million and a large company in Switzerland to have a market capitalization of at least $16,226 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of a foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional International High Profitability ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter
10.91% 2023, Q4	-8.16% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional International High Profitability ETF
Return Before Taxes	27.87%	8.90%	[1]
Return After Taxes on Distributions	27.47%	8.50%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	17.15%	7.03%	[1]
MSCI World ex USA Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	31.85%	10.92%	[1]

1.	Since inception March 23, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Brendan J. McAndrews, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2025.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional International Vector Equity ETF

Investment Objective

The investment objective of the Dimensional International Vector Equity ETF (the “International Vector Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver and/or Expense Reimbursement[2]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%

[1]

The “Management Fee” and “Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.30% to 0.25% effective as of February 28, 2025.

[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$31	$147	$273	$643

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International Vector Equity ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Vector Equity ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Portfolio’s strongly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe or by avoiding purchases in that segment of the market. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor determines company size on a country or region-specific basis and based primarily on market capitalization. The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions.

The International Vector Equity ETF will purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets for investment. Under normal market conditions, the Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. To determine whether a company is associated with a developed market country, the Advisor will consider various factors, such as where the company is organized or maintains its principal place of business, the principal trading market of the company, what government, agency or instrumentality issued or guaranteed the security, where the company’s revenues or profits are derived, and whether the company is in the Portfolio’s benchmark. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities.

The Advisor may also increase or reduce the International Vector Equity ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Vector Equity ETF may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Vector Equity ETF may lend its portfolio securities to generate additional income.

The International Vector Equity ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Large Shareholder Risk: Certain shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third-party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a fund would be maintained at such levels or that a fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional International Vector Equity ETF —Total Returns

January 2025-December 2025
Highest Quarter	Lowest Quarter
13.51% 2025, Q2	6.32% 2025, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional International Vector Equity ETF
Return Before Taxes	38.52%	25.72%	[1]
Return After Taxes on Distributions	37.90%	25.17%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	23.60%	19.86%	[1]
MSCI World ex USA IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	32.18%	20.92%	[1]

1.	Since inception September 10, 2024.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• William B. Collins-Dean, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 25,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional Emerging Core Equity Market ETF

Investment Objective

The investment objective of the Dimensional Emerging Core Equity Market ETF (the “Emerging Markets Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee	0.29%
Other Expenses	None
Total Annual Fund Operating Expenses	0.29%

[1]

The “Management Fee” and “Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.35% to 0.29% effective as of February 28, 2026.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the Emerging Markets Core ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Core ETF Portfolio is designed to purchase a broad and diverse group of readily marketable equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with emerging markets that have been authorized for investment by the Advisor’s Investment Committee (“Approved Markets”), which may include frontier markets (emerging market countries in an earlier stage of development) (the “Emerging Markets Universe”). The Portfolio will invest in companies of all sizes, with modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe. The Portfolio’s modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to their book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging market equity investments that are defined in the Prospectus as Approved Market Securities.

The Advisor may also increase or reduce the Emerging Markets Core ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As of the date of this Prospectus, the Emerging Markets Core ETF can invest in the following countries that have been designated as Approved Markets by the Advisor: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. In determining what countries are eligible markets for the Portfolio, the Advisor may consider various factors, including without limitation, the classification of countries recognized by global index providers, market liquidity, relative availability of information to investors, government regulation, including fiscal and foreign exchange repatriation rules, the availability of other access to these markets, clearing and settlement processes, taxes, fees, duties, and other costs of transacting in the market, and observance of property rights. The countries designated as Approved Markets will change from time to time. In addition, the countries in which the Portfolio actually holds investments will change from time to time. To determine whether a company is related to an emerging market country, the Advisor will consider various factors, such as where the company is organized or maintains its principal place of business, the principal trading market of the company, what government, agency or instrumentality issued or guaranteed the security, where the company’s revenues or profits are derived, and whether the company is in the Portfolio’s benchmark.

The Emerging Markets Core ETF may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Portfolio also may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets Core ETF may lend its portfolio securities to generate additional income.

The Emerging Markets Core ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a fund investing in such securities. In addition, investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments may present additional risks. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure generally, or with respect to certain industries, or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Counterparty risk increases when a fund is a buyer of swaps. Swaps may be illiquid or difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Emerging Core Equity Market ETF —Total Returns

January 2021-December 2025

Highest Quarter	Lowest Quarter

12.87% 2025, Q2	-12.65% 2022, Q2

Annualized Returns (%) Periods ended December 31, 2025
			Since
	1 Year	5 Years	Inception
Dimensional Emerging Core Equity Market ETF
Return Before Taxes	30.98%	6.41%	7.44%	[1]
Return After Taxes on Distributions	30.23%	5.76%	6.79%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	18.78%	4.83%	5.66%	[1]
MSCI Emerging Markets IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	31.38%	4.66%	5.75%	[1]

1.	Since inception December 1, 2020.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 100,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional Emerging Markets High Profitability ETF

Investment Objective

The investment objective of the Dimensional Emerging Markets High Profitability ETF (the “Emerging Markets High Profitability ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.41%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$42	$138	$243	$552

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the Emerging Markets High Profitability ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase securities of large companies associated with emerging markets that the Advisor determines to have high profitability relative to other large companies in the same country or region at the time of purchase. The Portfolio intends to purchase securities of large companies that are associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”).

An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large-cap high profitability segments of the Approved Markets in which the Portfolio is authorized to invest. The Portfolio’s increased exposure to such stocks may be achieved by overweighting and/or underweighting eligible stocks based on their market capitalization, relative price, and/or profitability characteristics. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor’s definition of a large company varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. Based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company in any country or region in which the Portfolio invests would be $1,187 million or above. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor considered a large company in Mexico to have a market capitalization of at least $5,937 million, and a large company in the Czech Republic to have a market capitalization of at least $10,743 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities. The Portfolio may gain exposure to companies in an Approved Market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Portfolio also may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of a foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a fund investing in such securities. In addition, investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments may present additional risks. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure generally, or with respect to certain industries, or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Emerging Markets High Profitability ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

11.85% 2025, Q2	-7.58% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Emerging Markets High Profitability ETF
Return Before Taxes	32.46%	9.74%	[1]
Return After Taxes on Distributions	31.91%	9.06%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	19.61%	7.44%	[1]
MSCI Emerging Markets Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	33.57%	11.06%	[1]

1.	Since inception April 26, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Ethan Wren, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional Emerging Markets Value ETF

Investment Objective

The investment objective of the Dimensional Emerging Markets Value ETF (the “Emerging Markets Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.38%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$44	$145	$255	$576

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the Emerging Markets Value ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase emerging market equity securities that are deemed by the Advisor to be lower relative price stocks at the time of purchase, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the value segments of the Approved Markets in which the Portfolio is authorized to invest. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Portfolio may purchase emerging market equity securities across all market capitalizations.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of a foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in

Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a fund investing in such securities. In addition, investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments may present additional risks. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure generally, or with respect to certain industries, or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Emerging Markets Value ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

12.04% 2025, Q2	-7.60% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Emerging Markets Value ETF
Return Before Taxes	32.20%	12.28%	[1]
Return After Taxes on Distributions	31.36%	11.25%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	19.67%	9.37%	[1]
MSCI Emerging Markets Value Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	32.74%	11.59%	[1]
MSCI Emerging Markets Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	33.57%	11.06%	[1]

1.	Since inception April 26, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Ethan Wren, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 100,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional Emerging Markets Core Equity 2 ETF

Investment Objective

The investment objective of the Dimensional Emerging Markets Core Equity 2 ETF (the “Emerging Markets Core 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.33%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.39%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the Emerging Markets Core 2 ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with emerging markets that have been authorized for investment by the Advisor’s Investment

Committee (“Approved Markets”), which may include frontier markets (emerging market countries in an earlier stage of development) (the “Emerging Markets Universe”). The Portfolio will invest in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the prospectus as Approved Market securities.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of a foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a fund investing in such securities. In addition, investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments may present additional risks. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure generally, or with respect to certain industries, or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Emerging Markets Core Equity 2 ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

13.05% 2025, Q2	-6.79% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Emerging Markets Core Equity 2 ETF
Return Before Taxes	29.15%	10.63%	[1]
Return After Taxes on Distributions	28.37%	9.87%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	17.71%	8.12%	[1]
MSCI Emerging Markets IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	31.38%	10.82%	[1]

1.	Since inception April 26, 2022.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• William B. Collins-Dean, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 100,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional Emerging Markets ex China Core Equity ETF

Investment Objective

The investment objective of the Dimensional Emerging Markets ex China Core Equity ETF (the “Emerging Markets ex China Core Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.33%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver and/or Expense Reimbursement[1]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$44	$166	$300	$689

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period November 13, 2024 to October 31, 2025, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the Emerging Markets ex China Core Equity ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets ex China Core Equity ETF is designed to purchase a broad and diverse group of readily marketable emerging markets equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. securities associated with emerging markets authorized for investment by the Advisor’s Investment Committee (“Approved Markets”), which may include frontier markets (emerging markets in an earlier stage of development) but which does not include China (the “Emerging Markets Universe”). The Portfolio will invest in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets ex China Core Equity ETF will invest at least 80% of its net assets in emerging market equity investments that are defined in the Prospectus as Approved Market securities. In determining which countries are eligible markets for the Portfolio, the Advisor may consider various factors, including without limitation, the classification of countries recognized by global index providers, market liquidity, relative availability of information to investors, government regulation, including fiscal and foreign exchange repatriation rules, the availability of other access to these markets, clearing and settlement processes, taxes, fees, duties, and other costs of transacting in the market, and observance of property rights. To determine whether a company is associated with an emerging market country, the Advisor will consider various factors, such as where the company is organized or maintains its principal place of business, the principal trading market of the company, what government, agency or instrumentality issued or guaranteed the security, where the company’s revenues or profits are derived, and whether the company is in the Portfolio’s benchmark.

The Advisor may also increase or reduce the Emerging Markets ex China Core Equity ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets ex China Core Equity ETF may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets ex China Core Equity ETF may lend its portfolio securities to generate additional income.

The Emerging Markets ex China Core Equity ETF will be an actively managed exchange traded fund and will not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Taiwan Investments Risk: There are special risks associated with investments in Taiwan. Taiwan and China are highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture, and politics. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China and Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The economic success of China will continue to have an outsized influence on the growth and prosperity of Taiwan.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Counterparty risk increases when a fund is a buyer of swaps. Swaps may be illiquid or difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Large Shareholder Risk: Certain shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third-party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a fund would be maintained at such levels or that a fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Emerging Markets ex China Core Equity ETF —Total Returns

January 2025-December 2025
Highest Quarter	Lowest Quarter
15.64% 2025, Q2	-2.81% 2025, Q1

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Emerging Markets ex China Core Equity ETF
Return Before Taxes	26.73%	21.94%	[1]
Return After Taxes on Distributions	26.13%	21.38%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	16.25%	16.73%	[1]
MSCI Emerging Markets ex China Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	34.61%	28.05%	[1]

1.	Since inception November 13, 2024.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• William B. Collins-Dean, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2024).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional World Equity ETF

Investment Objective

The investment objective of the Dimensional World Equity ETF (the “World Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.02%
Other Expenses	0.02%
Acquired Fund Fees & Expenses	0.19%
Recovery of Previously Waived Fees[1]	0.01%
Total Annual Fund Operating Expenses	0.24%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other investment companies (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 0% of the average value of its investment portfolio.

Principal Investment Strategies

The World Equity ETF is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”), although it has the flexibility to invest directly in securities and derivatives. The Portfolio allocates its assets to Underlying Funds that invest in domestic and international equity securities.

To achieve the Portfolio’s and the Underlying Funds’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to provide exposure to a broad portfolio of equity securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, primarily by purchasing shares of the Underlying Funds. In addition, the Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that provide exposure to companies in all market capitalization ranges, as well as real estate securities. The Portfolio and certain Underlying Funds may invest with a moderate to meaningful emphasis on securities of smaller, lower relative price, and higher profitability companies.

The Portfolio invests substantially all of its assets in the Dimensional US Core Equity 1 ETF, Dimensional US Core Equity 2 ETF, Dimensional International Core Equity 2 ETF, Dimensional Emerging Markets Core Equity 2 ETF, and Dimensional Global Real Estate ETF. The Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust the allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 71% of its net assets in U.S. companies. This percentage will change due to market conditions.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

The Advisor may also increase or reduce the Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Because many of the Portfolio’s and certain Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts in connection with the settlement of foreign securities, or to transfer balances from one currency to another. In addition, the Portfolio and certain Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio and each Underlying Fund may purchase and sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Funds.

The Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the Portfolio is affected by the investment performance of its underlying funds in which the fund of funds invests. The ability of the fund of funds to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of a fund of funds assets among underlying funds. A fund of funds may allocate assets to an underlying fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of a fund of funds or any underlying fund will be achieved. When a fund of funds invests in an underlying fund, investors are exposed to a proportionate share of the expenses of those underlying funds in addition to the expenses of the fund of funds. Through its investments in underlying funds, a fund of funds is subject to the risks of the underlying funds’ investments. Certain risks of an underlying funds’ investments that are principal risks of investing in a fund of funds are described below. In addition to the risks associated with a underlying funds’ investments, a fund of funds investments in underlying funds operated as exchange-traded funds (“ETFs”) are also subject to the following additional risks: (1) an ETF’s shares may trade at a significant premium or discount to net asset value due to disruptions to creations and redemptions or the market prices of the ETF’s holdings, the existence of extreme market volatility or potential lack of an active trading market; (2) an active trading market for an ETF’s shares may not develop or be maintained by market makers or authorized participants; and (3) trading in an ETF’s shares may be halted in certain circumstances.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio and each Underlying Fund do not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional World Equity ETF —Total Returns

January 2024-December 2025

Highest Quarter	Lowest Quarter

10.08% 2025, Q2	-1.67% 2025, Q1

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional World Equity ETF
Return Before Taxes	20.28%	21.42%	[1]
Return After Taxes on Distributions	19.90%	21.01%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	12.31%	16.74%	[1]
MSCI All Country World IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	22.06%	22.60%	[1]

1.	Since inception September 26, 2023.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Ashish P. Bhagwanjee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 5,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Dimensional Global Real Estate ETF

Investment Objective

The investment objective of the Dimensional Global Real Estate ETF (the “Global Real Estate ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.19%
Other Expenses	0.02%
Recovery of Previously Waived Fees[1]	0.01%
Total Annual Fund Operating Expenses	0.22%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 2% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the Global Real Estate ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

The Portfolio, using a market capitalization weighted approach, purchases a broad and diverse set of securities of U.S. and non-U.S. companies principally engaged in the real estate industry, including developed and emerging markets, with a particular focus on real estate investment trusts (“REITs”) and companies the Advisor considers to be REIT-like entities. The Portfolio invests in companies of all sizes. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. However, the Advisor may limit or fix the Portfolio’s exposure to a particular country or issuer. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor also may limit or fix the Portfolio’s exposure to a particular country or issuer.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. The Portfolio concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry. The Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The Portfolio also may invest in stapled securities, where one or more of the underlying securities represents interests in a company or subsidiary in the real estate industry.

The Portfolio intends to purchase securities of companies associated with countries that the Advisor has identified as approved markets for investment for the Portfolio. The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. (For a description of the securities and countries approved for investment, see the “Additional Information on Investment Objective and Policies—Approved Markets” section of the Prospectus). As of the date of the Prospectus, the Portfolio invests approximately 73% of its net assets in U.S. companies. This percentage will change due to market conditions.

The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Risks of Concentrating in the Real Estate Industry: A fund that concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry will be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of a fund may be materially different from the broad equity market.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Global Real Estate ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter
17.28% 2023, Q4	-9.82% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Global Real Estate ETF
Return Before Taxes	7.65%	5.78%	[1]
Return After Taxes on Distributions	6.13%	4.40%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	4.74%	3.94%	[1]
S&P Global REIT Index (net dividends)[2]
(reflects no deduction for fees, expenses or taxes on sales)	7.67%	6.10%	[1]
MSCI All Country World IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	22.06%	18.71%	[1]

1.	Since inception December 6, 2022.
2.	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• William B. Collins-Dean, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Additional Information on Investment Objectives and Policies

Dimensional ETF Trust (the “Trust”) offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and is the equivalent of a separate exchange-traded fund (“ETF”). Shares of the Dimensional International Core Equity Market ETF (the “International Core ETF”), Dimensional International Core Equity 2 ETF (the “International Core Equity 2 ETF”), Dimensional International Small Cap Value ETF (the “International Small Cap Value ETF”), Dimensional International Small Cap ETF (the “International Small Cap ETF”), Dimensional International High Profitability ETF (the “International High Profitability ETF”), Dimensional International Vector Equity ETF (the "International Vector Equity ETF"), Dimensional Emerging Core Equity Market ETF (the “Emerging Markets Core ETF”), Dimensional Emerging Markets High Profitability ETF (the “Emerging Markets High Profitability ETF”), Dimensional Emerging Markets Value ETF (the “Emerging Markets Value ETF”), Dimensional Emerging Markets Core Equity 2 ETF (the “Emerging Markets Core 2 ETF”), Dimensional Emerging Markets ex China Core Equity ETF (the "Emerging Markets ex China Core Equity ETF"), Dimensional World Equity ETF (the "World Equity ETF"), and Dimensional Global Real Estate ETF (the “Global Real Estate ETF”) (each, a “Portfolio” and collectively, the “Portfolios”) are offered in this Prospectus. The Portfolios are designed for long-term investors.

The investment objective of each Portfolio is to achieve long-term capital appreciation. Each Portfolio’s investment objective is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to a Portfolio’s investment objective.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Portfolios.

Free Float generally describes the number of publicly traded shares of a company.

Price Momentum generally describes the tendency for stocks that have outperformed their peers to continue outperforming, and the similar tendency for stocks that have underperformed their peers to continue underperforming.

Short-Run Reversals generally describes the tendency for stocks that have recently outperformed their peers to underperform in the short run, and the similar tendency for stocks that have recently underperformed their peers to outperform in the short run.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to its book value or assets.

International Core ETF

To achieve the International Core ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Core ETF is designed to achieve its investment objective by purchasing a broad and diverse group of readily marketable equity securities within a market capitalization weighted universe of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). For a description of the securities and countries approved for investment, see “Approved Markets” in this Prospectus. Market capitalization weighted means that a company’s weighting in the International Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. The Portfolio will invest in companies of all sizes, with modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Portfolio’s modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to their book value. In assessing relative price, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor will seek to set country weights based on the relative market capitalizations of eligible companies within each Approved Market. The Advisor may also increase or reduce the International Core ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on such investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Under normal market conditions, the International Core ETF intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The International Core ETF may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The International Core ETF may invest in exchange-traded funds (“ETFs”), including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Core ETF may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Portfolio will look through to the security holdings of any investment companies in which it invests for purposes of compliance with its 80% policy, to the extent that the Portfolio has sufficient information about the holdings of such investment companies.

International Core Equity 2 ETF

To achieve the International Core Equity 2 ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). For a description of the securities and countries approved for investment, see “Approved Markets” in this Prospectus. The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region-specific basis and based primarily on market capitalization. The percentage by which the Portfolio’s allocation to securities of the largest high relative price companies is reduced will change due to market movements and other factors.

The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.

The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Under normal market conditions, the Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International Small Cap Value ETF
International Small Cap ETF

To achieve the Portfolios’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolios’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Small Cap Value ETF, using a market capitalization weighted approach, is designed to purchase securities of small, non-U.S. companies in countries with developed markets that the Advisor determines to be lower relative price stocks at the time of purchase. The International Small Cap ETF, using a market capitalization weighted approach, is designed to purchase securities of small, non-U.S. companies in countries with developed markets. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may adjust the representation in a Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The International Small Cap Value ETF intends to purchase securities of small value companies associated with developed market countries that the Advisor has designated as approved markets. The International Small Cap ETF intends to purchase securities of small companies associated with developed market countries that the Advisor has designated as approved markets. For a description of the securities and countries approved for investment, see “Approved Markets” in this Prospectus. Under normal market conditions, each Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

Each Portfolio intends to invest in the stock of eligible companies using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” in this Prospectus. The weightings of countries in each Portfolio may vary from their weightings in international indices, such as those published by FTSE Russell and MSCI.

As a non-fundamental policy, under normal circumstances, each Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which each Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by a Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2025, for each Portfolio, the market capitalization of a small company in any country in which the Portfolio invests would be below $16,226 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor would consider a small company in Switzerland to have a market capitalization below $16,226 million, a small company in Norway to have a market capitalization below $1,934 million, and a small company in Japan to have a market capitalization below $3,311 million. These thresholds will change due to market conditions.

Each Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. Each Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from a Portfolio.

Each Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in a Portfolio do pay dividends. It is anticipated, therefore, that each Portfolio will receive dividend income.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. Each Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may also decrease the amount that each Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices.

Each Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, a Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International High Profitability ETF

To achieve the International High Profitability ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase securities of large non-U.S. companies that the Advisor determines to have high profitability relative to other large capitalization companies in the same country or region, at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as market capitalization, free float, size, relative price, profitability, price momentum, short-run reversals, trading strategies, liquidity management, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

Under normal market conditions, the Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. The Portfolio invests its assets in securities of large non-U.S. companies associated with approved markets. For a description of the securities and countries approved for investment, see “Approved Markets” in this Prospectus. In addition, the Portfolio may continue to hold securities of developed market countries that are not listed in Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of companies in the particular non-U.S. markets in which the Portfolio invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2025, the market capitalization of a large company in any country or region in which the Portfolio invests would be $1,852 million or above. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor considered a large company in the EMU to have a market capitalization of at least $13,667 million, a large company in Norway to have a market capitalization of at least $1,934 million and a large company in Switzerland to have a market capitalization of at least $16,226 million. These thresholds will change due to market conditions.

The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The Portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International Vector Equity ETF

The International Vector Equity ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Portfolio’s strongly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe or by avoiding purchases in that segment of the market. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on such investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in eligible small capitalization companies that have lower profitability and/or higher relative prices.

The Advisor determines company size on a country or region-specific basis and based primarily on market capitalization. The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. Under normal market conditions, the International Vector Equity ETF intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets, including the U.S. equity market, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered or unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Emerging Markets Core ETF

To achieve the Emerging Markets Core ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of readily marketable equity securities within a market capitalization weighted universe of non-U.S. companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), that have been authorized for investment by the Advisor’s Investment Committee (the “Emerging Markets Universe”). For a description of the securities and countries approved for investment, see “Approved Markets” in this Prospectus. Market capitalization weighted means that a company’s weighting in the Emerging Markets Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. The Portfolio invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together “Stock Connect”) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

The Portfolio will invest in companies of all sizes, with modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe. The Portfolio’s modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to their book value. In assessing relative price, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on such investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Market securities. The Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into swap agreements. The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

In determining which emerging market countries are eligible markets for the Portfolio, the Advisor may consider various factors, including without limitation, the classification of countries recognized by global index providers, market liquidity, relative availability of information to investors, government regulation, including fiscal and foreign exchange repatriation rules, the availability of other access to these markets, clearing and settlement processes, taxes, fees, duties, and other costs of transacting in the market, and observance of property rights. Approved Markets may not include all such emerging markets. In determining whether to approve emerging markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Portfolio.

Pending the investment of new capital in Approved Markets securities, the Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Portfolio, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies.

The Portfolio also may invest up to 10% of its total assets in shares of other registered investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. The Portfolio may also invest in ETFs, including ETFs managed by the Advisor, that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Portfolio will look through to the security holdings of any investment companies in which it invests for purposes of compliance with its 80% policy, to the extent that the Portfolio has sufficient information about the holdings of such investment companies.

The Portfolio does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

Emerging Markets High Profitability ETF

To achieve the Emerging Markets High Profitability ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase securities of large companies associated with emerging markets that the Advisor determines to have high profitability relative to other large companies in the same country or region at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as market capitalization, free float, size, relative price, profitability, price momentum, short-run reversals, trading strategies, liquidity management, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Portfolio intends to purchase securities of large companies that are associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), that have been designated as Approved Markets. The Advisor’s definition of a large company varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. Based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company in any country or region in which the Portfolio invests would be $1,187 million or above. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor considered a large company in Mexico to have a market capitalization of at least $5,937 million, and a large company in the Czech Republic to have a market capitalization of at least $10,743 million. These thresholds will change due to market conditions.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities. The Portfolio may gain exposure to companies in an Approved Market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) that are accessible through Stock Connect and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

The Portfolio does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The Portfolio may also invest in ETFs, including ETFs managed by the Advisor, that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Pending the investment of new capital in Approved Markets securities, the Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Portfolio, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Portfolio does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances.

The Portfolio also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it may be necessary or advisable for the Portfolio to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

Emerging Markets Value ETF

To achieve the Emerging Markets Value ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase emerging market equity securities that are deemed by the Advisor to be lower relative price stocks at the time of purchase, which may include frontier markets (emerging market countries in an earlier stage of development), that have been designated as Approved Markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Portfolio may purchase emerging market equity securities across all market capitalizations.

The Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) that are accessible through Stock Connect and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

The Portfolio does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The Portfolio may also invest in ETFs, including ETFs managed by the Advisor, that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Generally, changes in the composition and relative ranking (in terms of price to book ratio) of the stocks which are eligible for purchase by the Portfolio take place with every trade when the securities markets are open for trading due primarily to price changes of such securities. On a periodic basis, the Advisor will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semi-annually.

Pending the investment of new capital in Approved Markets securities, the Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Portfolio, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Portfolio does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances.

The Portfolio also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it may be necessary or advisable for the Portfolio to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may also decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices.

Emerging Markets Core 2 ETF

To achieve the Emerging Markets Core 2 ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The

Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe of non-U.S. companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), that have been authorized for investment by the Advisor’s Investment Committee (the “Emerging Markets Universe”). The Portfolio will invest in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.

The Advisor defines the “Emerging Markets Universe” as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the Emerging Markets Universe it represents) of non-U.S. companies associated with Approved Markets. The percentage by which the Portfolio’s allocation to securities of the largest high relative price companies is reduced will change due to market movements and other factors.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the prospectus as Approved Market securities.

The Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) that are accessible through Stock Connect and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

The Portfolio does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The Portfolio may also invest in ETFs, including ETFs managed by the Advisor, that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Pending the investment of new capital in Approved Markets securities, the Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Portfolio, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Portfolio does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances.

The Portfolio also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it may be necessary or advisable for the Portfolio to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on investment characteristics. The criteria the Advisor uses for assessing investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Emerging Markets ex China Core Equity ETF

The Emerging Markets ex China Core Equity ETF is designed to purchase a broad and diverse group of readily marketable emerging markets equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. securities associated with emerging markets authorized for investment by the Advisor’s Investment Committee, which may include frontier markets (emerging markets in an earlier stage of development) but which does not include China (the “Emerging Markets Universe”). For a description of the securities and countries approved for investment, see “Approved Markets” in this Prospectus. The Portfolio will invest in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on such investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.

The Portfolio also may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

Pending the investment of new capital in Approved Market securities, the Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements), although the aggregate of all such amounts will not exceed 20% of the Portfolio’s net assets under normal circumstances.

The Portfolio may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets, including the U.S. equity market, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The Portfolio does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

World Equity ETF

The World Equity ETF is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by the Advisor (the “Underlying Funds”), although it has the flexibility to invest directly in securities and derivatives. The Portfolio allocates its assets to Underlying Funds that invest in domestic and international equity securities.

The Portfolio is designed to provide exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, primarily by purchasing shares of the Underlying Funds. In addition, the Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that provide exposure to companies in all market capitalization ranges, as well as real estate securities. The Portfolio and certain Underlying Funds may invest with a moderate to meaningful emphasis on securities of smaller, lower relative price, and higher profitability companies. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

As of the date of this Prospectus, the Portfolio invests substantially all of its assets in the Dimensional US Core Equity 1 ETF, Dimensional US Core Equity 2 ETF, Dimensional International Core Equity 2 ETF, Dimensional Emerging Markets Core Equity 2 ETF, and Dimensional Global Real Estate ETF. For a more complete description of the investment strategies for the Underlying Funds, see “Investments in Underlying Funds.” Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust the allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

The Advisor will determine in its discretion when and whether to invest in markets that have been authorized as Approved Markets for each Underlying Fund, depending on a number of factors, including, but not limited to, asset growth in the Underlying Fund, constraints imposed in Approved Markets, and other characteristics of each such market. The Investment Committee of the Advisor also may authorize other markets for investment in the future, in addition to the Approved Markets identified below, or may remove one or more markets from the list of Approved Markets for an Underlying Fund. For a description of the securities approved for investment, see “Approved Markets” in this Prospectus.

The Dimensional Emerging Markets Core Equity 2 ETF, an Underlying Fund, may also invest in China A-shares (equity securities of companies listed in China) that are accessible through Stock Connect and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

Because many of the Portfolio’s and certain Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts in connection with the settlement of foreign securities, or to transfer balances from one currency to another. In addition, the Portfolio and certain Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country.

The Portfolio and each Underlying Fund may purchase and sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Funds. The Portfolio and each Underlying Fund may invest in ETFs, including ETFs managed by the Advisor, for the purposes of gaining exposure to the equity markets, while maintaining liquidity. The Portfolio and Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Global Real Estate ETF

The Global Real Estate ETF seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies in the real estate industry, with a focus on real estate investment trusts (“REITs”) or companies that the Advisor considers to be REIT-like entities. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A U.S. REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. The Portfolio concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry. The U.S. real estate securities of companies purchased by the Portfolio will be listed on securities exchanges in the United States that are deemed appropriate by the Advisor. The Portfolio will only purchase non-U.S. real estate securities of companies that are associated with Approved Markets. For a description of the securities and countries approved for investment, see “Approved Markets” in this Prospectus.

On at least a semi-annual basis, the Advisor identifies a schedule of eligible investments consisting of equity securities of U.S. and non-U.S. companies in the real estate industry as described above. It is the intention of the Portfolio to invest in the securities of eligible companies generally using a market capitalization weighted approach to determine individual security weights and country weights. See “Market Capitalization Weighted Approach.” The use of a market capitalization weighted approach may result in the Portfolio having more than 25% of its assets in companies located in a single country.

The Portfolio generally redeems its shares in kind. See “Creations and Redemptions.” If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments. Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the investments eligible for the Portfolio to include equity securities of companies in sectors of the real estate industry, in addition to those described above as eligible for investment as of the date of this Prospectus, and additional countries to respond to market events, new listings and/or new legal structures in non-U.S. markets, among others.

The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices, and such investments may or may not provide exposure to the real estate industry. The Portfolio does not intend to sell futures contracts to or to use derivatives for purposes of speculation or leveraging investment returns. The Portfolio may invest in ETFs, including ETFs managed by the Advisor, that provide exposure to equity markets, including the United States, both within and outside the real estate industry, and for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The Portfolio may also invest in China A-shares (equity securities of companies listed in China) that are accessible through Stock Connect and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

APPROVED MARKETS

As of the date of this Prospectus, the Portfolios (for World Equity ETF, either directly or indirectly through its Underlying Funds) can invest in the following countries that are designated as “Approved Markets”:

International Core ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF and International Vector Equity ETF: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Emerging Markets Value ETF: Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.

Emerging Markets Core ETF, Emerging Markets High Profitability ETF and Emerging Markets Core 2 ETF: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.

Emerging Markets ex China Core Equity ETF: Brazil, Chile, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.

World Equity ETF:

Developed Markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and United States.

Emerging Markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and United Arab Emirates.

Global Real Estate ETF:

Developed Markets: Australia, Belgium, Canada, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Singapore, Spain, the United Kingdom and United States.

Emerging Markets: China, Greece, India, Malaysia, Mexico, the Philippines, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, and Turkey (collectively, the “Approved Markets”).

The Advisor will determine in its discretion when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in the Portfolio, constraints imposed within Approved Markets, and other characteristics of each country’s markets. The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. Although the Advisor does not intend to purchase securities not associated with an Approved Market, a Portfolio may acquire such securities in connection with corporate actions or other reorganizations or transactions with respect to securities that are held by the Portfolio from time to time. Also, a Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. Emerging Markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

The Portfolios invest in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), American Depositary Receipts (“ADRs”), or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. A Portfolio will consider for purchase securities that are associated with an Approved Market (“Approved Market Securities”) under the following criteria. Approved Market Securities are: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (e) securities included in the Portfolio’s benchmark index, which tracks Approved Markets; or (f) depositary shares of companies associated with Approved Markets under the criteria above. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets that satisfy the criteria described above. The Portfolios also may obtain exposure to Approved Market Securities by investing in derivative instruments that derive their value from Approved Markets Securities, or by investing in securities of pooled investment vehicles that invest at least 80% of their assets in Approved Markets Securities.

In determining what countries are eligible markets for the Emerging Markets Core, Emerging Markets High Profitability, Emerging Markets Core 2, Emerging Markets Value, Emerging Markets ex China Core Equity, and World Equity ETFs, the Advisor may consider various factors, including without limitation, the classification of countries recognized by global index providers, market liquidity, relative availability of information to investors, government regulation, including fiscal and foreign exchange repatriation rules, the availability of other access to these markets, clearing and settlement processes, taxes, fees, duties, and other costs of transacting in the market, and observance of property rights. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Core, Emerging Markets High Profitability, Emerging Markets Core 2, Emerging Markets Value, Emerging Markets ex China Core Equity, and World Equity ETFs.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the International Small Cap Value ETF, International Small Cap ETF and Global Real Estate ETF involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Advisor for a variety of reasons. The Advisor may adjust the representation in the International Small Cap Value, International Small Cap and Global Real Estate ETFs of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. With respect to the International Small Cap Value and International Small Cap ETFs, the Advisor may decrease the allocation of the Portfolio’s assets to eligible small capitalization companies that generally have lower profitability and/or higher relative prices. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares. See “Creations and Redemptions.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. At least semi-annually, the Advisor will identify companies whose stock is eligible for investment by a Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The country weights may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries may vary from their weighting in published international indices.

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets, or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers, and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer an appropriate holding in light of the investment policies of each Portfolio.

In attempting to respond to adverse market, economic, political, or other considerations, each Portfolio may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolio’s principal investment strategies. In these circumstances, the Portfolio may invest a portion of its assets in highly liquid debt instruments, freely convertible currencies, or index futures contracts, and options thereon, which may prevent the Portfolio from achieving its investment objective.

Investments in Underlying Funds

The following is a summary of the investment strategies of Underlying Funds in which the World Equity ETF invests as of the date of this Prospectus that are not described in this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Portfolio’s Statement of Additional Information (“SAI”).

Dimensional US Core Equity 1 ETF (“US Core Equity 1 ETF”)—To achieve the US Core Equity 1 ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core Equity 1 ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed on a securities exchange in the United States that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Core Equity 1 ETF will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the US Core Equity 1 ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Core Equity 1 ETF also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Dimensional US Core Equity 2 ETF (“US Core Equity 2 ETF”)—The investment objective of the US Core Equity 2 ETF is to achieve long-term capital appreciation while considering federal income tax implications of investment decisions. The Portfolio seeks to maximize the after tax value of an investment by managing its portfolio in a manner that will defer the realization of net capital gains where possible and may attempt to reduce dividend income. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Core Equity 2 ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core Equity 2 ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed on a securities exchange in the United States that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Core Equity 2 ETF will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.

The investment performance of the World Equity ETF is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The Portfolio also indirectly pays its proportionate share of the expenses of the Underlying Funds in which it invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The following includes a description of principal risks of the Portfolio and its Underlying Funds.

Risk	International Core Equity Market ETF	International Core Equity 2 ETF	International Small Cap Value ETF	International Small Cap ETF	International High Profitability ETF
Cyber Security Risk	X	X	X	X	X
Depositary Receipts Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
Equity Market Risk	X	X	X	X	X
Foreign Securities and Currencies Risk	X	X	X	X	X
Geographic Focus Risk	X	X	X	X	X
International Closed Market Trading Risk	X	X	X	X	X
Market Trading Risk	X	X	X	X	X
Operational Risk	X	X	X	X	X
Premium/Discount Risk	X	X	X	X	X
Profitability Investment Risk	X	X	X	X	X
Securities Lending Risk	X	X	X	X	X
Small Company Risk			X	X
Small and Mid-Cap Company Risk	X	X
Value Investment Risk	X	X	X	X	X

Risk	International Vector Equity ETF	Emerging Core Equity Market ETF	Emerging Markets High Profitability ETF	Emerging Markets Core 2 ETF	Emerging Markets Value ETF
China Investments Risk		X	X	X	X
Cyber Security Risk	X	X	X	X	X

Risk	International Vector Equity ETF	Emerging Core Equity Market ETF	Emerging Markets High Profitability ETF	Emerging Markets Core 2 ETF	Emerging Markets Value ETF
Depositary Receipts Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk		X	X	X	X
Equity Market Risk	X	X	X	X	X
Foreign Securities and Currencies Risk	X	X	X	X	X
Geographic Focus Risk	X	X	X	X	X
International Closed Market Trading Risk	X	X	X	X	X
Large Shareholder Risk	X
Market Trading Risk	X	X	X	X	X
Operational Risk	X	X	X	X	X
Premium/Discount Risk	X	X	X	X	X
Profitability Investment Risk	X	X	X	X	X
Securities Lending Risk	X	X	X	X	X
Small and Mid-Cap Company Risk	X	X		X	X
Value Investment Risk	X	X	X	X	X

Risk	Emerging Markets ex China Core Equity ETF	World Equity ETF	Global Real Estate ETF
China Investments Risk		X	X
Cyber Security Risk	X	X	X
Depositary Receipts Risk	X	X	X
Derivatives Risk	X	X	X
Emerging Markets Risk	X	X	X
Equity Market Risk	X	X	X
Foreign Securities and Currencies Risk	X	X	X
Geographic Focus Risk	X
Fund of Funds Risk		X
International Closed Market Trading Risk	X	X	X
Large Shareholder Risk	X
Market Trading Risk	X	X	X
Operational Risk	X	X	X
Premium/Discount Risk	X	X	X
Profitability Investment Risk	X	X
Risks of Concentrating in the Real Estate Industry		X	X
Securities Lending Risk	X	X	X
Small and Mid-Cap Company Risk	X	X	X
Taiwan Investments Risk	X

Risk	Emerging Markets ex China Core Equity ETF	World Equity ETF	Global Real Estate ETF
Value Investment Risk	X	X

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party (“CCP”) or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

In addition, investments in China and Taiwan could be adversely affected by Taiwan’s political and economic relationship with China. China’s relations with Taiwan are severely strained and subject to the risk of rapid deterioration due to territorial disputes and defense and other security concerns. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The value of investments in China and Taiwan, including derivative positions, may be adversely affected by territorial disputes between China and Taiwan. The Chinese and Hong Kong economies are also vulnerable to the disagreements between China and Hong Kong related to integration, which may result in economic disruption.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, the People’s Republic of China (“PRC”), including Hong Kong, as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC, including Hong Kong, as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured, or supplied by persons owned by, controlled by, or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons.

A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries, or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies, each of which may negatively impact the Chinese economy generally or the specific Chinese companies or industries. China has experienced controversies in human rights abuses related to religious and nationalist groups. In 2021, the U.S. passed the Uyghur Forced Labor Prevention Act responding to information concerning the PRC’s treatment of the Uyghurs and other ethnic minorities in the Xinjiang Uyghur Autonomous Region. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy and result in sudden and significant investment losses.

Investing in China A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to a fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude a fund's ability to invest in China A-shares through the Stock Connect program. Trading through Stock Connect may require pre-validation of cash or securities prior to acceptance of orders. This requirement may limit a fund's ability to dispose of its A-shares purchased through Stock Connect in a timely manner. On December 31, 2024, through early January 2025, the China Securities Regulatory Commission (“CSRC”) and the Shanghai and Shenzhen stock exchanges barred several major mutual fund companies from selling shares on a net basis on any day in response to

CCP leadership calls to stabilize the Chinese equity market. Although the CSRC has since lifted the restriction, there can be no guarantee that trading in Chinese securities will be free from CCP interference or manipulation in the future.

A primary feature of the Stock Connect program is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, a fund's investments in Stock Connect China A-shares are generally subject to the securities regulations and listing rules of the PRC, among other restrictions. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, the Shanghai and Shenzhen markets may be open at a time when Stock Connect is not trading, with the result that prices of China A-shares may fluctuate at times when a fund is unable to add to or exit its position, which could adversely affect a fund's performance.

Changes in the operation of the Stock Connect program may restrict or otherwise affect a fund's investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices. These risks are heightened generally by the developing state of the PRC’s investment and banking systems and the uncertainty about the precise nature of the rights of equity owners and their ability to enforce such rights under Chinese law. Abuses in accounting, auditing, and financial reporting of China-based firms and companies have resulted in disciplinary actions and sanctions by regulatory bodies such as the Public Company Accounting Oversight Board (“PCAOB”). An investment in China A-Shares is also generally subject to the risks identified under “Emerging Markets Risk,” and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China.

Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as a fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in certain restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law and Chinese regulations regarding the structure are evolving. It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure generally, or with respect to certain industries. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect a fund's returns and net asset value.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.

Depositary Receipts Risk: Depositary receipts, such as EDRs, GDRs and ADRs, are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. In these cases if the issuer’s home country does not have developed financial markets, a fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Counterparty risk increases when a fund is a buyer of swaps. Swaps may be illiquid or difficult to value.

Emerging Markets Risk: Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict a fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy; (vi) higher degree of corruption and fraud; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; and (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries. Similar to foreign issuers, emerging market issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available, reliable and current financial and other information about such issuers, comparable to U.S. issuers. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Fund of Funds Risk: The investment performance of a fund of funds is affected by the investment performance of the underlying funds in which it invests. The ability of a fund of funds to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of a fund of funds’ assets among the underlying funds. A fund of funds may allocate assets to an underlying fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of a fund of funds or any underlying fund will be achieved. When a fund of funds invests in underlying funds, investors are exposed to a proportionate share of the expenses of those underlying funds in addition to the expenses of the fund of funds. Through its investments in underlying funds, a fund of funds is subject to the risks of the underlying funds’ investments.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters. Information about the countries in which the fund invested and the level of investment is available on the fund's website, and on the fund's Forms N-PORT and N-CSR filed with the SEC.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large Shareholder Risk: Certain large shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect a fund’s liquidity and net assets to the extent such transactions are executed directly with a fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force a fund to sell portfolio securities when it might not otherwise do so, which may negatively impact a fund’s NAV and increase a fund’s brokerage costs. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Market Trading Risk: Although a fund’s shares are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the fund’s market price. This reduced effectiveness could result in a fund’s shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in the fund’s bid-ask spread.

There can be no assurance that a fund’s shares will continue to trade on a stock exchange or in any market or that a fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in a fund’s shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in a fund’s shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of a fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in a fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. A fund’s shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk: A fund's shares may trade at prices other than NAV. A fund's shares trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings since the most recent calculation. The trading prices of a fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of a fund’s shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to a fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy a fund’s shares in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a fund that differ significantly from its NAV.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Risks of Concentrating in the Real Estate Industry: A fund that concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry will be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in real estate investment trusts (“REITs”) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. Also, many foreign REIT-like entities are deemed for tax purposes as passive foreign investment companies (PFICs), which could result in the receipt of taxable dividends to shareholders at an unfavorable tax rate. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of a fund concentrated in the real estate industry may be materially different from the broad equity market.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Taiwan Investments Risk: There are special risks associated with investments in Taiwan. Taiwan and China are highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture, and politics. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China and Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The economic success of China will continue to have an outsized influence on the growth and prosperity of Taiwan.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio and Underlying Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios and Underlying Funds described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios and Underlying Funds.

FUND OF FUNDS PORTFOLIO TURNOVER

The portfolio turnover rate provided for the Dimensional World Equity ETF under the heading “Portfolio Turnover” for the Portfolio is unaudited. The portfolio turnover rate presented for the Dimensional World Equity ETF was derived from the portfolio turnover rates of the Underlying Funds in which the Portfolio invests.

Securities Loans

Each Portfolio (including a Portfolio that operates as a Fund of Funds, to the extent it holds securities directly) and Underlying Fund is authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While each Portfolio or Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio or Underlying Fund. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s or an Underlying Fund's total assets, which includes the value of collateral received. To the extent a Portfolio or Underlying Fund loans a portion of its securities, the Portfolio or Underlying Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Portfolio and Underlying Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Each Portfolio and Underlying Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Portfolio or Underlying Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolios’ or Underlying Funds' Statements of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. Each Portfolio and Underlying Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio or Underlying Fund knows that a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending Risk” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2025, the following Portfolios received the following net revenues from a securities lending program (see “Securities Loans”), which constituted a percentage of the average daily net assets of each Portfolio as follows:

Portfolio	Net Revenue*	Percentage of Net Assets
Dimensional International Core Equity Market ETF	$2,229,093	0.02%
Dimensional International Core Equity 2 ETF	$3,463,613	0.04%
Dimensional International High Profitability ETF	$520,989	0.01%
Dimensional International Vector Equity ETF	$54,668	0.07%
Dimensional International Small Cap ETF	$2,142,879	0.07%
Dimensional International Small Cap Value ETF	$1,532,800	0.05%
Dimensional Emerging Core Equity Market ETF	$8,862,910	0.16%
Dimensional Emerging Markets High Profitability ETF	$260,872	0.11%
Dimensional Emerging Markets Value ETF	$1,479,228	0.15%
Dimensional Emerging Markets Core Equity 2 ETF	$11,905,986	0.23%
Dimensional Emerging Markets ex China Core Equity ETF	$108,805	0.07%
Dimensional World Equity ETF	$73,532	0.01%
Dimensional Global Real Estate ETF	$319,228	0.01%

* The amounts included in the table above may differ from the amounts disclosed in the Portfolios’ annual financial statements due to timing differences, reconciliations, and certain other adjustments.

Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios and Underlying Funds. Pursuant to an Investment Management Agreement with the Trust on behalf of each Portfolio and Underlying Fund, the Advisor is responsible for the management of each of the Portfolio’s and Underlying Fund's assets. Each of the Portfolios and Underlying Funds is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for the Portfolios and Underlying Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios and Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of such Portfolio.

Mr. Bhagwanjee is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Bhagwanjee holds an MBA from the University of Chicago Booth School of Business and a BS from Purdue University. Mr. Bhagwanjee joined the Advisor in 2014, has been a portfolio manager since 2017, and has been responsible for the World Equity ETF since inception (2023).

Mr. Collins-Dean is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Collins-Dean holds an MBA from the University of Chicago and a BS from Wake Forest University. Mr. Collins-Dean joined the Advisor in 2014, has been a portfolio manager since 2016, and has been responsible for the International Core Equity 2 ETF, Emerging Markets Core 2 ETF, and Global Real Estate ETF since inception (2022); and the International Vector Equity ETF and Emerging Markets ex China Core Equity ETF since inception (2024).

Mr. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, a Vice President, and Senior Portfolio Manager of the Advisor. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Portfolios since inception (2020), with respect to the International Core ETF and Emerging Markets Core ETF; since inception (2023), with respect to the World Equity ETF; since inception (2024), with respect to International Vector Equity ETF and Emerging Markets ex China Core Equity ETF; and 2022, with respect to each other Portfolio.

Mr. Hohn is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hohn holds an MBA from the University of California, Los Angeles, an MS from the University of Southern California and a BS from Iowa State University. Mr. Hohn joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the Portfolios since inception (2020), with respect to the International Core ETF and Emerging Markets Core ETF; since inception (2024), with respect to the International Vector Equity ETF and Emerging Markets ex China Core Equity ETF; and 2022, with respect to the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, and Global Real Estate ETF.

Ms. Phillips is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the International Core Equity 2 ETF, Emerging Markets Core 2 ETF, and Global Real Estate ETF since inception (2022), the Emerging Markets High Profitability ETF and Emerging Markets Value ETF since 2024, and the International Vector Equity ETF and Emerging Markets ex China Core Equity ETF since inception (2024).

Mr. Pu is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the World Equity ETF since inception (2023).

Mr. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the International Small Cap Value ETF, International High Profitability ETF, and International Small Cap ETF since inception (2022), and the International Core ETF and Emerging Markets Core ETF since 2024.

Mr. Wren is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Wren holds an MBA and an MPA from the University of Texas at Austin. Mr. Wren joined the Advisor in 2010, has been a portfolio manager since 2018, and has been responsible for the Emerging Markets High Profitability ETF and Emerging Markets Value ETF since inception (2022).

Mr. McAndrews is a Vice President and Senior Portfolio Manager of the Advisor. Mr. McAndrews holds an MBA from Columbia University, an MA from Norwich University, and a BS from the United States Naval Academy. Mr. McAndrews joined the Advisor in 2015, has been a portfolio manager since 2015, and has been responsible for the International Small Cap Value ETF, International Small Cap ETF, and International High Profitability ETF since 2025.

The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), and DFA Australia Limited (“DFA Australia”) provide the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Portfolio, to financial intermediaries to support the sale of Portfolio shares. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreements and Sub-Advisory Agreements with respect to the Portfolios is available in the semi-annual Form N-CSR report for the Portfolios for the fiscal period ending April 30, 2025.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls DFAL and DFA Australia. As of January 31, 2026, assets under management for all Dimensional affiliated advisors totaled approximately $987 billion.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration.

UNITARY FEES

Each of the International Core ETF and Emerging Core ETF (the “Unitary Portfolios”) pays the Advisor a unified management fee for managing the Unitary Portfolio’s assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Portfolio, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) payments under the Unitary Portfolio’s 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities, instruments and other investments); (iii) taxes; (iv) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or Portfolio may be a party and indemnification of the Trustees and officers with respect thereto); (vi) Trustees’ fees and expenses; (vii) legal expenses of counsel to the Independent Trustees; (viii) Chief Compliance Officer (“CCO”) compensation; (ix) acquired fund fees and expenses (if any); and (x) other non-routine or extraordinary expenses. The fee is equal to the following annual rate based on the net assets of a Unitary Portfolio:

Dimensional International Core Equity Market ETF	0.18%
Dimensional Emerging Core Equity Market ETF	0.29%*

* Prior to February 28, 2026, the unified management fee was 0.35%

Pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Unitary Portfolio, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Unitary Portfolio’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by each non-Unitary Portfolio (excluding the International Vector Equity ETF) for the services provided by the Advisor for the fiscal year ended October 31, 2025. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for each non-Unitary Portfolio (excluding the International Vector Equity ETF) provides the investment management fee that was payable by the Portfolio to the Advisor.

The effective management fee paid by the International Vector Equity ETF, based on the Portfolio’s average daily net assets on an annualized basis, during the fiscal year ended October 31, 2025 was 0.26%, which reflects a management fee reduction that was effective as of February 28, 2025.

The Advisor, not the Portfolios, compensates the sub-advisors.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with DFAL and DFA Australia, respectively, with respect to each Portfolio. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of each Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio, as well as making recommendations and elections on corporate actions. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Manager of Managers Structure

The Advisor and the Trust have received an exemptive order from the Securities and Exchange Commission (“SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Board concludes that such arrangements would be in the best interests of the shareholders of a Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for a Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for each Portfolio (excluding the Unitary Portfolios), the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the following Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional International Core Equity 2 ETF	0.23%
Dimensional International Small Cap Value ETF	0.42%
Dimensional International Small Cap ETF	0.39%
Dimensional International High Profitability ETF	0.29%
Dimensional International Vector Equity ETF	0.30%
Dimensional Emerging Markets High Profitability ETF	0.41%
Dimensional Emerging Markets Value ETF	0.43%
Dimensional Emerging Markets Core Equity 2 ETF	0.39%
Dimensional Emerging Markets ex China Core Equity ETF	0.43%
Dimensional Global Real Estate ETF	0.22%

World Equity ETF

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the World Equity ETF (including the expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed below as a percentage of the Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional World Equity ETF	0.25%

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes. Dividends from net investment income of the Portfolios are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. The International Core Equity 2 ETF, Emerging Markets Core Equity 2 ETF, and Global Real Estate ETF, and any other Portfolio that becomes an investment option for the Advisor's funds of funds in the future, may also make an additional dividend distribution from net investment income in October of each year. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

Distributions may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash. Also, unless otherwise indicated, the discussion below with respect to World Equity ETF includes its pro rata share of the dividends and distributions paid by its Underlying Funds.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Currently, any capital gain or loss realized upon a sale of Portfolio shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses may be limited.

Creation Units. An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the authorized participant as part of the issue) and the authorized participant’s aggregate basis in the securities surrendered (plus any cash paid by the authorized participant as part of the issue). An authorized participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the authorized participant’s basis in the Creation Units (plus any cash paid by the authorized participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the authorized participant as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a 24% withholding tax may apply to taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). Withholding is also imposed if the Internal Revenue Service requires it.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a Portfolio shareholder may be disclosed to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

SPECIAL TAX CONSIDERATIONS FOR INVESTORS THAT INVEST IN THE GLOBAL REAL ESTATE ETF.

PFIC Securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, any foreign corporation is considered a PFIC if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Investment in U.S. REITS. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Portfolio will be treated as long-term capital gains by the Portfolio and, in turn, may be distributed by the Portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

Receipt of Excess Inclusion Income by the Portfolio. The Portfolio may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to tax-exempt and other shareholders in the event the Portfolio realizes excess inclusion income in excess of certain threshold amounts.

Investment in U.S. Real Property. The sale of a U.S. real property interest by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. investors. Please see the SAI for a discussion of the risks and special tax consequences to shareholders from a sale of a U.S. real property interest by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests.

Qualified REIT dividends. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers.

The Portfolio may choose to report the special character of “qualified REIT dividends” to its shareholders, provided both the Portfolio and the shareholder meets certain holding period requirements with respect to their shares.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase and Sale of Shares

Shares of a Portfolio may be acquired or redeemed directly from the Portfolio only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this Prospectus. Only an Authorized Participant (defined below) may engage in creation or redemption transactions directly with a Portfolio. An “Authorized Participant” is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant who, in either case, has executed an agreement with the distributor and transfer agent with respect to creations and redemptions of Creation Units. Once created, shares of a Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

Shares of a Portfolio are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Portfolio’s shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a Portfolio purchased on an exchange. Shares of the Portfolios trade under the following symbols:

Portfolio	Ticker:
Dimensional International Core Equity Market ETF	DFAI
Dimensional International Core Equity 2 ETF	DFIC
Dimensional International Small Cap Value ETF	DISV
Dimensional International Small Cap ETF	DFIS
Dimensional International High Profitability ETF	DIHP
Dimensional International Vector Equity ETF	DXIV
Dimensional Emerging Core Equity Market ETF	DFAE
Dimensional Emerging Markets High Profitability ETF	DEHP
Dimensional Emerging Markets Value ETF	DFEV
Dimensional Emerging Markets Core Equity 2 ETF	DFEM
Dimensional Emerging Markets ex China Core Equity ETF	DEXC
Dimensional World Equity ETF	DFAW
Dimensional Global Real Estate ETF	DFGR

Buying or selling a Portfolio’s shares on an exchange involves certain costs that may apply to all securities transactions. When buying or selling shares of a Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may also incur the cost of the “spread” (the difference between the bid price and the ask price). The spread varies over time for shares of a Portfolio based on its trading volume and market liquidity and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity. Because shares of the Portfolios trade at market price rather than NAV, an investor may pay more than NAV when purchasing shares and receive less than NAV when selling Portfolio shares. Authorized Participants may acquire Portfolio shares directly from a Portfolio, and Authorized Participants may tender their shares for redemption directly to a Portfolio, at NAV per share only in Creation Units, and in accordance with the procedures described in the SAI.

The Portfolios’ primary listing exchanges are listed below (each, an “Exchange” and collectively, the “Exchanges”):

Portfolio	Exchange:
Dimensional International Core Equity Market ETF	NYSE Arca, Inc.
Dimensional International Core Equity 2 ETF	Cboe BZX Exchange, Inc.
Dimensional International Small Cap Value ETF	Cboe BZX Exchange, Inc.
Dimensional International Small Cap ETF	Cboe BZX Exchange, Inc.
Dimensional International High Profitability ETF	Cboe BZX Exchange, Inc.
Dimensional International Vector Equity ETF	NYSE Arca, Inc.
Dimensional Emerging Core Equity Market ETF	NYSE Arca, Inc.
Dimensional Emerging Markets High Profitability ETF	NYSE Arca, Inc.

Portfolio	Exchange:
Dimensional Emerging Markets Value ETF	NYSE Arca, Inc.
Dimensional Emerging Markets Core Equity 2 ETF	NYSE Arca, Inc.
Dimensional Emerging Markets ex China Core Equity ETF	NYSE Arca, Inc.
Dimensional World Equity ETF	NYSE Arca, Inc.
Dimensional Global Real Estate ETF	NYSE Arca, Inc.

Each Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Portfolio shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Portfolio’s portfolio securities after the close of the primary markets for the Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”) because each Portfolio sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under “Creations and Redemptions.” The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Portfolios are listed for trading on a national securities exchange.

SHARE PRICE

The trading prices of a Portfolio’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply of and demand for Portfolio shares and shares of underlying securities held by a Portfolio, economic conditions and other factors, rather than a Portfolio’s NAV, which is calculated at the end of each business day. Portfolio shares will trade on an Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of a Portfolio’s shares. The trading prices of a Portfolio’s shares may deviate significantly from the Portfolio’s NAV during periods of market volatility. Given, however, that a Portfolio’s shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.

Each Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to a Portfolio. The IOPV calculations are estimates of the value of a Portfolio’s NAV per share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Portfolio’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Portfolio expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities’ local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Therefore, the IOPV may not reflect the best possible valuation of a Portfolio’s current portfolio. Neither the Portfolio nor the Advisor or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy. In the future, the dissemination of the IOPV may be discontinued.

BOOK ENTRY

Shares of the Portfolios are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Portfolios.

Investors owning shares of the Portfolios are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Portfolios. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

NET ASSET VALUE

The following discussion applies to each Portfolio, and to the extent a Portfolio operates as a Fund of Funds, its Underlying Funds. The value of the shares of each Portfolio will fluctuate in relation to its own investment experience (or, to the extent a Portfolio operates as a Fund of Funds, its Underlying Funds). The NAV per share of each Portfolio is normally calculated once daily after the close of the Exchange on which the Portfolio is listed for trading (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of beneficial interest of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the Exchange on which the Portfolio is listed for trading closes at a time other than 4:00 p.m. ET or in other situations to the extent permitted by the SEC.

Securities held by the Portfolios will be valued in accordance with applicable laws and procedures approved by the Board, and generally, as described below. Each Portfolio generally calculates its NAV per share and accepts purchase and redemption orders of Creation Units on days that the Exchange on which the Portfolio is listed is open for trading. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day.

Securities held by the Portfolios (including exchange-traded investment companies and over-the-counter securities) are valued at, as applicable: (1) the official closing price on the exchange or market where the security is principally traded; or (2) the last reported sale price prior to that day’s close. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sales price or official closing price of the day, the Portfolios value the securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, options will be valued using the same pricing methods discussed above. Generally, securities issued by open-end investment companies (excluding exchange-traded investment companies) are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent that a Portfolio holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to fair value pricing procedures approved by the Board than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

For the Portfolios, the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time.

Because the Portfolios own securities that are primarily traded in foreign markets which may trade on days when the Portfolios do not price their shares, the net asset value of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Core, Emerging Markets High Profitability, Emerging Markets Value, Emerging Markets Core 2, Emerging Markets ex China Core Equity, World Equity, and Global Real Estate ETFs in Approved Markets may be subject to tax, investment, and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Portfolio might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). A Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market that require the Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolios is determined each day as of such close. In the absence of prices that are readily available as defined in Rule 2a-5, the futures contract will be valued in good faith at fair value in accordance with procedures approved by the Board.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not readily available as defined in Rule 2a-5, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board.

Creations and Redemptions

Prior to trading in the secondary market, shares of a Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of the following number of shares, or multiples thereof:

Portfolio	Creation Unit
Dimensional International Core Equity Market ETF	100,000 shares
Dimensional International Core Equity 2 ETF	100,000 shares
Dimensional International Small Cap Value ETF	50,000 shares
Dimensional International Small Cap ETF	100,000 shares
Dimensional International High Profitability ETF	50,000 shares

Dimensional International Vector Equity ETF	25,000 shares

Dimensional Emerging Core Equity Market ETF	100,000 shares
Dimensional Emerging Markets High Profitability ETF	50,000 shares
Dimensional Emerging Markets Value ETF	100,000 shares
Dimensional Emerging Markets Core Equity 2 ETF	100,000 shares
Dimensional Emerging Markets ex China Core Equity ETF	50,000 shares
Dimensional World Equity ETF	5,000 shares
Dimensional Global Real Estate ETF	50,000 shares

All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (an “AP Agreement”) with the Portfolios’ distributor (the “Distributor”).

A creation transaction, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into a Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Portfolio and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Portfolio.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Only an Authorized Participant may create or redeem Creation Units directly with a Portfolio. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Portfolio’s instructions or may not be executed at all, or a Portfolio may not be able to place or change orders.

When a Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the Distributor. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Portfolios' SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Portfolio a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information showing the number of days the market price of a Portfolio’s shares was greater than the Portfolio's NAV and the number of days it was less than the Portfolio's NAV (i.e., premium or discount) for various time periods is available by visiting the Portfolio’s website at https://www.dimensional.com/etfs.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures regarding the release of portfolio holdings information is also available in the Trust's SAI. Portfolio holdings information is available by visiting a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, certain broker-dealers may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” You may contact your broker-dealer to enroll in householding. Once enrolled, this process will continue indefinitely unless you instruct your broker-dealer otherwise. If you do not want the mailings of these documents to be combined with those of other members of your household, please contact your broker-dealer. At any time you may view current prospectuses and financial reports on a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Distribution

The Distributor or its agents distribute Creation Units for the Portfolios on an agency basis. The Distributor does not maintain a secondary market in shares of the Portfolios.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Portfolio to pay distribution fees of up to 0.25% per year, to those who sell and distribute Portfolio shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past five years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Trust's Form N-CSR filed with the SEC. Further information about each Portfolio’s performance is contained in the annual report, which is available upon request.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional International Core Equity Market ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Period November 17, 2020* through October 31, 2021
Net Asset Value, Beginning of Period	$30.16	$25.07	$22.83	$29.75	$25.07

Income From Investment Operations (a)
Net Investment Income (Loss)	0.93	0.84	0.80	0.83	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	6.45	4.99	2.16	(7.02)	4.36
Total from Investment Operations	7.38	5.83	2.96	(6.19)	5.13
Less Distributions:
Net Investment Income	(0.91)	(0.74)	(0.72)	(0.73)	(0.45)
Total Distributions	(0.91)	(0.74)	(0.72)	(0.73)	(0.45)

Net Asset Value, End of Period	$36.63	$30.16	$25.07	$22.83	$29.75

Total Return at NAV (b)	24.86%	23.31%	12.84%	(21.04)%	20.54%(e)

Net Assets, End of Year (thousands)	$11,966,992	$7,113,627	$3,986,341	$2,257,417	$767,440
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.18%	0.18%	0.18%	0.18%	0.18%(d)
Ratio of Net Investment Income to Average Net Assets	2.83%	2.83%	2.99%	3.24%	2.78%(d)
Portfolio Turnover Rate (c)	7%	5%	7%	5%	4%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional International Core Equity 2 ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period March 23, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$26.70	$22.37	$20.30	$24.95

Income From Investment Operations (a)
Net Investment Income (Loss)	0.85	0.78	0.74	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	6.24	4.24	1.94	(4.82)
Total from Investment Operations	7.09	5.02	2.68	(4.44)
Less Distributions:
Net Investment Income	(0.85)	(0.69)	(0.61)	(0.21)
Total Distributions	(0.85)	(0.69)	(0.61)	(0.21)

Net Asset Value, End of Period	$32.94	$26.70	$22.37	$20.30

Total Return at NAV (b)	26.97%	22.56%	13.07%	(17.83)%(e)

Net Assets, End of Year (thousands)	$11,019,064	$6,939,704	$4,079,884	$1,414,936
Ratio of Expenses to Average Net Assets	0.22%	0.23%	0.23%	0.23%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.22%	0.23%	0.24%	0.23%(d)
Ratio of Net Investment Income to Average Net Assets	2.90%	2.96%	3.13%	2.95%(d)
Portfolio Turnover Rate (c)	6%	11%	8%	5%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional International Small Cap Value ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period March 23, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$27.33	$22.82	$19.67	$24.94

Income From Investment Operations (a)
Net Investment Income (Loss)	1.10	0.86	0.80	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	8.10	4.40	2.99	(5.47)
Total from Investment Operations	9.20	5.26	3.79	(5.11)
Less Distributions:
Net Investment Income	(0.94)	(0.75)	(0.64)	(0.16)
Total Distributions	(0.94)	(0.75)	(0.64)	(0.16)

Net Asset Value, End of Period	$35.59	$27.33	$22.82	$19.67

Total Return at NAV (b)	34.14%	23.15%	19.26%	(20.54)%(e)

Net Assets, End of Year (thousands)	$3,685,524	$2,133,328	$1,281,622	$472,079
Ratio of Expenses to Average Net Assets	0.41%	0.42%	0.42%	0.42%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.42%	0.43%	0.43%	0.44%(d)
Ratio of Net Investment Income to Average Net Assets	3.54%	3.20%	3.39%	2.86%(d)
Portfolio Turnover Rate (c)	8%	14%	13%	3%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional International Small Cap ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period March 23, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$25.36	$20.85	$19.47	$25.00

Income From Investment Operations (a)
Net Investment Income (Loss)	0.77	0.70	0.61	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	6.12	4.34	1.27(f)	(5.65)
Total from Investment Operations	6.89	5.04	1.88	(5.37)
Less Distributions:
Net Investment Income	(0.75)	(0.53)	(0.50)	(0.16)
Total Distributions	(0.75)	(0.53)	(0.50)	(0.16)

Net Asset Value, End of Period	$31.50	$25.36	$20.85	$19.47

Total Return at NAV (b)	27.51%	24.29%	9.47%	(21.51)%(e)

Net Assets, End of Year (thousands)	$4,346,460	$2,089,515	$717,154	$323,183
Ratio of Expenses to Average Net Assets	0.38%	0.39%	0.39%	0.39%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.39%	0.40%	0.40%	0.42%(d)
Ratio of Net Investment Income to Average Net Assets	2.73%	2.82%	2.73%	2.27%(d)
Portfolio Turnover Rate (c)	9%	17%	10%	4%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

(f) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional International High Profitability ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period March 23, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$26.11	$22.42	$20.17	$24.97

Income From Investment Operations (a)
Net Investment Income (Loss)	0.70	0.66	0.64	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	4.55	3.59	2.15	(4.94)
Total from Investment Operations	5.25	4.25	2.79	(4.53)
Less Distributions:
Net Investment Income	(0.66)	(0.56)	(0.54)	(0.27)
Total Distributions	(0.66)	(0.56)	(0.54)	(0.27)

Net Asset Value, End of Period	$30.70	$26.11	$22.42	$20.17

Total Return at NAV (b)	20.35%	18.97%	13.74%	(18.18)%(e)

Net Assets, End of Year (thousands)	$4,725,477	$2,775,686	$1,360,848	$458,811
Ratio of Expenses to Average Net Assets	0.27%	0.28%	0.29%	0.29%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.27%	0.28%	0.29%	0.29%(d)
Ratio of Net Investment Income to Average Net Assets	2.50%	2.49%	2.72%	3.16%(d)
Portfolio Turnover Rate (c)	8%	17%	13%	2%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional International Vector Equity ETF
	Year ended October 31, 2025	Period September 10, 2024* through October 31, 2024
Net Asset Value, Beginning of Period	$49.59	$49.79

Income From Investment Operations (a)
Net Investment Income (Loss)	1.66	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	11.80	(0.39)
Total from Investment Operations	13.46	(0.20)
Less Distributions:
Net Investment Income	(1.44)	—
Total Distributions	(1.44)	—

Net Asset Value, End of Period	$61.61	$49.59

Total Return at NAV (b)	27.53%	(0.40)%(e)

Net Assets, End of Year (thousands)	$117,065	$44,628
Ratio of Expenses to Average Net Assets	0.30%	0.34%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.54%	0.61%(d)
Ratio of Net Investment Income to Average Net Assets	2.99%	2.76%(d)
Portfolio Turnover Rate (c)	8%	—%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Emerging Core Equity Market ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Period December 1, 2020* through October 31, 2021
Net Asset Value, Beginning of Period	$26.46	$21.65	$19.68	$27.48	$25.41

Income From Investment Operations (a)
Net Investment Income (Loss)	0.64	0.62	0.70	0.81	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	6.16	4.73	1.92	(8.00)	1.75
Total from Investment Operations	6.80	5.35	2.62	(7.19)	2.37
Less Distributions:
Net Investment Income	(0.66)	(0.54)	(0.65)	(0.61)	(0.30)
Total Distributions	(0.66)	(0.54)	(0.65)	(0.61)	(0.30)

Net Asset Value, End of Period	$32.60	$26.46	$21.65	$19.68	$27.48

Total Return at NAV (b)	26.10%	24.86%	13.18%	(26.50)%	9.33%(e)

Net Assets, End of Year (thousands)	$7,182,365	$4,818,131	$2,885,647	$1,548,815	$395,729
Ratio of Expenses to Average Net Assets	0.35%	0.35%	0.35%	0.35%	0.35%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.35%	0.35%	0.35%	0.35%	0.35%(d)
Ratio of Net Investment Income to Average Net Assets	2.32%	2.47%	3.05%	3.43%	2.40%(d)
Portfolio Turnover Rate (c)	6%	7%	5%	6%	4%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Emerging Markets High Profitability ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period April 26, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$25.64	$21.89	$19.73	$25.03

Income From Investment Operations (a)
Net Investment Income (Loss)	0.61	0.62	0.85	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	6.20	3.71	2.08	(5.55)
Total from Investment Operations	6.81	4.33	2.93	(5.11)
Less Distributions:
Net Investment Income	(0.59)	(0.58)	(0.77)	(0.19)
Total Distributions	(0.59)	(0.58)	(0.77)	(0.19)

Net Asset Value, End of Period	$31.86	$25.64	$21.89	$19.73

Total Return at NAV (b)	26.96%	19.86%	14.69%	(20.53)%(e)

Net Assets, End of Year (thousands)	$302,715	$206,371	$159,768	$71,014
Ratio of Expenses to Average Net Assets	0.41%	0.41%	0.40%	0.41%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.44%	0.44%	0.46%	0.65%(d)
Ratio of Net Investment Income to Average Net Assets	2.24%	2.50%	3.67%	3.90%(d)
Portfolio Turnover Rate (c)	14%	37%	18%	—%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Emerging Markets Value ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period April 26, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$27.45	$22.58	$20.41	$25.04

Income From Investment Operations (a)
Net Investment Income (Loss)	0.87	0.86	1.07	0.83
Net Gains (Losses) on Securities (Realized and Unrealized)	5.89	4.77	2.03	(4.91)
Total from Investment Operations	6.76	5.63	3.10	(4.08)
Less Distributions:
Net Investment Income	(0.93)	(0.76)	(0.93)	(0.55)
Total Distributions	(0.93)	(0.76)	(0.93)	(0.55)

Net Asset Value, End of Period	$33.28	$27.45	$22.58	$20.41

Total Return at NAV (b)	25.13%	25.09%	15.07%	(16.51)%(e)

Net Assets, End of Year (thousands)	$1,234,666	$776,803	$442,624	$169,367
Ratio of Expenses to Average Net Assets	0.43%	0.43%	0.42%	0.43%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.46%	0.47%	0.46%	0.47%(d)
Ratio of Net Investment Income to Average Net Assets	3.04%	3.27%	4.52%	7.12%(d)
Portfolio Turnover Rate (c)	14%	23%	18%	2%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Emerging Markets Core Equity 2 ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period April 26, 2022* through October 31, 2022
Net Asset Value, Beginning of Period	$27.16	$22.38	$20.13	$25.04

Income From Investment Operations (a)
Net Investment Income (Loss)	0.70	0.68	0.76	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	5.91	4.70	2.11	(5.10)
Total from Investment Operations	6.61	5.38	2.87	(4.61)
Less Distributions:
Net Investment Income	(0.74)	(0.60)	(0.62)	(0.30)
Total Distributions	(0.74)	(0.60)	(0.62)	(0.30)

Net Asset Value, End of Period	$33.03	$27.16	$22.38	$20.13

Total Return at NAV (b)	24.74%	24.19%	14.13%	(18.54)%(e)

Net Assets, End of Year (thousands)	$6,622,105	$4,342,396	$2,360,737	$666,384
Ratio of Expenses to Average Net Assets	0.39%	0.39%	0.38%	0.38%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.39%	0.40%	0.40%	0.38%(d)
Ratio of Net Investment Income to Average Net Assets	2.47%	2.62%	3.22%	4.22%(d)
Portfolio Turnover Rate (c)	9%	13%	14%	4%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

Dimensional Emerging Markets ex China Core Equity ETF
Period November 13, 2024* through October 31, 2025
Net Asset Value, Beginning of Period	$49.41

Income From Investment Operations (a)
Net Investment Income (Loss)	1.25
Net Gains (Losses) on Securities (Realized and Unrealized)	9.83
Total from Investment Operations	11.08
Less Distributions:
Net Investment Income	(0.99)
Total Distributions	(0.99)

Net Asset Value, End of Period	$59.50

Total Return at NAV (b)	22.65%(e)

Net Assets, End of Year (thousands)	$238,007
Ratio of Expenses to Average Net Assets	0.42%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.56%(d)
Ratio of Net Investment Income to Average Net Assets	2.47%(d)
Portfolio Turnover Rate (c)	5%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional World Equity ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period September 26, 2023 Ʊ through October 31, 2023
Net Asset Value, Beginning of Period	$62.25	$47.89	$49.31

Income From Investment Operations (a)
Net Investment Income (Loss)	1.04	0.91	—
Net Gains (Losses) on Securities (Realized and Unrealized)	10.37	14.30	(1.42)
Total from Investment Operations	11.41	15.21	(1.42)
Less Distributions:
Net Investment Income	(1.04)	(0.85)	—
Total Distributions	(1.04)	(0.85)	—

Net Asset Value, End of Period	$72.62	$62.25	$47.89

Total Return at NAV (b)	18.53%	31.89%	(2.87)%(e)

Net Assets, End of Year (thousands)	$926,307	$507,963	$74,230
Ratio of Expenses to Average Net Assets(f)*	0.24%	0.25%	0.25%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)*	0.24%	0.27%	0.53%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	1.58%	1.54%	(0.06)%(d)
Portfolio Turnover Rate (c)	—%	—%	N/A(e)
*The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Fund indirectly as a result of Fund’s investment in Underlying Funds as follows:	0.19%	0.20%	0.19%(d)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

(f) Represents the combined ratios for the respective Fund and its respective pro-rata share of its Underlying Funds.

Ʊ Commencement of operations.

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Global Real Estate ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period December 6, 2022* through October 31, 2023
Net Asset Value, Beginning of Period	$27.49	$21.62	$24.82

Income From Investment Operations (a)
Net Investment Income (Loss)	0.89	0.85	0.76
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	5.79	(3.43)
Total from Investment Operations	0.36	6.64	(2.67)
Less Distributions:
Net Investment Income	(0.96)	(0.77)	(0.53)
Total Distributions	(0.96)	(0.77)	(0.53)

Net Asset Value, End of Period	$26.89	$27.49	$21.62

Total Return at NAV (b)	1.38%	30.95%	(10.94)%(e)

Net Assets, End of Year (thousands)	$2,835,723	$2,093,433	$965,326
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.22%	0.23%	0.24%(d)
Ratio of Net Investment Income to Average Net Assets	3.35%	3.32%	3.54%(d)
Portfolio Turnover Rate (c)	2%	5%	9%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

Other Available Information

You can find more information about the Trust and its Portfolios in the Portfolios’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders and Form N-CSR Filed with the SEC

These reports contain additional information about the Portfolios’ investments.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

In Form N-CSR, you will find the Portfolios’ annual and semi-annual financial statements.

How to get these and other materials:

• Your investment advisor or broker-dealer—you are a client of an investment advisor or broker-dealer who has invested in the Portfolios on your behalf.

• The Trust—Call collect at (512) 306-7400.

• Access them on our website at https://www.dimensional.com.

• Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

• Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Dimensional ETF Trust-Registration No. 811-23580
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

DFA-022826-016B

Prospectus

February 28, 2026

DIMENSIONAL ETF TRUST

	Ticker:	Exchange:

Dimensional U.S. Equity Market ETF	DFUS	NYSE Arca, Inc.

Dimensional U.S. Small Cap ETF	DFAS	NYSE Arca, Inc.
Dimensional U.S. Targeted Value ETF	DFAT	NYSE Arca, Inc.
Dimensional U.S. Core Equity 2 ETF	DFAC	NYSE Arca, Inc.
Dimensional US Marketwide Value ETF	DFUV	NYSE Arca, Inc.
Dimensional International Value ETF	DFIV	NYSE Arca, Inc.
Dimensional World ex U.S. Core Equity 2 ETF	DFAX	NYSE Arca, Inc.

This Prospectus describes the shares of the Portfolio which are for long term investors:

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dimensional U.S. Equity Market ETF

Investment Objective

The investment objective of the Dimensional U.S. Equity Market ETF (the “US Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.08%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 3% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Equity ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Equity ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while

1

balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Equity ETF, using a market capitalization weighted approach, is designed to generally purchase a broad and diverse group of equity securities of U.S. companies. A company’s market capitalization is the number of its shares outstanding times its price per share. The Portfolio may subtly emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the U.S. market. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the US Equity ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the US Equity ETF will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. The Advisor considers companies of all market capitalizations for purchase by the Portfolio.

The US Equity ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Equity ETF may lend its portfolio securities to generate additional income.

The US Equity ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

2

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

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Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional U.S. Equity Market ETF —Total Returns

January 2016-December 2025

Highest Quarter	Lowest Quarter
21.91% 2020, Q2	-20.77% 2020, Q1

Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
Dimensional U.S. Equity Market ETF
Return Before Taxes	17.45%	13.84%	14.61%
Return After Taxes on Distributions	17.19%	13.51%	14.21%
Return After Taxes on Distributions and Sale of Portfolio Shares	10.49%	11.04%	12.21%
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

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• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2012).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 40,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

5

Dimensional U.S. Small Cap ETF

Investment Objective

The investment objective of the Dimensional U.S. Small Cap ETF (the “US Small Cap ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$27	$84	$146	$331

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Small Cap ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Small Cap ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio

6

management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Small Cap ETF, using a market capitalization weighted approach, is designed to generally purchase a broad and diverse group of securities of U.S. small cap companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Small Cap ETF will invest at least 80% of its net assets in securities of small cap U.S. companies. For the purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the US Small Cap ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Small Cap ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Small Cap ETF may lend its portfolio securities to generate additional income.

The US Small Cap ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

7

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

8

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional U.S. Small Cap ETF —Total Returns

January 2016-December 2025

Highest Quarter	Lowest Quarter
28.47% 2020, Q4	-32.32% 2020, Q1

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Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
Dimensional U.S. Small Cap ETF
Return Before Taxes	8.18%	9.42%	9.78%
Return After Taxes on Distributions	7.91%	9.04%	9.23%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.02%	7.40%	7.90%
Russell 2000® Index
(reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2012).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2017).

• Marc C. Leblond, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2020).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 30,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

10

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

11

Dimensional U.S. Targeted Value ETF

Investment Objective

The investment objective of the Dimensional U.S. Targeted Value ETF (the “US Targeted Value ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.27%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.28%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Targeted Value ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Targeted Value ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio

12

management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Targeted Value ETF, using a market capitalization weighted approach, is designed to generally purchase a broad and diverse group of readily marketable securities of U.S. small and mid cap companies that the Advisor determines to be lower relative price stocks with higher profitability. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small- and mid-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Targeted Value ETF will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. The Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2025, the market capitalization of a company smaller than the 500th largest U.S. company would be below $15,092 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the US Targeted Value ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Targeted Value ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Targeted Value ETF may lend its portfolio securities to generate additional income.

The US Targeted Value ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment

13

strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems.

14

Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional U.S. Targeted Value ETF —Total Returns

January 2016-December 2025

Highest Quarter	Lowest Quarter
30.73% 2020, Q4	-37.94% 2020, Q1

15

Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
Dimensional U.S. Targeted Value ETF
Return Before Taxes	8.62%	12.46%	9.98%
Return After Taxes on Distributions	8.20%	12.07%	9.30%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.37%	9.91%	8.01%
Russell 2000® Value Index
(reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2012).

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2015).

• Marc C. Leblond, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2020).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

16

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

17

Dimensional U.S. Core Equity 2 ETF

Investment Objective

The investment objective of the Dimensional U.S. Core Equity 2 ETF (the “US Core Equity 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation while considering federal income tax implications of investment decisions.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.16%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.17%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$17	$55	$96	$217

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Core Equity 2 ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Core Equity 2 ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio

18

management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core Equity 2 ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed on a securities exchange in the United States that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Core Equity 2 ETF will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the US Core Equity 2 ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Core Equity 2 ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Core Equity 2 ETF may lend its portfolio securities to generate additional income.

The US Core Equity 2 ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

19

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary

20

information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional U.S. Core Equity 2 ETF —Total Returns

January 2016-December 2025

Highest Quarter	Lowest Quarter
22.14% 2020, Q2	-25.40% 2020, Q1

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Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
Dimensional U.S. Core Equity 2 ETF
Return Before Taxes	15.63%	12.84%	13.13%
Return After Taxes on Distributions	15.34%	12.52%	12.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.43%	10.21%	10.86%
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2012).

• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 100,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

22

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

23

Dimensional US Marketwide Value ETF

Investment Objective

The investment objective of the Dimensional US Marketwide Value ETF (the “US Marketwide Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.21%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$22	$68	$118	$268

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Marketwide Value ETF are designed to maximize the after-tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Marketwide Value ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio

24

management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Marketwide Value ETF is designed to purchase a broad and diverse group of securities of U.S. companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. The Advisor considers companies of all market capitalizations for purchase by the Portfolio.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

25

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

26

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Marketwide Value Portfolio II (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on May 6, 2022 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to May 6, 2022 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional US Marketwide Value ETF —Total Returns

January 2016-December 2025

Highest Quarter	Lowest Quarter
18.26% 2020, Q4	-30.33% 2020, Q1

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Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
Dimensional US Marketwide Value ETF
Return Before Taxes	15.71%	11.18%	10.52%
Return After Taxes on Distributions	15.25%	10.72%	9.71%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.58%	8.81%	8.42%
Russell 3000® Value Index
(reflects no deduction for fees, expenses or taxes)	15.71%	11.18%	10.46%
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022 (predecessor fund 2012).

• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio and predecessor fund since 2022.

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio and predecessor fund since 2022.

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

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Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional International Value ETF

Investment Objective

The investment objective of the Dimensional International Value ETF (the “International Value ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.27%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the International Value ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the International Value ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s

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portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Value ETF is designed to generally purchase securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap value segment of developed ex U.S. markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The International Value ETF intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a large company in any country or region in which the Portfolio invests would be $1,852 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the International Value ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Value ETF also may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Value ETF may lend its portfolio securities to generate additional income.

The International Value ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

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Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

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Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on September 10, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Dimensional International Value ETF —Total Returns

January 2016-December 2025

Highest Quarter	Lowest Quarter
21.49% 2020, Q4	-31.49% 2020, Q1

Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
Dimensional International Value ETF
Return Before Taxes	45.17%	15.69%	10.29%
Return After Taxes on Distributions	44.37%	14.85%	9.62%
Return After Taxes on Distributions and Sale of Portfolio Shares	27.67%	12.56%	8.40%
MSCI World ex USA Value Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	42.23%	13.94%	9.16%
MSCI World ex USA Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	31.85%	9.46%	8.55%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2010).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

• Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

• Brendan J. McAndrews, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2025.

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Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional World ex U.S. Core Equity 2 ETF

Investment Objective

The investment objective of the Dimensional World ex U.S. Core Equity 2 ETF (the “World ex U.S. Core Equity 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation while considering federal tax implications of investment decisions.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.28%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the World ex U.S. Core Equity 2 ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the World ex U.S. Core Equity 2 ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the

36

Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The World ex U.S. Core Equity 2 ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with countries with developed and emerging markets that have been authorized for investment by the Advisor’s Investment Committee (the “Non-U.S. Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Non-U.S. Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Non-U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization.

The World ex U.S. Core Equity 2 ETF intends to purchase securities of companies associated with developed market and emerging market countries, which may include frontier markets (emerging market countries in an earlier stage of development), that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Portfolio intends to invest its assets to gain exposure to at least three different countries, excluding the United States.

The Advisor may also increase or reduce the World ex U.S. Core Equity 2 ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The World ex U.S. Core Equity 2 ETF may gain exposure to non-U.S. securities by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The World ex U.S. Core Equity 2 ETF may lend its portfolio securities to generate additional income.

The World ex U.S. Core Equity 2 ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit

37

Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or

38

People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a fund investing in such securities. In addition, investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments may present additional risks. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure generally, or with respect to certain industries, or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on September 10, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Dimensional World ex U.S. Core Equity 2 ETF —Total Returns

January 2016-December 2025

Highest Quarter	Lowest Quarter
19.21% 2020, Q2	-28.07% 2020, Q1

Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
Dimensional World ex U.S. Core Equity 2 ETF
Return Before Taxes	34.98%	9.61%	9.07%
Return After Taxes on Distributions	34.21%	8.94%	8.50%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.36%	7.52%	7.36%
MSCI All Country World ex USA IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	31.96%	7.77%	8.37%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2010).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2017).

• William B. Collins-Dean, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2021 (predecessor fund 2019).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of

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the Portfolio consists of 200,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

Dimensional ETF Trust (the “Trust”) offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and is the equivalent of a separate exchange-traded fund (“ETF”). Shares of the Dimensional U.S. Equity Market ETF (the “US Equity ETF”), Dimensional U.S. Small Cap ETF (the “US Small Cap ETF”), Dimensional U.S. Targeted Value ETF (the “US Targeted Value ETF”), Dimensional U.S. Core Equity 2 ETF (the “US Core Equity 2 ETF”), Dimensional US Marketwide Value ETF (the “US Marketwide Value ETF”), Dimensional International Value ETF (the “International Value ETF”), and Dimensional World ex U.S. Core Equity 2 ETF (the “World ex U.S. Core Equity 2 ETF”) (each, a “Portfolio” and collectively, the “Portfolios”) are offered in this Prospectus. The Portfolios are designed for long-term investors.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Portfolios.

Free Float generally describes the number of publicly traded shares of a company.

Price Momentum generally describes the tendency for stocks that have outperformed their peers to continue outperforming, and the similar tendency for stocks that have underperformed their peers to continue underperforming.

Short-Run Reversals generally describes the tendency for stocks that have recently outperformed their peers to underperform in the short run, and the similar tendency for stocks that have recently underperformed their peers to outperform in the short run.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to its book value or assets.

US Equity ETF

The investment objective of the US Equity ETF is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Portfolio generally will invest its assets in a broad and diverse group of securities of companies listed on the U.S. national securities exchanges. The US Equity ETF uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

The Advisor considers companies of all market capitalizations for purchase by the Portfolio. The total market capitalization range used by the Advisor for the US Equity ETF (i.e., all eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor), generally applies at the time of purchase by the Portfolio. The Portfolio is not required to dispose of a security if the security’s issuer is no longer within this total market capitalization range. Securities that do meet the market capitalization range nevertheless may be sold at any time when, in the Advisor’s judgement, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus. The Advisor may increase or decrease the Portfolio’s exposure to an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor may decrease the allocation of the Portfolio’s assets to eligible small capitalization companies that generally have lower profitability and/or higher relative prices.

The Advisor may also increase or reduce the US Equity ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets

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divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Equity ETF may invest in exchange-traded funds (“ETFs”), including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Portfolio will look through to the security holdings of any investment companies in which it invests for purposes of compliance with its 80% policy, to the extent that the Portfolio has sufficient information about the holdings of such investment companies.

US Small Cap ETF

The investment objective of the US Small Cap ETF is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Portfolio provides investors with access to a securities portfolio generally consisting of small U.S. companies traded on a U.S. national securities exchange. Company size will be determined for purposes of the Portfolio solely on the basis of a company’s market capitalization, which will be calculated by multiplying the price of a company’s stock by the number of its shares of outstanding common stock. As of the date of this Prospectus, for this Portfolio, the Advisor considers small cap companies to be all companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. The Advisor may decrease the allocation of the Portfolio’s assets to eligible small capitalization companies that generally have lower profitability and/or higher relative prices.

The US Small Cap ETF intends to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.”

The US Small Cap ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Portfolio will look through to the security holdings of any investment companies in which it invests for purposes of compliance with its 80% policy, to the extent that the Portfolio has sufficient information about the holdings of such investment companies.

US Targeted Value ETF

The investment objective of the US Targeted Value ETF is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

The US Targeted Value ETF invests its assets in a broad and diverse group of readily marketable securities of U.S. companies that the Advisor determines to be lower relative price stocks with higher profitability at the time of purchase. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value (a “price to book ratio”). In assessing relative price, however, the Advisor may consider additional factors, such as a company’s price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price or profitability are subject to change from time to time. The Advisor may decrease the allocation of the Portfolio’s assets to eligible small capitalization companies that generally have lower profitability and/or higher relative prices.

The US Targeted Value ETF will purchase securities that are listed on the U.S. national securities exchanges. The Portfolio uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

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On not less than a semi-annual basis, for the US Targeted Value ETF, the Advisor calculates price to book ratios and reviews total market capitalization to determine those companies whose stock may be eligible for investment. Generally, the US Targeted Value ETF does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The total market capitalization ranges, and the value criteria used by the Advisor for the US Targeted Value ETF, as described above, generally apply at the time of purchase by the Portfolio. The Tax US Targeted Value ETF is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgement, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The US Targeted Value ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Portfolio will look through to the security holdings of any investment companies in which it invests for purposes of compliance with its 80% policy, to the extent that the Portfolio has sufficient information about the holdings of such investment companies.

US Core Equity 2 ETF

The investment objective of the US Core Equity 2 ETF is to achieve long-term capital appreciation while minimizing federal income tax implications of investment decisions. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of equity securities within a market capitalization weighted universe of U.S. companies with a meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies relative to the U.S. Universe. Market capitalization weighted means that a company’s weighting in the U.S. Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. The meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. In addition, the Advisor may consider such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and investment characteristics, as well as other factors it determines appropriate in adjusting the representation of eligible companies in the Portfolio. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization companies within the U.S. Universe based on such investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.

The US Core Equity 2 ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Portfolio will look through to the security holdings of any investment companies in which it invests for purposes of compliance with its 80% policy, to the extent that the Portfolio has sufficient information about the holdings of such investment companies.

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US Marketwide Value ETF

The investment objective of the US Marketwide Value ETF is to achieve long-term capital appreciation. Ordinarily, the Portfolio will invest its assets in a broad and diverse group of securities of U.S. companies that the Advisor determines to be lower relative price stocks at the time of purchase. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value (a “price to book ratio”). In assessing relative price, however, the Advisor may consider additional factors, such as a company’s price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible U.S. small capitalization company universe that the Portfolio invests in based on such investment characteristics. The criteria the Advisor uses for assessing relative price, profitability, or investment characteristics are subject to change from time to time. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices.

The US Marketwide Value ETF will purchase securities of U.S. operating companies listed on securities exchanges in the United States that are deemed appropriate by the Advisor. On not less than a semi-annual basis, the Advisor will calculate price to book ratios and review total market capitalization to determine those companies whose stock may be eligible for investment.

The total market capitalization range, and the value criteria used by the Advisor for the US Marketwide Value ETF, as described above, generally apply at the time of purchase. The Portfolio is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgement, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The US Marketwide Value ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short- term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International Value ETF

The investment objective of the International Value ETF is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Portfolio seeks to achieve its investment objective by purchasing the securities of large non-U.S. companies which the Advisor determines to be lower relative price stocks at the time of the purchase. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap value segment of developed ex U.S. markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios. The Advisor may increase or decrease the Portfolio’s exposure to an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. As of the date of this Prospectus, the Portfolio may invest in the securities of large companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). For a description of the securities approved for investment, see “Approved Markets” in this Prospectus.

Under normal market conditions, the International Value ETF intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

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In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible securities by defining the minimum market capitalization of a large company that may be purchased by the International Value ETF with respect to each country or region. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a large company in any country or region in which the Portfolio invests would be $1,852 million or above. This threshold will change due to market conditions. For example, based on market capitalization data as of December 31, 2025, the Advisor would consider a large company in the European Economic and Monetary Union (EMU) to have a market capitalization of at least $13,667 million, a large company in Norway to have a market capitalization of at least $1,934 million, and a large company in Switzerland to have a market capitalization of at least $16,226 million. These thresholds will change due to market conditions.

The International Value ETF does not seek current income as an investment objective. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The International Value ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

World ex U.S. Core Equity 2 ETF

The investment objective of the World ex U.S. Core Equity 2 ETF is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of equity securities within a market capitalization weighted universe of non-U.S. companies with a meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies relative to the Non-U.S. Universe. For purposes of this Portfolio, the Advisor defines the Non-U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the Non-U.S. Universe it represents) of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by the Advisor’s Investment Committee. Market capitalization weighted means that a company’s weighting in the Non-U.S. Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. As of the date of this Prospectus, the following markets have been authorized for investment as Approved Markets for the Portfolio and comprise the Non-U.S. Universe: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. For a description of the securities approved for investment, see “Approved Markets” in this Prospectus.

The World ex U.S. Core Equity 2 ETF intends to invest its assets to gain exposure to at least three different countries, excluding the United States.

The meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies for the World ex U.S. Core Equity 2 ETF may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price or lower profitability companies relative to their weight in the Non-U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. In addition, the Advisor may consider such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and investment characteristics, as well as other factors it

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determines appropriate in adjusting the representation of eligible companies in the Portfolio. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization companies within the Non-U.S. Universe based on such investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.

In determining which emerging market countries are eligible markets for the World ex U.S. Core Equity 2 ETF, the Advisor may consider various factors, including, without limitation, the classification of countries recognized by global index providers, market liquidity, relative availability of information to investors, government regulation, including fiscal and foreign exchange repatriation rules, the availability of other access to these markets, clearing and settlement processes, taxes, fees, duties, and other costs of transacting in the market, and observance of property rights. Approved Markets may not include all such emerging markets. In determining whether to approve emerging markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Portfolio.

The World ex U.S. Core Equity 2 ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The World ex U.S. Core Equity 2 ETF may also invest in China A-shares (equity securities of companies listed in China) that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

Approved Markets

With respect to the International Value ETF and World ex U.S. Core Equity 2 ETF (each an “International Portfolio” and together, the “International Portfolios”), the Advisor will determine in its discretion when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in the International Portfolio, constraints imposed within Approved Markets, and other characteristics of each country’s markets. The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. Although the Advisor does not intend to purchase securities not associated with an Approved Market, an International Portfolio may acquire such securities in connection with corporate actions or other reorganizations or transactions with respect to securities that are held by the Portfolio from time to time. Also, an International Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

The International Portfolios invest in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), American Depositary Receipts (“ADRs”), or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. An International Portfolio will consider for purchase securities that are associated with an Approved Market (“Approved Market Securities”) under the following criteria. Approved Market Securities are: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (e) securities included in the International

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Portfolio’s benchmark index, which tracks Approved Markets; or (f) depositary shares of companies associated with Approved Markets under the criteria above. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets that satisfy the criteria described above. The International Portfolios also may obtain exposure to Approved Market Securities by investing in derivative instruments that derive their value from Approved Markets Securities, or by investing in securities of pooled investment vehicles that invest at least 80% of their assets in Approved Markets Securities.

Market Capitalization Weighted Approach—US Equity ETF, US Small Cap ETF and US Targeted Value ETF

The portfolio structures of US Equity ETF, US Small Cap ETF and US Targeted Value ETF each involve market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Advisor for a variety of reasons. The Advisor may increase or decrease a Portfolio’s exposure to an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization companies within the U.S. Universe based on such investment characteristics. The criteria the Advisor uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.

The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.

The Portfolios should not be expected to adhere to their market capitalization weighted approach to the same extent as non-tax-managed portfolios. The tax management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from the market capitalization weighted approach.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares. See “Creations and Redemptions.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

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Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. At least semi-annually, the Advisor will identify companies whose stock is eligible for investment by a Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

TAX MANAGEMENT STRATEGIES

Each Portfolio seeks to maximize the after tax value of an investment by managing its portfolio in a manner that will defer the realization of net capital gains where possible and may attempt to reduce dividend income. When selling securities, a Portfolio typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. Each Portfolio, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

The Advisor may attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Portfolios may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the Portfolio level, the requisite holding period of the dividend paying stock is not met.

Also, the Portfolios may dispose of securities whenever the Advisor determines that disposition is consistent with their tax management strategies or is otherwise in the best interest of a Portfolio. As part of its investment decisions, the Advisor may also consider the effects of holding periods and securities lending, among other factors, that may affect the tax characteristics of the income received.

Although the Advisor intends to manage each Portfolio in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the Portfolios may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution. There will be no capital gains distributions in years when a Portfolio realizes a net capital loss. Furthermore, the redeeming shareholders may be required to pay taxes on their capital gains, if any, on a redemption of a Portfolio's shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets, or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers, and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer an appropriate holding in light of the investment policies of each Portfolio.

In attempting to respond to adverse market, economic, political, or other considerations, each Portfolio may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolio’s principal investment strategies. In these circumstances, the Portfolio may invest a portion of its assets in highly liquid debt

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instruments, index futures contracts, and options thereon, and, with respect to the World ex U.S. Core Equity 2 ETF, freely convertible currencies, which may prevent the Portfolio from achieving its investment objective.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.

	US Equity ETF	US Small Cap ETF	US Targeted Value ETF	US Core Equity 2 ETF	US Marketwide Value ETF
Cyber Security Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
Equity Market Risk	X	X	X	X	X
Market Trading Risk	X	X	X	X	X
Operational Risk	X	X	X	X	X
Premium/Discount Risk	X	X	X	X	X
Profitability Investment Risk		X	X	X	X
Securities Lending Risk	X	X	X	X	X
Small and Mid-Cap Company Risk	X		X	X	X
Small Company Risk		X
Tax-Management Strategy Risk	X	X	X	X	X
Value Investment Risk		X	X	X	X

	International Value ETF	World ex U.S. Core Equity 2 ETF
China Investments Risk		X
Cyber Security Risk	X	X
Depositary Receipts Risk	X	X
Derivatives Risk	X	X
Emerging Markets Risk		X
Equity Market Risk	X	X
Foreign Securities and Currencies Risk	X	X
Geographic Risk	X
International Closed Market Trading Risk	X	X
Market Trading Risk	X	X
Operational Risk	X	X
Premium/Discount Risk	X	X
Profitability Investment Risk	X	X
Securities Lending Risk	X	X
Small and Mid-Cap Company Risk		X
Tax-Management Strategy Risk	X	X
Value Investment Risk	X	X

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China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party (“CCP”) or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

In addition, investments in China and Taiwan could be adversely affected by Taiwan’s political and economic relationship with China. China’s relations with Taiwan are severely strained and subject to the risk of rapid deterioration due to territorial disputes and defense and other security concerns. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The value of investments in China and Taiwan, including derivative positions, may be adversely affected by territorial disputes between China and Taiwan. The Chinese and Hong Kong economies are also vulnerable to the disagreements between China and Hong Kong related to integration, which may result in economic disruption.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, the People’s Republic of China (“PRC”), including Hong Kong, as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC, including Hong Kong, as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured, or supplied by persons owned by, controlled by, or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons.

A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries, or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies, each of which may negatively impact the Chinese economy generally or the specific Chinese companies or industries. China has experienced controversies in human rights abuses related to religious and nationalist groups. In 2021, the U.S. passed the Uyghur Forced Labor Prevention Act responding to information concerning the PRC’s treatment of the Uyghurs and other ethnic minorities in the Xinjiang Uyghur Autonomous Region. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy and result in sudden and significant investment losses.

Investing in China A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to a fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude a fund's ability to invest in China A-shares through the Stock Connect program. Trading through Stock Connect may require pre-validation of cash or securities prior to acceptance of orders. This requirement may limit a fund's ability to dispose of its A-shares purchased through Stock Connect in a timely manner. On December 31, 2024, through early January 2025, the China Securities Regulatory Commission (“CSRC”) and the Shanghai and Shenzhen stock exchanges barred several major mutual fund companies from selling shares on a net basis on any day in response to CCP leadership calls to stabilize the Chinese equity market. Although the CSRC has since lifted the restriction, there can be no guarantee that trading in Chinese securities will be free from CCP interference or manipulation in the future.

A primary feature of the Stock Connect program is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, a fund's investments in Stock Connect China A-shares are generally subject

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to the securities regulations and listing rules of the PRC, among other restrictions. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, the Shanghai and Shenzhen markets may be open at a time when Stock Connect is not trading, with the result that prices of China A-shares may fluctuate at times when a fund is unable to add to or exit its position, which could adversely affect a fund's performance.

Changes in the operation of the Stock Connect program may restrict or otherwise affect a fund's investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices. These risks are heightened generally by the developing state of the PRC’s investment and banking systems and the uncertainty about the precise nature of the rights of equity owners and their ability to enforce such rights under Chinese law. Abuses in accounting, auditing, and financial reporting of China-based firms and companies have resulted in disciplinary actions and sanctions by regulatory bodies such as the Public Company Accounting Oversight Board (“PCAOB”). An investment in China A-Shares is also generally subject to the risks identified under “Emerging Markets Risk,” and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China.

Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as a fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in certain restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law and Chinese regulations regarding the structure are evolving. It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure generally, or with respect to certain industries. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect a fund's returns and net asset value.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.

Depositary Receipts Risk: Depositary receipts, such as EDRs, GDRs and ADRs, are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. In these cases if the issuer’s home country does not have developed financial markets, a fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of

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investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Emerging Markets Risk: Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict a fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy; (vi) higher degree of corruption and fraud; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; and (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries. Similar to foreign issuers, emerging market issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available, reliable and current financial and other information about such issuers, comparable to U.S. issuers. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

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Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters. Information about the countries in which the fund invested and the level of investment is available on the fund's website, and on the fund's Forms N-PORT and N-CSR filed with the SEC.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Market Trading Risk: Although a fund’s shares are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the fund’s market price. This reduced effectiveness could result in a fund’s shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in the fund’s bid-ask spread.

There can be no assurance that a fund’s shares will continue to trade on a stock exchange or in any market or that a fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in a fund’s shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in a fund’s shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of a fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in a fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. A fund’s shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk: A fund’s shares may trade at prices other than NAV. A fund’s shares trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings since the most recent calculation. The trading prices of a fund’s shares fluctuate continuously throughout trading hours based on market

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supply and demand rather than NAV. As a result, the trading prices of a fund’s shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to a fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy a fund’s shares in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a fund that differ significantly from its NAV.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor intends to manage the Portfolio in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, a fund may nonetheless distribute taxable gains and dividends to shareholders.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios.

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Securities Loans

Each Portfolio is authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While each Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolios’ Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. Each Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending Risk” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2025, the following Portfolios received the following net revenues from a securities lending program (see “Securities Loans”), which constituted a percentage of the average daily net assets of each Portfolio as follows:

Portfolio	Net Revenue*	Percentage of Net Assets
Dimensional U.S. Equity Market ETF	$469,826	0.00%
Dimensional U.S. Small Cap ETF	$2,241,456	0.02%
Dimensional U.S. Targeted Value ETF	$1,172,069	0.01%
Dimensional U.S. Core Equity 2 ETF	$2,177,617	0.01%
Dimensional US Marketwide Value ETF	$443,185	0.00%
Dimensional International Value ETF	$1,938,593	0.02%
Dimensional World ex U.S. Core Equity 2 ETF	$7,442,802	0.09%

* The amounts included in the table above may differ from the amounts disclosed in the Portfolios’ annual financial statements due to timing differences, reconciliations, and certain other adjustments.

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Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with the Trust on behalf of each Portfolio, the Advisor is responsible for the management of each of the Portfolio’s assets. Each of the Portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of such Portfolio.

Mr. Collins-Dean is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Collins-Dean holds an MBA from the University of Chicago and a BS from Wake Forest University. Mr. Collins-Dean joined the Advisor in 2014, has been a portfolio manager since 2016, and has been responsible for the World ex U.S. Core Equity 2 ETF since inception (2021). Prior to inception, Mr. Collins-Dean was responsible for the T.A. World ex U.S. Core Equity Portfolio since 2019.

Mr. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, a Vice President, and Senior Portfolio Manager of the Advisor. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the US Equity ETF, US Small Cap ETF, US Targeted Value ETF, US Core Equity 2 ETF, International Value ETF and World ex U.S. Core Equity 2 ETF since inception (2021) and the US Marketwide Value ETF since inception (2022). Prior to inception, Mr. Fogdall was responsible for the Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio since 2010 and the Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio and Tax-Managed U.S. Marketwide Value Portfolio II since 2012.

Mr. Hertzer is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hertzer holds an MBA from the University of California, Los Angeles and a BA from Dartmouth College. Mr. Hertzer joined the Advisor in 2013, has been a portfolio manager since 2016, and has been responsible for the US Core Equity 2 ETF since 2022 and the US Marketwide Value ETF since inception (2022). Prior to inception, Mr. Hertzer was responsible for the Tax-Managed U.S. Marketwide Value Portfolio II since 2022.

Mr. Hohn is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hohn holds an MBA from the University of California, Los Angeles, an MS from the University of Southern California and a BS from Iowa State University. Mr. Hohn joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the US Equity ETF, US Small Cap ETF, US Targeted Value ETF, US Core Equity 2 ETF and International Value ETF since 2022 and the US Marketwide Value ETF since inception (2022). Prior to inception, Mr. Hohn was responsible for the Tax-Managed U.S. Marketwide Value Portfolio II since 2022.

Mr. Leblond is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Leblond holds an MBA from the University of Chicago, and an MS and BS from Columbia University. Mr. Leblond joined the Advisor in 2015, has been a portfolio manager since 2017, and has been responsible for the US Small Cap ETF and US Targeted Value ETF since inception (2021). Prior to inception, Mr. Leblond was responsible for the Tax-Managed U.S. Small Cap Portfolio and Tax-Managed U.S. Targeted Value Portfolio since 2020.

Ms. Phillips is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Ms. Phillips holds an MBA from the University of Chicago

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Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the World ex U.S. Core Equity 2 ETF since inception (2021). Prior to inception, Ms. Phillips was responsible for the T.A. World ex U.S. Core Equity Portfolio since 2017.

Mr. Pu is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the US Core Equity 2 ETF and US Marketwide Value ETF since 2024. Prior to inception, Mr. Pu was responsible for the T.A. World ex U.S. Core Equity Portfolio since 2015.

Mr. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the US Small Cap ETF and US Targeted Value ETF since inception (2021), the International Value ETF since 2022, and the US Equity ETF since 2024. Prior to inception, Mr. Schneider was responsible for the Tax-Managed U.S. Targeted Value Portfolio since 2015 and the Tax-Managed U.S. Small Cap Portfolio since 2017.

Mr. McAndrews is a Vice President and Senior Portfolio Manager of the Advisor. Mr. McAndrews holds an MBA from Columbia University, an MA from Norwich University, and a BS from the United States Naval Academy. Mr. McAndrews joined the Advisor in 2015, has been a portfolio manager since 2015, and has been responsible for the International Value ETF since 2025.

The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor and, with respect to the International Portfolios, Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), provide the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Portfolio, to financial intermediaries to support the sale of Portfolio shares. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board of Trustees (the “Board”) approving the Investment Management Agreements and Sub-Advisory Agreements with respect to the Portfolios is available in the semi-annual Form N-CSR report for the Portfolios for the fiscal period ending April 30, 2025.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls DFAL and DFA Australia. As of January 31, 2026, assets under management for all Dimensional affiliated advisors totaled approximately $987 billion.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

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The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by each Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2025. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for each such Portfolio provides the investment management fee that was payable by the Portfolio to the Advisor.

The Advisor, not the International Portfolios, compensates the sub-advisors.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with DFAL and DFA Australia, respectively, with respect to each International Portfolio. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each International Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of each International Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by an International Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each International Portfolio, as well as making recommendations and elections on corporate actions. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Manager of Managers Structure

The Advisor and the Trust have received an exemptive order from the Securities and Exchange Commission (“SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Board concludes that such arrangements would be in the best interests of the shareholders of an International Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for an International Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling an International Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to an International Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors

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and recommend their hiring, termination and replacement. The Advisor will provide general management services to an International Portfolio, including overall supervisory responsibility for the general management and investment of the International Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set an International Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of an International Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with an International Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate an International Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and/or Expense Assumption Agreement (each, a “Fee Waiver and/or Expense Assumption Agreement”) for the U.S. Equity ETF, US Core Equity 2 ETF, US Marketwide Value ETF and World ex U.S. Core Equity 2 ETF, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described below. Each Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Each Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. Each Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

US Equity ETF

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the US Equity ETF (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to reduce the expenses of the Portfolio when its total operating expenses exceed 0.22% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the Expense Limitation Amount.

US Core Equity 2 ETF

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the US Core Equity 2 ETF (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.30% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the Expense Limitation Amount.

US Marketwide Value ETF

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the US Marketwide Value ETF (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.24% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount.

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World ex U.S. Core Equity 2 ETF

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the World ex U.S. Core Equity 2 ETF (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.39% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the Expense Limitation Amount.

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes. Dividends from net investment income of the Portfolios are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

Distributions may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the

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Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Currently, any capital gain or loss realized upon a sale of Portfolio shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses may be limited.

Creation Units. An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the authorized participant as part of the issue) and the authorized participant’s aggregate basis in the securities surrendered (plus any cash paid by the authorized participant as part of the issue). An authorized participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the authorized participant’s basis in the Creation Units (plus any cash paid by the authorized participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the authorized participant as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a 24% withholding tax may apply to taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). Withholding is also imposed if the Internal Revenue Service requires it.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S.

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withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a Portfolio shareholder may be disclosed to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase and Sale of Shares

Shares of a Portfolio may be acquired or redeemed directly from the Portfolio only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this Prospectus. Only an Authorized Participant (defined below) may engage in creation or redemption transactions directly with a Portfolio. An “Authorized Participant” is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant who, in either case, has executed an agreement with the distributor and transfer agent with respect to creations and redemptions of Creation Units. Once created, shares of a Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

Shares of a Portfolio are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Portfolio’s shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a Portfolio purchased on an exchange. Shares of the Portfolios trade under the following symbols:

Portfolio	Ticker:
Dimensional U.S. Equity Market ETF	DFUS
Dimensional U.S. Small Cap ETF	DFAS
Dimensional U.S. Targeted Value ETF	DFAT
Dimensional U.S. Core Equity 2 ETF	DFAC
Dimensional US Marketwide Value ETF	DFUV
Dimensional International Value ETF	DFIV
Dimensional World ex U.S. Core Equity 2 ETF	DFAX

Buying or selling a Portfolio’s shares on an exchange involves certain costs that may apply to all securities transactions. When buying or selling shares of a Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. The commission is frequently a fixed amount

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and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may also incur the cost of the “spread” (the difference between the bid price and the ask price). The spread varies over time for shares of a Portfolio based on its trading volume and market liquidity and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity. Because shares of the Portfolios trade at market price rather than NAV, an investor may pay more than NAV when purchasing shares and receive less than NAV when selling Portfolio shares. Authorized Participants may acquire Portfolio shares directly from a Portfolio, and Authorized Participants may tender their shares for redemption directly to a Portfolio, at NAV per share only in Creation Units, and in accordance with the procedures described in the SAI.

Each Portfolio’s primary listing exchange is NYSE Arca, Inc.

The Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Portfolio shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Portfolio’s portfolio securities after the close of the primary markets for the Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”) because each Portfolio sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under “Creations and Redemptions.” The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Portfolios are listed for trading on a national securities exchange.

SHARE PRICE

The trading prices of a Portfolio’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply of and demand for Portfolio shares and shares of underlying securities held by a Portfolio, economic conditions and other factors, rather than a Portfolio’s NAV, which is calculated at the end of each business day. Portfolio shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of a Portfolio’s shares. The trading prices of a Portfolio’s shares may deviate significantly from the Portfolio’s NAV during periods of market volatility. Given, however, that a Portfolio’s shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to a Portfolio. The IOPV calculations are estimates of the value of a Portfolio’s NAV per share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Portfolio’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Portfolio expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities’ local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Therefore, the IOPV may not reflect the best possible valuation of a Portfolio’s current portfolio. Neither the Portfolio nor the Advisor or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy. In the future, the dissemination of the IOPV may be discontinued.

BOOK ENTRY

Shares of the Portfolios are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Portfolios.

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Investors owning shares of the Portfolios are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Portfolios. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

NET ASSET VALUE

The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. The NAV per share of each Portfolio is normally calculated once daily after the close of the Exchange on which the Portfolio is listed for trading (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of beneficial interest of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the Exchange on which the Portfolio is listed for trading closes at a time other than 4:00 p.m. ET or in other situations to the extent permitted by the SEC.

Securities held by the Portfolios will be valued in accordance with applicable laws and procedures approved by the Board, and generally, as described below. Each Portfolio generally calculates its NAV per share and accepts purchase and redemption orders of Creation Units on days that the Exchange on which the Portfolio is listed is open for trading. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day.

Securities held by the Portfolios (including exchange-traded investment companies and over-the-counter securities) are valued at, as applicable: (1) the official closing price on the exchange or market where the security is principally traded; or (2) the last reported sale price prior to that day’s close. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sales price or official closing price of the day, the Portfolios value the securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, options will be valued using the same pricing methods discussed above. Generally, securities issued by open-end investment companies (excluding exchange-traded investment companies) are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent that a Portfolio holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to fair value pricing procedures approved by the Board than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

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For the International Portfolios, the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the Portfolios own securities that are primarily traded in foreign markets which may trade on days when the Portfolios do not price their shares, the net asset value of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the World ex U.S. Core Equity 2 ETF in Approved Markets may be subject to tax, investment, and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Portfolio might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market that require the Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolios is determined each day as of such close. In the absence of prices that are readily available as defined in Rule 2a-5, the futures contract will be valued in good faith at fair value in accordance with procedures approved by the Board.

Creations and Redemptions

Prior to trading in the secondary market, shares of a Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of the following number of shares, or multiples thereof:

Portfolio	Creation Unit
Dimensional U.S. Equity Market ETF	40,000 shares
Dimensional U.S. Small Cap ETF	30,000 shares
Dimensional U.S. Targeted Value ETF	50,000 shares
Dimensional U.S. Core Equity 2 ETF	100,000 shares
Dimensional US Marketwide Value ETF	50,000 shares
Dimensional International Value ETF	50,000 shares
Dimensional World ex U.S. Core Equity 2 ETF	200,000 shares

All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (an “AP Agreement”) with the Portfolios’ distributor (the “Distributor”).

A creation transaction, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into a Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Portfolio and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Portfolio.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Only an Authorized Participant may create or redeem Creation Units directly with a Portfolio. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Portfolio’s instructions or may not be executed at all, or a Portfolio may not be able to place or change orders.

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When a Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the Distributor. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Portfolios' SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Portfolio a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information showing the number of days the market price of a Portfolio’s shares was greater than the Portfolio's NAV and the number of days it was less than the Portfolio's NAV (i.e., premium or discount) for various time periods is available by visiting the Portfolio’s website at https://www.dimensional.com/etfs.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures regarding the release of portfolio holdings information is also available in the Trust's SAI. Portfolio holdings information is available by visiting a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, certain broker-dealers may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” You may contact your broker-dealer to enroll in householding. Once enrolled, this process will continue indefinitely unless you instruct your broker-dealer otherwise. If you do not want the mailings of these documents to be combined with those of other members of your household, please contact your broker-dealer. At any time you may view current prospectuses and financial reports on a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Distribution

The Distributor or its agents distribute Creation Units for the Portfolios on an agency basis. The Distributor does not maintain a secondary market in shares of the Portfolios.

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Financial Highlights

The Dimensional U.S. Equity Market ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF acquired all of the assets, subject to the liabilities, of the Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed U.S. Targeted Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, Tax-Managed DFA International Value Portfolio, and T.A. World ex U.S. Core Equity Portfolio, each a series of DFA Investment Dimensions Group Inc. (each, a predecessor fund and collectively, the predecessor funds), respectively, in reorganizations (collectively, the “Reorganizations”) that were consummated after the close of business on June 11, 2021 (for Dimensional U.S. Equity Market ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, and Dimensional U.S. Core Equity 2 ETF), September 10, 2021 (for Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF) or May 6, 2022 (for Dimensional US Marketwide Value ETF). As a result of the Reorganizations, the Financial Highlights information presented for a Portfolio includes the financial history of the corresponding predecessor fund.

The Financial Highlights table is meant to help you understand each Portfolio’s and predecessor fund’s financial performance for the past five years or, if shorter, the period of that Portfolio’s or predecessor fund’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio or predecessor fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s annual financial statements, is included in the Trust’s Form N-CSR. Further information about each Portfolio’s and predecessor fund’s performance is contained in the Portfolio’s annual report, which is available upon request.

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Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional U.S. Equity Market ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
Net Asset Value, Beginning of Period	$61.75	$45.33	$42.06	$50.34	$35.43
Income From Investment Operations (a)
Net Investment Income (Loss)	0.75	0.72	0.66	0.63	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	12.33	16.37	3.25	(8.29)	14.91
Total from Investment Operations	13.08	17.09	3.91	(7.66)	15.45
Less Distributions:
Net Investment Income	(0.72)	(0.67)	(0.64)	(0.62)	(0.54)
Total Distributions	(0.72)	(0.67)	(0.64)	(0.62)	(0.54)
Net Asset Value, End of Period	$74.11	$61.75	$45.33	$42.06	$50.34

Total Return at NAV (b)	21.31%	37.87%	9.34%	(15.30)%	43.83%

Net Assets, End of Year (thousands)	$17,999,150	$11,330,976	$6,563,685	$5,474,263	$6,041,240
Ratio of Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.09%	0.09%	0.09%	0.09%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.27%	1.47%	1.39%	1.21%
Portfolio Turnover Rate (c)	3%	2%	2%	4%	1%

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

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Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional U.S. Small Cap ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
Net Asset Value, Beginning of Period	$63.97	$49.48	$52.10	$60.22	$38.59

Income From Investment Operations (a)
Net Investment Income (Loss)	0.76	0.69	0.67	0.62	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	3.77	14.40	(2.69)	(6.88)	21.53
Total from Investment Operations	4.53	15.09	(2.02)	(6.26)	22.08
Less Distributions:
Net Investment Income	(0.67)	(0.60)	(0.60)	(0.57)	(0.45)
Net Realized Gains	—	—	—	(1.29)	—
Total Distributions	(0.67)	(0.60)	(0.60)	(1.86)	(0.45)

Net Asset Value, End of Period	$67.83	$63.97	$49.48	$52.10	$60.22

Total Return at NAV (b)	7.14%	30.55%	(3.94)%	(10.58)%	57.38%

Net Assets, End of Year (thousands)	$11,418,216	$8,863,482	$5,613,913	$4,678,114	$4,290,238
Ratio of Expenses to Average Net Assets	0.26%	0.27%	0.26%	0.28%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.26%	0.27%	0.26%	0.28%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.14%	1.26%	1.15%	1.00%
Portfolio Turnover Rate (c)	6%	8%	4%	9%	11%

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

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Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional U.S. Targeted Value ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
Net Asset Value, Beginning of Period	$54.77	$43.26	$44.32	$46.49	$28.37

Income From Investment Operations (a)
Net Investment Income (Loss)	0.97	0.82	0.75	0.68	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	2.07	11.41	(1.14)	(2.13)	18.00
Total from Investment Operations	3.04	12.23	(0.39)	(1.45)	18.64
Less Distributions:
Net Investment Income	(0.89)	(0.72)	(0.67)	(0.69)	(0.52)
Net Realized Gains	—	—	—	(0.03)	—
Total Distributions	(0.89)	(0.72)	(0.67)	(0.72)	(0.52)

Net Asset Value, End of Period	$56.92	$54.77	$43.26	$44.32	$46.49

Total Return at NAV (b)	5.59%	28.36%	(0.93)%	(3.07)%	65.98%

Net Assets, End of Year (thousands)	$11,362,538	$10,460,693	$7,791,663	$7,188,295	$6,449,204
Ratio of Expenses to Average Net Assets	0.28%	0.28%	0.28%	0.29%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.28%	0.28%	0.28%	0.29%	—%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.58%	1.64%	1.52%	1.53%
Portfolio Turnover Rate (c)	9%	9%	3%	8%	6%

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

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Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional U.S. Core Equity 2 ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
Net Asset Value, Beginning of Period	$34.01	$25.33	$24.43	$28.13	$19.42

Income From Investment Operations (a)
Net Investment Income (Loss)	0.43	0.41	0.40	0.37	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	4.96	8.63	0.87	(3.72)	8.67
Total from Investment Operations	5.39	9.04	1.27	(3.35)	8.99
Less Distributions:
Net Investment Income	(0.39)	(0.36)	(0.37)	(0.35)	(0.28)
Total Distributions	(0.39)	(0.36)	(0.37)	(0.35)	(0.28)

Net Asset Value, End of Period	$39.01	$34.01	$25.33	$24.43	$28.13

Total Return at NAV (b)	15.97%	35.83%	5.21%	(11.95)%	46.47%

Net Assets, End of Year (thousands)	$39,128,588	$31,334,738	$20,467,311	$15,437,733	$14,457,938
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.17%	0.17%	0.17%	0.17%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.32%	1.53%	1.43%	1.25%
Portfolio Turnover Rate (c)	4%	4%	3%	6%	2%

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

73

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional US Marketwide Value ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
Net Asset Value, Beginning of Period	$41.39	$32.46	$33.44	$36.32	$25.06

Income From Investment Operations (a)
Net Investment Income (Loss)	0.80	0.75	0.70	0.64	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	3.27	8.82	(1.05)	(2.93)	11.26
Total from Investment Operations	4.07	9.57	(0.35)	(2.29)	11.80
Less Distributions:
Net Investment Income	(0.73)	(0.64)	(0.63)	(0.59)	(0.54)
Total Distributions	(0.73)	(0.64)	(0.63)	(0.59)	(0.54)

Net Asset Value, End of Period	$44.73	$41.39	$32.46	$33.44	$36.32

Total Return at NAV (b)	9.95%	29.62%	(1.13)%	(6.28)%	47.30%

Net Assets, End of Year (thousands)	$12,289,767	$11,231,905	$8,237,027	$7,904,011	$8,320,772
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.21%	0.21%	0.21%	0.22%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.91%	2.05%	1.86%	1.62%
Portfolio Turnover Rate (c)	5%	4%	2%	3%	—%

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

74

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional International Value ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
Net Asset Value, Beginning of Period	$36.54	$30.93	$27.70	$33.76	$11.67

Income From Investment Operations (a)
Net Investment Income (Loss)	1.53	1.43	1.39	1.34	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	9.69	5.54	3.15	(5.95)	22.06
Total from Investment Operations	11.22	6.97	4.54	(4.61)	22.84
Less Distributions:
Net Investment Income	(1.43)	(1.36)	(1.31)	(1.45)	(0.75)
Total Distributions	(1.43)	(1.36)	(1.31)	(1.45)	(0.75)

Net Asset Value, End of Period	$46.33	$36.54	$30.93	$27.70	$33.76

Total Return at NAV (b)	31.31%	22.71%	16.29%	(13.97)%	48.18%

Net Assets, End of Year (thousands)	$14,099,490	$7,853,790	$5,539,957	$3,757,656	$3,616,969
Ratio of Expenses to Average Net Assets	0.27%	0.27%	0.27%	0.29%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.27%	0.27%	0.27%	0.29%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.71%	3.99%	4.30%	4.31%	3.34%
Portfolio Turnover Rate (c)	6%	16%	12%	12%	14%

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

75

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional World ex U.S. Core Equity 2 ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
Net Asset Value, Beginning of Period	$25.81	$21.60	$19.62	$26.32	$9.91

Income From Investment Operations (a)
Net Investment Income (Loss)	0.79	0.74	0.72	0.76	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	6.00	4.15	2.00	(6.69)	16.41
Total from Investment Operations	6.79	4.89	2.72	(5.93)	16.86
Less Distributions:
Net Investment Income	(0.85)	(0.68)	(0.74)	(0.77)	(0.45)
Total Distributions	(0.85)	(0.68)	(0.74)	(0.77)	(0.45)

Net Asset Value, End of Period	$31.75	$25.81	$21.60	$19.62	$26.32

Total Return at NAV (b)	26.78%	22.75%	13.76%	(22.87)%	35.23%

Net Assets, End of Year (thousands)	$9,657,897	$7,169,659	$5,499,367	$4,312,083	$4,664,404
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.28%	0.30%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.28%	0.29%	0.28%	0.30%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.95%	3.17%	3.28%	2.39%
Portfolio Turnover Rate (c)	5%	12%	7%	8%	10%

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

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Other Available Information

You can find more information about the Trust and its Portfolios in the Portfolios’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders and Form N-CSR Filed with the SEC

These reports contain additional information about the Portfolios’ investments.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

In Form N-CSR, you will find the Portfolios’ annual and semi-annual financial statements.

How to get these and other materials:

• Your investment advisor or broker-dealer—you are a client of an investment advisor or broker-dealer who has invested in the Portfolios on your behalf.

• The Trust—Call collect at (512) 306-7400.

• Access them on our website at https://www.dimensional.com.

• Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

• Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Dimensional ETF Trust-Registration No. 811-23580
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

DFA-022826-017

Prospectus

February 28, 2026

DIMENSIONAL ETF TRUST

	Ticker:	Exchange:
Dimensional Core Fixed Income ETF	DFCF	NYSE Arca, Inc.
Dimensional Short-Duration Fixed Income ETF	DFSD	NYSE Arca, Inc.
Dimensional Inflation-Protected Securities ETF	DFIP	NYSE Arca, Inc.
Dimensional Global Core Plus Fixed Income ETF	DFGP	The Nasdaq Stock Market LLC

Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF)	DFGX	The Nasdaq Stock Market LLC

Dimensional Global Credit ETF	DGCB	The Nasdaq Stock Market LLC
Dimensional Ultrashort Fixed Income ETF	DUSB	NYSE Arca, Inc.
Dimensional National Municipal Bond ETF	DFNM	NYSE Arca, Inc.
Dimensional California Municipal Bond ETF	DFCA	NYSE Arca, Inc.

This Prospectus describes the shares of the Portfolio which are for long term investors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Dimensional Core Fixed Income ETF

Investment Objective

The investment objective of the Dimensional Core Fixed Income ETF (the “Core Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns from the universe of eligible investments. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.16%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver and/or Expense Reimbursement[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.17%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$17	$57	$100	$229

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its investment portfolio.

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Principal Investment Strategies

The Core Fixed Income ETF will seek to achieve its investment objective through exposure to a broad portfolio of U.S. and foreign investment grade fixed income securities. The Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, including mortgage-backed securities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality.

The Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, Dimensional Fund Advisors LP (the “Advisor”) will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to non-government securities depending on the expected credit premium.

The Portfolio may invest in fixed income securities considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio may invest with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. The Portfolio will increase or decrease investment exposure to lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Portfolio primarily invests in securities that mature within twenty years from the date of settlement, but may, as in the case of mortgage-backed securities, invest in securities with longer maturities. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one quarter year greater than, and no less than one year below, the weighted average duration of the Bloomberg U.S. Aggregate Bond Index, which was approximately 5.98 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit

2

Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Mortgage-Backed Securities Risk: Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but

3

rather periodically over the life of the security. A fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, a fund may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause a fund to lose money. This is known as extension risk.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

4

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

5

Dimensional Core Fixed Income ETF —Total Returns

January 2022-December 2025

Highest Quarter	Lowest Quarter
6.81% 2023, Q4	-7.32% 2022, Q1

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Core Fixed Income ETF
Return Before Taxes	7.86%	0.06%	[1]
Return After Taxes on Distributions	5.90%	-1.56%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	4.62%	-0.67%	[1]
Bloomberg U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	7.30%	0.05%	[1]

1.	Since inception November 15, 2021.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• Lovell D. Shao, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

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Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities and an amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.  However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

7

Dimensional Short-Duration Fixed Income ETF

Investment Objective

The investment objective of the Dimensional Short-Duration Fixed Income ETF (the “Short-Duration Fixed Income ETF” or “Portfolio”) is to maximize total returns from the universe of fixed income securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%
Fee Waiver and/or Expense Reimbursement[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.16%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$16	$54	$95	$216

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 20% of the average value of its investment portfolio.

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Principal Investment Strategies

The Short-Duration Fixed Income ETF will seek to achieve its investment objective through exposure to a broad portfolio of U.S. and foreign corporate debt securities with an investment grade rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, including mortgage-backed securities, bank obligations, commercial paper, repurchase agreements, money market funds, corporate debt obligations having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Portfolio may invest in fixed income securities considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio may invest with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. The Portfolio will increase or decrease investment exposure to lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries.

The Portfolio primarily invests in securities that mature within five years from the date of settlement. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the ICE BofA 1-5 Year US Corporate & Government Index, which was approximately 2.56 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus on investment in the longer-term area, otherwise, the Portfolio will focus its investment in the shorter-term area of the eligible maturity range. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

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Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Mortgage-Backed Securities Risk: Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. A fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, a fund may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate

10

mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause a fund to lose money. This is known as extension risk.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Short-Duration Fixed Income ETF —Total Returns

January 2022-December 2025

Highest Quarter	Lowest Quarter
2.86% 2023, Q4	-3.96% 2022, Q1

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Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Short-Duration Fixed Income ETF
Return Before Taxes	6.57%	2.64%	[1]
Return After Taxes on Distributions	4.79%	1.13%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	3.87%	1.35%	[1]
ICE BofA 1-5 Year US Corporate & Government Index[2]
(reflects no deduction for fees, expenses or taxes)	6.06%	2.14%	[1]
Bloomberg U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	7.30%	0.05%	[1]

1.	Since inception November 15, 2021.
2.

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Lacey N. Huebel, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• Christopher W. Cummins, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2025.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities and an amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.  However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

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Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional Inflation-Protected Securities ETF

Investment Objective

The investment objective of the Dimensional Inflation-Protected Securities ETF (the “Inflation-Protected ETF” or “Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.09%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.11%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Principal Investment Strategies

The Inflation-Protected ETF will seek to achieve its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation-protected securities will be that of such applicable U.S. Government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected

15

Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Portfolio will purchase inflation-protected securities with maturities between five and twenty years from the date of settlement, although at times, the Portfolio may purchase securities outside of this range. Under normal circumstances, when determining its duration, the Portfolio will consider an average duration similar to the Bloomberg U.S. TIPS Index, which was approximately 6.50 years as of December 31, 2025. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio may also invest in money market funds. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been received by a fund. In such event, a fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to a fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital, which could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some of a fund’s distributed income to be classified as a return of capital.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted

16

for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund investing in such securities may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Inflation-protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a fund will decline and the fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the value of a fund holding such securities. For example, if interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

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Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Dimensional Inflation-Protected Securities ETF —Total Returns

January 2022-December 2025

Highest Quarter	Lowest Quarter
4.73% 2023, Q4	-6.56% 2022, Q2

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Inflation-Protected Securities ETF
Return Before Taxes	7.60%	-0.11%	[1]
Return After Taxes on Distributions	5.57%	-1.88%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	4.48%	-0.85%	[1]
Bloomberg U.S. TIPS Index
(reflects no deduction for fees, expenses or taxes on sales)	7.01%	-0.10%	[1]
Bloomberg U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	7.30%	0.05%	[1]

1.	Since inception November 15, 2021.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Alan R. Hutchison, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

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Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 25,000 shares. Creation Units are issued (or redeemed) in-kind for securities and an amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order. However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional Global Core Plus Fixed Income ETF

Investment Objective

The investment objective of the Dimensional Global Core Plus Fixed Income ETF (the “Global Core Plus Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$23	$73	$129	$292

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its investment portfolio.

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Principal Investment Strategies

The Global Core Plus Fixed Income ETF seeks to achieve its investment objective by investing in a universe of U.S. and foreign debt securities. The Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, including mortgage-backed securities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. At the present time, Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. However, the Advisor may invest in issuers located in other countries as well, which may include emerging markets. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates.

The Portfolio may invest in fixed income securities considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)) and in lower-rated (i.e., below investment grade, also known as “junk” bonds) fixed income securities. The Portfolio may invest with an emphasis on fixed income securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. In addition, the Portfolio may invest in fixed income securities rated below investment grade. The Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to lower-rated debt securities depending on the expected credit premium.

The Portfolio primarily invests in securities that mature within twenty years from the date of settlement, but may, as in the case of mortgage-backed securities, invest in securities with longer maturities. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Bloomberg Global Aggregate Bond Index (hedged to USD), which was approximately 6.34 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 40% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities.

Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure, including adjustments based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

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The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

High Yield Risk: Securities rated below investment grade may be subject to greater credit, valuation, price volatility, and liquidity risks than investment grade securities. Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in

23

value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Fitch or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Mortgage-Backed Securities Risk: Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. A fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, a fund may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise mortgage

24

borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause a fund to lose money. This is known as extension risk.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and

25

result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Global Core Plus Fixed Income ETF —Total Returns

January 2024-December 2025

Highest Quarter	Lowest Quarter
4.74% 2024, Q3	-1.29% 2024, Q4
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Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Global Core Plus Fixed Income ETF
Return Before Taxes	5.96%	7.78%	[1]
Return After Taxes on Distributions	4.51%	6.06%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	3.53%	5.23%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD)
(reflects no deduction for fees, expenses or taxes on sales)	4.86%	6.27%	[1]

1.	Since inception November 7, 2023.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Lovell D. Shao, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities and an amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.  However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual Portfolio shares may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

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Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional International Core Fixed Income ETF

Investment Objective

The investment objective of the Dimensional International Core Fixed Income ETF (the “International Core Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.18%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$20	$67	$117	$267

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 30% of the average value of its investment portfolio.

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Principal Investment Strategies

The International Core Fixed Income ETF seeks its investment objective by investing primarily in a universe of non-U.S. dollar-denominated foreign and U.S. debt securities. The Portfolio also may invest in U.S. dollar-denominated debt securities to manage cash or to maintain liquidity. The Portfolio may invest in obligations issued or guaranteed by foreign and U.S. governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, and obligations of supranational organizations. At the present time, Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. However, the Advisor may invest in issuers located in other countries as well, which may include emerging markets. The Advisor selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates.

The Portfolio may invest in fixed income securities considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings ("S&P") or Fitch Ratings Ltd. ("Fitch") or Aaa to Baa3 by Moody's Ratings ("Moody's")). The Portfolio may invest with an emphasis on fixed income securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody's. The Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term "expected credit premium" means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "expected term premium" means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium.

The Portfolio intends to invest its assets to gain exposure to at least three different countries, excluding the United States. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities.

Generally, the Portfolio will purchase fixed income securities that mature within twenty years from the date of settlement. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Bloomberg Global Aggregate ex-USD Bond Index (Hedged to USD), which was approximately 6.69 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio's total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure, including adjustments based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

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Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fund’s performance.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

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Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls,

32

including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Dimensional International Core Fixed Income ETF —Total Returns

January 2024-December 2025

Highest Quarter	Lowest Quarter
3.62% 2024, Q3	-0.52% 2024, Q2

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional International Core Fixed Income ETF
Return Before Taxes	3.51%	6.05%	[1]
Return After Taxes on Distributions	2.33%	4.49%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	2.08%	3.97%	[1]
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
(reflects no deduction for fees, expenses or taxes on sales)	2.80%	5.69%	[1]

1.	Since inception November 7, 2023.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Lovell D. Shao, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

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Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities and an amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.  However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual Portfolio shares may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

35

Dimensional Global Credit ETF

Investment Objective

The investment objective of the Dimensional Global Credit ETF (the “Global Credit ETF” or “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.18%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$20	$67	$117	$267

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of its investment portfolio.

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Principal Investment Strategies

The Global Credit ETF seeks to maximize total returns primarily from a universe of U.S. and foreign corporate debt securities that mature within twenty years from the date of settlement. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates.

The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 50% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality, or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in debt securities.

The Portfolio generally emphasizes investments in debt securities rated A+ to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or A1 to Baa3 by Moody’s Ratings (“Moody’s”). The Portfolio may also invest in higher-rated investment grade securities (i.e., those rated AAA to AA- by S&P or Fitch or Aaa to Aa3 by Moody’s) and/or below-investment grade securities (i.e., those rated below BBB- by S&P or Fitch or below Baa3 by Moody’s) depending on the expected credit premium.

Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Bloomberg Global Aggregate Credit Bond Index (Hedged to USD), which was approximately 5.94 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non- hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

37

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

High Yield Risk: Securities rated below investment grade may be subject to greater credit, valuation, price volatility, and liquidity risks than investment grade securities. Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Fitch or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms

38

required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

39

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Dimensional Global Credit ETF —Total Returns

January 2024-December 2025

Highest Quarter	Lowest Quarter
4.92% 2024, Q3	-1.71% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Global Credit ETF
Return Before Taxes	6.77%	8.02%	[1]
Return After Taxes on Distributions	5.30%	6.25%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	4.00%	5.39%	[1]
Bloomberg Global Aggregate Credit Bond Index (hedged to USD)
(reflects no deduction for fees, expenses or taxes on sales)	6.80%	7.82%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD)
(reflects no deduction for fees, expenses or taxes on sales)	4.86%	6.27%	[1]

1.	Since inception November 7, 2023.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Lovell D. Shao, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

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Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities and an amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.  However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual Portfolio shares may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

42

Dimensional Ultrashort Fixed Income ETF

Investment Objective

The investment objective of the Dimensional Ultrashort Fixed Income ETF (the “Ultrashort Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.12%
Other Expenses	0.02%
Recovery of Previously Waived Fees[1]	0.01%
Total Annual Fund Operating Expenses	0.15%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its investment portfolio.

Principal Investment Strategies

The Ultrashort Fixed Income ETF seeks to achieve its investment objective by generally investing in a universe of investment grade fixed income securities that typically mature in one year or less from the date of settlement. The Portfolio may, however, take a large position in securities maturing within two years from the date of settlement when higher yields are available. The Portfolio invests in U.S. government obligations, U.S. government agency

43

obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, money market funds and obligations of supranational organizations. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities.

The Portfolio will maintain a weighted average effective maturity that will not exceed one year. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range.

The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”). The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors;

44

(b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

45

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

46

Dimensional Ultrashort Fixed Income ETF —Total Returns

January 2024-December 2025

Highest Quarter	Lowest Quarter

1.49% 2024, Q3	1.09% 2025, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Ultrashort Fixed Income ETF
Return Before Taxes	4.61%	5.33%	[1]
Return After Taxes on Distributions	2.79%	3.36%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	2.71%	3.23%	[1]
ICE BofA US 3-Month Treasury Bill Index[2]
(reflects no deduction for fees, expenses or taxes)	4.18%	4.81%	[1]
Bloomberg U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	7.30%	6.72%	[1]

1.	Since inception September 26, 2023.
2.

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Ryan C. Haselton, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

47

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are generally issued (or redeemed) in exchange for cash or in-kind for securities and a specified amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional National Municipal Bond ETF

Investment Objective

The investment objective of the Dimensional National Municipal Bond ETF (the “Municipal Bond ETF” or “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income tax.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.16%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver and/or Expense Reimbursement[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.17%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$17	$57	$100	$229

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 42% of the average value of its investment portfolio.

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Principal Investment Strategies

The Municipal Bond ETF will seek to achieve its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater, and no less than one year below, the average duration of the S&P Intermediate Term National AMT-Free Municipal Bond Index, which was approximately 5.36 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when Dimensional Fund Advisors LP (the “Advisor”) determines it to be appropriate under the circumstances. In making purchase decisions, if the expected term premium is greater for longer-term securities, the Advisor will focus investment in longer-term securities, otherwise, the Portfolio will focus investment in shorter-term securities. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”) or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows or outflows from the Portfolio.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

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Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Tax Liability Risk: Tax liability risk is the risk that distributions by a fund become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of a fund’s shares, to decline.

Municipal Securities Risk: The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect a fund's ability to sell such municipal securities at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. In addition, there may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities, making the securities more difficult to value. The price a fund could receive upon the sale of a portfolio investment may differ from the fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology.

Municipal Project-Specific Risk: A fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as education, health care, housing, education, utilities or transportation) or industrial development bonds. A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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Variable Rate Demand Obligations Risk: Certain variable rate demand obligations (“VRDOs”) may not have an active secondary market. These VRDOs could be difficult to dispose of if the remarketing agent defaults on its payment obligation and/or if the fund is not entitled to exercise its demand rights, which could cause a loss with respect to such VRDOs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value. Additionally, payments made or received by a fund under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

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Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional National Municipal Bond ETF —Total Returns

January 2022-December 2025

Highest Quarter	Lowest Quarter
5.13% 2023, Q4	-3.79% 2022, Q1

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Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional National Municipal Bond ETF
Return Before Taxes	3.87%	1.29%	[1]
Return After Taxes on Distributions	3.87%	1.18%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	3.52%	1.39%	[1]
S&P Intermediate Term National AMT-Free Municipal Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	4.65%	1.31%	[1]
S&P National AMT-Free Municipal Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	3.77%	0.75%	[1]

1.	Since inception November 15, 2021.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• Travis A. Meldau, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2021).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are generally issued (or redeemed) in exchange for cash or in-kind for securities and a specified amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The distributions you receive from the Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

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Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional California Municipal Bond ETF

Investment Objective

The investment objective of the Dimensional California Municipal Bond ETF (the “California Municipal Bond ETF” or “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income tax and California state personal income taxes.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.16%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 57% of the average value of its investment portfolio.

Principal Investment Strategies

The California Municipal Bond ETF will seek to achieve its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax and the state personal income tax of California. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional government authorities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from California and federal personal income taxes (i.e., excludable from gross income for individuals for California and federal income tax purposes). As a fundamental

56

investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from California and federal personal income taxes. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the average duration of the S&P Intermediate Term California AMT-Free Municipal Bond Index, which was approximately 5.05 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when Dimensional Fund Advisors LP (the “Advisor”) determines it to be appropriate under the circumstances. In making purchase decisions, if the expected term premium is greater for longer-term securities, the Advisor will focus investment in longer-term securities, otherwise, the Portfolio will focus investment in shorter-term securities. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”) or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality).

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds. The Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates.

The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

The Portfolio is primarily designed for investment by California taxpayers.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

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Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Tax Liability Risk: Tax liability risk is the risk that distributions by a fund become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of a fund’s shares, to decline.

Municipal Securities Risk: The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect a fund's ability to sell such municipal securities at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. In addition, there may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities, making the securities more difficult to value. The price a fund could receive upon the sale of a portfolio investment may differ from the fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology.

Municipal Project-Specific Risk: A fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as education, health care, housing, education, utilities or transportation) or industrial development bonds. A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

State-Specific Risk: A fund that focuses its investments primarily in California municipal securities will be highly sensitive to events affecting the fiscal stability of the State of California and its agencies, municipalities, authorities and other instrumentalities that issue securities. Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California. These issues may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, state constitutional limits on tax increases, natural disasters or environmental issues (including drought and

58

wildfires), budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of California. Also, to the extent that a fund makes significant investments in securities issued to finance projects in a particular segment of the California municipal securities market such focused investment may cause the value of the fund’s shares to change more than the value of shares of funds that invest more broadly. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Variable Rate Demand Obligations Risk: Certain variable rate demand obligations (“VRDOs”) may not have an active secondary market. These VRDOs could be difficult to dispose of if the remarketing agent defaults on its payment obligation and/or if the fund is not entitled to exercise its demand rights, which could cause a loss with respect to such VRDOs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value. Additionally, payments made or received by a fund under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

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Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional California Municipal Bond ETF —Total Returns

January 2024-December 2025

Highest Quarter	Lowest Quarter

1.88% 2025, Q3	-0.34% 2025, Q1

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Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional California Municipal Bond ETF
Return Before Taxes	3.00%	2.82%	[1]
Return After Taxes on Distributions	3.00%	2.82%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	2.96%	2.82%	[1]
S&P Intermediate Term California AMT-Free Municipal Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	4.59%	3.49%	[1]
S&P National AMT-Free Municipal Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	3.77%	3.32%	[1]

1.	Since inception June 26, 2023.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• Travis A. Meldau, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2023).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 25,000 shares. Creation Units are generally issued (or redeemed) in exchange for cash or in-kind for securities and a specified amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The distributions you receive from the Portfolio primarily are exempt from regular federal income tax and state income taxes for individual residents of California. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

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Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

Dimensional ETF Trust (the “Trust”) offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and is the equivalent of a separate exchange-traded fund (“ETF”). Shares of the Dimensional Core Fixed Income ETF (“Core Fixed Income ETF”), Dimensional Short-Duration Fixed Income ETF (“Short-Duration Fixed Income ETF”), Dimensional Inflation-Protected Securities ETF (“Inflation-Protected ETF”), Dimensional Global Core Plus Fixed Income ETF ("Global Core Plus Fixed Income ETF"), Dimensional International Core Fixed Income ETF ("International Core Fixed Income ETF"), Dimensional Global Credit ETF ("Global Credit ETF"), Dimensional Ultrashort Fixed Income ETF ("Ultrashort Fixed Income ETF"), Dimensional National Municipal Bond ETF (“Municipal Bond ETF”), and Dimensional California Municipal Bond ETF ("California Municipal Bond ETF") (each, a “Portfolio” and collectively, the “Portfolios”) are offered in this Prospectus. The Portfolios are designed for long-term investors.

The investment objective of each Portfolio is as follows:

Core Fixed Income ETF—to seek to maximize total returns from the universe of eligible investments. Total return is comprised of income and capital appreciation.

Short-Duration Fixed Income ETF—to maximize total returns from the universe of fixed income securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Inflation-Protected ETF—to provide inflation protection and earn current income consistent with inflation-protected securities.

Global Core Plus Fixed Income ETF, International Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF—to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Municipal Bond ETF—to seek to provide current income that is expected to be exempt from federal personal income tax.

California Municipal Bond ETF— to seek to provide current income that is expected to be exempt from federal personal income tax and California state personal income taxes.

Each Portfolio’s investment objective is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to a Portfolio’s investment objective.

DESCRIPTION OF INVESTMENTS OF THE PORTFOLIOS OTHER THAN THE MUNICIPAL BOND AND CALIFORNIA MUNICIPAL BOND ETFS

The following is a description of the categories of investments that may be acquired by the Portfolios (other than the Municipal Bond and California Municipal Bond ETFs). Deviations from these categories may occur due to holdings in securities received in connection with corporate actions or issuer-driven events.

Portfolio	Categories:
Core Fixed Income ETF	1-11
Short-Duration Fixed Income ETF	1-11
Inflation-Protected ETF	1,2,6,11
Global Core Plus Fixed Income ETF	1-11
International Core Fixed Income ETF	1-9, 11
Global Credit ETF	1-11
Ultrashort Fixed Income ETF	1-11

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1.  U.S. Government Obligations—Debt securities issued by the U.S. Treasury that are direct obligations of the U.S. Government, including bills, notes and bonds. These securities may also be purchased on a “when-issued” basis.

2.  U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae mortgage pass-through securities. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae, including their mortgage pass-through securities. These securities may also be purchased on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market, such as mortgage TBAs.

3.  Corporate Debt Obligations—

(a) Core Fixed Income ETF, Short-Duration Fixed Income ETF, Inflation-Protected ETF, International Core Fixed Income ETF and Ultrashort Fixed Income ETF—Corporate debt securities (e.g., bonds, debentures, and secured bonds, including covered bonds), which have received an investment grade rating by Moody’s, Fitch or S&P, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

(b) Global Core Plus Fixed Income ETF and Global Credit ETF—Corporate debt securities (e.g., bonds, debentures, and secured bonds, including covered bonds), which may be of any credit rating including unrated.

4.  Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will be acquired only from banks having assets in excess of $1,000,000,000.

5.  Commercial Paper—

(a) Core Fixed Income ETF, Short-Duration Fixed Income ETF, Inflation-Protected ETF, International Core Fixed Income ETF and Ultrashort Fixed Income ETF —Rated, at the time of purchase, A1+ to A3 by S&P or Prime 1 to Prime3 by Moody’s, or F1+ to F3 by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

(b) Global Core Plus Fixed Income ETF and Global Credit ETF—Instruments may be of any credit rating.

6.  Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank, a registered U.S. government securities dealer, or other such counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. Each Portfolio will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of their total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Portfolio’s investment restriction on illiquid investments. The Portfolios also will only invest in repurchase agreements with banks, U.S. government securities dealers, and/or other counterparties, as described above, that are approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.  Foreign Government and Agency Obligations—Bills, notes, bonds, and other debt securities issued or guaranteed by foreign governments, or their authorities, agencies, instrumentalities or political subdivisions.

8.  Supranational Organization Obligations—Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank or the World Bank, which are chartered to promote economic development.

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9.  Foreign Issuer Obligations—

(a) Core Fixed Income ETF, Short-Duration Fixed Income ETF, Inflation-Protected ETF, International Core Fixed Income ETF and Ultrashort Fixed Income ETF — Debt securities of non-U.S. issuers that have received a rating of AAA to BBB- by S&P or Fitch or Aaa to Baa3 by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

(b) Global Core Plus Fixed Income ETF and Global Credit ETF—Debt securities of non-U.S. issuers, which may be of any credit rating including unrated.

10.  Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.  Money Market Funds—The Portfolios may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The categories of fixed income securities that may be acquired by the Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the Secured Overnight Financing Rate (SOFR) or the Treasury bill rate.

PORTFOLIO STRATEGIES

In managing each Portfolio, the Advisor places priority on efficiently managing portfolio turnover and keeping trading costs low.

As a non-fundamental policy, under normal circumstances, each Portfolio (excluding the Inflation-Protected ETF, Global Credit ETF, Municipal Bond ETF, and California Municipal Bond ETF) will invest at least 80% of its net assets in fixed income securities. As a non-fundamental policy, under normal circumstances, the Inflation-Protected ETF’s will invest at least 80% of its net assets in inflation-protected securities. As a non-fundamental policy, under normal circumstances, the Global Credit ETF will invest at least 80% of its net assets in debt securities. As a fundamental investment policy, under normal market conditions, the Municipal Bond ETF will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. As a fundamental investment policy, under normal market conditions, the California Municipal Bond ETF will invest at least 80% of its net assets in municipal securities that pay interest exempt from California and federal personal income taxes.

The Portfolios will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. For each Portfolio (other than the International Core Fixed Income ETF), at times when, in the Advisor’s judgment, eligible foreign securities of the Portfolios, as applicable, do not offer expected term premiums that compare favorably with those offered by eligible U.S. securities, such Portfolios will be invested primarily in the latter securities. The Advisor believes that expected credit premiums for the Portfolios (excluding the Municipal Bond ETF and California Municipal Bond ETF) are available largely through investment in commercial paper, certificates of deposit and corporate obligations. The Advisor believes that expected credit premiums for the Municipal Bond ETF and California Municipal Bond ETF are available largely through investment in investment grade municipal securities. In addition, in certain circumstances, the Municipal Bond ETF may favor securities issued by states with relatively lower or no income tax, to the extent consistent with its 80% policy. The holding period for assets of the Portfolios will be chosen with a view to maximizing anticipated returns, net of trading costs. With respect to the Municipal Bond ETF and California Municipal Bond ETF, the Advisor may also consider potential realized and unrealized capital gains.

Duration, as discussed with respect to a Portfolio’s investment policy regarding duration, is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income

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security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%. In general, greater sensitivity to changes in interest rates typically corresponds to higher volatility and higher risk. Securities are considered investment grade if the issuer has received a rating of AAA to BBB- by S&P or Fitch or Aaa to Baa3 by Moody’s or an equivalent rating assigned by another NRSRO.

Mortgage-backed securities represent an interest in a pool of mortgage loans that are packaged or “pooled” together for sale to investors. These mortgage loans are originated by banks and other financial institutions to finance purchases of homes and other real estate. Mortgage-backed securities may be issued as fixed-rate or adjustable-rate instruments. As the underlying mortgage loans are paid off, the Core Fixed Income ETF, Short-Duration Fixed Income ETF, and Global Core Plus Fixed Income ETF receive principal and interest payments. The Portfolios may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. With TBA transactions, the specific securities to be delivered must meet specified terms and standards.

In making investment decisions for the Core Fixed Income ETF, the Advisor will increase or decrease exposure to intermediate-term securities depending on the expected term premium and also increase or decrease exposure to non-government securities depending on the expected credit risk premium.

The Short-Duration Fixed Income ETF and Ultrashort Fixed Income ETF may engage in frequent trading of portfolio securities and, therefore, are expected to have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Portfolios generally acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

The Inflation-Protected ETF seeks to achieve its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation-protected securities will be that of such applicable U.S. Government, agency or instrumentality issuer.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

The Municipal Bond ETF and California Municipal Bond ETF may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The Municipal Bond ETF and California Municipal Bond ETF may also purchase pre-refunded municipal securities. Pre-refunded municipal securities are tax-exempt bonds that have been redeemed on a call date prior to the final maturity of principal, or “escrowed-to-maturity bonds,” that have been refunded prior to the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal securities held by the Municipal Bond ETF and California Municipal Bond ETF is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government

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(including its agencies and instrumentalities). When considering the credit quality of a pre-refunded municipal security, the Advisor will “look through” to the credit quality of the securities held in escrow.

The Municipal Bond ETF and California Municipal Bond ETF may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, the California Municipal Bond ETF may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the California Municipal Bond ETF contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. The California Municipal Bond ETF may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

In attempting to respond to adverse market, economic, political, or other conditions, the Portfolios may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolios’ principal investment strategies. In these circumstances, the Portfolios may be unable to achieve their investment objectives.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.

Risk	Core Fixed Income ETF	Short-Duration Fixed Income ETF	Inflation-Protected ETF	Global Core Plus Fixed Income ETF
Call Risk	X	X		X
China Investments Risk				X
Credit Risk	X	X	X	X
Cyber Security Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Emerging Markets Risk				X
Financial Services Sector Risk		X
Foreign Government Debt Risk	X	X		X
Foreign Securities and Currencies Risk	X	X		X
High Yield Risk				X
Income Risk	X	X	X	X
Inflation-Protected Securities Interest Rate Risk			X
Inflation-Protected Securities Tax Risk			X
Interest Rate Risk	X	X	X	X
International Closed Market Trading Risk	X	X		X
Liquidity Risk	X	X	X	X
Market Risk	X	X	X	X
Market Trading Risk	X	X	X	X
Mortgage-Backed Securities Risk	X	X	X	X
Operational Risk	X	X	X	X
Premium/Discount Risk	X	X	X	X
Risks of Investing for Inflation Protection			X
Securities Lending Risk	X	X	X	X

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Risk	International Core Fixed Income ETF	Global Credit ETF	Ultrashort Fixed Income ETF	Municipal Bond ETF	California Municipal Bond ETF

Call Risk	X	X	X	X	X
China Investments Risk	X
Credit Risk	X	X	X	X	X
Cyber Security Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk	X
Financial Services Sector Risk	X		X
Foreign Government Debt Risk	X	X	X
Foreign Securities and Currencies Risk	X	X	X
High Yield Risk		X
Income Risk	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X
International Closed Market Trading Risk	X	X	X
Liquidity Risk	X	X	X	X	X
Market Risk	X	X	X	X	X
Market Trading Risk	X	X	X	X	X
Municipal Project-Specific Risk				X	X
Municipal Securities Risk				X	X
Operational Risk	X	X	X	X	X
Premium/Discount Risk	X	X	X	X	X
Securities Lending Risk	X	X	X
State-Specific Risk					X
Tax Liability Risk				X	X
Variable Rate Demand Obligations Risk				X	X

Call Risk: Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity date. Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a fund has invested in, the fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party (“CCP”) or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

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In addition, investments in China and Taiwan could be adversely affected by Taiwan’s political and economic relationship with China. China’s relations with Taiwan are severely strained and subject to the risk of rapid deterioration due to territorial disputes and defense and other security concerns. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The value of investments in China and Taiwan, including derivative positions, may be adversely affected by territorial disputes between China and Taiwan. The Chinese and Hong Kong economies are also vulnerable to the disagreements between China and Hong Kong related to integration, which may result in economic disruption.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, the People’s Republic of China (the “PRC”), including Hong Kong, as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC, including Hong Kong, as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured, or supplied by persons owned by, controlled by, or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons.

A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries, or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies, each of which may negatively impact the Chinese economy generally or the specific Chinese companies or industries. China has experienced controversies in human rights abuses related to religious and nationalist groups. In 2021, the U.S. passed the Uyghur Forced Labor Prevention Act responding to information concerning the PRC’s treatment of the Uyghurs and other ethnic minorities in the Xinjiang Uyghur Autonomous Region. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy and result in sudden and significant investment losses.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fund’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Fitch or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Credit Risk (Municipal Bond ETF and California Municipal Bond ETF): Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fund’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

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Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when a fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.Additionally, payments made or received by the Municipal Bond ETF and California Municipal Bond ETF under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt interest dividends.

Emerging Markets Risk: Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict a fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy; (vi) higher degree of corruption and fraud; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; and (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries. Similar to foreign issuers, emerging market issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available, reliable and current financial and other information about such issuers, comparable to U.S. issuers. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have

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smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Financial Services Sector Risk: Because the fund invests a significant portion of its assets in the financial services sector, the fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Financial services companies are subject to extensive governmental regulation and intervention, which may impact and/or limit the scope of their activities, the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Profitability is also dependent on the availability and cost of capital funds and can fluctuate significantly in response to changes in interest rates or monetary policy,  or due to increased competition. Financial services companies may also be adversely affected by a deterioration of the credit markets, credit losses resulting from financial difficulties of borrowers, particularly issuers with concentrated loan portfolios, and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector, among other things.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

High Yield Risk: Securities rated below investment grade may be subject to greater credit, valuation, price volatility and liquidity risks than investment grade securities. Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been

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received by the fund. In such event, a fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital, which could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some of a fund’s distributed income to be classified as a return of capital.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.

Market Trading Risk: Although a fund’s shares are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the fund’s market price. This reduced effectiveness could result in a fund’s shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in the fund’s bid-ask spread.

There can be no assurance that a fund’s shares will continue to trade on a stock exchange or in any market or that a fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in a fund’s shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in a fund’s shares on a stock exchange

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or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of a fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in a fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. A fund’s shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Mortgage-Backed Securities Risk: Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. A fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, a fund may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause a fund to lose money. This is known as extension risk.

Municipal Project-Specific Risk: The risk that a fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as education, health care, housing, education, utilities or transportation) or industrial development bonds. A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Municipal Securities Risk: The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect a fund's ability to sell such municipal securities at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. In addition, there may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities, making the securities more difficult to value. The price a fund could receive upon the sale of a portfolio investment may differ from the fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk: A fund's shares may trade at prices other than NAV. A fund's shares trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings since the most recent calculation. The trading prices of a fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of a fund’s shares may deviate significantly from NAV during periods of market volatility.

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Any of these factors, among others, may lead to a fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy a fund’s shares in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a fund that differ significantly from its NAV.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund investing in such securities may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Inflation-protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a fund will decline and the fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the value of a fund holding such securities. For example, if interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

State-Specific Risk: To the extent a fund focuses its investments primarily in municipal securities of a single state, the value of the fund’s investments will be highly sensitive to events affecting the fiscal stability of that particular state and its agencies, municipalities, authorities and other instrumentalities that issue securities. These events may include economic or political policy changes, tax base erosion, state limits on tax increases, natural disasters or environmental issues (including drought and wildfires), budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state’s municipal issuers. A negative change in any one of these or other areas could affect the ability of the state’s municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, an investment in a fund that focuses its investments primarily in municipal securities of a single state involves more risk than an investment in a fund that does not focus on municipal securities of a single state.

Tax Liability Risk: Tax liability risk is the risk that distributions by a fund become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of a fund’s shares, to decline. Additionally, if a fund’s use of derivative instruments for hedging and non-hedging purposes cause it to invest less than 50% of its assets in municipal securities in any quarter, which the fund does not anticipate, the fund may fail to qualify to pay exempt-interest dividends to its shareholders, resulting in the distributions by the fund becoming taxable to shareholders as ordinary income.

Variable Rate Demand Obligations Risk: Certain variable rate demand obligations (“VRDOs”) may not have an active secondary market. These VRDOs could be difficult to dispose of if the remarketing agent defaults on its payment obligation and/or if the fund is not entitled to exercise its demand rights, which could cause a loss with respect to such VRDOs.

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Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios.

Securities Loans

Each Portfolio (with the exception of the Municipal Bond ETF and California Municipal Bond ETF) is authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While each Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolios’ Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. Each Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending Risk” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2025, the following Portfolios received the following net revenues from a securities lending program (see “Securities Loans”), which constituted a percentage of the average daily net assets of each Portfolio as follows:

Portfolio	Net Revenue*	Percentage of Net Assets
Core Fixed Income ETF	$466,154	0.01%
Short-Duration Fixed Income ETF	$287,049	0.01%
Global Core Plus Fixed Income ETF	$90,271	0.01%
Global Credit ETF	$40,876	0.01%
Ultrashort Fixed Income ETF	$5,893	0.00%

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* The amounts included in the table above may differ from the amounts disclosed in the Portfolios’ annual financial statements due to timing differences, reconciliations, and certain other adjustments.

Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with the Trust on behalf of each Portfolio, the Advisor is responsible for the management of each of the Portfolio’s assets. Each of the Portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of such Portfolio.

Mr. Haselton is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Haselton holds an MBA from the University of Southern California, and a BS from Lehigh University. Mr. Haselton joined the Advisor in 2015, has been a portfolio manager since 2019, and has been responsible for the Ultrashort Fixed Income ETF since its inception.

Ms. Huebel is a Vice President and Senior Portfolio Manager of the Advisor. Ms. Huebel holds an MS from Kansas State University, an MA from the University of California-Santa Barbara, and a BS from Texas State University. Ms. Huebel joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the Short-Duration Fixed Income ETF since its inception.

Mr. Hutchison is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hutchison holds an MBA from Drake University and a BBA from Texas Tech University. Mr. Hutchison joined the Advisor in 2006, has been a portfolio manager since 2013, and has been responsible for the Inflation-Protected ETF since its inception.

Mr. Kolerich is Head of Fixed Income, Americas, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the Portfolios since their inception.

Mr. Meldau is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Meldau holds an MBA from Wake Forest University and a BSBA from Appalachian State University. Mr. Meldau joined the Advisor in 2011, has been a portfolio manager since 2011 and has been responsible for the Municipal Bond ETF and California Municipal Bond ETF since their inception.

Mr. Plecha is Global Head of Fixed Income Portfolio Management, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and has been responsible for the Portfolios since their inception.

Mr. Shao is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Shao holds an MA from the University of California at Los Angeles and a BS from Columbia University. Mr. Shao joined the Advisor in 2006, has been a portfolio manager since 2011, and has been responsible for the Core Fixed Income ETF, Global Core Plus Fixed Income ETF, International Core Fixed Income ETF, and Global Credit ETF since their inception.

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Mr. Cummins is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Cummins holds an MBA from The University of Texas at Austin, and a BS from Trinity University. Mr. Cummins joined the Advisor in 2012, has been a portfolio manager since 2018, and has been responsible for the Short-Duration Fixed Income ETF since 2025.

The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor and, with respect to the Sub-Advised Portfolios (defined below), Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), provide the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Portfolio, to financial intermediaries to support the sale of Portfolio shares. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreements and Sub-Advisory Agreements with respect to the Portfolios is available in the semi-annual Form N-CSR report for the Portfolios for the fiscal period ending April 30, 2025.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls DFAL and DFA Australia. As of January 31, 2026, assets under management for all Dimensional affiliated advisors totaled approximately $987 billion.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by the Portfolios for the services provided by the Advisor for the fiscal year ended October 31, 2025. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for the Portfolios provides the investment management fee that was payable by the respective Portfolio to the Advisor. The Advisor, not the Portfolios, compensates the sub-advisors.

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Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with DFAL and DFA Australia, respectively, with respect to the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus Fixed Income ETF, International Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed income ETF (the "Sub-Advised Portfolios"). Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of each Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio, as well as making recommendations and elections on corporate actions. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Manager of Managers Structure

The Advisor and the Trust have received an exemptive order from the Securities and Exchange Commission (“SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Board concludes that such arrangements would be in the best interests of the shareholders of a Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for a Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for each Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed

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expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional Core Fixed Income ETF	0.17%
Dimensional Short-Duration Fixed Income ETF	0.16%
Dimensional Inflation-Protected Securities ETF	0.11%
Dimensional Global Core Plus Fixed Income ETF	0.22%
Dimensional International Core Fixed Income ETF	0.20%
Dimensional Global Credit ETF	0.20%
Dimensional Ultrashort Fixed Income ETF	0.15%
Dimensional National Municipal Bond ETF	0.17%
Dimensional California Municipal Bond ETF	0.19%

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes. Dividends from net investment income are distributed monthly by the Portfolios. Any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

Distributions may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although

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constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. In general, if you are a taxable investor, Portfolio distributions (other than exempt-interest dividends) are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Municipal Bond ETF and California Municipal Bond ETF primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Municipal Bond ETF and California Municipal Bond ETF is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Currently, any capital gain or loss realized upon a sale of Portfolio shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses may be limited.

Creation Units. An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the authorized participant as part of the issue) and the authorized participant’s aggregate basis in the securities surrendered (plus any cash paid by the authorized participant as part of the issue). An authorized participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the authorized participant’s basis in the Creation Units (plus any cash paid by the authorized participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the authorized participant as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

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If a Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends, if any. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a 24% withholding tax may apply to taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). Withholding is also imposed if the Internal Revenue Service requires it.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, exempt-interest dividends, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a Portfolio shareholder may be disclosed to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Special Tax Considerations for the Municipal Bond ETF and California Municipal Bond ETF

Exempt-Interest Dividends. In the case of the Municipal Bond ETF and California Municipal Bond ETF, most portfolio distributions will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, the Municipal Bond ETF and California Municipal Bond ETF may not be suitable investments for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, corporate income taxes, or both, and they should consult with their tax advisors about the taxability of this income before investing in the Municipal Bond

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ETF and California Municipal Bond ETF. In addition, many states require that the portion of the Portfolio’s income that is exempt from taxation be specifically designated.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. In addition, the Municipal Bond ETF and California Municipal Bond ETF do not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

While the Municipal Bond ETF and California Municipal Bond ETF endeavor to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Municipal Bond ETF and California Municipal Bond ETF’s shares, to decline.

Taxable Income Dividends. Although the Municipal Bond ETF and California Municipal Bond ETF attempt to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest. These investments could generate taxable income for shareholders. The Municipal Bond ETF and California Municipal Bond ETF may also distribute any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Portfolio distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

Capital Gain Distributions. The Municipal Bond ETF and California Municipal Bond ETF also may realize net long-term capital gains from the sale of portfolio securities. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Residents of California (California Municipal Bond ETF). Exempt-interest dividends paid by the Portfolio are excluded from California taxable income for purposes of the California personal income tax if:

• the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;

• the dividends paid do not exceed the amount of interest (minus certain nondeductible expenses) the Portfolio receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

• the Portfolio properly reports the dividends as California exempt-interest dividends in a written notice mailed to shareholders.

The Portfolio may report dividends as exempt-interest dividends (and therefore exempt from California income tax), only if:

• it qualifies as a regulated investment company under the Code; and

• at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Distributions from the Portfolio, including exempt-interest dividends, may be taxable to shareholders that are subject to the California Corporation Franchise Tax.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

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Purchase and Sale of Shares

Shares of a Portfolio may be acquired or redeemed directly from the Portfolio only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this Prospectus. Only an Authorized Participant (defined below) may engage in creation or redemption transactions directly with a Portfolio. An “Authorized Participant” is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant who, in either case, has executed an agreement with the distributor and transfer agent with respect to creations and redemptions of Creation Units. Once created, shares of a Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

Shares of a Portfolio are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Portfolio’s shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a Portfolio purchased on an exchange. Shares of the Portfolios trade under the following symbols:

Portfolio	Ticker:
Dimensional Core Fixed Income ETF	DFCF
Dimensional Short-Duration Fixed Income ETF	DFSD
Dimensional Inflation-Protected Securities ETF	DFIP
Dimensional Global Core Plus Fixed Income ETF	DFGP

Dimensional International Core Fixed Income ETF	DFGX

Dimensional Global Credit ETF	DGCB
Dimensional Ultrashort Fixed Income ETF	DUSB
Dimensional National Municipal Bond ETF	DFNM
Dimensional California Municipal Bond ETF	DFCA

Buying or selling a Portfolio’s shares on an exchange involves certain costs that may apply to all securities transactions. When buying or selling shares of a Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may also incur the cost of the “spread” (the difference between the bid price and the ask price). The spread varies over time for shares of a Portfolio based on its trading volume and market liquidity and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity. Because shares of the Portfolios trade at market price rather than NAV, an investor may pay more than NAV when purchasing shares and receive less than NAV when selling Portfolio shares. Authorized Participants may acquire Portfolio shares directly from a Portfolio, and Authorized Participants may tender their shares for redemption directly to a Portfolio, at NAV per share only in Creation Units, and in accordance with the procedures described in the SAI.

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The Portfolios’ primary listing exchanges are listed below (each, an “Exchange” and collectively, the “Exchanges”):

Portfolio	Exchange:
Dimensional Core Fixed Income ETF	NYSE Arca, Inc.
Dimensional Short-Duration Fixed Income ETF	NYSE Arca, Inc.
Dimensional Inflation-Protected Securities ETF	NYSE Arca, Inc.
Dimensional Global Core Plus Fixed Income ETF	The Nasdaq Stock Market LLC

Dimensional International Core Fixed Income ETF	The Nasdaq Stock Market LLC

Dimensional Global Credit ETF	The Nasdaq Stock Market LLC
Dimensional Ultrashort Fixed Income ETF	NYSE Arca, Inc.
Dimensional National Municipal Bond ETF	NYSE Arca, Inc.
Dimensional California Municipal Bond ETF	NYSE Arca, Inc.

Each Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Portfolio shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Portfolio’s portfolio securities after the close of the primary markets for the Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”) because each Portfolio sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under “Creations and Redemptions.” The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Portfolios are listed for trading on a national securities exchange.

SHARE PRICE

The trading prices of a Portfolio’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply of and demand for Portfolio shares and shares of underlying securities held by a Portfolio, economic conditions and other factors, rather than a Portfolio’s NAV, which is calculated at the end of each business day. Portfolio shares will trade on an Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of a Portfolio’s shares. The trading prices of a Portfolio’s shares may deviate significantly from the Portfolio’s NAV during periods of market volatility. Given, however, that a Portfolio’s shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.

Each Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to a Portfolio. The IOPV calculations are estimates of the value of a Portfolio’s NAV per share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Portfolio’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Portfolio expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities’ local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Therefore, the IOPV may not reflect the best possible valuation of a Portfolio’s current portfolio. Neither the Portfolio nor the Advisor or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy. In the future, the dissemination of the IOPV may be discontinued.

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BOOK ENTRY

Shares of the Portfolios are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Portfolios.

Investors owning shares of the Portfolios are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Portfolios. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

NET ASSET VALUE

The value of shares of each Portfolio will fluctuate in relation to its investment experience. The NAV per share of each Portfolio is normally calculated once daily after the close of the Exchange on which the Portfolio is listed for trading (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of beneficial interest of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the Exchange on which the Portfolio is listed for trading closes at a time other than 4:00 p.m. ET or in other situations to the extent permitted by the SEC.

Securities held by the Portfolios will be valued in accordance with applicable laws and procedures approved by the Board, and generally, as described below. Each Portfolio generally calculates its NAV per share and accepts purchase and redemption orders of Creation Units on days that the Exchange on which the Portfolio is listed is open for trading. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities using data, reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily.

Generally, securities issued by open-end investment companies (excluding exchange-traded investment companies) are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities of exchange-traded investment companies held by the Portfolios are valued at, as applicable: (1) the official closing price on the exchange or market where the security is principally traded; or (2) the last reported sale price prior to that day's close.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding

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or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus Fixed Income ETF, International Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF are expressed in U.S. dollars by translating the net assets of the Portfolios using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Portfolios own securities that are primarily traded in foreign markets which may trade on days when the Portfolios do not price their shares, the net asset value of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolios is determined each day as of such close. In the absence of prices that are readily available as defined in Rule 2a-5, the futures contract will be valued in good faith at fair value in accordance with procedures approved by the Board.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not readily available as defined in Rule 2a-5, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board.

Creations and Redemptions

Prior to trading in the secondary market, shares of a Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of the following number of shares, or multiples thereof:

Portfolio	Creation Unit
Dimensional Core Fixed Income ETF	50,000 shares
Dimensional Short-Duration Fixed Income ETF	50,000 shares
Dimensional Inflation-Protected ETF	25,000 shares
Dimensional Global Core Plus Fixed Income ETF	50,000 shares

Dimensional International Core Fixed Income ETF	50,000 shares

Dimensional Global Credit ETF	50,000 shares
Dimensional Ultrashort Fixed Income ETF	50,000 shares
Dimensional Municipal Bond ETF	50,000 shares
Dimensional California Municipal Bond ETF	25,000 shares

All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (an “AP Agreement”) with the Portfolios’ distributor (the “Distributor”).

A creation transaction, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into a Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Portfolio and a specified amount of cash. Creation Units are generally issued (or redeemed) by the Municipal Bond ETF, California Municipal Bond ETF and Ultrashort Fixed Income ETF in exchange for cash or in-kind for securities and a specified amount of cash. For each Portfolio, the Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Creation Unit transactions conducted in exchange for cash only may cause a Portfolio to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind. Conducting Creation Unit transactions in cash

86

may also cause a Portfolio’s shares to trade in the secondary market at wider bid-ask spreads or greater premiums or discounts to the Portfolio’s NAV. Except when aggregated in Creation Units, shares are not redeemable by a Portfolio.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Only an Authorized Participant may create or redeem Creation Units directly with a Portfolio. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Portfolio’s instructions or may not be executed at all, or a Portfolio may not be able to place or change orders.

When a Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the Distributor. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Portfolios' SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Portfolio a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information showing the number of days the market price of a Portfolio’s shares was greater than the Portfolio's NAV and the number of days it was less than the Portfolio's NAV (i.e., premium or discount) for various time periods is available by visiting the Portfolio’s website at https://www.dimensional.com/etfs.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures regarding the release of portfolio holdings information is also available in the Trust's SAI. Portfolio holdings information is available by visiting a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, certain broker-dealers may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” You may contact your broker-dealer to enroll in householding. Once enrolled, this process will continue indefinitely unless you instruct your broker-dealer otherwise. If you do not want the mailings of these documents to be

87

combined with those of other members of your household, please contact your broker-dealer. At any time you may view current prospectuses and financial reports on a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Distribution

The Distributor or its agents distribute Creation Units for the Portfolios on an agency basis. The Distributor does not maintain a secondary market in shares of the Portfolios.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Portfolio to pay distribution fees of up to 0.25% per year, to those who sell and distribute Portfolio shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past five years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Trust's Form N-CSR filed with the SEC. Further information about each Portfolio’s performance is contained in the annual report, which is available upon request.

88

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Core Fixed Income ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period November 15, 2021* through October 31, 2022
Net Asset Value, Beginning of Period	$41.95	$39.64	$40.41	$50.03

Income From Investment Operations (a)
Net Investment Income (Loss)	1.95	2.02	1.83	1.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.85	2.23	(0.86)	(10.06)
Total from Investment Operations	2.80	4.25	0.97	(8.78)
Less Distributions:
Net Investment Income	(1.92)	(1.94)	(1.74)	(0.84)
Total Distributions	(1.92)	(1.94)	(1.74)	(0.84)

Net Asset Value, End of Period	$42.83	$41.95	$39.64	$40.41

Total Return at NAV (b)	6.88%	10.83%	2.29%	(17.67)%(e)

Net Assets, End of Year (thousands)	$8,443,061	$5,731,916	$3,518,443	$1,375,916
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.18%	0.18%	0.19%	0.20%(d)
Ratio of Net Investment Income to Average Net Assets	4.66%	4.81%	4.40%	3.05%(d)
Portfolio Turnover Rate (c)	23%	42%	39%	75%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

89

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Short-Duration Fixed Income ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period November 15, 2021* through October 31, 2022
Net Asset Value, Beginning of Period	$47.22	$46.17	$45.47	$50.02

Income From Investment Operations (a)
Net Investment Income (Loss)	2.17	2.32	1.73	0.85
Net Gains (Losses) on Securities (Realized and Unrealized)	0.81	0.90	0.54	(4.67)
Total from Investment Operations	2.98	3.22	2.27	(3.82)
Less Distributions:
Net Investment Income	(2.01)	(2.17)	(1.57)	(0.73)
Total Distributions	(2.01)	(2.17)	(1.57)	(0.73)

Net Asset Value, End of Period	$48.19	$47.22	$46.17	$45.47

Total Return at NAV (b)	6.46%	7.10%	5.04%	(7.68)%(e)

Net Assets, End of Year (thousands)	$5,568,433	$3,562,821	$1,683,059	$813,942
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.18%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.17%	0.17%	0.18%	0.19%(d)
Ratio of Net Investment Income to Average Net Assets	4.55%	4.93%	3.74%	1.88%(d)
Portfolio Turnover Rate (c)	20%	43%	42%	32%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

90

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Inflation-Protected Securities ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period November 15, 2021* through October 31, 2022
Net Asset Value, Beginning of Period	$41.25	$39.27	$41.04	$50.02

Income From Investment Operations (a)
Net Investment Income (Loss)	1.89	1.51	1.71	2.95
Net Gains (Losses) on Securities (Realized and Unrealized)	0.79	1.91	(1.89)	(9.50)
Total from Investment Operations	2.68	3.42	(0.18)	(6.55)
Less Distributions:
Net Investment Income	(1.78)	(1.44)	(1.59)	(2.43)
Total Distributions	(1.78)	(1.44)	(1.59)	(2.43)

Net Asset Value, End of Period	$42.15	$41.25	$39.27	$41.04

Total Return at NAV (b)	6.65%	8.79%	(0.56)%	(13.40)%(e)

Net Assets, End of Year (thousands)	$1,028,541	$788,901	$404,480	$262,663
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.11%	0.12%	0.12%	0.14%(d)
Ratio of Net Investment Income to Average Net Assets	4.54%	3.68%	4.14%	6.84%(d)
Portfolio Turnover Rate (c)	9%	11%	9%	20%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

91

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Global Core Plus Fixed Income ETF
	Year ended October 31, 2025	Period November 7, 2023* through October 31, 2024
Net Asset Value, Beginning of Period	$53.95	$50.06

Income From Investment Operations (a)
Net Investment Income (Loss)	2.29	2.38
Net Gains (Losses) on Securities (Realized and Unrealized)	1.13	2.86
Total from Investment Operations	3.42	5.24
Less Distributions:
Net Investment Income	(2.06)	(1.35)
Net Realized Gains	(0.06)	—
Total Distributions	(2.12)	(1.35)

Net Asset Value, End of Period	$55.25	$53.95

Total Return at NAV (b)	6.47%	10.54%(e)

Net Assets, End of Year (thousands)	$2,010,990	$1,068,205
Ratio of Expenses to Average Net Assets	0.22%	0.22%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.23%	0.24%(d)
Ratio of Net Investment Income to Average Net Assets	4.24%	4.54%(d)
Portfolio Turnover Rate (c)	18%	15%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

92

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional International Core Fixed Income ETF
	Year ended October 31, 2025	Period November 7, 2023* through October 31, 2024
Net Asset Value, Beginning of Period	$53.40	$50.12

Income From Investment Operations (a)
Net Investment Income (Loss)	1.78	1.82
Net Gains (Losses) on Securities (Realized and Unrealized)	1.04	2.40
Total from Investment Operations	2.82	4.22
Less Distributions:
Net Investment Income	(1.76)	(0.94)
Total Distributions	(1.76)	(0.94)

Net Asset Value, End of Period	$54.46	$53.40

Total Return at NAV (b)	5.41%	8.49%(e)

Net Assets, End of Year (thousands)	$1,225,281	$590,071
Ratio of Expenses to Average Net Assets	0.20%	0.20%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.21%	0.24%(d)
Ratio of Net Investment Income to Average Net Assets	3.36%	3.51%(d)
Portfolio Turnover Rate (c)	30%	48%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

93

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Global Credit ETF
	Year ended October 31, 2025	Period November 7, 2023* through October 31, 2024
Net Asset Value, Beginning of Period	$53.44	$50.06

Income From Investment Operations (a)
Net Investment Income (Loss)	2.48	2.58
Net Gains (Losses) on Securities (Realized and Unrealized)	1.08	2.62
Total from Investment Operations	3.56	5.20
Less Distributions:
Net Investment Income	(1.84)	(1.82)
Total Distributions	(1.84)	(1.82)

Net Asset Value, End of Period	$55.16	$53.44

Total Return at NAV (b)	6.80%	10.49%(e)

Net Assets, End of Year (thousands)	$750,122	$448,856
Ratio of Expenses to Average Net Assets	0.20%	0.20%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.21%	0.24%(d)
Ratio of Net Investment Income to Average Net Assets	4.62%	4.95%(d)
Portfolio Turnover Rate (c)	21%	17%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

94

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional Ultrashort Fixed Income ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period September 26, 2023* through October 31, 2023
Net Asset Value, Beginning of Period	$50.70	$50.16	$50.00

Income From Investment Operations (a)
Net Investment Income (Loss)	2.33	2.79	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01(f)	0.22	(0.02)
Total from Investment Operations	2.34	3.01	0.23
Less Distributions:
Net Investment Income	(2.28)	(2.47)	(0.07)
Net Realized Gains	—	—	—
Total Distributions	(2.28)	(2.47)	(0.07)

Net Asset Value, End of Period	$50.76	$50.70	$50.16

Total Return at NAV (b)	4.73%	6.14%	0.45%(e)

Net Assets, End of Year (thousands)	$1,545,524	$760,450	$60,193
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.15%	0.18%	0.69%(d)
Ratio of Net Investment Income to Average Net Assets	4.59%	5.51%	5.27%(d)
Portfolio Turnover Rate (c)	33%	19%	—%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

(f) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

* Commencement of operations.

95

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional National Municipal Bond ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2023	Period November 15, 2021* through October 31, 2022
Net Asset Value, Beginning of Period	$47.88	$46.18	$46.51	$50.12

Income From Investment Operations (a)
Net Investment Income (Loss)	1.43	1.32	1.10	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	0.24	1.63	(0.36)	(3.94)
Total from Investment Operations	1.67	2.95	0.74	(3.20)
Less Distributions:
Net Investment Income	(1.40)	(1.25)	(1.07)	(0.41)
Total Distributions	(1.40)	(1.25)	(1.07)	(0.41)

Net Asset Value, End of Period	$48.15	$47.88	$46.18	$46.51

Total Return at NAV (b)	3.57%	6.41%	1.55%	(6.38)%(e)

Net Assets, End of Year (thousands)	$1,793,684	$1,381,242	$978,997	$588,409
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.18%	0.18%	0.19%	0.19%(d)
Ratio of Net Investment Income to Average Net Assets	2.99%	2.74%	2.32%	1.62%(d)
Portfolio Turnover Rate (c)	42%	15%	9%	7%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

96

Dimensional ETF Trust

Financial Highlights
(for a share outstanding throughout each period)

	Dimensional California Municipal Bond ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period June 26, 2023* through October 31, 2023
Net Asset Value, Beginning of Period	$50.12	$48.47	$50.02

Income From Investment Operations (a)
Net Investment Income (Loss)	1.50	1.48	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.14)	1.57	(1.70)
Total from Investment Operations	1.36	3.05	(1.23)
Less Distributions:
Net Investment Income	(1.46)	(1.40)	(0.32)
Total Distributions	(1.46)	(1.40)	(0.32)

Net Asset Value, End of Period	$50.02	$50.12	$48.47

Total Return at NAV (b)	2.77%	6.34%	(2.47)%(e)

Net Assets, End of Year (thousands)	$562,726	$344,607	$180,540
Ratio of Expenses to Average Net Assets	0.19%	0.19%	0.19%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.19%	0.22%	0.24%(d)
Ratio of Net Investment Income to Average Net Assets	3.02%	2.94%	2.76%(d)
Portfolio Turnover Rate (c)	57%	36%	1%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Other Available Information

You can find more information about the Trust and its Portfolios in the Portfolios’  SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders and Form N-CSR Filed with the SEC

These reports contain additional information about the Portfolios’ investments.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

In Form N-CSR, you will find the Portfolios’ annual and semi-annual financial statements.

How to get these and other materials:

• Your investment advisor or broker-dealer—you are a client of an investment advisor or broker-dealer who has invested in the Portfolios on your behalf.

• The Trust—Call collect at (512) 306-7400.

• Access them on our website at https://www.dimensional.com.

• Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

• Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Dimensional ETF Trust-Registration No. 811-23580
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

DFA-022826-018

Prospectus

February 28, 2026

DIMENSIONAL ETF TRUST

	Ticker:	Exchange:
Dimensional US Sustainability Core 1 ETF	DFSU	NYSE Arca, Inc.
Dimensional International Sustainability Core 1 ETF	DFSI	NYSE Arca, Inc.
Dimensional Emerging Markets Sustainability Core 1 ETF	DFSE	NYSE Arca, Inc.
Dimensional Global Sustainability Fixed Income ETF	DFSB	NYSE Arca, Inc.

This Prospectus describes the shares of the Portfolios which are for long term investors:

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dimensional US Sustainability Core 1 ETF

Investment Objective

The investment objective of the Dimensional US Sustainability Core 1 ETF (the “US Sustainability ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.14%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.15%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the US Sustainability ETF’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S.

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operating companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe, while adjusting the composition of the Portfolio based on sustainability considerations. The Portfolio may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the U.S. Universe may be affected by the Portfolio's sustainability considerations.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. The percentage by which the Portfolio’s allocation to securities of the largest U.S. high relative price companies is reduced will change due to market movements, sustainability considerations and other factors.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In particular, the Advisor ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability

2

considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Sustainability Consideration Investment Risk: A fund that takes into account sustainability considerations may limit the number of investment opportunities available to the fund, and as a result, at times, may underperform funds that are not subject to such sustainability considerations. For example, a fund may decline to purchase, or underweight its investment in, certain securities due to sustainability considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. A fund may also overweight its investment in certain securities due to sustainability considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, a fund may sell or retain certain securities due to sustainability considerations when it is otherwise disadvantageous to do so. The sustainability considerations may also cause a fund’s industry allocations to deviate from those of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability of each company with securities eligible for purchase. For example, the Advisor may not be able to determine all of the sustainability considerations for each company because the third party service providers may not have data on the entire universe of companies with securities considered by the Advisor, or may not have information with respect to each factor considered as a sustainability consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. A fund’s exposure to companies, industries and sectors of the market may be affected by sustainability data obtained that may be inaccurate and the Advisor’s assessment of a company’s sustainability may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that a fund’s investments will reflect the sustainability considerations of any particular investor.

3

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Dimensional US Sustainability Core 1 ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

12.46% 2023, Q4	-5.13% 2025, Q1

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional US Sustainability Core 1 ETF
Return Before Taxes	15.68%	20.31%	[1]
Return After Taxes on Distributions	15.42%	20.02%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	9.44%	16.09%	[1]
Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)	17.15%	20.73%	[1]

1.	Since inception November 1, 2022.

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the US Sustainability ETF is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• John A. Hertzer, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Hohn, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

5

• Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2024.

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

6

Dimensional International Sustainability Core 1 ETF

Investment Objective

The investment objective of the Dimensional International Sustainability Core 1 ETF (the “International Sustainability ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.03%
Recovery of Previously Waived Fees[1]	0.01%
Total Annual Fund Operating Expenses	0.24%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International Sustainability ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies,

7

sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe, while adjusting the composition of the Portfolio based on sustainability considerations. The Portfolio may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the International Universe may be affected by the Portfolio's sustainability considerations.

The Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage by which the Portfolio’s allocation to securities of the largest high relative price companies is reduced will change due to market movements, sustainability considerations and other factors.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In particular, the Advisor ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity

8

and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

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Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Sustainability Consideration Investment Risk: A fund that takes into account sustainability considerations may limit the number of investment opportunities available to the fund, and as a result, at times, may underperform funds that are not subject to such sustainability considerations. For example, a fund may decline to purchase, or underweight its investment in, certain securities due to sustainability considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. A fund may also overweight its investment in certain securities due to sustainability considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, a fund may sell or retain certain securities due to sustainability considerations when it is otherwise disadvantageous to do so. The sustainability considerations may also cause a fund’s industry allocations to deviate from those of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability of each company with securities eligible for purchase. For example, the Advisor may not be able to determine all of the sustainability considerations for each company because the third party service providers may not have data on the entire universe of companies with securities considered by the Advisor, or may not have information with respect to each factor considered as a sustainability consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. A fund’s exposure to companies, industries and sectors of the market may be affected by sustainability data obtained that may be inaccurate and the Advisor’s assessment of a company’s sustainability may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that a fund’s investments will reflect the sustainability considerations of any particular investor.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be

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market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Dimensional International Sustainability Core 1 ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

14.52% 2025, Q2	-7.30% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional International Sustainability Core 1 ETF
Return Before Taxes	33.24%	20.97%	[1]
Return After Taxes on Distributions	32.78%	20.54%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	20.42%	16.79%	[1]
MSCI World ex USA IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	32.18%	19.74%	[1]

1.	Since inception November 1, 2022.

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the International Sustainability ETF is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• William B. Collins-Dean, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

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Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional Emerging Markets Sustainability Core 1 ETF

Investment Objective

The investment objective of the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Emerging Markets Sustainability ETF” or “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.41%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$42	$138	$243	$552

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its investment portfolio.

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Principal Investment Strategies

To achieve the Emerging Markets Sustainability ETF’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with emerging markets authorized for investment by the Advisor’s Investment Committee (“Approved Markets”), which may include frontier markets (emerging market countries in an earlier stage of development) (the “Emerging Markets Universe”). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe, while adjusting the composition of the Portfolio based on sustainability considerations. The Portfolio may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the Emerging Markets Universe may be affected by the Portfolio's sustainability considerations.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the Prospectus as Approved Markets securities. The Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Markets or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In

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particular, the Advisor ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Sustainability Consideration Investment Risk: A fund that takes into account sustainability considerations may limit the number of investment opportunities available to the fund, and as a result, at times, may underperform funds that are not subject to such sustainability considerations. For example, a fund may decline to purchase, or underweight its investment in, certain securities due to sustainability considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. A fund may also overweight its investment in certain securities due to sustainability considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, a fund may sell or retain certain securities due to sustainability considerations when it is otherwise disadvantageous to do so. The sustainability considerations may also cause a fund’s industry allocations to deviate from those of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability of each company with securities eligible for purchase. For example, the Advisor may not be able to determine all of the sustainability considerations for each company because the third party service providers may not have data on the entire universe of companies with securities considered by the Advisor, or may not have information with respect to each factor considered as a sustainability consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. A fund’s exposure to companies, industries and sectors of the market may be affected by sustainability data obtained that may be inaccurate and the Advisor’s assessment of a company’s sustainability may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that a fund’s investments will reflect the sustainability considerations of any particular investor.

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Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between

17

China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a fund investing in such securities. In addition, investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments may present additional risks. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure generally, or with respect to certain industries, or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine

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learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional Emerging Markets Sustainability Core 1 ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter

13.93% 2025, Q2	-6.93% 2024, Q4

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Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Emerging Markets Sustainability Core 1 ETF
Return Before Taxes	27.70%	19.04%	[1]
Return After Taxes on Distributions	26.95%	18.34%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	16.83%	14.92%	[1]
MSCI Emerging Markets IMI Index (net dividends)
(reflects no deduction for fees, expenses or taxes on sales)	31.38%	18.94%	[1]

1.	Since inception November 1, 2022.

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Emerging Markets Sustainability ETF is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• William B. Collins-Dean, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Mary T. Phillips, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

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Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional Global Sustainability Fixed Income ETF

Investment Objective

The investment objective of the Dimensional Global Sustainability Fixed Income ETF (the “Global Sustainability Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.03%
Recovery of Previously Waived Fees[1]	0.01%
Total Annual Fund Operating Expenses	0.24%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its investment portfolio.

Principal Investment Strategies

The Global Sustainability Fixed Income ETF invests in a broad portfolio of investment grade debt securities (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)) of U.S. and non-U.S. corporate and government issuers, including mortgage-backed securities, while

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excluding or underweighting securities of corporate and certain government issuers based upon the Portfolio’s sustainability considerations. The Portfolio may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. At times, the Portfolio may invest a majority of its net assets in securities of U.S. and non-U.S. government issuers. Dimensional Fund Advisors LP (the ”Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates.

The Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to non-government securities depending on the expected credit premium.

The Portfolio will primarily invest in securities that mature within twenty years from the date of settlement, but may, as in the case of mortgage-backed securities, invest in securities with longer maturities. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Bloomberg Global Aggregate Bond Index (Hedged to USD), which was approximately 6.34 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 25% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality. The Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, including mortgage-backed securities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and its instrumentalities.

The Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for hedging purposes such as hedging its interest rate or currency exposure or for non-hedging purposes as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In

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particular, the Advisor assesses corporate issuers by considering several factors, including carbon intensity and controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, with most weight placed on carbon intensity. These issuers are then ranked based on one or more of these factors relative to the applicable universe of securities or their sector peers. Securities of the worst ranked of these companies within the applicable universe of securities are then generally excluded. Additionally, securities of the worst ranked of these companies within their sector are generally underweighted and the best ranked overweighted or neutral-weighted. The Advisor also assesses corporate issuers based on potential emissions from reserves and scaled potential emissions from reserves. These issuers are then ranked relative to the applicable universe of securities. Securities of the worst ranked of these companies within the applicable universe of securities are then generally excluded. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

In addition to excluding, underweighting, overweighting and neutral weighting securities of companies based upon the Portfolio’s sustainability considerations, the Portfolio also will assess treasury, sovereign and local authority issuers on the respective sovereign entity’s greenhouse gas emissions per GDP and underweight the highest emitters in aggregate. Additionally, the Portfolio will assess government agency and supranational issuers on their carbon intensity and potential emissions from reserves and seek to exclude securities of such issuers with relatively high carbon intensity or potential emissions from reserves.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Sustainability Consideration Investment Risk: A fund that takes into account sustainability considerations may limit the number of investment opportunities available to the fund, and as a result, at times, may underperform funds that are not subject to such sustainability considerations. For example, a fund may decline to purchase, or underweight its investment in, certain securities due to sustainability considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. A fund may also overweight its investment in certain securities due to sustainability considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, a fund may sell or retain certain securities due to sustainability considerations when it is otherwise disadvantageous to do so. The sustainability considerations may also cause a fund’s industry allocations to deviate from those of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability of each company with securities eligible for purchase. For example, the Advisor may not be able to determine all of the sustainability considerations for each company because the third party service providers may not have data on

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the entire universe of companies with securities considered by the Advisor, or may not have information with respect to each factor considered as a sustainability consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. A fund’s exposure to companies, industries and sectors of the market may be affected by sustainability data obtained that may be inaccurate and the Advisor’s assessment of a company’s sustainability may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that a fund’s investments will reflect the sustainability considerations of any particular investor.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Mortgage-Backed Securities Risk: Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt

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instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. A fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, a fund may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause a fund to lose money. This is known as extension risk.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time

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when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Large Shareholder Risk: Certain shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third-party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a fund would be maintained at such levels or that a fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Dimensional Global Sustainability Fixed Income ETF —Total Returns

January 2023-December 2025

Highest Quarter	Lowest Quarter
7.65% 2023, Q4	-1.67% 2024, Q4

Annualized Returns (%) Periods ended December 31, 2025
		Since
	1 Year	Inception
Dimensional Global Sustainability Fixed Income ETF
Return Before Taxes	5.25%	5.51%	[1]
Return After Taxes on Distributions	3.80%	3.67%	[1]
Return After Taxes on Distributions and Sale of Portfolio Shares	3.11%	3.43%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD)
(reflects no deduction for fees, expenses or taxes on sales)	4.86%	4.85%	[1]

1.	Since inception November 15, 2022.

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Global Sustainability Fixed Income ETF is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Lacey N. Huebel, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2022).

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Purchase and Sale of Fund Shares

The Portfolio issues (or redeems) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order. However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. Recent information, including information on the Portfolio’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

Dimensional ETF Trust (the “Trust”) offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and is the equivalent of a separate exchange-traded fund (“ETF”). Shares of the Dimensional US Sustainability Core 1 ETF (the “US Sustainability ETF”), Dimensional International Sustainability Core 1 ETF (the “International Sustainability ETF”), Dimensional Emerging Markets Sustainability Core 1 ETF (the “Emerging Markets Sustainability ETF”) (each, an "Equity Portfolio" and collectively, the "Equity Portfolios"), and Dimensional Global Sustainability Fixed Income ETF (the "Global Sustainability Fixed Income ETF") (each, a “Portfolio” and collectively, the “Portfolios”) are offered in this Prospectus. The Portfolios are designed for long-term investors.

The investment objective of each Portfolio (excluding the Global Sustainability Fixed Income ETF) is to achieve long-term capital appreciation. The investment objective of the Global Sustainability Fixed Income ETF is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Each Portfolio’s investment objective is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to a Portfolio’s investment objective.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Equity Portfolios.

Free Float generally describes the number of publicly traded shares of a company.

Price Momentum generally describes the tendency for stocks that have outperformed their peers to continue outperforming, and the similar tendency for stocks that have underperformed their peers to continue underperforming.

Short-Run Reversals generally describes the tendency for stocks that have recently outperformed their peers to underperform in the short run, and the similar tendency for stocks that have recently underperformed their peers to outperform in the short run.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to its book value or assets.

US Sustainability ETF

The US Sustainability ETF seeks to achieve its investment objective by purchasing a broad and diverse group of securities within a market capitalization weighted universe of U.S. operating companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies relative to the U.S. Universe, while, relative to a portfolio without the sustainability considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, excluding, and having less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable and having more overall weight in securities of companies that may be more sustainable. (See “Applying the Sustainability Portfolios’ Sustainability Considerations” in this Prospectus). The Advisor generally defines the “U.S. Universe” as a market capitalization weighted set of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Market capitalization weighted means that a company’s weighting in the U.S. Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. The Portfolio may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price

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(i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the U.S. Universe may be affected by the Portfolio’s sustainability considerations. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization companies within the U.S. Universe based on such investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Portfolio is protected by U.S. Patent Nos. 7,596,525 B1 and 7,599,874 B1.

The US Sustainability ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The above-referenced investments are not subject to, though they may incorporate, the Portfolio’s sustainability considerations.

The US Sustainability ETF may invest in exchange-traded funds (“ETFs”), including ETFs managed by the Advisor, for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

International Sustainability ETF

The International Sustainability ETF seeks to achieve its investment objective by purchasing a broad and diverse group of securities within a market capitalization weighted universe of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies relative to the International Universe, while, relative to a portfolio without sustainability considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, excluding, and having less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable and having more overall weight in securities of companies that may be more sustainable. (See “Applying the Sustainability Portfolios’ Sustainability Considerations” in this Prospectus). For purposes of this Portfolio, the Advisor defines the “International Universe” as a market capitalization weighted set of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee. Market capitalization weighted means that a company’s weighting in the International Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. As of the date of this Prospectus, the following markets have been authorized for investment for the Portfolio and comprise the International Universe: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Advisor will determine, in its discretion, when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in the Portfolio, constraints imposed in Approved Markets, and other characteristics of each country’s markets. The Investment Committee of the Advisor also may authorize other markets for investment in the future, in addition to the Approved Markets identified above, or may remove one or more markets from the list of

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Approved Markets. Although the Advisor does not intend to purchase securities not associated with an Approved Market, the Portfolio may acquire such securities in connection with corporate actions or other reorganizations or transactions with respect to securities that are held by the Portfolio from time to time. Also, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. (For a description of the securities approved for investment, see “Approved Markets”). The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and, 8,438,092 B2.

Under normal market conditions, the International Sustainability ETF intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The International Sustainability ETF may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the International Universe may be affected by the Portfolio’s sustainability considerations. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run-reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on such investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.

The International Sustainability ETF may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The International Sustainability ETF may invest in ETFs, including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

Emerging Markets Sustainability ETF

The Emerging Markets Sustainability ETF seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Portfolio invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges. As of the date of this Prospectus, the Portfolio invests in the following countries that are designated as Approved Markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The Advisor will determine, in its discretion, when and whether to

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invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in the Portfolio, constraints imposed in Approved Markets, and other characteristics of each country’s markets. The Investment Committee of the Advisor may designate other countries as Approved Markets for investment in the future, in addition to the countries identified above, or the Investment Committee may remove one or more countries from the list of Approved Markets. Although the Advisor does not intend to purchase securities not associated with an Approved Market, the Portfolio may acquire such securities in connection with corporate actions or other reorganizations or transactions with respect to securities that are held by the Portfolio from time to time. In addition, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. (For a description of the securities approved for investment, see “Approved Markets”). The implementation and management of the Advisor’s “Sustainability” portfolios, including, without limitation, the Emerging Markets Sustainability Core 1 ETF, is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

The Emerging Markets Sustainability ETF will seek to purchase a broad and diverse group of securities within a market capitalization weighted universe of non-U.S. companies associated with emerging markets (the “Emerging Markets Universe”). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe, while adjusting the composition of the Portfolio based on sustainability considerations (See “Applying the Sustainability Portfolios’ Sustainability Considerations” in this Prospectus). For purposes of this Portfolio, the Advisor defines the Emerging Markets Universe as a market capitalization weighted set of companies in Approved Markets. Market capitalization weighted means that a company’s weighting in the Emerging Markets Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. The Portfolio may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the Emerging Markets Universe may be affected by the Portfolio’s sustainability considerations. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. The Advisor may decrease the amount that the Portfolio invests in small capitalization companies that have lower profitability and/or higher relative prices. The Advisor may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Portfolio will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on such investment characteristics. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.

In determining which countries are eligible markets for the Emerging Markets Sustainability ETF, the Advisor may consider various factors, including, without limitation, the classification of countries recognized by global index providers, market liquidity, relative availability of information to investors, government regulation, including fiscal and foreign exchange repatriation rules, the availability of other access to these markets, clearing and settlement processes, taxes, fees, duties, and other costs of transacting in the market, and observance of property rights. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Portfolio.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Sustainability ETF will typically invest in money market instruments or other highly liquid debt instruments including those denominated in

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U.S. dollars (including, without limitation, repurchase agreements). In addition, the Portfolio may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Portfolio does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances.

The Emerging Markets Sustainability ETF does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The Emerging Markets Sustainability ETF may invest in ETFs , including ETFs managed by the Advisor, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Sustainability ETF may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Portfolio may also purchase or sell futures contracts and options on futures contracts for Approved Markets or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The Emerging Markets Sustainability ETF may also invest in China A-shares (equity securities of companies listed in China) that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

APPROVED MARKETS - INTERNATIONAL PORTFOLIOS

The International Sustainability ETF and Emerging Markets Sustainability ETF (each an “International Portfolio” and collectively, the “International Portfolios") invest in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets.

These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), American Depositary Receipts (“ADRs”), or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. Approved Market securities are defined as securities that are associated with an Approved Market (“Approved Market Securities”) under the following criteria. Approved Market Securities are: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (e) securities included in a Portfolio’s benchmark index, which tracks Approved Markets; or (f) depositary shares of companies associated with Approved Markets under the criteria above. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets that satisfy the criteria described above. The International Portfolios also may obtain exposure to Approved Market Securities by investing in derivative instruments that derive their value from Approved Market Securities, or by investing in securities of pooled investment vehicles that invest at least 80% of their assets in Approved Market Securities.

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Global Sustainability Fixed Income ETF

The following is a description of the categories of investments that may be acquired by the Global Sustainability Fixed Income ETF. Deviations from these categories may occur due to holdings in securities received in connection with corporate actions or issuer-driven events.

1.  U.S. Government Obligations—Debt securities issued by the U.S. Treasury that are direct obligations of the U.S. Government, including bills, notes and bonds. These securities may also be purchased on a “when-issued” basis.

2.  U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae mortgage pass-through securities. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae, including their mortgage pass-through securities. These securities may also be purchased on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market, such as mortgage TBAs.

3.  Corporate Debt Obligations—Corporate debt securities (e.g., bonds, debentures, and secured bonds, including covered bonds), which have received an investment grade rating by Moody’s, Fitch or S&P, or an equivalent rating assigned by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, have been determined by the Advisor to be of comparable quality.

4.  Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will be acquired only from banks having assets in excess of $1,000,000,000.

5.  Commercial Paper—Rated, at the time of purchase, A1+ to A3 by S&P or Prime1 to Prime3 by Moody’s, or F1+ to F3 by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

6.  Repurchase Agreements—Instruments through which the Portfolio purchases securities (“underlying securities”) from a bank, a registered U.S. government securities dealer, or other such counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolio will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of its total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to the Portfolio’s investment restriction on illiquid investments. The Portfolio also will only invest in repurchase agreements with banks, U.S. government securities dealers, and/or other counterparties, as described above, that are approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.  Foreign Government and Agency Obligations—Bills, notes, bonds, and other debt securities issued or guaranteed by foreign governments, or their authorities, agencies, instrumentalities or political subdivisions.

8.  Supranational Organization Obligations—Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank or the World Bank, which are chartered to promote economic development.

9.  Foreign Issuer Obligations—Debt securities of non-U.S. issuers that have received a rating of AAA to BBB- by S&P or Fitch or Aaa to Baa3 by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

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10.  Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.  Money Market Funds—The Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds. The securities purchased by the money market funds are not subject to the sustainability considerations that have been identified in this Prospectus. Investments in money market funds may involve a duplication of certain fees and expenses and are not a principal investment of the Portfolio.

The implementation and management of the Advisor’s “Sustainability” portfolios, including, without limitation, the Global Sustainability Fixed Income ETF, is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

The categories of fixed income securities that may be acquired by the Global Sustainability Fixed Income ETF may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the Secured Overnight Financing Rate (SOFR) or the Treasury bill rate.

Duration, as discussed with respect to the Global Sustainability Fixed Income ETF’s investment policy regarding duration, is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%. In general, greater sensitivity to changes in interest rates typically corresponds to higher volatility and higher risk.

Mortgage-backed securities represent an interest in a pool of mortgage loans that are packaged or "pooled" together for sale to investors. These mortgage loans are originated by banks and other financial institutions to finance purchases of homes and other real estate. Mortgage-backed securities may be issued as fixed-rate or adjustable-rate instruments. As the underlying mortgage loans are paid off, the Global Sustainability Fixed Income ETF receives principal and interest payments. The Portfolio may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. With TBA transactions, the specific securities to be delivered must meet specified terms and standards.

APPLYING THE PORTFOLIOS’ SUSTAINABILITY CONSIDERATIONS

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the Portfolios. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as a Portfolio, the Portfolio will generally have excluded, and have less overall weight in securities of companies that, according to the Portfolios’ sustainability considerations, may be less sustainable as compared to other companies with securities in the Portfolios’ investment universe. Similarly, relative to such a fund, a Portfolio will generally have more overall weight in securities of companies that, according to the Portfolios’ sustainability considerations, may be more sustainable as compared to other companies with securities in the Portfolios’ investment universe.

Except with respect to the Global Sustainability Fixed Income ETF, the Advisor ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted.

With respect to the Global Sustainability Fixed Income ETF, the Advisor assesses corporate issuers by considering several factors, including carbon intensity and controversies related to land use and biodiversity, toxic spills and

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releases, operational waste, and water management, with most weight placed on carbon intensity. These issuers are then ranked based on one or more of these factors relative to the applicable universe of securities or their sector peers. Securities of the worst ranked of these companies within the applicable universe of securities are then generally excluded. Additionally, securities of the worst ranked of these companies within their sector are generally underweighted and the best ranked overweighted or neutral-weighted. The Advisor also assesses corporate issuers based on potential emissions from reserves and scaled potential emissions from reserves. These issuers are then ranked relative to the applicable universe of securities. Securities of the worst ranked of these companies within the applicable universe of securities are then generally excluded.

This process means that individual securities are evaluated relative to the applicable universe of securities or against sector peers rather than against strict individual sustainability targets or a pre-determined threshold, such as absolute maximum emissions criteria. The Portfolios (except the Global Sustainability Fixed Income ETF) may overweight a security with worse sustainability considerations relative to sector peers or other eligible securities. For example, in a scenario where a security has worse sustainability considerations but has higher expected returns due to exposure to the identified long-term drivers of expected returns, it may be overweighted as a result of its expected return characteristics. Conversely, the Portfolios also may have lower overall weight in such higher expected returns securities as a result of the application of the sustainability considerations.

The Portfolios seek to exclude securities of companies based on involvement in the following business practices and products based on certain criteria:

Business practice or product	Business involvement criteria
Coal	Ownership of thermal or metallurgical coal reserves or revenue from the mining of thermal coal and its sale to third parties.
Factory farming	Commercial animal husbandry for the purpose of food production. This criteria does not cover organic or free-range farms or fish and other aquaculture animals.
Palm oil

>10% of revenue from the production or distribution of palm oil. This criteria does not cover products that use palm oil as an ingredient or component, palm oil derivatives, or fractionated products nor the transportation of palm oil from mill and supply base to refineries.

Cluster munitions and landmines	Production of cluster munitions, landmines or key intended components of such weapons.
Tobacco	>10% of revenue from the production, distribution or retail of tobacco products. This criteria does not cover products designed as an aid to quit smoking.
Child labor

Involvement in severe child labor controversies. Factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers.

Civilian firearms	Production of firearms (i.e., using an explosive charge as a propellant) intended for civilian use.
Private prisons	Operation or management of, or provision of staffing services to, for-profit correctional and/or detention facilities. This criteria does not cover provision of maintenance or

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non-management services (including staffing for such services).
Business conduct

Material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises.

The exclusion of certain securities based on the specific criteria outlined in the table above are applied at a company level. To implement these exclusions, the Portfolios seek to (a) avoid purchasing and (b) divest from securities of companies that are directly involved in the above business practices. Indirect involvement, for example through ownership structures or franchising, may not lead to exclusion. Where the Advisor has no indication of involvement, the Advisor will deem there to be no involvement. Sustainability considerations are generally reviewed in accordance with updates from third-party service providers where these are used, typically on at least an annual basis where updated data is available. Should existing holdings, eligible at the time of purchase, subsequently become ineligible, they will be divested within a reasonable period of time considering turnover, liquidity and associated trading costs.

The Global Sustainability Fixed Income ETF also assesses treasury, sovereign and local authority issuers on the respective sovereign entity’s greenhouse gas emissions per gross domestic product (“GDP”) and underweights the highest emitters in aggregate. Additionally, the Portfolio assesses government agency and supranational issuers on their carbon intensity and potential emissions from reserves and seeks to exclude securities of such issuers with relatively high carbon intensity or potential emissions from reserves.

The Advisor may also exclude or halt purchases of securities of specific companies for other reasons, including factors believed to be important to investors interested in sustainability, such as excluding securities of companies associated with significant environmental controversies (e.g., a company involved in a severe fraud relating to environmental standards).

The Portfolios are permitted to invest in derivative instruments, which may include futures. These instruments may cause indirect exposure to securities that would typically be excluded or underweighted through the processes described above.

The Portfolios may periodically modify, add, or remove their sustainability considerations.

As of the date of this Prospectus, MSCI ESG Research LLC and Institutional Shareholder Services Inc. have been engaged by the Advisor as the Portfolios’ primary providers of research information relating to the sustainability considerations with respect to securities in the Portfolios’ eligible universe, where information is available from such providers. Although the Advisor evaluates the providers’ data coverage and quality and reviews the data methodology of each of its providers, the providers do not warrant or guarantee the accuracy and/or completeness of the data. For issuers where data is not available, the providers may estimate values based on defined estimation and modelling methodologies; however, the providers generally seek to prioritize reported data. This information may be cross-referenced and supplemented by the Advisor to create a proprietary data set. Alternatively, data may be created and maintained internally by the Advisor (e.g., using reported data or sector information). In both cases, a Portfolio may still invest in these issuers. From time to time, data may be incomplete, inaccurate, or missing resulting in certain investments being incorrectly included, excluded or weighted in a Portfolio. Should the Advisor form the view that an existing holding has been incorrectly included, excluded or weighted, the positions will be appropriately adjusted within a reasonable period of time considering turnover, liquidity and associated trading costs. The Trust or Advisor may also change or engage additional independent third party service providers from time to time.

Because the Advisor takes into account sustainability considerations when constructing the investment portfolio, a Portfolio may not invest in, or may deviate in its exposure to, securities of certain types of companies, industries, and segments of the designated markets in which similar portfolios without sustainability considerations invest.

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Each Portfolio’s sustainability considerations are designed to meet what the Advisor believes to be the investing needs of the shareholders for which the Portfolio is designed; the exclusion, purchase, or sale of specific securities in a Portfolio should not be construed as reflecting a judgment by the Advisor or the Board of Trustees of the Trust relating to any sustainability issue.

‘Revenue’ is generally the total annual sales and revenue from normal operating activities before the deduction of costs and taxes, with a preference placed on audited financial statements. When a breakdown of revenue by business activity is not available, estimates or derivations may be applied by the data provider based on ancillary information such as the company structure, business model, supply chain characteristics, and company financials. If revenue is not disclosed and cannot be estimated (e.g., there are no available financial statements), then revenue will be deemed to be zero.

‘Carbon intensity’ means a company’s most recently reported or estimated Scope 1 (direct) + Scope 2 (indirect) greenhouse gas emissions in carbon dioxide equivalents (CO2e) normalized by sales (metric tons CO2e per USD million sales). Greenhouse gases included are carbon dioxide (CO2), methane (CH4), nitrous oxide (N2O), hydrofluorocarbons (HFCs), perfluorocarbons (PFCs), sulfur hexafluoride (SF6), and Nitrogen trifluoride (NF3).

‘Potential emissions from reserves’ means an estimate of carbon dioxide produced if a company’s reserves of oil, gas, and coal were converted to energy, given estimated carbon and energy densities of the respective reserves. If potential emissions from reserves cannot be estimated (e.g., there is no information available on a company’s reserves of oil, gas, or coal), then potential emissions from reserves will be deemed to be zero.

‘Scaled potential emissions from reserves’ means potential emissions from reserves divided by the company’s assets (i.e., resources that a company owns or controls that have economic value). If potential emissions from reserves cannot be estimated (e.g., there is no information available on a company’s reserves of oil, gas, or coal), then scaled potential emissions from reserves will be deemed to be zero.

‘Greenhouse gas emissions per GDP’ means an issuer’s most recently reported sovereign-level United Nations Framework Convention on Climate Change (UNFCCC) production-based greenhouse gas emissions excluding land use, land-use change and forestry (LULUCF) normalized by the issuer’s sovereign-level purchasing power parity (PPP)-adjusted GDP.

PORTFOLIO TRANSACTIONS—EQUITY PORTFOLIOS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policies of each Portfolio.

In attempting to respond to adverse market, economic, political, or other considerations, a Portfolio may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolio’s principal investment strategies. In these circumstances, the Portfolio may be unable to achieve its investment objective.

PORTFOLIO STRATEGIES—GLOBAL SUSTAINABILITY FIXED INCOME ETF

In managing the Global Sustainability Fixed Income ETF, the Advisor places priority on efficiently managing portfolio turnover and keeping trading costs low. The Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. At times when, in the Advisor’s judgment, eligible foreign securities do not offer expected term

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premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities. The Advisor believes that expected credit premiums are available largely through investment in commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

In attempting to respond to adverse market, economic, political, or other considerations, the Portfolio may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolio’s principal investment strategies. In these circumstances, the Portfolio may be unable to achieve its investment objective.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.

Risk	US Sustainability ETF	International Sustainability ETF	Emerging Markets Sustainability ETF	Global Sustainability Fixed Income ETF
Call Risk				X
China Investments Risk			X
Credit Risk				X
Cyber Security Risk	X	X	X	X
Depositary Receipts Risk		X	X
Derivatives Risk	X	X	X	X
Emerging Markets Risk			X
Equity Market Risk	X	X	X
Financial Services Sector Risk				X
Foreign Government Debt Risk				X
Foreign Securities and Currencies Risk		X	X	X
Geographic Focus Risk		X	X
Income Risk				X
Interest Rate Risk				X
International Closed Market Trading Risk		X	X	X
Large Shareholder Risk				X
Liquidity Risk				X
Market Risk				X
Market Trading Risk	X	X	X	X
Mortgage-Backed Securities Risk				X
Operational Risk	X	X	X	X
Premium/Discount Risk	X	X	X	X
Profitability Investment Risk	X	X	X
Securities Lending Risk	X	X	X	X
Small and Mid-Cap Company Risk	X	X	X
Sustainability Consideration Investment Risk	X	X	X	X

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Risk	US Sustainability ETF	International Sustainability ETF	Emerging Markets Sustainability ETF	Global Sustainability Fixed Income ETF
Value Investment Risk	X	X	X

Call Risk: Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity date. Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a fund has invested in, the fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

China Investments Risk: There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party (“CCP”) or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

In addition, investments in China and Taiwan could be adversely affected by Taiwan’s political and economic relationship with China. China’s relations with Taiwan are severely strained and subject to the risk of rapid deterioration due to territorial disputes and defense and other security concerns. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The value of investments in China and Taiwan, including derivative positions, may be adversely affected by territorial disputes between China and Taiwan. The Chinese and Hong Kong economies are also vulnerable to the disagreements between China and Hong Kong related to integration, which may result in economic disruption.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, the People’s Republic of China (“PRC”), including Hong Kong, as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC, including Hong Kong, as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured, or supplied by persons owned by, controlled by, or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons.

A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries, or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies, each of which may negatively impact the Chinese economy generally or the specific Chinese companies or industries. China has experienced controversies in human rights abuses related to religious and nationalist groups. In 2021, the U.S. passed the Uyghur Forced Labor Prevention Act responding to information concerning the PRC’s treatment of the Uyghurs and other ethnic minorities in the Xinjiang Uyghur Autonomous Region. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy and result in sudden and significant investment losses.

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Investing in China A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to a fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude a fund's ability to invest in China A-shares through the Stock Connect program. Trading through Stock Connect may require pre-validation of cash or securities prior to acceptance of orders. This requirement may limit a fund's ability to dispose of its A-shares purchased through Stock Connect in a timely manner. On December 31, 2024, through early January 2025, the China Securities Regulatory Commission (“CSRC”) and the Shanghai and Shenzhen stock exchanges barred several major mutual fund companies from selling shares on a net basis on any day in response to CCP leadership calls to stabilize the Chinese equity market. Although the CSRC has since lifted the restriction, there can be no guarantee that trading in Chinese securities will be free from CCP interference or manipulation in the future.

A primary feature of the Stock Connect program is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, a fund's investments in Stock Connect China A-shares are generally subject to the securities regulations and listing rules of the PRC, among other restrictions. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, the Shanghai and Shenzhen markets may be open at a time when Stock Connect is not trading, with the result that prices of China A-shares may fluctuate at times when a fund is unable to add to or exit its position, which could adversely affect a fund's performance.

Changes in the operation of the Stock Connect program may restrict or otherwise affect a fund's investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices. These risks are heightened generally by the developing state of the PRC’s investment and banking systems and the uncertainty about the precise nature of the rights of equity owners and their ability to enforce such rights under Chinese law. Abuses in accounting, auditing, and financial reporting of China-based firms and companies have resulted in disciplinary actions and sanctions by regulatory bodies such as the Public Company Accounting Oversight Board (“PCAOB”). An investment in China A-Shares is also generally subject to the risks identified under “Emerging Markets Risk,” and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China.

Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as a fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in certain restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law and Chinese regulations regarding the structure are evolving. It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure generally, or with respect to certain industries. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect a fund's returns and net asset value.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fund’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

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Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.

Depositary Receipts Risk: Depositary receipts, such as EDRs, GDRs and ADRs, are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. In these cases if the issuer’s home country does not have developed financial markets, a fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when a fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Emerging Markets Risk: Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict a fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy; (vi) higher degree of corruption and fraud; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; and (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries

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may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries. Similar to foreign issuers, emerging market issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available, reliable and current financial and other information about such issuers, comparable to U.S. issuers. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.

Financial Services Sector Risk: Because the fund invests a significant portion of its assets in the financial services sector, the fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Financial services companies are subject to extensive governmental regulation and intervention, which may impact and/or limit the scope of their activities, the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Profitability is also dependent on the availability and cost of capital funds and can fluctuate significantly in response to changes in interest rates or monetary policy,  or due to increased competition. Financial services companies may also be adversely affected by a deterioration of the credit markets, credit losses resulting from financial difficulties of borrowers, particularly issuers with concentrated loan portfolios, and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector, among other things.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and

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obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Geographic Focus Risk: If a fund focuses its investments in securities of issuers located in a particular country or region, the fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters. Information about the countries in which the fund invested and the level of investment is available on the fund's website, and on the fund's Forms N-PORT and N-CSR filed with the SEC.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large Shareholder Risk: Certain large shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of a fund’s shares. In addition, a third party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in a fund and hold its investment for a limited period of time solely to facilitate commencement of a fund or to facilitate a fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect a fund’s liquidity and net assets to the extent such transactions are executed directly with a fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force a fund to sell portfolio securities when it might not otherwise do so, which may negatively impact a fund’s NAV and increase a fund’s brokerage costs. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade

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regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.

Market Trading Risk: Although a fund’s shares are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the fund’s market price. This reduced effectiveness could result in a fund’s shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in the fund’s bid-ask spread.

There can be no assurance that a fund’s shares will continue to trade on a stock exchange or in any market or that a fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in a fund’s shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in a fund’s shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of a fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in a fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. A fund’s shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Mortgage-Backed Securities Risk: Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. A fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, a fund may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause a fund to lose money. This is known as extension risk.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk: A fund's shares may trade at prices other than NAV. A fund's shares trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings since the most recent calculation. The trading prices of a fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of a fund’s shares may deviate significantly from NAV during periods of market volatility.

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Any of these factors, among others, may lead to a fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy a fund’s shares in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a fund that differ significantly from its NAV.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Sustainability Consideration Investment Risk: A fund that takes into account sustainability considerations may limit the number of investment opportunities available to the fund, and as a result, at times, may underperform funds that are not subject to such sustainability considerations. For example, a fund may decline to purchase, or underweight its investment in, certain securities due to sustainability considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. A fund may also overweight its investment in certain securities due to sustainability considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, a fund may sell or retain certain securities due to sustainability considerations when it is otherwise disadvantageous to do so. The sustainability considerations may also cause a fund’s industry allocations to deviate from those of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability of each company with securities eligible for purchase. For example, the Advisor may not be able to determine all of the sustainability considerations for each company because the third party service providers may not have data on the entire universe of companies with securities considered by the Advisor, or may not have information with respect to each factor considered as a sustainability consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. A fund’s exposure to companies, industries and sectors of the market may be affected by sustainability data obtained that may be inaccurate and the Advisor’s assessment of a company’s sustainability may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that a fund’s investments will reflect the sustainability considerations of any particular investor.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this

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Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios.

Securities Loans

Each Portfolio is authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While each Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. The securities purchased by the Short Term Series are not subject to the sustainability considerations that have been identified in this Prospectus. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolios’ Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. Each Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending Risk” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2025, the following Portfolios received the following net revenues from a securities lending program (see “Securities Loans”), which constituted a percentage of the average daily net assets of each Portfolio as follows:

Portfolio	Net Revenue*	Percentage of Net Assets
Dimensional US Sustainability Core 1 ETF	$68,726	0.00%
Dimensional International Sustainability Core 1 ETF	$191,259	0.03%
Dimensional Emerging Markets Sustainability Core 1 ETF	$418,184	0.11%
Dimensional Global Sustainability Fixed Income ETF	$23,463	0.01%

* The amounts included in the table above may differ from the amounts disclosed in the Portfolios’ annual financial statements due to timing differences, reconciliations, and certain other adjustments.

Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with the Trust on behalf of each Portfolio, the Advisor is responsible for the management of each of the

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Portfolio’s assets. Each of the Portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of such Portfolio.

Mr. Collins-Dean is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Collins-Dean holds an MBA from the University of Chicago and a BS from Wake Forest University. Mr. Collins-Dean joined the Advisor in 2014, has been a portfolio manager since 2016, and has been responsible for the International Sustainability and Emerging Markets Sustainability ETFs since inception (2022).

Mr. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, a Vice President, and Senior Portfolio Manager of the Advisor. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the US Sustainability, International Sustainability and Emerging Markets Sustainability ETFs since inception (2022).

Mr. Hertzer is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hertzer holds an MBA from the University of California, Los Angeles and a BA from Dartmouth College. Mr. Hertzer joined the Advisor in 2013, has been a portfolio manager since 2016, and has been responsible for the US Sustainability ETF since inception (2022).

Mr. Hohn is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hohn holds an MBA from the University of California, Los Angeles, an MS from the University of Southern California and a BS from Iowa State University. Mr. Hohn joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the US Sustainability ETF since inception (2022).

Ms. Huebel is a Vice President and Senior Portfolio Manager of the Advisor. Ms. Huebel holds an MS from Kansas State University, an MA from the University of California-Santa Barbara, and a BS from Texas State University. Ms. Huebel joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the Global Sustainability Fixed Income ETF since inception (2022).

Mr. Kolerich is Head of Fixed Income, Americas, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the Global Sustainability Fixed Income ETF since inception (2022).

Ms. Phillips is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the International Sustainability and Emerging Markets Sustainability ETFs since inception (2022).

Mr. Plecha is Global Head of Fixed Income Portfolio Management, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and has been responsible for the Global Sustainability Fixed Income ETF since inception (2022).

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Mr. Pu is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the US Sustainability ETF since 2024.

The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor, and with respect to the International Portfolios and Global Sustainability Fixed Income ETF, Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), provide the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Portfolio, to financial intermediaries to support the sale of Portfolio shares. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board of Trustees (the “Board”) approving the Investment Management Agreements and Sub-Advisory Agreements with respect to the Portfolios is available in the semi-annual Form N-CSR report for the Portfolios for the fiscal period ending April 30, 2025.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls DFAL and DFA Australia. As of January 31, 2026, assets under management for all Dimensional affiliated advisors totaled approximately $987 billion.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration.

MANAGEMENT FEES

The “Annual Fund Operating Expenses“ table describes the fees incurred by each Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2025. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for the Portfolios provides the investment management fee that was payable by the respective Portfolio to the Advisor. The Advisor, not the International Portfolios and Global Sustainability Fixed Income ETF, compensates the sub-advisors.

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Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with DFAL and DFA Australia, respectively, with respect to the International Portfolios and the Global Sustainability Fixed Income ETF. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each International Portfolio and the Global Sustainability Fixed Income ETF. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of each International Portfolio and the Global Sustainability Fixed Income ETF and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by an International Portfolio and the Global Sustainability Fixed Income ETF and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each International Portfolio and the Global Sustainability Fixed Income ETF, as well as making recommendations and elections on corporate actions. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Manager of Managers Structure

The Advisor and the Trust have received an exemptive order from the Securities and Exchange Commission (“SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Board concludes that such arrangements would be in the best interests of the shareholders of a Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for a Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for each Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With

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respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
US Sustainability ETF	0.18%
International Sustainability ETF	0.24%
Emerging Markets Sustainability ETF	0.41%
Global Sustainability Fixed Income ETF	0.24%

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes. Dividends from net investment income are distributed quarterly by the Equity Portfolios (on a calendar basis). Dividends from net investment income are distributed monthly by the Global Sustainability Fixed Income ETF. Any net realized capital gains of the Portfolios (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

Distributions may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

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Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Currently, any capital gain or loss realized upon a sale of Portfolio shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses may be limited.

Creation Units. An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the authorized participant as part of the issue) and the authorized participant’s aggregate basis in the securities surrendered (plus any cash paid by the authorized participant as part of the issue). An authorized participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the authorized participant’s basis in the Creation Units (plus any cash paid by the authorized participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the authorized participant as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust)

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exceeds a threshold amount. Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a 24% withholding tax may apply to taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). Withholding is also imposed if the Internal Revenue Service requires it.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, exempt-interest dividends, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a Portfolio shareholder may be disclosed to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Electronic Shareholder Information

In order to conserve natural resources, which the Advisor understands is an important consideration of the shareholders of the Portfolios, shareholders, when opening an account through a financial intermediary or brokerage account that provides electronic delivery, are encouraged to consent to the acceptance of all shareholder information about the Portfolio(s) in which the shareholders invest, through electronic delivery. Shareholder information includes prospectuses, statements of additional information, annual and semi-annual reports, confirmations and statements. Additionally, the Portfolios’ website address is https://www.dimensional.com/etfs. The current Prospectus of the Portfolios is available for viewing and printing on the website. An interruption in transmissions over the Internet generally or a problem in the transmission of the Portfolios’ website in particular could result in a delay or interruption in the ability of shareholders to access the website.

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Purchase and Sale of Shares

Shares of a Portfolio may be acquired or redeemed directly from the Portfolio only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this Prospectus. Only an Authorized Participant (defined below) may engage in creation or redemption transactions directly with a Portfolio. An “Authorized Participant” is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant who, in either case, has executed an agreement with the distributor and transfer agent with respect to creations and redemptions of Creation Units. Once created, shares of a Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

Shares of a Portfolio are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Portfolio’s shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a Portfolio purchased on an exchange. Shares of the Portfolios trade under the following symbols:

Portfolio	Ticker:
US Sustainability ETF	DFSU
International Sustainability ETF	DFSI
Emerging Markets Sustainability ETF	DFSE
Global Sustainability Fixed Income ETF	DFSB

Buying or selling a Portfolio’s shares on an exchange involves certain costs that may apply to all securities transactions. When buying or selling shares of a Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may also incur the cost of the “spread” (the difference between the bid price and the ask price). The spread varies over time for shares of a Portfolio based on its trading volume and market liquidity and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity. Because shares of the Portfolios trade at market price rather than NAV, an investor may pay more than NAV when purchasing shares and receive less than NAV when selling Portfolio shares. Authorized Participants may acquire Portfolio shares directly from a Portfolio, and Authorized Participants may tender their shares for redemption directly to a Portfolio, at NAV per share only in Creation Units, and in accordance with the procedures described in the SAI.

Each Portfolio’s primary listing exchange is NYSE Arca, Inc. (the “Exchange”).

The Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Portfolio shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Portfolio’s portfolio securities after the close of the primary markets for the Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”) because each Portfolio sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under “Creations and Redemptions.” The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Portfolios are listed for trading on a national securities exchange.

SHARE PRICE

The trading prices of a Portfolio’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply of and demand for Portfolio shares and shares of underlying securities held by a Portfolio, economic conditions and other factors, rather than a Portfolio’s NAV, which is calculated at the end of

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each business day. Portfolio shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of a Portfolio’s shares. The trading prices of a Portfolio’s shares may deviate significantly from the Portfolio’s NAV during periods of market volatility. Given, however, that a Portfolio’s shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to a Portfolio. The IOPV calculations are estimates of the value of a Portfolio’s NAV per share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Portfolio’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Portfolio expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities’ local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Therefore, the IOPV may not reflect the best possible valuation of a Portfolio’s current portfolio. Neither the Portfolio nor the Advisor or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy. In the future, the dissemination of the IOPV may be discontinued.

BOOK ENTRY

Shares of the Portfolios are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Portfolios.

Investors owning shares of the Portfolios are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Portfolios. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

NET ASSET VALUE

The value of shares of each Portfolio will fluctuate in relation to its investment experience. The NAV per share of each Portfolio is normally calculated once daily after the close of the Exchange on which the Portfolio is listed for trading (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of beneficial interest of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the Exchange on which the Portfolio is listed for trading closes at a time other than 4:00 p.m. ET or in other situations to the extent permitted by the SEC.

Securities held by the Portfolios will be valued in accordance with applicable laws and procedures approved by the Board, and generally, as described below. Each Portfolio generally calculates its NAV per share and accepts purchase and redemption orders of Creation Units on days that the Exchange on which the Portfolio is listed is open for trading. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities using data, reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative

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market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily.

Securities held by the Portfolios (including exchange-traded investment companies and over-the-counter securities) are valued at, as applicable: (1) the official closing price on the exchange or market where the security is principally traded; or (2) the last reported sale price prior to that day’s close. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sales price or official closing price of the day, the Portfolios value the securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, options will be valued using the same pricing methods discussed above. Generally, securities issued by open-end investment companies (excluding exchange-traded investment companies) are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent that a Portfolio holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to fair value pricing procedures approved by the Board than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

For the International Portfolios and Global Sustainability Fixed Income ETF, the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the Portfolios own securities that are primarily traded in foreign markets which may trade on days when the Portfolios do not price their shares, the net asset value of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Sustainability ETF in Approved Markets may be subject to tax, investment, and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Portfolio might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market that require the Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolios is determined each day as of such close. In the absence of prices that are readily available as defined in Rule 2a-5, the futures contract will be valued in good faith at fair value in accordance with procedures approved by the Board.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not readily available as defined in Rule 2a-5, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board.

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Creations and Redemptions

Prior to trading in the secondary market, shares of a Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of the following number of shares, or multiples thereof:

Portfolio	Creation Unit
US Sustainability ETF	50,000 shares

International Sustainability ETF	50,000 shares
Emerging Markets Sustainability ETF	50,000 shares

Global Sustainability Fixed Income ETF	50,000 shares

All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (an “AP Agreement”) with the Portfolios’ distributor (the “Distributor”).

A creation transaction for an Equity Portfolio, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into an Equity Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by an Equity Portfolio and a specified amount of cash. A creation transaction for the Global Sustainability Fixed Income ETF, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into the Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Global Sustainability Fixed Income ETF and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Portfolio.

For the Global Sustainability Fixed Income ETF, the Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Creation Unit transactions conducted in exchange for cash only may cause the Portfolio to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind. Conducting Creation Unit transactions in cash may also cause the Portfolio’s shares to trade in the secondary market at wider bid-ask spreads or greater premiums or discounts to the Portfolio’s NAV.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Only an Authorized Participant may create or redeem Creation Units directly with a Portfolio. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Portfolio’s instructions or may not be executed at all, or a Portfolio may not be able to place or change orders.

When a Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the Distributor. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Portfolios' SAI.

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Because new shares may be created and issued on an ongoing basis, at any point during the life of a Portfolio a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information showing the number of days the market price of a Portfolio’s shares was greater than the Portfolio's NAV and the number of days it was less than the Portfolio's NAV (i.e., premium or discount) for various time periods is available by visiting the Portfolio’s website at https://www.dimensional.com/etfs.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures regarding the release of portfolio holdings information is also available in the Trust's SAI. Portfolio holdings information is available by visiting a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, certain broker-dealers may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” You may contact your broker-dealer to enroll in householding. Once enrolled, this process will continue indefinitely unless you instruct your broker-dealer otherwise. If you do not want the mailings of these documents to be combined with those of other members of your household, please contact your broker-dealer. At any time you may view current prospectuses and financial reports on a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Distribution

The Distributor or its agents distribute Creation Units for the Portfolios on an agency basis. The Distributor does not maintain a secondary market in shares of the Portfolios.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Portfolio to pay distribution fees of up to 0.25% per year, to those who sell and distribute Portfolio shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past five years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP,

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whose report, along with the Portfolios’ annual financial statements, are included in the Trust's Form N-CSR filed with the SEC. Further information about each Portfolio’s performance is contained in the annual report, which is available upon request.

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DIMENSIONAL ETF TRUST

Financial Highlights
(For a share outstanding throughout each period)

	Dimensional US Sustainability Core 1 ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period November 1, 2022* through October 31, 2023
Net Asset Value, Beginning of Period	$36.89	$26.86	$24.97

Income From Investment Operations (a)
Net Investment Income (Loss)	0.42	0.39	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	6.20	9.99	1.79
Total from Investment Operations	6.62	10.38	2.14
Less Distributions:
Net Investment Income	(0.41)	(0.35)	(0.25)
Total Distributions	(0.41)	(0.35)	(0.25)

Net Asset Value, End of Period	$43.10	$36.89	$26.86

Total Return at NAV (b)	18.08%	38.74%	8.59%(e)

Net Assets, End of Year (thousands)	$1,788,588	$1,226,451	$557,401
Ratio of Expenses to Average Net Assets	0.15%	0.17%	0.18%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.15%	0.17%	0.20%(d)
Ratio of Net Investment Income to Average Net Assets	1.08%	1.14%	1.26%(d)
Portfolio Turnover Rate (c)	5%	5%	4%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

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DIMENSIONAL ETF TRUST

Financial Highlights
(For a share outstanding throughout each period)

	Dimensional International Sustainability Core 1 ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period November 1, 2022* through October 31, 2023
Net Asset Value, Beginning of Period	$33.77	$27.46	$25.17

Income From Investment Operations (a)
Net Investment Income (Loss)	0.95	0.86	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	7.36	6.19	2.08
Total from Investment Operations	8.31	7.05	2.86
Less Distributions:
Net Investment Income	(0.94)	(0.74)	(0.57)
Total Distributions	(0.94)	(0.74)	(0.57)

Net Asset Value, End of Period	$41.14	$33.77	$27.46

Total Return at NAV (b)	24.93%	25.73%	11.23%(e)

Net Assets, End of Year (thousands)	$855,811	$530,161	$230,704
Ratio of Expenses to Average Net Assets	0.23%	0.24%	0.24%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.24%	0.24%	0.31%(d)
Ratio of Net Investment Income to Average Net Assets	2.56%	2.59%	2.65%(d)
Portfolio Turnover Rate (c)	9%	11%	15%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

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DIMENSIONAL ETF TRUST

Financial Highlights
(For a share outstanding throughout each period)

	Dimensional Emerging Markets Sustainability Core 1 ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period November 1, 2022* through October 31, 2023
Net Asset Value, Beginning of Period	$34.30	$28.16	$25.54

Income From Investment Operations (a)
Net Investment Income (Loss)	0.77	0.76	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	7.53	6.03	2.46
Total from Investment Operations	8.30	6.79	3.23
Less Distributions:
Net Investment Income	(0.83)	(0.65)	(0.61)
Total Distributions	(0.83)	(0.65)	(0.61)

Net Asset Value, End of Period	$41.77	$34.30	$28.16

Total Return at NAV (b)	24.52%	24.21%	12.54%(e)

Net Assets, End of Year (thousands)	$480,406	$315,527	$154,871
Ratio of Expenses to Average Net Assets	0.41%	0.41%	0.40%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.44%	0.47%	0.59%(d)
Ratio of Net Investment Income to Average Net Assets	2.14%	2.33%	2.62%(d)
Portfolio Turnover Rate (c)	13%	11%	22%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

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DIMENSIONAL ETF TRUST

Financial Highlights
(For a share outstanding throughout each period)

	Dimensional Global Sustainability Fixed Income ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period November 15, 2022* through October 31, 2023
Net Asset Value, Beginning of Period	$52.02	$48.64	$50.10

Income From Investment Operations (a)
Net Investment Income (Loss)	2.14	2.33	2.13
Net Gains (Losses) on Securities (Realized and Unrealized)	0.67	3.29	(1.82)
Total from Investment Operations	2.81	5.62	0.31
Less Distributions:
Net Investment Income	(1.89)	(2.24)	(1.77)
Total Distributions	(1.89)	(2.24)	(1.77)

Net Asset Value, End of Period	$52.94	$52.02	$48.64

Total Return at NAV (b)	5.52%	11.76%	0.56%(e)

Net Assets, End of Year (thousands)	$569,110	$371,978	$141,053
Ratio of Expenses to Average Net Assets	0.24%	0.24%	0.24%(d)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.24%	0.24%	0.30%(d)
Ratio of Net Investment Income to Average Net Assets	4.13%	4.51%	4.38%(d)
Portfolio Turnover Rate (c)	17%	27%	37%(e)

(a) Computed using average shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Excludes impact of in-kind transactions.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

* Commencement of operations.

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Other Available Information

You can find more information about the Trust and its Portfolios in the Portfolios’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders and Form N-CSR Filed with the SEC

These reports contain additional information about the Portfolios’ investments.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

In Form N-CSR, you will find the Portfolios’ annual and semi-annual financial statements.

How to get these and other materials:

• Your investment advisor or broker-dealer—you are a client of an investment advisor or broker-dealer who has invested in the Portfolios on your behalf.

• The Trust—Call collect at (512) 306-7400.

• Access them on our website at https://www.dimensional.com.

• Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

• Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Dimensional ETF Trust-Registration No. 811-23580
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

DFA-022826-019

DIMENSIONAL ETF TRUST

6300 Bee Cave Road, Building One, Austin, Texas 78746
Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2026

Dimensional ETF Trust (the “Trust”) is an open-end management investment company that offers forty-one series of shares. This Statement of Additional Information (“SAI”) relates to the following portfolios (each, a “Portfolio” and collectively, the “Portfolios”):

Portfolio:	Exchange:	Ticker:
Dimensional US Core Equity Market ETF	NYSE Arca, Inc.	DFAU
Dimensional US Core Equity 1 ETF	NYSE Arca, Inc.	DCOR
Dimensional US High Profitability ETF	NYSE Arca, Inc.	DUHP
Dimensional US Large Cap Value ETF	NYSE Arca, Inc.	DFLV
Dimensional US Small Cap Value ETF	NYSE Arca, Inc.	DFSV
Dimensional US Large Cap Vector ETF	NYSE Arca, Inc.	DFVX
Dimensional US Vector Equity ETF	NYSE Arca, Inc.	DXUV
Dimensional US Real Estate ETF	NYSE Arca, Inc.	DFAR

This SAI is not a Prospectus but should be read in conjunction with the Prospectus for the Portfolios dated February 28, 2026, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Trust’s Annual Financial Statements & Other Information. A free copy of the Prospectus, annual report, and Annual Financial Statements & Other Information can be obtained by contacting your investment representative, writing to the Trust at the above address or by calling the above telephone number.

GENERAL INFORMATION

The Trust is a Delaware statutory trust organized on June 16, 2020.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Portfolio offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in large aggregations of Shares (each a “Creation Unit”).  Creation Units typically are a specified number of Shares. Generally, a Creation Unit will consist of the following number of Shares or multiples thereof:

Portfolio	Creation Unit
Dimensional US Core Equity Market ETF	50,000 Shares
Dimensional US Core Equity 1 ETF	25,000 Shares
Dimensional US High Profitability ETF	50,000 Shares
Dimensional US Large Cap Value ETF	50,000 Shares
Dimensional US Small Cap Value ETF	50,000 Shares
Dimensional US Large Cap Vector ETF	50,000 Shares
Dimensional US Vector Equity ETF	25,000 Shares
Dimensional US Real Estate ETF	50,000 Shares

In the event of liquidation of a Portfolio, the Trust may lower the number of Shares in a Creation Unit. In its discretion, Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) reserves the right to increase or decrease the number of a Portfolio’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Portfolio, and to make a corresponding change in the number of Shares constituting a Creation Unit. Each Portfolio may issue Creation Units of its Shares to Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments), together with the deposit of a specified cash payment and applicable fees as described below. Shares of the Portfolios are listed and trade on NYSE Arca, Inc. (the "Exchange" or "NYSE Arca"), a national securities exchange. Shares of the Portfolios are traded in the secondary market and elsewhere at market prices that may be at, above or below a Portfolio’s NAV. Shares of the Portfolios are redeemable only in Creation Units by Authorized Participants in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments) together with a specified amount of cash and applicable fees as described below.

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Portfolio in connection with creations and redemptions of Shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

Each Portfolio is a separate series of the Trust, and each Share of a Portfolio represents an equal proportionate interest in the Portfolio.  All consideration received by the Trust for a Portfolio’s Shares and all assets of a Portfolio belong solely to that Portfolio and would be subject to liabilities related thereto.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Portfolio will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the Shares of a Portfolio under any of the following circumstances: (i) if the Exchange becomes aware that the Portfolio is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if the Portfolio no longer complies with the requirements set forth in the relevant listing standards of the Exchange; (iii) if following the initial 12-month period beginning upon the commencement of trading of the Portfolio, there are fewer than 50 beneficial holders of the Shares; or (iv) any other event shall occur or condition shall exist that, in the

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opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Portfolio from listing and trading upon termination of the Portfolio.

As is the case with other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of a Portfolio in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Portfolio.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Portfolio.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Portfolio on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Portfolios’ distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Portfolio are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The Advisor or its affiliates may purchase and resell shares of a Portfolio through a broker-dealer to “seed” a Portfolio as it is launched, or may purchase and resell shares of a Portfolio from other broker-dealers that have previously provided “seed” capital for a Portfolio when it was launched, or otherwise in secondary market transactions.

PORTFOLIO CHARACTERISTICS, POLICIES AND INVESTMENT PROCESS

The following information supplements the information set forth in the Prospectus of the Portfolios. Unless otherwise indicated, the following information applies to each Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Dimensional serves as investment advisor to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio is diversified under the federal securities laws and regulations.

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Because the structure of the Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between investment companies and their affiliates might become applicable.

Each of the Portfolios has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s NAV. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s NAV. Additionally, if a Portfolio changes its 80% non-fundamental policy, the Portfolio will notify shareholders at least 60 days before the change and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in its Prospectus.

With respect to each Portfolio (except the Dimensional US Real Estate ETF), the Advisor has adopted a process that monitors environmental, social, and governance news and large share price movements of eligible portfolio companies to identify issuers whose future financial data may be negatively impacted to a significant degree by environmental, social, or governance factors. The Advisor may use third party tools to assist in filtering news focused on environmental, social and governance issues. Companies that are identified through this process are escalated to the members of the Advisor’s portfolio management team for further evaluation. After review, if the portfolio management team determines that an issuer’s future financial data is likely to be significantly impacted, the issuer may be underweighted, temporarily excluded from further investment, or divested from a Portfolio.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Portfolios with respect to brokerage commissions. The Portfolios will incur brokerage costs when engaging in portfolio transactions for securities. However, the Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of other investment companies managed by the Advisor.

The following table reports brokerage commissions paid by the Portfolios during the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023.

	FISCAL YEAR ENDED 2025	FISCAL YEAR ENDED 2024	FISCAL YEAR ENDED 2023
Dimensional US Core Equity Market ETF	$71,283	$44,464	$67,415
Dimensional US Core Equity 1 ETF[1]	$35,920	$15,493	$199
Dimensional US High Profitability ETF	$63,774	$53,320	$9,944
Dimensional US Large Cap Value ETF[2]	$55,076	$28,513	$8,127
Dimensional US Small Cap Value ETF	$288,766	$211,046	$80,243
Dimensional US Large Cap Vector ETF[3]	$2,966	$1,232	N/A
Dimensional US Vector Equity ETF[4]	$7,209	$152	N/A
Dimensional US Real Estate ETF	$32,021	$28,329	$16,016

1  The Portfolio commenced operations on September 12, 2023.

2  The Portfolio commenced operations on December 6, 2022.

3  The Portfolio commenced operations on November 1, 2023.

4  The Portfolio commenced operations on September 10, 2024.

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Portfolio transactions of the Portfolios will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission, if any, being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Subject to the duty to seek to obtain best price and execution, transactions of the Portfolios may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by the Portfolios may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolios with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement for each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2025, the Portfolios and the Advisor did not through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, direct any Portfolio's brokerage transactions to a broker because of research services provided.

The Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio during the fiscal year ended October 31, 2025, as well as the value of such securities held by the Portfolio as of October 31, 2025.

Portfolio	Broker or Dealer	Value of Securities
Dimensional US Core Equity Market ETF	Bank of America Corp.	$48,854,583
	Goldman Sachs Group, Inc.	$34,655,711
	Citigroup, Inc.	$23,422,496
	Jefferies Financial Group, Inc.	$2,253,358
	Virtu Financial, Inc.	$690,773

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Portfolio	Broker or Dealer	Value of Securities
Dimensional US Core Equity 1 ETF	Bank of America Corp.	$9,827,851
	Goldman Sachs Group, Inc.	$8,020,789
	Citigroup, Inc.	$4,005,165
	Jefferies Financial Group, Inc.	$670,360
	Virtu Financial, Inc.	$300,321

Dimensional US Large Cap Value ETF	Goldman Sachs Group, Inc.	$44,405,220
	Bank of America Corp.	$36,347,283
	Citigroup, Inc.	$18,560,824

Dimensional US Large Cap Vector ETF	Goldman Sachs Group, Inc.	$318,905

Dimensional US Vector Equity ETF	Goldman Sachs Group, Inc.	$618,866
	Bank of America Corp.	$525,093
	Citigroup, Inc.	$187,579
	Jefferies Financial Group, Inc.	$74,543
	Virtu Financial, Inc.	$66,370

To the extent creation or redemption transactions are conducted fully or partially on a cash or “cash in lieu” basis, a Portfolio may contemporaneously transact with broker-dealers for the purchase or sale of securities in connection with such transactions. Such trades may be placed with the Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer. With respect to the trades, the Authorized Participant may be responsible for costs associated with purchasing any securities using the cash proceeds from the creation or may be responsible for the cost associated with selling any securities to raise the cash needed for the redemption.

Specifically, following a Portfolio’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Price Guarantee”). Whether the execution of the order is at a price at least as favorable to the Portfolio will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Portfolio’s valuation of the securities, the Portfolio will be entitled to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and the Authorized Participant will be required to pay the full amount of the actual execution transaction, up to the Maximum Additional Charge for Creations listed in the table in the “Creation and Redemption of Creation Units” section of this SAI .

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the

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securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs), up to the Maximum Additional Charge for Redemptions listed in the table in the “Creation and Redemption of Creation Units” section of this SAI.

For creation and redemption orders where a Price Guarantee is not applicable, a Portfolio reserves the right to charge a preset “Variable” fee for the cash or cash in lieu proceeds from those create and redeem orders. The Authorized Participant agrees to pay the fee, which represents the estimated costs related to purchasing or selling securities, and may include commissions, fees, taxes, foreign exchange, or other costs related to executing the Portfolio’s transactions. The Variable fee is subject to periodic review and adjustment. The fee is only made available to Authorized Participants and Market Makers but will not exceed the Maximum Additional Charge for Creations or Maximum Additional Charge for Redemptions listed in the tables in the “Creation and Redemption of Creation Units” section of this SAI.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

1) borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

2) make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

5) purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

6) engage in the business of underwriting securities issued by others;

7) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies), except that the Dimensional US Real Estate ETF shall invest more than 25% of its total assets in securities of companies in the real estate industry; or

8)  issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

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With respect to the investment limitation described in (1) above, the Portfolios will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities under the conditions and restrictions described in the Portfolios’ Prospectus. Investment limitation (2) above also does not, among other things, prevent the Portfolios from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

In applying the investment limitation described in (7) above, a Portfolio will consider the investments of other investment companies in which the Portfolio invests to the extent it has sufficient information about the holdings of such investment companies.

With respect to the investment limitation described in (8) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and rules thereunder.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Trust’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Trust has implemented the Liquidity Program, and the Board, including a majority of the disinterested Trustees, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of a Portfolio’s investments, if applicable, and monitoring compliance with the 15% limit on illiquid investments.

Pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, the Advisor may consider the number of dealers making a market in such securities when determining whether a liquid market exists. After purchase, the Portfolios will continue to monitor the liquidity of Rule 144A securities.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under a Portfolio’s investment strategies. Except with respect to a Portfolio’s limitation on borrowing, illiquid investments, or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

Each Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities.

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. A Portfolio also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits.

At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio.

SWAPS

The Portfolios also may enter into equity swaps, including total return swaps and dynamic portfolio total return swaps (“DTRS”). In a standard swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on a predetermined asset (or group of assets) which may be adjusted for transaction costs, interest payments, dividends paid on the reference asset or other factors. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” for example, the increase or decrease in value of a particular dollar amount invested in the asset. The Portfolios may use equity swaps to invest in a market without owning or taking physical custody of securities, including in circumstances where direct investment may be restricted or is otherwise deemed impractical or disadvantageous.

Equity total return swaps can create long or short economic exposure to an underlying equity security, or to a basket of securities. Equity swap contracts may be structured in different ways. For example, under an equity total return swap contract, one party may agree to make payments to another based on the total economic performance of a notional amount of the underlying security or securities (including dividends and changes in market value) during a specified period, in return for periodic payments based on the application of a fixed or variable interest rate to the same notional amount. The purchaser of a long total return swap is paid the amount of any increase in value and pays the amount of any decrease in value, while the purchaser of a short total return swap is paid the amount of any decrease and pays the amount of any increase.

The Portfolios may enter into swaps, including DTRS, in order to access a specific equity market without purchasing or selling the underlying securities represented in the DTRS. DTRS are designed to replicate the performance of an underlying reference asset such as a portfolio of equities or ETFs. For example, the issuer of the

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DTRS agreement may agree to pay a Portfolio an amount equal to the performance of the underlying equities in a given period netted against a floating rate plus a spread or a fixed rate in the same period paid to the issuer by the Portfolio. The reference rate for the floating rate is typically based on an official interbank benchmark rate. The cash flows in a DTRS may be exchanged at maturity or periodically at each reset (e.g., monthly or quarterly). No notional amounts are exchanged at the start or at the maturity of the DTRS. In addition, pursuant to the terms of a DTRS, the underlying equities can be traded in the course of the day thereby changing the composition of the underlying equity portfolio, which provides a Portfolio with the ability to vary the market exposure obtained through investment in the DTRS. DTRS are subject to transaction costs, financing costs and other fees which will be borne by the Portfolio in connection with its investments in these instruments.

The swaps in which the Portfolios invest involve greater risks than if the Portfolios had invested in the reference assets directly, since, in addition to general market risks, these instruments are subject to counterparty risk, valuation risk, illiquidity risk and interest rate risk, among other risks. Adverse changes in market values, interest rates and currency exchange rates, or in the creditworthiness of swap counterparties and the issuers of the underlying assets may negatively affect the investment performance of a Portfolio and the investment performance of the Portfolio may be less favorable than it would have been if these investment techniques were not used. Swaps carry counterparty risks that cannot be fully anticipated. A Portfolio's ability to realize a profit from swaps transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Portfolio. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses to a Portfolio. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. In addition, the Portfolios may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty, regardless of whether the counterparty has defaulted. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. Under certain circumstances, suitable transactions may not be available to a Portfolio, or the Portfolio may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Moreover, participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Portfolios' swaps transactions in accordance with the Trust's Liquidity Program.

As described above, some types of swap agreements, including DTRS, are negotiated bilaterally with a swap dealer and traded OTC between the two parties (“uncleared swaps”), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (“cleared swaps”), and may be traded on swap execution facilities (“exchanges”). Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, as noted above, a Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, the Portfolio is also subject to the risk that the FCM could use the Portfolio's assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own

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financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Advisor and the Trust do not consider a Portfolio's obligations under swap contracts senior securities and, accordingly, the Portfolios will not treat them as being subject to the Portfolios' borrowing or senior securities restrictions to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to the Portfolios, may increase the cost of the Portfolios' investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS

The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this SAI, and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolios, or this SAI.

The terms of the commodity pool operator (“CPO”) exclusion require that each Portfolio, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires each Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Portfolio may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Portfolio can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with

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comparable SEC requirements. However, as a result of CFTC regulation with respect to a Portfolio, the Portfolio may incur additional compliance and other expenses.

GENERAL MARKET AND GEOPOLITICAL RISKS

The value of a Portfolio’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, economic sanctions and tariffs, regulatory events and governmental or quasi-governmental actions, among others. Natural and environmental disasters, including weather-related phenomena, also can be highly disruptive to economies and markets and can adversely affect individual issuers, sectors, industries, markets, countries or regions, currencies, interest and inflation rates, credit ratings, and investor sentiment. The occurrence of U.S. and global events similar to those in the last few decades (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and/or overall market uncertainty or reduced liquidity with respect to particular issuers, countries or regions, and may have long term effects on both the U.S. and global economies and financial markets. The negative impacts may be particularly acute in certain sectors, countries or regions. The timing and duration of any such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for a Portfolio. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty regarding the ramifications of the United Kingdom’s (UK) vote to exit the European Union (EU) in June 2016 (Brexit). On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Portfolio’s investments.

In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro could decline significantly and unpredictably. Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Portfolio’s investments.

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CASH MANAGEMENT PRACTICES

The Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic, or political conditions warrant. In addition, a Portfolio may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolios may invest cash in the following permissible investments:

Portfolios	Permissible Cash Investments*

Dimensional US Core Equity Market ETF

Dimensional US Core Equity 1 ETF

Dimensional US High Profitability ETF

Dimensional US Large Cap Value ETF

Dimensional US Small Cap Value ETF

Dimensional US Large Cap Vector ETF

Dimensional US Vector Equity ETF

Dimensional US Real Estate ETF

Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds**

* With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

** Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series

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could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued, and the commitment cancelled.  In addition, each Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time.  Each Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Portfolio enters into a when-issued, delayed delivery, to-be-announced, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Portfolio committed to pay or receive for the security.  A Portfolio will lose money if the value of a purchased security falls below the purchase price and a Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

EXCHANGE TRADED FUNDS

The Portfolios may invest in exchange traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest may be passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The goal of a passively managed ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of such ETFs. The Portfolios also may invest in actively managed ETFs managed by the Advisor that seek to outperform a particular index, sector, market or global segment. Investment in an actively managed ETF is subject to the risk that the investment adviser to the ETF selects investments for the ETF that underperform and the ETF does not meet its investment objective. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Portfolios with the expectation that they will be held for longer than one year. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

TRUSTEES AND OFFICERS

Trustees

Organization of the Board

The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. The Board elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust. The Board of the Trust is comprised of two interested Trustees and eight disinterested Trustees. Gerard K. O’Reilly, an interested Trustee, is Chairman of the Board. The disinterested Trustees of the Board designated Ingrid M. Werner as the lead disinterested Trustee. As the lead disinterested Trustee, Ms. Werner, among other duties: acts as a principal contact for management for communications to the disinterested Trustees in between regular Board meetings; assists in the

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coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Trustees; raises issues and discusses ideas with management on behalf of the disinterested Trustees in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Trustees (other than Committee meetings, which are chaired by the respective Committee Chairperson, if applicable). David G. Booth serves as Chairman Emeritus to the Board. The Board has designated David G. Booth, a former Chairman of the Trust, to serve as Chairman Emeritus to the Board in recognition of his years of service to both the Trust and Advisor. The Chairman Emeritus, which is a non-voting position, provides advice and counsel to the Trustees in connection with the Trustees’ management of the business and affairs of the Trust. The Board believes the existing Board structure for the Trust is appropriate because it provides the disinterested Trustees with adequate influence over the governance of the Board and the Trust, while also providing the Board with the invaluable insight of the interested Trustees, who, as both officers of the Trust and the Advisor, participate in the day-to-day management of the Trust’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Trustee in order to provide an opportunity to contact Trust management and/or the disinterested Trustees’ independent counsel regarding agenda items. In addition, the disinterested Trustees regularly communicate with Mr. O’Reilly and Mr. Butler regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Trust meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Trustees meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating and Governance Committee (the “Nominating Committee”), and Mutual Funds-ETF Relations Committee are composed entirely of disinterested Trustees. As described below, through these Committees, the disinterested Trustees have direct oversight of the Trust’s accounting and financial reporting policies, the selection and nomination of candidates to the Board, and the operation and expense allocations of the portfolios of the Trust. The Investment Strategy Committee (the “Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Trust and the performance of its series.

The Board’s Audit Committee is comprised of Reena Aggarwal, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner. The Audit Committee for the Board oversees the Trust’s accounting and financial reporting policies and practices, the Trust’s internal controls, the Trust’s financial statements and the independent audits thereof, and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Trust’s independent registered public accounting firm and also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board’s Nominating Committee is comprised of Ingrid M. Werner, Reena Aggarwal, Douglas W. Diamond, Francis A. Longstaff and Heather E. Tookes. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Trustees and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the disinterested Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, Stefan Nagel, and Heather E. Tookes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Trust, (ii) reviews performance of existing series of the Trust, and discusses and recommends possible enhancements to the series’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each series, and (iv) considers issues relating to

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investment services for each series of the Trust. There were three Strategy Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Mutual Funds-ETF Relations Committee is comprised of Reena Aggarwal, Darrell Duffie, Stefan Nagel, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the Portfolios or changes to the existing expense allocations among the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”), and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and the ETFs in the DFA Fund Complex (defined below). There were three Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board of the Trust, including all of the disinterested Trustees, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Trust.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Trust management and the Advisor. These reports address certain investment, valuation, liquidity, derivatives and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Trust.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Trust’s series. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the series. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a series and such change could have a significant impact on the series’ risk profile, the Advisor will present such change to the Board for its approval.

With respect to valuation, the Advisor and the Trust’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review the Advisor’s fair valuation process. Such reports also include information concerning illiquid and any worthless securities held by each series. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each series’ year-end financial statements.

With respect to liquidity risk, the Board oversees the Trust’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as required by the Liquidity Rule, the Board, including a majority of the disinterested Trustees, approved the Trust’s Liquidity Program, which is reasonably designed to assess and manage the Trust’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

With respect to derivatives risk, the Board approved the designation of the Derivatives Risk Manager (“DRM”), which is responsible for administering the derivatives risk management program (“DRMP”) for the portfolios that are required to adopt and implement a DRMP. The Board regularly receives written reports from the DRM regarding the implementation of the DRMP, including on a quarterly and annual basis, and meets with the DRM on a periodic basis.

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With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Trust’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Trustees meet in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Trust’s Board adopts compliance policies and procedures for the Trust and receives information about the compliance procedures in place for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Trustee Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Trust, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Trust’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Trust’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.

While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Trust’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. Such recommendations shall be directed to the Secretary of the Trust at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Trust that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Trust’s Board believes that each Trustee currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that each Trustee had professional experience in areas of importance for investment companies. The Board considered that each disinterested Trustee held an academic position in the areas of finance or accounting. Reena Aggarwal, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Heather E. Tookes, Stefan Nagel, and Ingrid

16

M. Werner are each Professors of Finance, while Abbie J. Smith is a Professor of Accounting. The Board also noted that Reena Aggarwal, Darrell Duffie, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner each had experience serving as a director or trustee on the boards of operating companies and/or other investment companies. In addition, the Board considered that Gerard K. O’Reilly and David P. Butler contributed valuable experience due to their positions with the Advisor.

Certain biographical information for each disinterested Trustee and each interested Trustee of the Trust is set forth in the tables below, including a description of each Trustee’s experience as a Trustee of the Trust and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Trustee	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

165 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2016) and Director, Nuveen Churchill Direct Lending (business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds).

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Trustee	Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979).	165 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Trustee	Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984). Formerly, Consultant, Keystone Strategy, LLC (litigation consulting firm) (2025).	165 portfolios in 5 investment companies	Formerly, Director, TNB Inc. (bank) (2020-2025).

17

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Trustee	Since 2021

Allstate Professor of Insurance and Finance and Distinguished Professor, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				165 portfolios in 5 investment companies	None

Stefan Nagel University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1973	Trustee	Since 2024

Fama Family Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 2017); President (since 2025), and formerly, President-Elect (2024-2025) and Vice President (2022-2024), Western Finance Association (global association of academic researchers and practitioners in finance) (since 2022). Formerly, Executive Editor, Journal of Finance (2016-2022), and formerly, Consultant, The Northern Trust Company (since 2023).

				165 portfolios in 5 investment companies	Formerly, Director, Center for Research in Security Prices, LLC (provider of historical data on securities prices and investable indexes) (2024-2025).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Trustee	Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	165 portfolios in 5 investment companies

Director, Audit Committee member, and formerly, Audit Committee Chair, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee (since 2009) and Audit Committee member (since 2022), UBS Funds (2 investment companies within the fund complex) (9 portfolios). Formerly, Director (2000-2025) and Audit Committee Chair (2019-2022), HNI Corporation (office furniture).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	165 portfolios in 5 investment companies	Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, Payoneer Inc. (digital payments) (2021-2023).
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Trustee	Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998); Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018); Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014); Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017); and Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022); formerly, Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (2020-2023); and formerly, Chair, Economic Advisory Committee, FINRA (2017-2024).

				165 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Trustee Co-Chief Executive Officer	Trustee since 2021 Co-Chief Executive Officer since 2020

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), the Trust (since 2020), and Dimensional Funds Trust (since 2025); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of

				165 portfolios in 5 investment companies	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Trustee Co-Chief Executive Officer and Co-Chief Investment Officer	Chairman and Trustee since 2021 Co-Chief Executive Officer since 2020 Co-Chief Investment Officer since February 2024

Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of the DFA Entities; Co-Chief Executive Officer (since 2020), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2020 – February 2024) of the Trust; Co-Chief Executive Officer and Co-Chief Investment Officer of Dimensional Funds Trust (since 2025); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Fund Advisors Canada ULC; Director (since 2017), Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2017 – February 2024) and Vice President (since 2014) of DFA Australia Limited; Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2018 – February 2024) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Holdings, LLC; Director and Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024) and Chief Investment Officer (2017 – February 2024) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), Dimensional Ireland Limited (since 2018), and Dimensional Funds ICAV (since 2025). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).

				165 portfolios in 5 investment companies	None

1  Each Trustee holds office for an indefinite term until his or her successor is elected and qualified. The Independent Trustees have, however, adopted a retirement policy that permits each Independent Trustee to serve until December 31st of the year in which the Independent Trustee turns 75. The Board may determine to extend the term of an Independent Trustee on a case-by-case basis, as appropriate.

2  Each Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Trust, DEM; DFAIDG; DIG; and DFAITC. Each disinterested Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Portfolios and in all five registered investment companies in the DFA Fund Complex as of December 31, 2025 is set forth in the chart below.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in

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Family of Investment Companies
Disinterested Trustees:
Reena Aggarwal	None	None Directly; Over $100,000 in Simulated Funds*
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*
Darrell Duffie	None	$10,001-$50,000
Francis A. Longstaff	None	None
Stefan Nagel	None	Over $100,000; $50,001 - $100,000 in Simulated Funds*
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Heather E. Tookes	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	Dimensional US Core Equity Market ETF - Over $100,000	Over $100,000; Over $100,000 in Simulated Funds*
Interested Trustees:
David P. Butler	Dimensional US High Profitability ETF - Over $100,000 Dimensional US Small Cap Value ETF - Over $100,000 Dimensional US Vector Equity ETF – Over $100,000	Over $100,000
Gerard K. O’Reilly	Dimensional US Core Equity Market ETF - Over $100,000	Over $100,000

* As discussed below, the compensation to certain of the disinterested Trustees may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Trustees who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Trustees do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Trustee entitled to receive compensation, the compensation received from the Trust during the fiscal year ended October 31, 2025, and the total compensation received from all five registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by the Trust to the Trust’s Chief Compliance Officer for the fiscal year ended October 31, 2025.

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Name and Position	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits as Part of Expense	Estimated Annual Benefits upon Retirement	Deferred Amount[2]	Total Compensation from the Trust and DFA Fund Complex paid to Trustees[2,3]

Reena Aggarwal	$108,093	N/A	N/A	$212,500	$425,000
Trustee
Douglas W. Diamond	$115,541	N/A	N/A	N/A	$455,000
Trustee
Darrell Duffie	$108,093	N/A	N/A	N/A	$425,000
Trustee
Francis A. Longstaff	$108,093	N/A	N/A	N/A	$425,000
Trustee
Stefan Nagel	$108,093	N/A	N/A	$79,000	$425,000
Trustee
Abbie J. Smith	$115,541	N/A	N/A	N/A	$455,000
Trustee
Heather E. Tookes	$108,093	N/A	N/A	$252,000	$425,000
Trustee
Ingrid M Werner	$147,817	N/A	N/A	$85,000	$585,000
Lead Disinterested Trustee
Randy C. Olson	$133,978	N/A	N/A	N/A	N/A
Chief Compliance Officer

[1]

Pursuant to a contractual arrangement, the Advisor arranges for the provision of Chief Compliance Officer ("CCO") services with respect to Dimensional US Core Equity Market ETF, and is liable and responsible for, and administers, payments to the CCO, the disinterested Trustees and counsel to the disinterested Trustees. The Advisor receives a fee of up to 0.0044% of the Dimensional US Core Equity Market ETF's average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

[2]

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Trustees may defer receipt of all or a portion of the compensation for serving as members of the five Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Trustee or to pay any particular level of compensation to the disinterested Trustee. A disinterested Trustee’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Trustee’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Trustee has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

[3]

The term DFA Fund Complex refers to the five registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

Officers

Below is the name, year of birth, information regarding positions with the Trust and the principal occupation for each officer of the Trust. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Melissa Barker 1988	Assistant Treasurer	Since 2023

Assistant Treasurer of

• the DFA Fund Complex (since 2023)

• Dimensional Funds Trust (since 2025)

Senior Tax Manager (since 2023) of

• Dimensional Fund Advisors LP

Investment Tax Manager (2020 – 2022) of

• Dimensional Fund Advisors LP

Assistant Vice President Tax Services (2013 – 2020) of

• SS&C ALPS Advisors

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2019)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President (since 2018) of

• Dimensional Fund Advisors LP

Formerly, Vice President of

• DFA Securities LLC (2018-2024)

• Dimensional Holdings Inc. (2018-2025)

• Dimensional Investment LLC (2018-2025)

Stephen A. Clark 1972	Executive Vice President	Since 2020

Executive Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Director and Vice President (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

• Dimensional Japan Ltd.

Vice President of

• DFA Australia Limited (since 2008)

• Dimensional Fund Advisors Canada ULC (since 2024)

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

Director (since 2016) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

Formerly, President (2016 – 2023) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2019-2020) of

• Dimensional Fund Advisors Ltd.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Executive Vice President (2017 – 2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Bernard J. Grzelak 1971	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Chief Financial Officer, Director, Treasurer and Vice President (since 2025) of

• Dimensional Exchange Fund GP LLC

Vice President, Chief Financial Officer and Treasurer of

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• DFA Canada LLC (since 2020)

• DFA Securities LLC (since 2020)

• Dimensional Advisors Ltd. (since 2020)

• Dimensional Fund Advisors LP (since 2020)

• Dimensional Fund Advisors Ltd. (since 2020)

• Dimensional Fund Advisors Pte. Ltd. (since 2020)

• Dimensional Holdings Inc. (since 2020)

• Dimensional Hong Kong Limited (since 2020)

• Dimensional Investment LLC (since 2020)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President (since 2021) of

• Dimensional Ireland Limited

Formerly, Chief Financial Officer, Vice President and Treasurer of

• Dimensional Holdings LLC (2020-2025)

Eric Hall 1978	Vice President and Assistant Treasurer	Since 2021

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Data Integrity Team Lead (2019 – 2021) of

• Clearwater Analytics

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2004)

• DFA Securities LLC (since 2004)

• Dimensional Fund Advisors LP (since 2004)

• Dimensional Holdings Inc. (since 2006)

• Dimensional Investment LLC (since 2009)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Carolyn S. Lee 1974	Vice President and Secretary	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2010)

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President and Secretary of

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Secretary (since 2017) of

• DFAIDG, DIG, DEM and DFAITC

Assistant Secretary (since 2016) of

• DFA Securities LLC

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

Director (since 2025) of

• Dimensional Funds ICAV

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2015)

• Dimensional Fund Advisors LP (since 2015)

• Dimensional Fund Advisors Ltd. (since 2015)

• the Trust (since 2020)

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

• Dimensional Funds Trust (since 2025)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

Formerly, Vice President of

• DFA Securities LLC (2015-2024)

• Dimensional Holdings Inc. (2015-2025)

• Dimensional Investment LLC (2015-2025)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Kenneth M. Manell 1972	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Investment LLC (since 2010)

• the Trust (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President (2010-2024) of

• DFA Securities LLC

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since 2021

Vice President, Chief Financial Officer, and Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President and Treasurer (since 2025) of

• Dimensional US Equity Exchange Fund LLP

• Dimensional US Equity Exchange Fund I REIT LLC

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional Fund Advisors LP (since 2023)

• Dimensional Exchange Fund GP LLC (since 2025)

Formerly, Vice President

• DFA Securities LLC (2023-2024)

• Dimensional Holdings Inc. (2023-2025)

• Dimensional Investment LLC (2023-2025)

Formerly, Director (2019 – 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Catherine L. Newell 1964	President and General Counsel	Since 2020

President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

General Counsel of

• DFAIDG, DIG, DEM and DFAITC (since 2001)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Executive Vice President of

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Investment LLC (since 2017)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President of

• DFA Australia Limited (since 1997)

• Dimensional Fund Advisors Ltd. (since 1997)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Secretary of

• DFA Australia Limited (since 2001)

• Dimensional Fund Advisors Ltd. (since 2001)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Assistant Secretary of

• Dimensional Hong Kong Limited (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• DFA Australia Limited (since 2007)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Secretary and General Counsel (2006 – 2025), and Executive Vice President (2006 – 2025) of

• Dimensional Holdings LLC

Selwyn J. Notelovitz 1961	Vice President	Since 2021	Vice President of • the DFA Fund Complex (since 2021) • Dimensional Funds Trust (since 2025) Vice President (since December 2012) and Chief Compliance Officer (since 2020) of

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• DFA Securities LLC

• Dimensional Fund Advisors LP

Chief Compliance Officer (since 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Formerly, Chief Compliance Officer of

• Dimensional Fund Advisors Canada ULC (2020-2025)

• Dimensional Holdings Inc. (2020-2025)

• Dimensional Investment LLC (2020-2025)

Formerly, Vice President of

• Dimensional Investment LLC (2012-2025)

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer of

• the DFA Fund Complex (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2025)

• Dimensional Funds Trust (since 2025)

Vice President (since 2016) of

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2023)

Formerly, Vice President (2016-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Savina B. Rizova 1981	Co-Chief Investment Officer	Since 2024

Co-Chief Investment Officer of

• the DFA Fund Complex (since 2024)

• DFA Australia Limited (since 2024)

• DFA Securities LLC (since 2024)

• Dimensional Cayman Commodity Fund I Ltd. (since 2024)

• Dimensional Fund Advisors Canada ULC (since 2024)

• Dimensional Fund Advisors LP (since 2024)

• Dimensional Japan Ltd. (since 2024)

• Dimensional Funds Trust (since 2025)

Global Head of Research (since April 2020) of

• Dimensional Fund Advisors LP

Vice President (since 2012) of

• Dimensional Fund Advisors LP

• DFA Securities LLC

Formerly, Co-Chief Investment Officer (2024-2025) of

• Dimensional Holdings Inc.

• Dimensional Holdings LLC

• Dimensional Investment LLC

Formerly, Vice President (2012-2025) of

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Holdings Inc. • Dimensional Investment LLC
James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Vice President (2016-2024) of

• DFA Securities LLC (2016-2024)

• Dimensional Holdings Inc. (2016-2025)

• Dimensional Investment LLC (2016-2025)

1 Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

As of January 31, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Portfolios described in this SAI.

SERVICES TO THE TRUST

Administrative Services

Citi Fund Services Ohio, Inc. (“CFSO”), 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the accounting and administration services and dividend disbursing agent for each Portfolio. The services provided by CFSO are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, preparation of financial and regulatory reports, fund accounting and tax services, and dividend disbursing agency services. For the administrative and accounting services provided by CFSO, CFSO receives reimbursement for certain out-of-pocket costs and compensation in the form of transaction fees and asset-based fees which are aggregated and paid monthly.

The fee schedule is set forth in the table below:

Net Asset Value of the Dimensional ETFs (Excluding Fund of Funds)	Annual Basis Point Rate
$0 - $10 Billion	0.35
Over $10 Billion - $50 Billion	0.30
Over $50 Billion	0.25

The fees paid to CFSO under the fee schedule are allocated to the Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Dimensional ETFs (excluding fund of funds). Separately, any Portfolio that operates as a fund of funds pays an annual fee of $15,000, in lieu of the fee schedule above. Under the unitary fee structure in place for the Dimensional US Core Equity Market ETF, fees for administrative services are paid by the Advisor from its management fee.

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Custodian

Citibank, N.A. (the “Custodian”), 111 Wall Street, New York, NY, 10005, serves as the custodian for the Portfolios.

The Custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities. Under the unitary fee structure in place for the Dimensional US Core Equity Market ETF, fees for custody services are paid by the Advisor from its management fee.

Transfer Agent

Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the transfer agent for the Portfolios.

Distributor

DFA Securities LLC (“DFAS” or the “Distributor”), a wholly owned subsidiary of the Advisor, acts as the principal underwriter in the continuous public offering of the Trust’s shares. DFAS is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

Shares are continuously offered for sale by the Trust through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section of this SAI. Portfolio shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

The Distributor may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Portfolio shares. Such Soliciting Dealers may also be Authorized Participants, Depository Trust Company (“DTC”) participants and/or investor services organizations.

The Distributor may be entitled to payments from the Trust under the Rule 12b-1 plan. Except as noted, the Distributor received no other compensation from the Trust for acting as underwriter. In accordance with the Rule 12b-1 plan, each Portfolio is authorized to pay Rule 12b-1 fees to the Distributor of up to 0.25% of the Portfolio’s average daily net assets per year for any activities primarily intended to result in the sale of Creation Units of the Portfolio or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Portfolios; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor. The 12b-1 Plan is a compensation plan. Thus, to the extent that the fee is authorized, it is payable regardless of the distribution-related expenses actually incurred and so the amount of distribution fees paid by the shares during any year may be more than actual expenses incurred pursuant to the 12b-1 Plan. A Portfolio will not pay more than the maximum amount allowed under the 12b-1 Plan.

The Rule 12b-1 plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, investment opportunities and diversification. No fees are currently paid by any Portfolio under the Rule 12b-1 plan and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Portfolio. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

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The Rule 12b-1 plan will remain in effect for a period of one year and is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Rule 12b-1 plan may not be amended to increase materially the amount of fees paid by any Portfolio unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by a vote of the majority of those Disinterested Trustees who have no direct or indirect financial interest in the Rule 12b-1 plan or in any agreements related thereto (“Rule 12b-1 Trustees”). The Rule 12b-1 plan is terminable with respect to a Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding Shares.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Trust. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of each Portfolio. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of the Portfolio's respective assets.

Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below. Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolios or other investment companies advised by the Advisor (“DFA Advised Funds”). Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses and speakers’ fees. The Advisor has consulting arrangements with certain speakers, who may be affiliated with a client of the Advisor. The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events. The Advisor’s sponsorship of conferences or events

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organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events. Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above. The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates. However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals. Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds, or model portfolios that use the DFA Advised Funds, on platforms and through programs or products made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, platforms, programs, or products in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. The Advisor or its advisory affiliates may also make payments to Intermediaries related to marketing activities and presentations, educational training programs, conferences, data provision services, or making shares of the DFA Advised Funds available to their customers generally and in certain investment programs. The Advisor may make payments to Intermediaries and other financial service providers for data regarding DFA Advised Funds, such as statistical information regarding sales of shares of DFA Advised Funds through Intermediaries. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds, the Advisor, or their clients with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement or inclusion with such Intermediaries’ platforms, programs or products. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels, be a fixed amount, and/or depend on assets invested in a particular fund through such Intermediary.

The services, arrangements, and payments described above, which may be significant to the Intermediaries, present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

As of January 31, 2026, the Intermediaries receiving such payments include: Advyzon, Charles Schwab & Co. Inc., Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC, Great-West Life & Annuity Insurance Company, LPL Financial LLC, National Financial Services, LLC, Orion Portfolio Solutions, LLC, Principal Life Insurance Company, Raymond James & Associates, Inc., Standard Retirement Services, Transamerica Retirement Solutions, LLC, and UBS Financial Services Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since January 31, 2026 are not included in this list. Please contact your

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salesperson, advisor, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive.

Any payments described above made by the Advisor, or an affiliate of the Advisor, will be made from their own assets and not from the assets of the Portfolios. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Portfolios' prospectuses.

Data Services Purchased by the Advisor

The Advisor purchases certain data services and products used by the Advisor for sales, distribution and research purposes. In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.

MANAGEMENT FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Chairman Emeritus of the Trust. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.

For the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023, the Portfolios paid management fees as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor).

Portfolio (Inception Date)	For the Fiscal Year Ended October 31,	Gross Management Fees (000)	Management Fees Waived / Expenses Reimbursed (000)	Net Management Fees (After Waivers/Expense Reimbursements) (000)

Dimensional US Core Equity Market ETF	2025	$9,528	None	$9,528
	2024	$6,528	None	$6,528
	2023	$4,041	None	$4,041

Dimensional US Core Equity 1 ETF (September 12, 2023)	2025	$1,905	($9)	$1,896	*
	2024	$624	($134)	$490
	2023	$10	($30)	($20)

Dimensional US High Profitability ETF	2025	$15,576	None	$15,576
	2024	$10,068	None	$10,068
	2023	$4,218	None	$4,218

Dimensional US Large Cap Value ETF (December 6, 2022)	2025	$6,509	None	$6,509
	2024	$3,481	$80	$3,561	**
	2023	$958	($80)	$878

Dimensional US Small Cap Value ETF	2025	$12,845	None	$12,845
	2024	$8,218	None	$8,218
	2023	$3,767	$5	$3,772	**

Dimensional US Large Cap Vector ETF (November 1, 2023)	2025	$669	$15	$684	*
	2024	$345	($47)	$298
	2023	N/A	N/A	N/A

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Dimensional US Vector Equity ETF (September 10, 2024)	2025	$380	($57)	$323
	2024	$24	($7)	$17
	2023	N/A	N/A	N/A

Dimensional US Real Estate ETF	2025	$2,221	($12)	$2,209	*
	2024	$1,671	($52)	$1,619	*
	2023	$989	($79)	$910

*	After waiver and recoupment of fees previously waived
**	After recoupment of fees previously waived

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for each Portfolio (excluding the Unitary Portfolio), the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the following Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional US Core Equity 1 ETF	0.14%
Dimensional US High Profitability ETF	0.22%
Dimensional US Large Cap Value ETF	0.22%
Dimensional US Small Cap Value ETF	0.31%
Dimensional US Large Cap Vector ETF*	0.19%
Dimensional US Vector Equity ETF**	0.25%
Dimensional US Real Estate ETF	0.19%

* Prior to February 28, 2025, the Expense Limitation Amount in the Fee Waiver and/or Expense Assumption Agreement was 0.22% of the average net assets of the Dimensional US Large Cap Vector ETF on an annualized basis.

** Prior to February 28, 2025, the Expense Limitation Amount in the Fee Waiver and/or Expense Assumption Agreement was 0.28% of the average net assets of the Dimensional US Vector Equity ETF on an annualized basis.

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PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

Dimensional US Core Equity Market ETF	Jed S. Fogdall, Joseph F. Hohn and Joel P. Schneider

Dimensional US Core Equity 1 ETF, Dimensional US High Profitability ETF, Dimensional US Large Cap Value ETF, Dimensional US Large Cap Vector ETF, Dimensional US Vector Equity ETF and Dimensional US Real Estate ETF

Jed S. Fogdall, John A. Hertzer, Joseph F. Hohn and Allen Pu
Dimensional US Small Cap Value ETF	Jed S. Fogdall, Joseph F. Hohn, Joel P. Schneider and Marc C. Leblond

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered investment companies; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2025

Jed S. Fogdall

• 130 U.S. registered mutual funds with $639,053 million in total assets under management.

• 29 unregistered pooled investment vehicles with $38,291 million in total assets under management, of which 1 account with $186 million in assets may be subject to a performance fee.

• 1,799 other accounts with $41,471 million in total assets under management, of which 4 accounts with $1,470 million in assets may be subject to a performance fee.

John A. Hertzer

• 32 U.S. registered mutual funds with $217,244 million in total assets under management.

• 3 unregistered pooled investment vehicles with $7,191 million in total assets under management.

• 2 other accounts with $9,882 million in total assets under management.

Joseph F. Hohn

• 32 U.S. registered mutual funds with $211,168 million in total assets under management.

• 7 unregistered pooled investment vehicles with $1,153 million in total assets under management.

• 2 other accounts with $4,355 million in total assets under management.

Marc C. Leblond

• 14 U.S. registered mutual funds with $85,514 million in total assets under management.

• 3 unregistered pooled investment vehicles with $1,476 million in total assets under management, of which 1 account with $186 million in assets may be subject to a performance fee.

• 17 other accounts with $7,621 million in total assets under management.

Allen Pu

• 70 U.S. registered mutual funds with $338,223 million in total assets under management.

• 16 unregistered pooled investment vehicles with $29,175 million in total assets under management.

• 0 other accounts.

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Joel P. Schneider

• 43 U.S. registered mutual funds with $244,419 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 4 other accounts with $4,771 million in total assets under management.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

• Annual Bonus. Each portfolio manager may receive an annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Conflicts of interest may arise in the portfolio managers' management of the Portfolios, along with other investment companies within the DFA Fund Complex (herein referred to as “portfolios”). Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and account. Other accounts include registered mutual funds and exchange-traded funds (other than the portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a portfolio. Actual or apparent conflicts of interest include:

• Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

• Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

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• Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

• Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to a portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Trust have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2025 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Dimensional US Core Equity Market ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider	None None None
Dimensional US Core Equity 1 ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu	None $10,001 - $50,000 None None

Dimensional US High Profitability ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu	None $10,001 - $50,000 None None

Dimensional US Large Cap Value ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu	None $1 - $10,000 None None
Dimensional US Small Cap Value ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider Marc C. Leblond	None None None $10,001 - $50,000

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Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned

Dimensional US Large Cap Vector ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu	None $10,001 - $50,000 None None
Dimensional US Vector Equity ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu	None $1 - $10,000 None None

Dimensional US Real Estate ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu	None $1 - $10,000 None None

CODE OF ETHICS

The Trust, the Advisor has adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The Trust currently has authorized and allocated to each Portfolio an unlimited number of shares of beneficial interest with no par value.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Portfolios) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

Each Share issued by a Portfolio has a pro rata interest in the assets of the Portfolio. Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. However, matters affecting only one particular Portfolio or class can be voted on only by shareholders in such Portfolio or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The

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Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware, and that the right to jury trial be waived to the fullest extent permitted by law.

Book Entry Only System.  The following information supplements and should be read in conjunction with the relevant information included in the Prospectus. DTC Acts as securities depository for Shares.  Shares of the Portfolios are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.  No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Portfolio held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Portfolio distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Portfolio Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Portfolio as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to

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discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of the DTC participants, as of January 31, 2026, the following DTC participants owned of record 5% or more of the outstanding shares of the Portfolios, as set forth below:

DIMENSIONAL US CORE EQUITY MARKET ETF
Charles Schwab & Co., Inc.*	58.54%
211 Main St
San Francisco, CA 94105

Fidelity*	18.05%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	5.53%
211 Main St
San Francisco, CA 94105

DIMENSIONAL US CORE EQUITY 1 ETF
Charles Schwab & Co., Inc.*	43.57%
211 Main St
San Francisco, CA 94105

Fidelity*	17.05%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	8.56%
211 Main St
San Francisco, CA 94105

DIMENSIONAL US HIGH PROFITABILITY ETF
Charles Schwab & Co., Inc.*	59.70%
211 Main St
San Francisco, CA 94105

Fidelity*	18.15%
245 Summer Street
Boston, MA 02210

DIMENSIONAL US LARGE CAP VALUE ETF
Charles Schwab & Co., Inc.*	62.63%
211 Main St
San Francisco, CA 94105

Fidelity*	22.22%
245 Summer Street
Boston, MA 02210

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DIMENSIONAL US SMALL CAP VALUE ETF
Charles Schwab & Co., Inc.*	56.06%
211 Main St
San Francisco, CA 94105

Fidelity*	18.00%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	5.53%
211 Main St
San Francisco, CA 94105

DIMENSIONAL US LARGE CAP VECTOR ETF
Charles Schwab & Co., Inc.*	85.76%
211 Main St
San Francisco, CA 94105

DIMENSIONAL US VECTOR EQUITY ETF
Charles Schwab & Co., Inc.*	32.04%
211 Main St
San Francisco, CA 94105

Fidelity*	19.16%
245 Summer Street
Boston, MA 02210

BCR Wealth Strategies*	13.78%
1952 Urban Center Parkway
Vestavia, AL 35242

Charles Schwab Retail*	5.59%
211 Main St
San Francisco, CA 94105

DIMENSIONAL US REAL ESTATE ETF
Charles Schwab & Co., Inc.*	59.59%
211 Main St
San Francisco, CA 94105

Fidelity*	19.34%
245 Summer Street
Boston, MA 02210

*   Owner of record only (omnibus).

To the best knowledge of the Trust, no other DTC participant held of record more than 5% of the outstanding shares of a Portfolio.

Following the creation of the initial Creation Unit(s) of shares of a Portfolio and immediately prior to the commencement of trading in the Portfolio’s shares, a holder of shares, including the Advisor, may be a “control person” of the Portfolio, as defined in the 1940 Act. A Portfolio cannot predict the length of time for which one or more shareholders may remain a control person of the Portfolio.

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CREATION AND REDEMPTION OF CREATION UNITS

General

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchanges observe the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchanges close earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchanges may modify their holiday schedule or hours of operation at any time.

Each Portfolio effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into authorized participant agreements, as described further below. Each Portfolio may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below, or Shares may be offered and redeemed partially or solely for cash. For each Portfolio, the Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof.

To the extent the Portfolios engage in in-kind transactions, the Portfolios intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant (as defined below under “Procedures for Creation of Creation Units”) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

The Portfolios may utilize custom creation or redemption baskets consistent with Rule 6c-11. Custom orders may be required to be received by the Transfer Agent by 3:00 p.m., Eastern Time, to be effectuated based on the Portfolio’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or redemption basket and therefore has additional cash included in lieu of such instrument. The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of a Portfolio and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the Advisor who are required to review each custom basket for compliance with the parameters.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Creations

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.

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The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

Creation Units may also be sold partially or solely for cash. When partial or full cash purchases of Creation Units are available or specified for a Portfolio, such purchases will be effected in essentially the same manner as in-kind purchases of Creation Units. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would have otherwise delivered in an in-kind purchase, in addition to the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Portfolio. If the Authorized Participant acts as a broker for the Portfolio in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs. Notwithstanding the above, a Portfolio may determine not to charge a Transaction Fee or other costs associated with such purchases with cash when the Advisor has determined that doing so is in the best interest of Portfolio shareholders, This may occur in instances when a cash Creation Unit is accepted to facilitate the rebalance of the Portfolio’s portfolio holdings in a more tax efficient manner than could be achieved without such order, even if the decision to not charge such fees and expenses could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Portfolio’s portfolio transactions in connection with such orders.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required quantities of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day and subject to possible amendment or correction) for the Portfolios.

The Portfolios reserve the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Advisor are implemented for a Portfolio. The composition of the Fund Deposit may also change in response to adjustments to the weighting or composition of the component securities constituting a Portfolio’s investment portfolio. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Trust, and the Trust's determination shall be final and binding.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Portfolio, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed further below).  A Participating Party and DTC Participant are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for a list of current Authorized Participants.  All Shares of the Portfolios, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Placement of Creation Orders. All orders to create Creation Units must be placed for one or more Creation Unit sized aggregations of a specified number of Shares.  All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than the order cut-off time designated by the Trust

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(“Closing Time”) on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Portfolio as next determined on such date after receipt of the order in proper form. With certain exceptions, the Closing Time for a Portfolio usually is the closing time of the regular trading session on the Exchange—i.e., ordinarily 4:00 p.m., Eastern Time. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order must generally be received by the Transfer Agent no later than 3:00 p.m., Eastern Time, on the date such order is placed. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor and the Transfer Agent as described below in this SAI and pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication systems failure, may impede the ability to reach the Distributor, Transfer Agent or Authorized Participant.

Investors other than Authorized Participants are responsible for making arrangements for a creation request to be made through an Authorized Participant. Orders to create Creation Units of a Portfolio shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. The Authorized Participant must make available on or before the prescribed settlement date, by means satisfactory to a Portfolio, immediately available or same day funds estimated by the Portfolio to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Portfolio have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effecting such transfer of the Fund Deposit.

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances.

If any portion of the Cash Component and the Deposit Securities or any additional cash collateral amount specified by the Trust are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.

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Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Portfolio reserves the right (to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder) to reject or revoke a creation order for any reason, including if: (a) the order is not in proper form; (b) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Portfolio; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Portfolio, the Distributor, the Transfer Agent or the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Portfolio, Advisor, the Distributor, Transfer Agent, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of the rejection of the order of such person.  The Portfolios, Custodian, sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

A Portfolio may issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105%, and up to 115%, of the value of the missing Deposit Securities, which percentage the Advisor may change at any time, in its sole discretion, of the value of the missing Deposit Securities. The Trust may use such cash deposit at any time to buy Deposit Securities for the Portfolio. The only collateral that is acceptable to a Portfolio is cash in U.S. dollars. Such cash collateral generally must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date or such other time as designated by the Custodian. The Portfolio may buy the missing Deposit Securities at any time, and the Authorized Participant will be subject to liability for any shortfall between the cost to the Portfolio of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Portfolio reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Portfolio and the Portfolio’s determination shall be final and binding.

Creation Transaction Fee.  A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to

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recoup for a Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to a Portfolio. Investors who use the services of a broker or other financial intermediary to acquire Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard creation transaction fees and maximum additional charge (as described above):

Portfolio	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
Dimensional US Core Equity Market ETF	$800	3%
Dimensional US Equity 1 ETF	$800	3%
Dimensional US High Profitability ETF	$100	3%
Dimensional US Large Cap Vector ETF	$150	3%
Dimensional US Vector Equity ETF	$800	3%
Dimensional US Large Cap Value ETF	$100	3%
Dimensional US Small Cap Value ETF	$400	3%
Dimensional US Real Estate ETF	$100	3%

* As a percentage of the NAV per Creation Unit.

If a purchase consists of a cash portion and the Portfolio places a brokerage transaction to purchase securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Redemptions

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent and only on a Business Day. The Portfolios will not redeem Shares in amounts less than Creation Units. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by a Portfolio. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Portfolio Shares to constitute a redeemable Creation Unit.

When in-kind redemptions are available or specified for a Portfolio, the redemption proceeds for a Creation Unit generally consist of a designated portfolio of investments including cash in lieu of all or a portion of such investments (“Fund Instruments”) plus or minus the Cash Component, as next determined after a receipt of a request in proper form, together with the applicable redemption transaction fees (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. The Fund Instruments together with the Cash Component comprise the “Fund Redemption.” The Cash Component, also commonly referred to as the balancing amount, included in the Fund Redemption is a compensating cash payment equal to the difference, if any, between (i) the NAV attributable to a Creation Unit and (ii) the aggregate market value of the Fund Instruments (i.e., securities or other instruments in the in-kind redemption basket) and/or the cash in-lieu of all or a portion of the Fund Instruments. In the event that the Fund Instruments and the cash in lieu have a value greater than the NAV of the Portfolio Shares, the Cash Component is required to be paid by the redeeming shareholder. If the NAV attributable to a Creation Unit exceeds the market value of the Fund Instruments and the cash in-lieu amount, if any, the Portfolio pays the Cash Component to the redeeming shareholder.

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Creation Units may also be redeemed partially or solely for cash. A Portfolio may pay out the proceeds of redemptions of Creation Unit solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Portfolio may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Portfolio next determined after the redemption request is received in proper form (minus applicable redemption transaction fees and an additional charge for requested cash redemptions specified below, to offset the brokerage and other transaction costs associated with the disposition of Fund Instruments). Proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Portfolio in connection with the sale of Fund Instruments, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Instruments and Cash Component that will be applicable (based on information at the end of the previous Business Day and subject to possible amendment or correction) to redemption requests received in proper form on that day. Fund Instruments received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

The Portfolios reserve the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust's determination shall be final and binding. The Portfolios reserve the right to make redemption payments in cash, in-kind or a combination of each.

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays.

Because the portfolio securities of a Portfolio may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Portfolio, investors may not be able purchase or sell shares of the Portfolio on the Exchange on days when the NAV of the Portfolio could be significantly affected by events in the relevant non-U.S. markets. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Portfolio or determination of a Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Portfolio, at or prior to 2 p.m., Eastern Time on the prescribed settlement date, the Transfer Agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, and up to 115%, of the value of the missing Shares, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Shares. Such cash collateral must be delivered no later than 2 p.m., Eastern Time, on the prescribed settlement date and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Portfolio may purchase missing Portfolio Shares or acquire the Fund Instruments and the Cash Component underlying such Shares, and the Authorized Participant will be subject to liability for any shortfall between the cost of the Portfolio acquiring such Shares, the Fund Instruments or Cash Component and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Placement of Redemption Orders. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not

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later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement and this Statement of Additional Information are properly followed. If the Transfer Agent does not receive the Shares through DTC by 2 p.m., Eastern Time, on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for the transfers of shares through the DTC may be significantly earlier than the close of business on the Exchange.

An order to redeem Creation Units made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. On days when the Exchange closes earlier than normal, orders to redeem Creation Units may need to be placed earlier in the day.

Redemption Transaction Fee.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Portfolio. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the redemption transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such redemption, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Instruments from a Portfolio to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard redemption transaction fees and maximum additional charge (as described above):

Portfolio	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
Dimensional US Core Equity Market ETF	$800	2%
Dimensional US Core Equity 1 ETF	$800	2%
Dimensional US High Profitability ETF	$100	2%
Dimensional US Large Cap Value ETF	$100	2%
Dimensional US Small Cap Value ETF	$400	2%
Dimensional US Large Cap Vector ETF	$150	2%
Dimensional US Vector Equity ETF	$800	2%
Dimensional US Real Estate ETF	$100	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.

If a redemption consists of a cash portion and a Portfolio places a brokerage transaction to sell securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as "the Portfolio"). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

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This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

• Distribution Requirement —the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

• Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

• Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will

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allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and sales or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

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• any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

• the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the

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Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Purchase of shares. As a result of tax requirements, the Trust on behalf of the Portfolio has the right to reject an order to purchase shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Portfolio and if, pursuant to Sections 351 and 362 of the Code, the Portfolio would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals. Amounts reported by the Portfolio as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio each year and cannot exceed the gross amount of

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dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Qualified REIT dividends. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). A Portfolio may choose to report the special character of “qualified REIT dividends” provided both the Portfolio and the shareholder meet certain holding period requirements. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, Portfolio shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date on which the shares become ex-dividend with respect to such dividend).

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. You will be informed of the amount and character of distributions and the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report and distribute, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the

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Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales and Exchanges of Portfolio Shares

In general. If you are a taxable investor, sales and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you sell your Portfolio shares, the IRS requires you to report any gain or loss on your sale. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If the Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales. All or a portion of any loss that you realize on a sale of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

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Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities

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purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from

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these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Portfolio’s pro rata share of any such taxes will reduce the Portfolio’s return on its investment. A Portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Portfolio — Foreign income tax.” Also, the Portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Portfolio will be treated as long-term capital gains by the Portfolio and, in turn, may be distributed by the Portfolio as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Portfolio, may distribute this excess cash in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified

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organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income. These rules are potentially applicable to a Portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

• provide your correct social security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

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Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

• The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

• You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

• If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at the corporate income tax rate (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

• In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

FIRPTA “wash sale” rule. If the Portfolio is a domestically controlled qualified investment entity and a non-U.S. shareholder of the Portfolio (i) disposes of his interest in the Portfolio during the 30-day period preceding the Portfolio distribution that would have been treated as FIRPTA gain under the look-through rule described above, (ii) acquires an identical stock interest during the 61-day period beginning the first day of such 30-day period preceding the distribution, and (iii) does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply

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to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

Gain on sale of Portfolio shares as FIRPTA gain. In addition, a sale or redemption of Portfolio shares will be FIRPTA gain only if –

• As a non-U.S. shareholder, you own more than 5% of a class of shares in the Portfolio;

• The Portfolio is not domestically controlled (50% or more in value of the Portfolio has been owned directly or indirectly by non-U.S. shareholders during the 5-year period ending on the date of disposition); and

• 50% or more of the Portfolio’s assets consist of: (1) more-than 5% interests in publicly traded companies that are United States Real Property Holding Corporations (“USRPHC”), (2) interests in non-publicly traded companies that are USRPHCs, and (3) interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Portfolio owns more than 10%.

In the unlikely event that the Portfolio meets the requirements described above, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions will be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer Portfolio shares.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of

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Portfolio shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor applicable to the Portfolios. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members

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authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolios, such as authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies for the Portfolios in a manner that the Advisor determines is in the best interests of the Portfolios and which seeks to maximize the value of the Portfolios’ investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the Portfolios, and any particular investment or voting guidelines of specific funds or accounts. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies, Voting Guidelines or procedures. Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines or procedures, the Advisor considers such votes not to be affected by conflicts of interest. However, the Voting Policies do address the procedures to be followed if a potential or actual conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines or procedures (or in the case where the Voting Guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. The Advisor may face a conflict of interest in determining whether to vote or refrain from voting proxies for a Portfolio where the Advisor has agreed to assume the costs of the Portfolio’s voting expenses because, for such Portfolio, the costs of voting proxies are effectively paid by the Advisor. The Advisor believes such conflicts of interest are addressed by applying the same cost-benefit analysis across all clients, without regard to whether the Advisor has a conflict, such as by assuming the costs of voting on behalf of a client. To the extent a conflict arises in connection with a proposed engagement with a portfolio company, the proposed engagement will be brought to the Investment Stewardship Committee for consideration of how to proceed. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of the Trust.

To avoid certain potential conflicts of interest, the Advisor generally will employ mirror voting, if possible, when a Portfolio invests in another portfolio (an “Acquired Fund”) in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the Acquired Fund’s shares. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will vote in accordance with the recommendation of such Acquired Fund’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Portfolio will solicit voting instructions from its shareholders as to how to vote on the Acquired Fund’s proposals.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes that deviate from the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio would be served by, or applicable legal and fiduciary standards require, such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee for review. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of a Portfolio. Irrespective of the

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foregoing, the Advisor’s decision-making to vote or refrain from voting will be made following a cost-benefit analysis described below.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. For example, the Advisor will generally refrain from voting proxies where the Advisor anticipates that the costs to a Portfolio of voting could exceed the expected benefits of voting. Note that securities issued in non-U.S. jurisdictions can be subject both to direct costs and opportunity costs which are not associated with voting U.S. proxies. As a result, were the Advisor to refrain from voting proxies, it would be more likely to do so for votes for matters related to non-U.S. issuers rather than U.S. issuers. The Advisor considers updates on proxy voting costs and voting impediments and its overall cost-benefit analysis for each Portfolio and country periodically, no less frequently than annually. In certain circumstances, for example, for a Portfolio with a relatively small amount of assets under management that invests significantly in non-U.S. issuers and has a large number of holdings, the Advisor’s cost-benefit analysis may result in the Advisor refraining from voting all proxies for such Portfolio. Notwithstanding the foregoing, in the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that the Portfolio’s vote is reasonably likely to be determinative of the outcome of the contest, and the expected benefits of voting a particular proxy vote exceed the costs, the Advisor will make reasonable efforts to vote that proxy.

For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is generally the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting. In certain countries, including the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote and this may also inform the Advisor’s voting decision.

Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Committee, with the aim of applying the same general principles as are set out in the Guidelines.

The Advisor may take social or sustainability issues into account when voting proxies for portfolios that do not incorporate social or sustainability considerations in their design, such as the Portfolios, if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with applicable law and the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.

The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of a Portfolio; and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions and making such decisions in accordance with its fiduciary duties. The Advisor has designed Voting Policies to prudently select, oversee and evaluate Proxy Service Firms consistent with the Advisor’s fiduciary duties, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide Proxy Voting Services to support the Advisor’s voting in accordance with the Voting

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Policies. Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies and fiduciary duties. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how a Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) by contacting the Trust at the address or telephone number appearing on the cover of this SAI, (ii) on the Advisor’s website at https://www.dimensional.com/who-we-are/investment-stewardship and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on its primary listing exchange, each Portfolio discloses on its website the portfolio holdings that will form the basis of the Portfolio’s next NAV per share calculation as required by Rule 6c-11. In addition, portfolio holdings information may also be made available to certain entities, including Trust service providers and institutional market participants, as described below.

Basket Composition Files

The Portfolios may make available through the facilities of the NSCC or through posting on a Portfolio’s publicly available website, prior to the opening of trading on each business day, (i) pricing basket files, which include full portfolio holdings; and (ii) trading basket files, which include the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components.

Authorized Participants and Institutional Market Participants

The Advisor may provide certain information concerning a Portfolio’s portfolio holdings to certain entities (defined below) in a format not available to other current or prospective Portfolio shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. The “entities” referred to are generally limited to NSCC members and subscribers to various fee-based subscription services, including Authorized Participants and other institutional market participants and entities that provide information services. This information may or may not reflect the pro rata composition of a Portfolio’s portfolio holdings.

Third-Party Service Providers

Certain portfolio holdings information may be disclosed to third-party service providers to the Trust (e.g., the Trust’s auditors, legal counsel, administrator, custodian, transfer agent) subject to appropriates confidentiality agreements with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Portfolios, the terms of the current registration statements and federal securities laws and regulations thereunder. From time to time, and in the ordinary course of business, such information may also be disclosed, subject to appropriate confidentiality agreements, to other entities that provide services to the Portfolios, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Portfolio. The information is generally provided to such service providers after it has been disseminated to the NSCC.

Additional Communications

In addition to the daily posting of portfolio holdings discussed above, the Portfolios may also directly provide such portfolio holdings, or information derived from such portfolio holdings, to parties who specifically

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request it, provided that: (i) the availability of the Portfolios’ portfolio holdings is disclosed in the Portfolios’ registration statement, as required by applicable law, as well as on the Portfolios’ website; (ii) the Advisor determines that such disclosure is in the best interests of Portfolio shareholders; (iii) such information is made equally available to anyone requesting it; and (iv) it is determined that the disclosure does not present the risk of such information being used to trade against the Portfolios as the holdings information for the Portfolios is publicly disclosed on the Portfolios’ website daily, and no party is receiving an advantage over another.

The Portfolios do not selectively disclose non-public holdings information to third parties other than those disclosed above. If the Portfolios do selectively disclose holdings information the following procedures will be followed. The Head of the Global Client Group and the Trust’s Chief Compliance Officer (“Designated Persons”) or a delegate of the same, respectively, together may authorize the selective disclosure of non-public holdings information of the Portfolios to those entities (each a “Recipient”) who (1) specifically request the non-public holdings information for a purpose which the Designated Persons determine is consistent with a Portfolio’s legitimate business purpose, (2) the Designated Persons determine that such disclosure is in the best interest of the Portfolio’s shareholders and (3) in making such disclosure, no conflict exists between the Portfolio’s shareholders and those of the Advisor or the Trust’s principal underwriter. Prior to receiving non-public holdings information, a Recipient will execute a use and non-disclosure agreement and abide by its trading restrictions. The Trust’s Chief Compliance Officer or a delegate of the same will review and approve any delegates named by Designated Persons and will maintain list of the same.

SECURITIES LENDING

The Board of the Portfolios has approved their participation in a securities lending program. Under the securities lending program, Citibank, N.A. serves as the securities lending agent for the Portfolios.

For the fiscal year ended October 31, 2025, the income earned by the Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios and Citibank, N.A. (the “Securities Lending Agent”), were as follows:

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Fees and/or compensation from securities lending activities and related services:
Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid from any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees / compensation for securities lending activities	Net Income from securities lending activities
Dimensional US Core Equity Market ETF	$8,562,691	$40,396	$96,358	–	–	$8,062,455	–	$8,199,209	$363,482
Dimensional US Core Equity 1 ETF	$1,897,083	$8,744	$22,063	–	–	$1,787,669	–	$1,818,476	$78,607
Dimensional US High Profitability ETF	$5,158,162	$15,014	$55,371	–	–	$4,952,649	–	$5,023,034	$135,128
Dimensional US Large Cap Value ETF	$2,499,570	$8,120	$28,943	–	–	$2,389,423	–	$2,426,486	$73,084
Dimensional US Small Cap Value ETF	$13,113,477	$51,383	$145,348	–	–	$12,454,319	–	$12,651,050	$462,427
Dimensional US Large Cap Vector ETF	$186,190	$533	$2,242	–	–	$178,615	–	$181,390	$4,800
Dimensional US Vector Equity ETF	$372,392	$1,949	$4,344	–	–	$348,815	–	$355,108	$17,284
Dimensional US Real Estate ETF	$2,827,545	$10,356	$36,795	–	–	$2,687,161	–	$2,734,312	$93,233
*	The amounts included in the table above may differ from the amounts disclosed in the Portfolios' annual financial statements due to timing differences, reconciliations and certain other adjustments.

For the fiscal year ended October 31, 2025, the Securities Lending Agent provided the following services for the Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of the Portfolios.  PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042. The audited financial statements and financial highlights of each

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Portfolio for the fiscal year ended October 31, 2025, as set forth in the Trust’s Annual Financial Statements & Other Information, including the report of PwC, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Annual Financial Statements & Other Information upon request and without charge, by contacting the Trust at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and peer fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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Exhibit A

Summary of Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting (or refraining from voting) proxies, Dimensional1 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account. 2

Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets.

Global Evaluation Framework

Dimensional’s Global Evaluation Framework sets out Dimensional’s general expectations for all portfolio companies. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process3;

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

[1]

“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

[2]	For considerations in connection with ERISA-covered clients, see the Policy and its references to requirements under ERISA.
[3]

As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

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1. Board and committee independence;

2. Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:

• The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;

• How the performance of individual directors and the board as a whole is assessed;

• The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;

• Board refreshment mechanisms;

• Director recruitment policies and procedures; and

• The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

• Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;

• Whether the portfolio company complies with market best practice with regards to refreshment mechanisms, including tenure limits; and

• Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.

Dimensional may consider a board’s diversity when evaluating the effectiveness of a portfolio company’s board refreshment process. Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood

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that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Anti-Takeover Provisions

Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post-initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.

Related-Party Transactions

Dimensional believes portfolio company related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.

Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive

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pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.

To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

In markets where components of executive remuneration, such as performance rights or options, are required to be subject to a separate shareholder vote, Dimensional will consider these proposals in line with the principles above.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Unequal Voting Rights

Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adopt or maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.

Say on Climate

Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes. If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.

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Shareholder Proposals

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

Dimensional will typically vote with management on environmental and social (E&S) shareholder proposals. In certain circumstances, including if the E&S matter may have a material impact on the portfolio company, Dimensional may determine a case-by-case analysis is warranted, in which case we will consider if supporting the proposal is likely to provide shareholders with meaningful information about a portfolio company’s handling of environmental or social risk through improved board accountability, improved policies or procedures, or improved disclosures.

Virtual Meetings

Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:

• The ability to see and hear portfolio company representatives;

• The ability to ask questions of portfolio company representatives; and

• The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.

Disclosure of Vote Results

Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.

Disclosure of Meeting Materials

Dimensional expects timely disclosure of meeting notice and materials. Dimensional may vote against individual directors or committee members if disclosure is not made with sufficient time for shareholders to consider the materials prior to the shareholder meeting.

Voting Guidelines for Environmental and Social Matters

Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such E&S proposals. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

• A description of material risks.

• A description of the process for identifying and prioritizing such risks and how frequently it occurs.

• The policies and procedures governing the handling of each material risk.

• A description of the management-level roles/groups involved in oversight and mitigation of each material risk.

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• A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.

• A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, or where a portfolio company has faced a material controversy in relation to the issue, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Political and Lobbying Activities

Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.

In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:

• The board to adopt policies and procedures to oversee political and lobbying expenditures;

• The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and

• That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.

Human Capital Management

Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.

Climate-Related Risks

Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified.

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy.

• Whether the risks are overseen by a specific committee or the full board.

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.

• The management-level roles/groups responsible for managing these risks.

• The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD), International Sustainability Standards Board (ISSB), or Sustainability Accounting Standards Board (SASB) Standards, are not being used.

• Targets used by the portfolio company to manage climate-related risks and performance against those targets.

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Human Rights

Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy

• Whether the risks are overseen by a specific committee or the full board

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed

• Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved

• The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises

• Details of violations of the policy and corrective action taken

Technology

Dimensional expects portfolio company boards to exercise oversight of the use of technology, including artificial intelligence (AI), throughout and disclose information of their handling of any associated risks, to the extent such risks could be material to the business. With respect to cybersecurity risks in particular, disclosure should include:

• Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents

• The role of management in implementing cybersecurity policies and procedures

• The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.

• Material cybersecurity incidents and remedial actions taken.

Evaluation Framework for U.S. Listed Companies

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:

• The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).

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• Failure to adequately respond to majority-supported shareholder proposals.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Age and Term Limits

Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Governance Practices:

Classified Boards

Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

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Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

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Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Indemnification and Exculpation of Directors and Officers

Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.

Advance Notice Provisions

Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:

• Require shareholder-nominated candidates to disclose information that is not required for new board-nominated candidates

• Impose unduly burdensome disclosure requirements on shareholder proponents

• Significantly limit the time period shareholders have to submit proposals or nominees

Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.

Executive and Director Compensation:

Equity-Based Compensation

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Certain practices, such as:

• multi-year guaranteed bonuses

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• excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)

• single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the Compensation Committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Corporate Actions:

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

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To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

In instances where a shareholder proposal is excluded from the meeting agenda, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. In certain instances, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis if such disclosure is lacking.

Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies

Continental Europe:

Director Election Guidelines

• Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.

• A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one-third independent.

• Executives should generally not serve on audit and remuneration committees.

• The CEO and board chair roles should generally be separate.

• Portfolio companies should comply with Directive (EU) 2022/2381 (Gender Balance on Boards of Certain Companies) Regulation 2025 to the extent transposed into national law, relevant listing rules, corporate governance codes, and market best practices with regards to board composition.

Remuneration Guidelines

Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:

• The amount paid to executives;

• Alignment between pay and performance;

• The targets used for variable incentive plans and the ex-post levels achieved; and

• The rationale for any discretion applied.

Other Market Specific Guidelines for Continental Europe

• In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.

United Kingdom:

Dimensional expects portfolio companies to follow the applicable requirements of the FCA Listing Rules, the UK Corporate Governance Code, and market best practice with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to board composition.

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Dimensional expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.

With respect to capital structure, Dimensional will consider expectations set forth in the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles and the Pensions and Lifetime Savings Association Guidelines.

Ireland:

Dimensional expects Irish-incorporated portfolio companies with their primary listing on Euronext Dublin to follow the requirements of the Irish Corporate Governance Code.

Dimensional expects Irish-incorporated companies to follow the requirements of S.I. No. 215/2015 – European Union (Gender Balance on Boards of Certain Companies) Regulations 2025 with respect to evaluating board composition.

South Africa:

Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.

Framework for Evaluating Australia and New Zealand-Listed Companies

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

When evaluating portfolio company boards, Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively, with respect to board composition. Additionally, Dimensional will generally vote against individual directors or committee members at portfolio companies with no female representation on the board. At companies listed on the S&P/NZX 20, Dimensional generally expects at least 30 percent board female representation.

CEO/Chair

Dimensional expects Australian and New Zealand portfolio companies to separate the CEO and board chair roles, with the board chair being an independent director, in line with the expectations set forth in the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively.

Auditors

Neither Australian nor New Zealand law requires the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee in both markets.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

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Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, at Australian and New Zealand portfolio companies, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1 and NZX Listing Rule 4, respectively.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Remuneration

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.

Equity-Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Dimensional may vote against the granting of equity-based awards, such as performance rights, stock options, and stock appreciation rights, to specific executives, including CEOs and Managing Directors, if also voting against the portfolio company’s remuneration report under the analysis set forth in the Executive Remuneration section of the Global Framework.

Framework for Evaluating Japan-Listed Securities

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to board composition, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.

At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

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At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, the board should be majority independent.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

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Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.

Cross-Shareholding

Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.

Shareholder Rights Plans (Poison Pills)

Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.

Framework for Evaluating Securities in Other Select Asian Markets

Uncontested Director Elections

Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.

Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.

Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.

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• All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.

• Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.

• Boards of directors of Thai, Filipino, Hong Kong, Taiwanese and mainland China portfolio companies should be at least 33% independent.

• Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.

• Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.

Dimensional expects portfolios companies to follow applicable corporate governance codes, listing standards, and local market best practices with respect to board composition.

Director Remuneration

In most Asian markets, director remuneration generally consists of both fees and bonuses.

Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.

In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.

Equity Based Remuneration

In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.

When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.

For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.

In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

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DIMENSIONAL ETF TRUST

6300 Bee Cave Road, Building One, Austin, Texas 78746
Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2026

Dimensional ETF Trust (the “Trust”) is an open-end management investment company that offers forty-one series of shares. This Statement of Additional Information (“SAI”) relates to the following portfolios (each, a “Portfolio” and collectively, the “Portfolios”):

Portfolio:	Exchange:	Ticker:
Dimensional International Core Equity Market ETF	NYSE Arca, Inc.	DFAI
Dimensional International Core Equity 2 ETF	Cboe BZX Exchange, Inc.	DFIC
Dimensional International Small Cap Value ETF	Cboe BZX Exchange, Inc.	DISV
Dimensional International Small Cap ETF	Cboe BZX Exchange, Inc.	DFIS
Dimensional International High Profitability ETF	Cboe BZX Exchange, Inc.	DIHP
Dimensional International Vector Equity ETF	NYSE Arca, Inc.	DXIV
Dimensional Emerging Core Equity Market ETF	NYSE Arca, Inc.	DFAE
Dimensional Emerging Markets High Profitability ETF	NYSE Arca, Inc.	DEHP
Dimensional Emerging Markets Value ETF	NYSE Arca, Inc.	DFEV
Dimensional Emerging Markets Core Equity 2 ETF	NYSE Arca, Inc.	DFEM
Dimensional Emerging Markets ex China Core Equity ETF	NYSE Arca, Inc.	DEXC
Dimensional World Equity ETF	NYSE Arca, Inc.	DFAW
Dimensional Global Real Estate ETF	NYSE Arca, Inc.	DFGR

This SAI is not a Prospectus but should be read in conjunction with the Prospectus of the Portfolios dated February 28, 2026, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Portfolios’ Annual Financial Statements & Other Information. A free copy of the Prospectus, annual report, and Annual Financial Statements & Other Information can be obtained by contacting your investment representative, writing to the Trust at the above address or by calling the above telephone number.

GENERAL INFORMATION

The Trust is a Delaware statutory trust organized on June 16, 2020.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Portfolio offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in large aggregations of Shares (each a “Creation Unit”).  Creation Units typically are a specified number of Shares. Generally, a Creation Unit will consist of the following number of Shares or multiples thereof:

Portfolio	Creation Unit
Dimensional International Core Equity Market ETF	100,000 Shares
Dimensional International Core Equity 2 ETF	100,000 Shares
Dimensional International Small Cap Value ETF	50,000 Shares
Dimensional International Small Cap ETF	100,000 Shares
Dimensional International High Profitability ETF	50,000 Shares

Dimensional International Vector Equity ETF	25,000 Shares

Dimensional Emerging Core Equity Market ETF	100,000 Shares
Dimensional Emerging Markets High Profitability ETF	50,000 Shares
Dimensional Emerging Markets Value ETF	100,000 Shares
Dimensional Emerging Markets Core Equity 2 ETF	100,000 Shares
Dimensional Emerging Markets ex China Core Equity ETF	50,000 Shares
Dimensional World Equity ETF	5,000 Shares
Dimensional Global Real Estate ETF	50,000 Shares

In the event of liquidation of a Portfolio, the Trust may lower the number of Shares in a Creation Unit. In its discretion, Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) reserves the right to increase or decrease the number of a Portfolio’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Portfolio, and to make a corresponding change in the number of Shares constituting a Creation Unit. Each Portfolio may issue Creation Units of its Shares to Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments), together with the deposit of a specified cash payment and applicable fees as described below. Shares of the Portfolios are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), except for the shares of the Dimensional International Core Equity 2, Dimensional International Small Cap Value, Dimensional International Small Cap and Dimensional International High Profitability ETFs, which are listed and trade on Cboe BZX Exchange, Inc. (“Cboe” and together with NYSE Arca, the “Exchange”), each a national securities exchange. Shares of the Portfolios are traded in the secondary market and elsewhere at market prices that may be at, above or below a Portfolio’s NAV. Shares of the Portfolios are redeemable only in Creation Units by Authorized Participants in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments) together with a specified amount of cash and applicable fees as described below.

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Portfolio in connection with creations and redemptions of Shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

Each Portfolio is a separate series of the Trust, and each Share of a Portfolio represents an equal proportionate interest in the Portfolio.  All consideration received by the Trust for a Portfolio’s Shares and all assets of a Portfolio belong solely to that Portfolio and would be subject to liabilities related thereto.

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EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Portfolio will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the Shares of a Portfolio under any of the following circumstances: (i) if the Exchange becomes aware that the Portfolio is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if the Portfolio no longer complies with the requirements set forth in the relevant listing standards of the Exchange; (iii) with respect to NYSE Arca listed Portfolios, if following the initial 12-month period beginning upon the commencement of trading of the Portfolio, there are fewer than 50 beneficial holders of the Shares; (iv) with respect to Cboe listed Portfolios, if following the initial 12-month period beginning upon the commencement of trading of the Portfolio, there are fewer than 50 beneficial holders of the Shares for at least 30 consecutive trading days; or (v) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Portfolio from listing and trading upon termination of the Portfolio.

As is the case with other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of a Portfolio in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Portfolio.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Portfolio.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Portfolio on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Portfolios’ distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Portfolio are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The Advisor or its affiliates may purchase and resell shares of a Portfolio through a broker-dealer to “seed” a Portfolio as it is launched, or may purchase and resell shares of a Portfolio from other broker-dealers that have previously provided “seed” capital for a Portfolio when it was launched, or otherwise in secondary market transactions.

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PORTFOLIO CHARACTERISTICS, POLICIES AND INVESTMENT PROCESS

Dimensional World Equity ETF is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional. The series of the Trust in which the Dimensional World Equity ETF may invest are referred to as the “Underlying Funds.” The Underlying Funds in which the Dimensional World Equity ETF may invest are the Dimensional US Core Equity 1 ETF, Dimensional US Core Equity 2 ETF, Dimensional International Core Equity 2 ETF, Dimensional Emerging Markets Core Equity 2 ETF, and Dimensional Global Real Estate ETF.

The following information supplements the information set forth in the Prospectus of the Portfolios. Unless otherwise indicated, the following information applies to each Portfolio (for Dimensional World Equity ETF, through its investment in its Underlying Funds). Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Dimensional serves as investment advisor to each of the Portfolios and Underlying Funds. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each of the Portfolios and Underlying Funds is diversified under the federal securities laws and regulations.

Because the structure of the Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between investment companies and their affiliates might become applicable.

Each of the Portfolios has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s NAV. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s NAV. Additionally, if a Portfolio changes its 80% non-fundamental policy, the Portfolio will notify shareholders at least 60 days before the change and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in its Prospectus.

With respect to each Portfolio (other than the Dimensional Global Real Estate ETF), the Advisor has adopted a process that monitors environmental, social, and governance news and large share price movements of eligible portfolio companies to identify issuers whose future financial data may be negatively impacted to a significant degree by environmental, social, or governance factors. The Advisor may use third party tools to assist in filtering news focused on environmental, social and governance issues. Companies that are identified through this process are escalated to the members of the Advisor’s portfolio management team for further evaluation. After review, if the portfolio management team determines that an issuer’s future financial data is likely to be significantly impacted, the issuer may be underweighted, temporarily excluded from further investment, or divested from a Portfolio.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Portfolios, and in the case of Dimensional World Equity ETF, the Underlying Funds, with respect to brokerage commissions. The Portfolios will incur brokerage costs when engaging in portfolio transactions for securities. However, the Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of other investment companies managed by the Advisor.

The following table reports brokerage commissions paid by the Portfolios during the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023.

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	FISCAL YEAR ENDED 2025	FISCAL YEAR ENDED 2024	FISCAL YEAR ENDED 2023
Dimensional International Core Equity Market ETF	$453,164	$222,411	$181,376
Dimensional International Core Equity 2 ETF	$396,491	$424,874	$173,097
Dimensional International Small Cap Value ETF	$362,336	$259,202	$92,032
Dimensional International Small Cap ETF	$338,600	$184,188	$51,457
Dimensional International High Profitability ETF	$313,875	$221,047	$87,617
Dimensional International Vector Equity ETF[1]	$6,512	$3,029	N/A
Dimensional Emerging Core Equity Market ETF	$769,746	$759,594	$668,979
Dimensional Emerging Markets High Profitability ETF	$47,421	$79,483	$62,574
Dimensional Emerging Markets Value ETF	$252,809	$239,581	$186,456
Dimensional Emerging Markets Core Equity 2 ETF	$920,324	$1,026,762	$973,726
Dimensional Emerging Markets ex China Core Equity ETF[4]	$96,248	N/A	N/A
Dimensional World Equity ETF[2]	$409	$723	$6
Dimensional Global Real Estate ETF[3]	$48,832	$65,498	$38,922

1 The Portfolio commenced operations on September 10, 2024.

2 The Portfolio commenced operations on September 26, 2023.

3 The Portfolio commenced operations on December 6, 2022.

4 The Portfolio commenced operations on November 13, 2024.

Portfolio transactions of the Portfolios will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission, if any, being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios that they sub-advise.

Subject to the duty to seek to obtain best price and execution, transactions of the Portfolios may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by the Portfolios may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolios with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement for each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good

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faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2025, the Portfolios and the Advisor did not through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, direct any Portfolio's brokerage transactions to a broker because of research services provided.

The Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio during the fiscal year ended October 31, 2025, as well as the value of such securities held by the Portfolio as of October 31, 2025.

Portfolio	Broker or Dealer	Value of Securities
Dimensional International Core Equity Market ETF	UBS Group AG	$47,886,359
	Macquarie Group, Ltd.	$17,219,328

Dimensional International Core Equity 2 ETF	UBS Group AG	$23,049,214

Dimensional International Vector Equity ETF	UBS Group AG	$167,825
	Canaccord Genuity Group, Inc.	$42,805
	Macquarie Group, Ltd.	$10,731
	Euroz Hartleys Group, Ltd.	$114

To the extent creation or redemption transactions are conducted fully or partially on a cash or “cash in lieu” basis, a Portfolio may contemporaneously transact with broker-dealers for the purchase or sale of securities in connection with such transactions. Such trades may be placed with the Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer. With respect to the trades, the Authorized Participant may be responsible for costs associated with purchasing any securities using the cash proceeds from the creation or may be responsible for the cost associated with selling any securities to raise the cash needed for the redemption.

Specifically, following a Portfolio’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Price Guarantee”). Whether the execution of the order is at a price at least as favorable to the Portfolio will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Portfolio’s valuation of the securities, the Portfolio will be entitled to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and the Authorized Participant will be required to pay the full amount of the actual execution transaction, up to the Maximum Additional Charge for Creations listed in the table in the “Creation and Redemption of Creation Units” section of this SAI .

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An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs), up to the Maximum Additional Charge for Redemptions listed in the table in the “Creation and Redemption of Creation Units” section of this SAI.

For creation and redemption orders where a Price Guarantee is not applicable, a Portfolio reserves the right to charge a preset “Variable” fee for the cash or cash in lieu proceeds from those create and redeem orders. The Authorized Participant agrees to pay the fee, which represents the estimated costs related to purchasing or selling securities, and may include commissions, fees, taxes, foreign exchange, or other costs related to executing the Portfolio’s transactions. The Variable fee is subject to periodic review and adjustment. The fee is only made available to Authorized Participants and Market Makers but will not exceed the Maximum Additional Charge for Creations or Maximum Additional Charge for Redemptions listed in the tables in the “Creation and Redemption of Creation Units” section of this SAI.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

1) borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

2) make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

5) purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

6) engage in the business of underwriting securities issued by others;

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7) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies), except that the Dimensional Global Real Estate ETF shall invest more than 25% of its total assets in securities of companies in the real estate industry; or

8)  issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

With respect to the investment limitation described in (1) above, the Portfolios will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities under the conditions and restrictions described in the Portfolios’ Prospectus. Investment limitation (2) above also does not, among other things, prevent the Portfolios from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC. Inasmuch as Dimensional World Equity ETF only holds shares of Underlying Funds, the Portfolio does not intend to lend those shares.

In applying the investment limitation described in (7) above, a Portfolio will consider the investments of other investment companies in which the Portfolio invests to the extent it has sufficient information about the holdings of such investment companies.

With respect to the investment limitation described in (8) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Trust’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Trust has implemented the Liquidity Program, and the Board, including a majority of the disinterested Trustees, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of a Portfolio’s investments, if applicable, and monitoring compliance with the 15% limit on illiquid investments.

Pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, the Advisor may consider the number of dealers making a market in such securities when determining whether a liquid market exists. After purchase, the Portfolios will continue to monitor the liquidity of Rule 144A securities.

Notwithstanding any of the above investment limitations, each of the Dimensional International Vector Equity, Dimensional Emerging Core Equity Market, Dimensional Emerging Markets High Profitability, Dimensional Emerging Markets Value, Dimensional Emerging Markets Core Equity 2, Dimensional Emerging Markets ex China Core Equity, and Dimensional Global Real Estate ETFs may establish subsidiaries or other similar

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vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by the Portfolio to be advisable. A Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under a Portfolio’s investment strategies. Except with respect to a Portfolio’s limitation on borrowing, illiquid investments, or as otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of the Portfolios with respect to futures contracts, it should be understood that with respect to Dimensional World Equity ETF, the discussion relates to both the Portfolio itself and the Underlying Funds in which it may invest.

Each Portfolio and Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolios and Underlying Funds, however, do not intend to sell futures contracts to establish short positions in individual securities.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio or Underlying Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. A Portfolio or Underlying Fund also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio or Underlying Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio or Underlying Fund expects to earn income on its margin deposits.

At any time prior to the expiration of a futures contract, a Portfolio or Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio or Underlying Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio or Underlying Fund to substantial losses. In such event, and in the event of adverse price movements, the Portfolio or Underlying Fund would be required to make daily cash payments of variation margin. In such situations, if the Portfolio or Underlying Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio or Underlying Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio or Underlying Fund.

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FOREIGN CURRENCY TRANSACTIONS

The Portfolios and certain of the Underlying Funds may enter into foreign currency exchange transactions in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.  The Portfolios and Underlying Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The Portfolios or Underlying Funds may enter into a foreign currency exchange transaction in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, the Portfolios or Underlying Funds may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

At the maturity of a forward currency contract, the Portfolios and Underlying Funds may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the Portfolios and Underlying Funds may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts may be effected with a counterparty other than the counterparty to the original forward contract.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolios and Underlying Funds. To the extent the Portfolios and Underlying Funds engage in forward currency contracts to generate current income, the Portfolios and Underlying Funds will be subject to these risks which the Portfolios and Underlying Funds might otherwise avoid (e.g., through use of hedging transactions).

The use of foreign currency exchange transactions may not benefit the Portfolios and Underlying Funds if exchange rates move in an unexpected manner. In addition, these techniques could result in a loss if the counterparty to a transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. These transactions also involve settlement risk, which is the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty.

SWAPS

The Portfolios and Underlying Funds also may enter into equity swaps, including total return swaps and dynamic portfolio total return swaps (“DTRS”). In a standard swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on a predetermined asset (or group of assets) which may be adjusted for transaction costs, interest payments, dividends paid on the reference asset or other factors. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” for example, the increase or decrease in value of a particular dollar amount invested in the asset. The Portfolios and Underlying Funds may use equity swaps to invest in a market without owning or taking physical custody of securities, including in circumstances where direct investment may be restricted or is otherwise deemed impractical or disadvantageous.

Equity total return swaps can create long or short economic exposure to an underlying equity security, or to a basket of securities. Equity swap contracts may be structured in different ways. For example, under an equity total return swap contract, one party may agree to make payments to another based on the total economic performance of a notional amount of the underlying security or securities (including dividends and changes in market value) during a specified period, in return for periodic payments based on the application of a fixed or variable interest rate to the same notional amount. The purchaser of a long total return swap is paid the amount of any increase in value and

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pays the amount of any decrease in value, while the purchaser of a short total return swap is paid the amount of any decrease and pays the amount of any increase.

The Portfolios and Underlying Funds may enter into swaps, including DTRS, in order to access a specific equity market without purchasing or selling the underlying securities represented in the DTRS. DTRS are designed to replicate the performance of an underlying reference asset such as a portfolio of equities or ETFs. For example, the issuer of the DTRS agreement may agree to pay a Portfolio or Underlying Fund an amount equal to the performance of the underlying equities in a given period netted against a floating rate plus a spread or a fixed rate in the same period paid to the issuer by the Portfolio or Underlying Fund. The reference rate for the floating rate is typically based on an official interbank benchmark rate. The cash flows in a DTRS may be exchanged at maturity or periodically at each reset (e.g., monthly or quarterly). No notional amounts are exchanged at the start or at the maturity of the DTRS. In addition, pursuant to the terms of a DTRS, the underlying equities can be traded in the course of the day thereby changing the composition of the underlying equity portfolio, which provides a Portfolio or Underlying Fund with the ability to vary the market exposure obtained through investment in the DTRS. DTRS are subject to transaction costs, financing costs and other fees which will be borne by the Portfolio or Underlying Fund in connection with its investments in these instruments.

The swaps in which the Portfolios and Underlying Funds invest involve greater risks than if the Portfolios and Underlying Funds had invested in the reference assets directly, since, in addition to general market risks, these instruments are subject to counterparty risk, valuation risk, illiquidity risk and interest rate risk, among other risks. Adverse changes in market values, interest rates and currency exchange rates, or in the creditworthiness of swap counterparties and the issuers of the underlying assets may negatively affect the investment performance of a Portfolio or Underlying Fund and the investment performance of the Portfolio or Underlying Fund may be less favorable than it would have been if these investment techniques were not used. Swaps carry counterparty risks that cannot be fully anticipated. A Portfolio's or Underlying Fund's ability to realize a profit from swaps transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Portfolio or Underlying Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses to a Portfolio or Underlying Fund. If a default occurs by the other party to such transaction, the Portfolio or Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. In addition, the Portfolios and Underlying Funds may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty, regardless of whether the counterparty has defaulted. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. Under certain circumstances, suitable transactions may not be available to a Portfolio or Underlying Fund, or the Portfolio or Underlying Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Moreover, participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Portfolios' or Underlying Funds' swaps transactions in accordance with the Trust's Liquidity Program.

As described above, some types of swap agreements, including DTRS, are negotiated bilaterally with a swap dealer and traded OTC between the two parties (“uncleared swaps”), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (“cleared swaps”), and may be traded on swap execution facilities (“exchanges”). Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, the Portfolio or Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, as noted above, a Portfolio or Underlying Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's or Underlying Fund's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the

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clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio or Underlying Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio or Underlying Fund has an open position, or the central counterparty in a swap contract. The assets of the Portfolio or Underlying Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio or Underlying Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, the Portfolio or Underlying Fund is also subject to the risk that the FCM could use the Portfolio's or Underlying Fund's assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Advisor and the Trust do not consider a Portfolio's or Underlying Fund's obligations under swap contracts senior securities and, accordingly, the Portfolios and Underlying Funds will not treat them as being subject to the Portfolios' or Underlying Funds' borrowing or senior securities restrictions to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder. To the extent that a Portfolio or Underlying Fund cannot dispose of a swap in the ordinary course of business within seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio or Underlying Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's or Underlying Fund's net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to the Portfolios and Underlying Funds, may increase the cost of the Portfolios' or Underlying Funds' investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's or Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

PARTICIPATORY NOTES

The Dimensional Emerging Core Equity Market ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, Dimensional Emerging Markets Core Equity 2 ETF, Dimensional Emerging Markets ex China Core Equity ETF, Dimensional World Equity ETF, Dimensional Global Real Estate ETF, and Dimensional International Vector Equity ETF may invest in equity access products and instruments that have economic characteristics similar to equity securities, such as participation notes (also known as participatory notes) or other structured instruments that may be developed from time to time (collectively, “structured instruments”).

Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity security, basket of securities, or market. The local branch or

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broker-dealer will usually place the local market equity securities in a special purpose vehicle, which will issue instruments that reflect the performance of the underlying equity securities. The performance of the special purpose vehicle generally carries the unsecured guarantee of the sponsoring bank or broker-dealer. This guarantee does not extend to the performance or value of the underlying local market equity securities. For purposes of a Portfolio's fundamental industry concentration policy, the Portfolio applies the restriction by reference to the industry of the issuer of the underlying equity securities and not the industry of the issuer of a structured instrument.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying equity security, basket of securities, or market may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate.

Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing a Portfolio's turnover rate, transaction costs and tax liability. Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose a Portfolio to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects a Portfolio to counterparty risk (and this risk may be amplified if a Portfolio purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS

The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios and Underlying Funds described in this SAI, and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios and Underlying Funds. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolios or Underlying Funds, or this SAI.

The terms of the commodity pool operator (“CPO”) exclusion require that each Portfolio and Underlying Fund, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires each Portfolio and Underlying Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio or Underlying Fund (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s or Underlying Fund's commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s or Underlying Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Portfolio or Underlying Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Portfolio or Underlying Fund can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio or Underlying Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Portfolio or Underlying Fund, the Portfolio or Underlying Fund may incur additional compliance and other expenses.

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FOREIGN ISSUERS

The Portfolios may acquire and sell securities issued by non-U.S. issuers. There are substantial risks associated with investing in the securities issued by governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the risks inherent in U.S. investments. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. There is also the risk of substantially more government involvement in the economy in foreign countries, as well as, the possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may limit the ability of a Portfolio or Underlying Fund to invest in foreign issuers.

Significantly, there is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments. There is no assurance that the Advisor will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A Portfolio or Underlying Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. To the extent that a Portfolio or Underlying Fund invests a significant portion of its assets in a specific geographic region or country, a Portfolio or Underlying Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. In addition, economies of some emerging market countries may be based on only a few industries and may be highly vulnerable to changes in local or global trade conditions. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. A Portfolio or Underlying Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S., other nations or other governmental entities (including supranational entities) with respect to certain countries or issuers in various sectors of certain foreign countries may limit a Portfolio's or Underlying Fund's investment opportunities, impairing the Portfolio's or Underlying Fund's ability to invest in accordance with its investment strategy and/or to meet its investment objective, as well as adversely impacting the value of the impacted investments. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible for the Advisor to predict. Such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain countries or issuers could result in: (i) an immediate freeze on certain securities, impairing the ability of a Portfolio or Underlying Fund to buy, sell, receive or deliver those securities; or (ii) other limitations on a Portfolio's or Underlying Fund's ability to invest or hold such securities.

Emerging markets

Dimensional Emerging Core Equity Market ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, Dimensional Emerging Markets Core Equity 2 ETF, Dimensional Emerging Markets ex China Core Equity ETF, Dimensional World Equity ETF, and Dimensional Global Real Estate ETF may invest in securities from issuers located in emerging markets. Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its

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agencies or instrumentalities) of emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict a Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems which may limit the rights and remedies available to a Portfolio against an issuer and with respect to the enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy which could limit reliable access to capital; (vi) higher degree of corruption and fraud and potential for market manipulation; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries; and (ix) differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards that could impede the Advisor’s ability to evaluate issuers.

In addition, many emerging market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of these countries. Moreover, the economies of some emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position.

A Portfolio may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed foreign markets. Currency and other hedging techniques may not be available or may be limited. The local taxation of income and capital gains accruing to nonresidents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Portfolio could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. Custodial services and other investment-related costs in emerging market countries are often more expensive, compared to developed foreign markets and the U.S., which can reduce a Portfolio's income from investments in securities or debt instruments of emerging market country issuers.

Some emerging market currencies may not be internationally traded or may be subject to strict controls on foreign investment by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including a Portfolio's securities, denominated in that currency. Some emerging market governments restrict currency conversions and/or set limits on repatriation of invested capital. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be different than the actual market values and may be adverse to a Portfolio's shareholders.

INVESTMENTS IN THE CHINA REGION

There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party (“CCP”) or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, confiscatory or punitive taxation, withholding and other foreign taxes on

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income or other amounts, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

In addition, investments in China and Taiwan could be adversely affected by their political and economic relationship with each other. China’s relations with Taiwan are severely strained and subject to the risk of rapid deterioration due to territorial disputes, defense and other security concerns. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The value of investments in China and Taiwan, including derivative positions, may be adversely affected by territorial disputes between China and Taiwan. The Chinese and Hong Kong economies are also vulnerable to the disagreements between China and Hong Kong related to integration, which may result in economic disruption.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, the People’s Republic of China (“PRC”), including Hong Kong, as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC, including Hong Kong, as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured, or supplied by persons owned by, controlled by, or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons.

A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional sanctions, tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies, each of which may negatively impact the Chinese economy generally or the specific Chinese companies or industries. China has experienced controversies in human rights abuses related to religious and nationalist groups. In 2021, the U.S. passed the Uyghur Forced Labor Prevention Act responding to information concerning the PRC’s treatment of the Uyghurs and other ethnic minorities in the Xinjiang Uyghur Autonomous Region. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy and result in sudden and significant investment losses. The economy of China has experienced significant growth in recent decades, which has been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth. More recently, the Chinese economy has experienced deflation and a significant slowdown in growth, including declines in property values and increased defaults, weak consumer demand, increased youth unemployment and declines in exports and manufacturing. The Chinese government has implemented policies attempting to increase growth and stabilize the housing market, but it is unclear whether those efforts will be successful. In recent years, the Chinese central and local governments, households and corporations have incurred significant levels of debt, raising concerns of the possibility that widespread defaults could occur and trigger a financial crisis, which could significantly decrease the value and liquidity of Chinese investments.

Investments in Stock Connect. Dimensional Emerging Core Equity Market ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, Dimensional Emerging Markets Core Equity 2 ETF, Dimensional World Equity ETF, and Dimensional Global Real Estate ETF may invest in China A-shares through Stock Connect. Investing in China A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to a Portfolio. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude a Portfolio's ability to invest in China A-shares through the Stock Connect program. Trading through Stock Connect may require pre-validation of cash or securities prior to acceptance of orders. This requirement may limit a Portfolio's ability to dispose of its A-shares purchased through Stock Connect in a timely

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manner. Beginning December 31, 2024, through early January 2025, the China Securities Regulatory Commission (“CSRC”) and the Shanghai and Shenzhen stock exchanges barred several major mutual fund companies from selling shares on a net basis on any day in response to CCP leadership calls to stabilize the Chinese equity market. Although the CSRC has since lifted the restriction, there can be no guarantee that trading in Chinese securities will be free from CCP interference or manipulation in the future.

A primary feature of the Stock Connect program is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, a Portfolio's investments in Stock Connect China A-shares are generally subject to the securities regulations and listing rules of the PRC, among other restrictions. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, the Shanghai and Shenzhen markets may be open at a time when Stock Connect is not trading, with the result that prices of China A-shares may fluctuate at times when a Portfolio is unable to add to or exit its position, which could adversely affect a Portfolio's performance.

Changes in the operation of the Stock Connect program may restrict or otherwise affect a Portfolio's investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices. These risks are heightened generally by the developing state of the PRC’s investment and banking systems and the uncertainty about the precise nature of the rights of equity owners and their ability to enforce such rights under Chinese law. Abuses in accounting, auditing, and financial reporting of China-based firms and companies have resulted in disciplinary actions and sanctions by regulatory bodies such as the Public Company Accounting Oversight Board (“PCAOB”). An investment in China A-Shares is also generally subject to the risks identified under “Emerging Markets,” and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China.

Investments in Variable Interest Entities (“VIEs”). Dimensional Emerging Core Equity Market ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, Dimensional Emerging Markets Core Equity 2 ETF, Dimensional World Equity ETF, and Dimensional Global Real Estate ETF may have investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as VIEs, that operate in sectors in which China restricts and/or prohibits foreign investments. These investments may present additional risks. In a VIE structure, foreign investors, such as a Portfolio, will only own stock in a shell company rather than directly in the Chinese company, known as the VIE. The VIE must be owned by Chinese nationals (and/or Chinese companies), which are typically the VIE’s founders, to obtain the licenses and/or assets required to operate in certain restricted and/or prohibited sectors in China. The value of the shell company is therefore derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The shell company is typically set up in an offshore jurisdiction, such as the Cayman Islands, and enters into the service and other contracts with the VIE through a wholly foreign-owned enterprise based in China. The VIE structure is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts and/or prohibits foreign investments, such as internet, media, education and telecommunications.

While VIEs are a longstanding industry practice that is well known to Chinese officials and regulators, historically they have not been formally recognized under Chinese law and regulations regarding the structure are evolving. Effective March 31, 2023, the China Securities Regulatory Commission (CSRC) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create and/or operate VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement either.

It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the VIE structure, generally, or with respect to certain industries, or limit VIEs’ ability to pass through economic and governance rights to foreign individuals and entities. The contractual arrangements with the VIE also may not be as effective in providing operational control as direct equity ownership. The Chinese equity owner(s) of a VIE could decide to breach the contractual arrangements and may have conflicting interests and fiduciary duties as compared to foreign

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investors in the shell company. Further, any breach or dispute under these contracts will likely fall under Chinese jurisdiction and law. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts through Chinese courts and/or arbitration bodies, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect a Portfolio's returns and net asset value.

In addition, foreign companies with securities listed on U.S. securities exchanges, including those that utilize VIE structures, may be delisted if they do not meet the requirements of the listing exchange, the Public Company Accounting Oversight Board or the U.S. government, which could significantly decrease the liquidity and value of such investments.

GENERAL MARKET AND GEOPOLITICAL RISKS

The value of a Portfolio’s or Underlying Fund’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, economic sanctions and tariffs, regulatory events and governmental or quasi-governmental actions, among others. Natural and environmental disasters, including weather-related phenomena, also can be highly disruptive to economies and markets and can adversely affect individual issuers, sectors, industries, markets, countries or regions, currencies, interest and inflation rates, credit ratings, and investor sentiment. The occurrence of U.S. and global events similar to those in the last few decades (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and/or overall market uncertainty or reduced liquidity with respect to particular issuers, countries or regions, and may have long term effects on both the U.S. and global economies and financial markets. The negative impacts may be particularly acute in certain sectors, countries or regions. The timing and duration of any such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for a Portfolio or Underlying Fund. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios and Underlying Funds that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty regarding the ramifications of the United Kingdom’s (UK) vote to exit the European Union (EU) in June 2016 (Brexit). On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Portfolio’s or Underlying Fund's investments.

In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro could decline significantly and unpredictably. Other

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economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Portfolio’s or Underlying Fund's investments.

CASH MANAGEMENT PRACTICES

The Portfolios and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio or Underlying Fund may make cash investments for temporary defensive purposes during periods in which market, economic, or political conditions warrant. In addition, a Portfolio or Underlying Fund may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolios and Underlying Funds may invest cash in short-term repurchase agreements, fixed income securities, such as money market instruments, index futures contracts and options thereon, and shares of affiliated and unaffiliated registered and unregistered money market funds. The Portfolios and certain of the Underlying Funds may also invest cash in freely convertible currencies. With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

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WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Portfolio and Underlying Fund may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued, and the commitment cancelled.  In addition, each Portfolio or Underlying Fund may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio or Underlying Fund contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time.  Each Portfolio or Underlying Fund may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Portfolio or Underlying Fund enters into a when-issued, delayed delivery, to-be-announced, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Portfolio or Underlying Fund committed to pay or receive for the security.  A Portfolio or Underlying Fund will lose money if the value of a purchased security falls below the purchase price and a Portfolio or Underlying Fund will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

EXCHANGE TRADED FUNDS

The Portfolios and Underlying Funds may invest in exchange traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest may be passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The goal of a passively managed ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of such ETFs. The Portfolios and Underlying Funds also may invest in actively managed ETFs managed by the Advisor that seek to outperform a particular index, sector, market or global segment. Investment in an actively managed ETF is subject to the risk that the investment adviser to the ETF selects investments for the ETF that underperform and the ETF does not meet its investment objective. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Portfolios and Underlying Funds with the expectation that they will be held for longer than one year. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

TRUSTEES AND OFFICERS

Trustees

Organization of the Board

The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. The Board elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust. The Board of the Trust is comprised of two interested Trustees and eight disinterested Trustees. Gerard K. O’Reilly, an interested Trustee, is Chairman of the Board. The disinterested Trustees of the Board designated Ingrid M. Werner as the lead disinterested Trustee. As the lead disinterested Trustee, Ms. Werner, among other duties: acts as a principal contact for management for communications to the disinterested Trustees in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the

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disinterested Trustees; raises issues and discusses ideas with management on behalf of the disinterested Trustees in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Trustees (other than Committee meetings, which are chaired by the respective Committee Chairperson, if applicable). David G. Booth serves as Chairman Emeritus to the Board. The Board has designated David G. Booth, a former Chairman of the Trust, to serve as Chairman Emeritus to the Board in recognition of his years of service to both the Trust and Advisor. The Chairman Emeritus, which is a non-voting position, provides advice and counsel to the Trustees in connection with the Trustees’ management of the business and affairs of the Trust. The Board believes the existing Board structure for the Trust is appropriate because it provides the disinterested Trustees with adequate influence over the governance of the Board and the Trust, while also providing the Board with the invaluable insight of the interested Trustees, who, as both officers of the Trust and the Advisor, participate in the day-to-day management of the Trust’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Trustee in order to provide an opportunity to contact Trust management and/or the disinterested Trustees’ independent counsel regarding agenda items. In addition, the disinterested Trustees regularly communicate with Mr. O’Reilly and Mr. Butler regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Trust meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Trustees meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating and Governance Committee (the “Nominating Committee”), and Mutual Funds-ETF Relations Committee are composed entirely of disinterested Trustees. As described below, through these Committees, the disinterested Trustees have direct oversight of the Trust’s accounting and financial reporting policies, the selection and nomination of candidates to the Board, and the operation and expense allocations of the portfolios of the Trust. The Investment Strategy Committee (the “Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Trust and the performance of its series.

The Board’s Audit Committee is comprised of Reena Aggarwal, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner. The Audit Committee for the Board oversees the Trust’s accounting and financial reporting policies and practices, the Trust’s internal controls, the Trust’s financial statements and the independent audits thereof, and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Trust’s independent registered public accounting firm and also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board’s Nominating Committee is comprised of Ingrid M. Werner, Reena Aggarwal, Douglas W. Diamond, Francis A. Longstaff and Heather E. Tookes. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Trustees and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the disinterested Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, Stefan Nagel, and Heather E. Tookes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Trust, (ii) reviews performance of existing series of the Trust, and discusses and recommends possible enhancements to the series’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each series, and (iv) considers issues relating to investment services for each series of the Trust. There were three Strategy Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

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The Mutual Funds-ETF Relations Committee is comprised of Reena Aggarwal, Darrell Duffie, Stefan Nagel, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the Portfolios or changes to the existing expense allocations among the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”), and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and the ETFs in the DFA Fund Complex (defined below). There were three Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board of the Trust, including all of the disinterested Trustees, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Trust.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Trust management and the Advisor. These reports address certain investment, valuation, liquidity, derivatives and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Trust.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Trust’s series. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the series. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a series and such change could have a significant impact on the series’ risk profile, the Advisor will present such change to the Board for its approval.

With respect to valuation, the Advisor and the Trust’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review the Advisor’s fair valuation process. Such reports also include information concerning illiquid and any worthless securities held by each series. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each series’ year-end financial statements.

With respect to liquidity risk, the Board oversees the Trust’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as required by the Liquidity Rule, the Board, including a majority of the disinterested Trustees, approved the Trust’s Liquidity Program, which is reasonably designed to assess and manage the Trust’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

With respect to derivatives risk, the Board approved the designation of the Derivatives Risk Manager (“DRM”), which is responsible for administering the derivatives risk management program (“DRMP”) for the portfolios that are required to adopt and implement a DRMP. The Board regularly receives written reports from the DRM regarding the implementation of the DRMP, including on a quarterly and annual basis, and meets with the DRM on a periodic basis.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Trust’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Trustees meet in executive

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session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Trust’s Board adopts compliance policies and procedures for the Trust and receives information about the compliance procedures in place for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Trustee Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Trust, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Trust’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Trust’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.

While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Trust’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. Such recommendations shall be directed to the Secretary of the Trust at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Trust that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Trust’s Board believes that each Trustee currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that each Trustee had professional experience in areas of importance for investment companies. The Board considered that each disinterested Trustee held an academic position in the areas of finance or accounting. Reena Aggarwal, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Heather E. Tookes, Stefan Nagel, and Ingrid M. Werner are each Professors of Finance, while Abbie J. Smith is a Professor of Accounting. The Board also noted that Reena Aggarwal, Darrell Duffie, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner each had experience serving as a director or trustee on the boards of operating companies and/or other investment companies. In

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addition, the Board considered that Gerard K. O’Reilly and David P. Butler contributed valuable experience due to their positions with the Advisor.

Certain biographical information for each disinterested Trustee and each interested Trustee of the Trust is set forth in the tables below, including a description of each Trustee’s experience as a Trustee of the Trust and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Trustee	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

165 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2016) and Director, Nuveen Churchill Direct Lending (business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds).

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Trustee	Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979).	165 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Trustee	Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984). Formerly, Consultant, Keystone Strategy, LLC (litigation consulting firm) (2025).	165 portfolios in 5 investment companies	Formerly, Director, TNB Inc. (bank) (2020-2025).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Trustee	Since 2021

Allstate Professor of Insurance and Finance and Distinguished Professor, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				165 portfolios in 5 investment companies	None

23

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Stefan Nagel University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1973	Trustee	Since 2024

Fama Family Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 2017); President (since 2025), and formerly, President-Elect (2024-2025) and Vice President (2022-2024), Western Finance Association (global association of academic researchers and practitioners in finance) (since 2022). Formerly, Executive Editor, Journal of Finance (2016-2022), and formerly, Consultant, The Northern Trust Company (since 2023).

				165 portfolios in 5 investment companies	Formerly, Director, Center for Research in Security Prices, LLC (provider of historical data on securities prices and investable indexes) (2024-2025).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Trustee	Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	165 portfolios in 5 investment companies

Director, Audit Committee member, and formerly, Audit Committee Chair, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee (since 2009) and Audit Committee member (since 2022), UBS Funds (2 investment companies within the fund complex) (9 portfolios). Formerly, Director (2000-2025) and Audit Committee Chair (2019-2022), HNI Corporation (office furniture).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	165 portfolios in 5 investment companies

Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, Payoneer Inc. (digital payments) (2021-2023).

24

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Trustee	Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998); Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018); Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014); Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017); and Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022); formerly, Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (2020-2023); and formerly, Chair, Economic Advisory Committee, FINRA (2017-2024).

				165 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Trustee Co-Chief Executive Officer	Trustee since 2021 Co-Chief Executive Officer since 2020

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), the Trust (since 2020), and Dimensional Funds Trust (since 2025); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.

				165 portfolios in 5 investment companies	None
Gerard K.	Chairman	Chairman	Co-Chief Executive Officer (since 2017), Co-Chief	165	None

25

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	and Trustee Co-Chief Executive Officer and Co-Chief Investment Officer	and Trustee since 2021 Co-Chief Executive Officer since 2020 Co-Chief Investment Officer since February 2024

Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of the DFA Entities; Co-Chief Executive Officer (since 2020), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2020 – February 2024) of the Trust; Co-Chief Executive Officer and Co-Chief Investment Officer of Dimensional Funds Trust (since 2025); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Fund Advisors Canada ULC; Director (since 2017), Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2017 – February 2024) and Vice President (since 2014) of DFA Australia Limited; Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2018 – February 2024) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Holdings, LLC; Director and Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024) and Chief Investment Officer (2017 – February 2024) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), Dimensional Ireland Limited (since 2018), and Dimensional Funds ICAV (since 2025). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).

portfolios in 5 investment companies

1  Each Trustee holds office for an indefinite term until his or her successor is elected and qualified. The Independent Trustees have, however, adopted a retirement policy that permits each Independent Trustee to serve until December 31st of the year in which the Independent Trustee turns 75. The Board may determine to extend the term of an Independent Trustee on a case-by-case basis, as appropriate.

2  Each Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Trust, DEM; DFAIDG; DIG; and DFAITC. Each disinterested Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Portfolios and in all five registered investment companies in the DFA Fund Complex as of December 31, 2025 is set forth in the chart below.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Disinterested Trustees:
Reena Aggarwal	None	None Directly; Over $100,000 in Simulated Funds*

26

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*
Darrell Duffie	None	$10,001-$50,000
Francis A. Longstaff	None	None
Stefan Nagel	Dimensional International Small Cap Value ETF – Over $100,000	Over $100,000; $50,001 - $100,000 in Simulated Funds*
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Heather E. Tookes	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	Dimensional International Core Equity Market ETF – $50,001-$100,000 Dimensional Emerging Core Equity Market ETF – $10,001-$50,000	Over $100,000; Over $100,000 in Simulated Funds*
Interested Trustees:
David P. Butler

Dimensional International Core Equity 2 ETF – Over $100,000

Dimensional International Small Cap Value ETF – Over $100,000

Dimensional International High Profitability ETF – Over $100,000

Dimensional International Vector Equity ETF – Over $100,000

Dimensional Emerging Markets High Profitability ETF – Over $100,000

Dimensional Emerging Markets Value ETF – Over $100,000

Dimensional Emerging Markets Core Equity 2 ETF – Over $100,000

Over $100,000
Gerard K. O’Reilly	Dimensional International Core Equity Market ETF – Over $100,000 Dimensional Emerging Core Equity Market ETF – Over $100,000	Over $100,000

* As discussed below, the compensation to certain of the disinterested Trustees may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Trustees who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Trustees do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Trustee entitled to receive compensation, the compensation received from the Trust during the fiscal year ended October 31, 2025, and the total compensation received from all five registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by the Trust to the Trust’s Chief Compliance Officer for the fiscal year ended October 31, 2025.

27

Name and Position	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits as Part of Expense	Estimated Annual Benefits upon Retirement	Deferred Amount[2]	Total Compensation from the Trust and DFA Fund Complex paid to Trustees[2,3]

Reena Aggarwal	$108,093	N/A	N/A	$212,500	$425,000
Trustee
Douglas W. Diamond	$115,541	N/A	N/A	N/A	$455,000
Trustee
Darrell Duffie	$108,093	N/A	N/A	N/A	$425,000
Trustee
Francis A. Longstaff	$108,093	N/A	N/A	N/A	$425,000
Trustee
Stefan Nagel	$108,093	N/A	N/A	$79,000	$425,000
Trustee
Abbie J. Smith	$115,541	N/A	N/A	N/A	$455,000
Trustee
Heather E. Tookes	$108,093	N/A	N/A	$252,000	$425,000
Trustee
Ingrid M Werner	$147,817	N/A	N/A	$85,000	$585,000
Lead Disinterested Trustee
Randy C. Olson	$133,978	N/A	N/A	N/A	N/A
Chief Compliance Officer

[1]

Pursuant to a contractual arrangement, the Advisor arranges for the provision of Chief Compliance Officer ("CCO") services with respect to Dimensional International Core Equity Market ETF and Dimensional Emerging Core Equity Market ETF, and is liable and responsible for, and administers, payments to the CCO, the disinterested Trustees and counsel to the disinterested Trustees. The Advisor receives a fee of up to 0.0044% of the Dimensional International Core Equity Market ETF and Dimensional Emerging Core Equity Market ETF's average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

[2]

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Trustees may defer receipt of all or a portion of the compensation for serving as members of the five Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Trustee or to pay any particular level of compensation to the disinterested Trustee. A disinterested Trustee’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Trustee’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Trustee has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

[3]

The term DFA Fund Complex refers to the five registered investment companies for which the Advisor performs advisory and administrative services and for which the individual listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

28

Officers

Below is the name, year of birth, information regarding positions with the Trust and the principal occupation for each officer of the Trust. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Melissa Barker 1988	Assistant Treasurer	Since 2023

Assistant Treasurer of

• the DFA Fund Complex (since 2023)

• Dimensional Funds Trust (since 2025)

Senior Tax Manager (since 2023) of

• Dimensional Fund Advisors LP

Investment Tax Manager (2020 – 2022) of

• Dimensional Fund Advisors LP

Assistant Vice President Tax Services (2013 – 2020) of

• SS&C ALPS Advisors

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2019)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President (since 2018) of

• Dimensional Fund Advisors LP

Formerly, Vice President of

• DFA Securities LLC (2018-2024)

• Dimensional Holdings Inc. (2018-2025)

• Dimensional Investment LLC (2018-2025)

Stephen A. Clark 1972	Executive Vice President	Since 2020

Executive Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Director and Vice President (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

• Dimensional Japan Ltd.

Vice President of

• DFA Australia Limited (since 2008)

• Dimensional Fund Advisors Canada ULC (since 2024)

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

Director (since 2016) of

• DFA Australia Limited

29

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors Canada ULC

Formerly, President (2016 – 2023) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2019-2020) of

• Dimensional Fund Advisors Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Executive Vice President (2017 – 2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Bernard J. Grzelak 1971	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Chief Financial Officer, Director, Treasurer and Vice President (since 2025) of

• Dimensional Exchange Fund GP LLC

Vice President, Chief Financial Officer and Treasurer of

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• DFA Canada LLC (since 2020)

• DFA Securities LLC (since 2020)

• Dimensional Advisors Ltd. (since 2020)

• Dimensional Fund Advisors LP (since 2020)

• Dimensional Fund Advisors Ltd. (since 2020)

• Dimensional Fund Advisors Pte. Ltd. (since 2020)

• Dimensional Holdings Inc. (since 2020)

• Dimensional Hong Kong Limited (since 2020)

• Dimensional Investment LLC (since 2020)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President (since 2021) of

• Dimensional Ireland Limited

Formerly, Chief Financial Officer, Vice President and Treasurer of

• Dimensional Holdings LLC (2020-2025)

Eric Hall 1978	Vice President and Assistant Treasurer	Since 2021

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Data Integrity Team Lead (2019 – 2021) of

• Clearwater Analytics

30

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2004)

• DFA Securities LLC (since 2004)

• Dimensional Fund Advisors LP (since 2004)

• Dimensional Holdings Inc. (since 2006)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Carolyn S. Lee 1974	Vice President and Secretary	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2010)

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President and Secretary of

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Secretary (since 2017) of

• DFAIDG, DIG, DEM and DFAITC

Assistant Secretary (since 2016) of

• DFA Securities LLC

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

Director (since 2025) of

• Dimensional Funds ICAV

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2015)

• Dimensional Fund Advisors LP (since 2015)

• Dimensional Fund Advisors Ltd. (since 2015)

• the Trust (since 2020)

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

• Dimensional Funds Trust (since 2025)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

31

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President of • DFA Securities LLC (2015-2024) • Dimensional Holdings Inc. (2015-2025) • Dimensional Investment LLC (2015-2025)
Kenneth M. Manell 1972	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Investment LLC (since 2010)

• the Trust (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President (2010-2024) of

• DFA Securities LLC

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since 2021

Vice President, Chief Financial Officer, and Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President and Treasurer (since 2025) of

• Dimensional US Equity Exchange Fund LLP

• Dimensional US Equity Exchange Fund I REIT LLC

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional Fund Advisors LP (since 2023)

• Dimensional Exchange Fund GP LLC (since 2025)

Formerly, Vice President

• DFA Securities LLC (2023-2024)

• Dimensional Holdings Inc. (2023-2025)

• Dimensional Investment LLC (2023-2025)

Formerly, Director (2019 – 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Catherine L. Newell 1964	President and General Counsel	Since 2020

President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

General Counsel of

• DFAIDG, DIG, DEM and DFAITC (since 2001)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• the Trust (since 2020)

32

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Executive Vice President of

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Investment LLC (since 2017)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President of

• DFA Australia Limited (since 1997)

• Dimensional Fund Advisors Ltd. (since 1997)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Secretary of

• DFA Australia Limited (since 2001)

• Dimensional Fund Advisors Ltd. (since 2001)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Assistant Secretary of

• Dimensional Hong Kong Limited (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• DFA Australia Limited (since 2007)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Secretary and General Counsel (2006 – 2025), and Executive Vice President (2006 – 2025) of

• Dimensional Holdings LLC

33

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Selwyn J. Notelovitz 1961	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President (since December 2012) and Chief Compliance Officer (since 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

Chief Compliance Officer (since 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Formerly, Chief Compliance Officer of

• Dimensional Fund Advisors Canada ULC (2020-2025)

• Dimensional Holdings Inc. (2020-2025)

• Dimensional Investment LLC (2020-2025)

Formerly, Vice President of

• Dimensional Investment LLC (2012-2025)

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer of

• the DFA Fund Complex (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2025)

• Dimensional Funds Trust (since 2025)

Vice President (since 2016) of

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2023)

Formerly, Vice President (2016-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Savina B. Rizova 1981	Co-Chief Investment Officer	Since 2024

Co-Chief Investment Officer of

• the DFA Fund Complex (since 2024)

• DFA Australia Limited (since 2024)

• DFA Securities LLC (since 2024)

• Dimensional Cayman Commodity Fund I Ltd. (since 2024)

• Dimensional Fund Advisors Canada ULC (since 2024)

• Dimensional Fund Advisors LP (since 2024)

• Dimensional Japan Ltd. (since 2024)

• Dimensional Funds Trust (since 2025)

Global Head of Research (since April 2020) of

• Dimensional Fund Advisors LP

Vice President (since 2012) of

• Dimensional Fund Advisors LP

• DFA Securities LLC

34

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Co-Chief Investment Officer (2024-2025) of

• Dimensional Holdings Inc.

• Dimensional Holdings LLC

• Dimensional Investment LLC

Formerly, Vice President (2012-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Vice President (2016-2024) of

• DFA Securities LLC (2016-2024)

• Dimensional Holdings Inc. (2016-2025)

• Dimensional Investment LLC (2016-2025)

1 Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

As of January 31, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Portfolios described in this SAI.

SERVICES TO THE TRUST

Administrative Services

Citi Fund Services Ohio, Inc. (“CFSO”), 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the accounting and administration services and dividend disbursing agent for each Portfolio and Underlying Fund. The services provided by CFSO are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, preparation of financial and regulatory reports, fund accounting and tax services, and dividend disbursing agency services. For the administrative and accounting services provided by CFSO, CFSO receives reimbursement for certain out-of-pocket costs and compensation in the form of transaction fees and asset-based fees which are aggregated and paid monthly.

The fee schedule is set forth in the table below:

Net Asset Value of the Dimensional ETFs (Excluding Fund of Funds)	Annual Basis Point Rate
$0 - $10 Billion	0.35
Over $10 Billion - $50 Billion	0.30
Over $50 Billion	0.25

The fees paid to CFSO under the fee schedule are allocated to the Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Dimensional ETFs (excluding fund of funds). Separately, any Portfolio that operates as a fund of funds pays an annual fee of $15,000, in lieu of the fee schedule above. Under the

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unitary fee structure in place for the Core Equity Market Portfolios, fees for administrative services are paid by the Advisor from its management fee.

Custodian

Citibank, N.A. (the “Custodian”), 111 Wall Street, New York, NY, 10005, serves as the custodian for the Portfolios.

The Custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities. The Custodian is authorized to appoint certain foreign custodians or foreign custody managers for the Portfolios’ investments outside the U.S. (except for the Dimensional World Equity ETF). Under the unitary fee structure in place for the Core Equity Market Portfolios, fees for custody services are paid by the Advisor from its management fee.

Transfer Agent

Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the transfer agent for the Portfolios.

Distributor

DFA Securities LLC (“DFAS” or the “Distributor”), a wholly owned subsidiary of the Advisor, acts as the principal underwriter in the continuous public offering of the Trust’s shares. DFAS is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

Shares are continuously offered for sale by the Trust through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section of this SAI. Portfolio shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

The Distributor may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Portfolio shares. Such Soliciting Dealers may also be Authorized Participants, Depository Trust Company (“DTC”) participants and/or investor services organizations.

The Distributor may be entitled to payments from the Trust under the Rule 12b-1 plan. Except as noted, the Distributor received no other compensation from the Trust for acting as underwriter. In accordance with the Rule 12b-1 plan, each Portfolio is authorized to pay Rule 12b-1 fees to the Distributor of up to 0.25% of the Portfolio’s average daily net assets per year for any activities primarily intended to result in the sale of Creation Units of the Portfolio or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Portfolios; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor. The 12b-1 Plan is a compensation plan. Thus, to the extent that the fee is authorized, it is payable regardless of the distribution-related expenses actually incurred and so the amount of distribution fees paid by the shares during any year may be more than actual expenses incurred pursuant to the 12b-1 Plan. A Portfolio will not pay more than the maximum amount allowed under the 12b-1 Plan.

The Rule 12b-1 plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, investment opportunities and diversification. No fees are currently paid by any Portfolio under the Rule 12b-1 plan and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an

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investment in a Portfolio. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Rule 12b-1 plan will remain in effect for a period of one year and is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Rule 12b-1 plan may not be amended to increase materially the amount of fees paid by any Portfolio unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by a vote of the majority of those Disinterested Trustees who have no direct or indirect financial interest in the Rule 12b-1 plan or in any agreements related thereto (“Rule 12b-1 Trustees”). The Rule 12b-1 plan is terminable with respect to a Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding Shares.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Trust. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of each Portfolio. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of its respective assets.

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Portfolios (each a "DFA Australia Sub-Advised Fund"). DFA Australia’s duties include the maintenance of a trading desk for each DFA Australia Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFA Australia Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a DFA Australia Sub-Advised Fund and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by a DFA Australia Sub-Advised Fund as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to each DFA Australia Sub-Advised Fund, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolios (each a "DFAL Sub-Advised Fund"). DFAL’s duties include the maintenance of a trading desk for each DFAL Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFAL Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by each DFAL Sub-Advised Fund and may

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delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each DFAL Sub-Advised Fund as well as making recommendations and elections on corporate actions.

Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below. Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolios or other investment companies advised by the Advisor (“DFA Advised Funds”). Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses and speakers’ fees. The Advisor has consulting arrangements with certain speakers, who may be affiliated with a client of the Advisor. The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events. The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events. Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above. The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates. However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals. Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

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Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds, or model portfolios that use the DFA Advised Funds, on platforms and through programs or products made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, platforms, programs, or products in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. The Advisor or its advisory affiliates may also make payments to Intermediaries related to marketing activities and presentations, educational training programs, conferences, data provision services, or making shares of the DFA Advised Funds available to their customers generally and in certain investment programs. The Advisor may make payments to Intermediaries and other financial service providers for data regarding DFA Advised Funds, such as statistical information regarding sales of shares of DFA Advised Funds through Intermediaries. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds, the Advisor, or their clients with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement or inclusion with such Intermediaries’ platforms, programs or products. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels, be a fixed amount, and/or depend on assets invested in a particular fund through such Intermediary.

The services, arrangements, and payments described above, which may be significant to the Intermediaries, present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

As of January 31, 2026, the Intermediaries receiving such payments include: Advyzon, Charles Schwab & Co. Inc., Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC, Great-West Life & Annuity Insurance Company, LPL Financial LLC, National Financial Services, LLC, Orion Portfolio Solutions, LLC, Principal Life Insurance Company, Raymond James & Associates, Inc., Standard Retirement Services, Transamerica Retirement Solutions, LLC, and UBS Financial Services Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since January 31, 2026 are not included in this list. Please contact your salesperson, advisor, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive.

Any payments described above made by the Advisor, or an affiliate of the Advisor, will be made from their own assets and not from the assets of the Portfolios. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Portfolios' prospectuses.

Data Services Purchased by the Advisor

The Advisor purchases certain data services and products used by the Advisor for sales, distribution and research purposes. In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.

MANAGEMENT FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Chairman Emeritus of the Trust. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.

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For the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023, the Portfolios paid management fees as set forth in the following table.

Portfolio (Inception Date)	For the Fiscal Year Ended October 31,	Gross Management Fees (000)	Management Fees Waived / Expenses Reimbursed (000)	Net Management Fees (After Waivers/Expense Reimbursements) (000)

Dimensional International Core Equity Market ETF(a)	2025	$16,967	None	$16,967
	2024	$10,524	None	$10,524
	2023	$6,131	None	$6,131

Dimensional International Core Equity 2 ETF	2025	$17,472	None	$17,472
	2024	$11,709	$166	$11,875	*
	2023	$6,299	($161)	$6,138	**

Dimensional International Small Cap Value ETF	2025	$11,066	$30	$11,096	**
	2024	$7,097	($39)	$7,058
	2023	$3,872	($114)	$3,758

Dimensional International Small Cap ETF	2025	$10,181	$74	$10,255	**
	2024	$5,158	($4)	$5,154	**
	2023	$2,137	($59)	$2,078

Dimensional International High Profitability ETF	2025	$9,325	None	$9,325
	2024	$5,292	None	$5,292	**
	2023	$2,655	$3	$2,658	*

Dimensional International Vector Equity ETF (September 10, 2024)	2025	$214	($192)	$22
	2024	$18	($16)	$2
	2023	N/A	N/A	N/A

Dimensional Emerging Core Equity Market ETF(a)	2025	$19,719	None	$19,719
	2024	$13,742	None	$13,742
	2023	$8,430	None	$8,430

Dimensional Emerging Markets High Profitability ETF	2025	$849	($75)	$774
	2024	$670	($65)	$605
	2023	$472	($73)	$399

Dimensional Emerging Markets Value ETF	2025	$3,699	($289)	$3,410
	2024	$2,335	($221)	$2,114	**
	2023	$1,390	($124)	$1,266

Dimensional Emerging Markets Core Equity 2 ETF	2025	$17,031	$3	$17,034	**
	2024	$11,737	($407)	$11,330	**
	2023	$5,693	($96)	$5,597

Dimensional Emerging Markets ex China Core Equity ETF (November 13, 2024)	2025	$501	($204)	$297
	2024	N/A	N/A	N/A
	2023	N/A	N/A	N/A

Dimensional World Equity ETF (September 26, 2023)	2025	$140	$75	$215	*
	2024	$67	($61)	$6
	2023	$1	($14)	($13)

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Dimensional Global Real Estate ETF (December 6, 2022)	2025	$4,572	$132	$4,704	**
	2024	$3,148	($39)	$3,109	**
	2023	$901	($100)	$801

*	After recoupment of fees previously waived
**	After waiver and recoupment of fees previously waived
(a)

Pursuant to the Investment Management Agreement for the Portfolio, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the Portfolio's management fee; (ii) payments under the Portfolio's 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities, instruments and other investments; (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses (including litigation to which the Trust or Portfolio may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees' fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix) Chief Compliance Officer compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENT

Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio (excluding the Core Equity Market Portfolios), the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the following Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional International Core Equity 2 ETF	0.23%
Dimensional International Small Cap Value ETF	0.42%
Dimensional International Small Cap ETF	0.39%
Dimensional International High Profitability ETF	0.29%
Dimensional International Vector Equity ETF[1]	0.30%
Dimensional Emerging Markets High Profitability ETF	0.41%
Dimensional Emerging Markets Value ETF	0.43%
Dimensional Emerging Markets Core Equity 2 ETF	0.39%
Dimensional Emerging Markets ex China Core Equity ETF	0.43%
Dimensional Global Real Estate ETF[2]	0.22%

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1 Prior to February 28, 2025, the Expense Limitation Amount in the Fee Waiver and Expense Assumption Agreement was 0.34% of the average net assets of the Portfolio on an annualized basis.

2 Prior to February 28, 2023, the Expense Limitation Amount in the Fee Waiver and Expense Assumption Agreement was 0.24% of the average net assets of the Portfolio on an annualized basis.

World Equity ETF

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the World Equity ETF (including the expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed below as a percentage of the Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional World Equity ETF	0.25%

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios and the Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios and the Underlying Funds based on the parameters established by the Investment Committee.The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

Dimensional International Core Equity Market ETF and Dimensional Emerging Core Equity Market ETF	Jed S. Fogdall, Joseph F. Hohn and Joel P. Schneider
Dimensional International Small Cap Value ETF, Dimensional International Small Cap ETF and Dimensional International High Profitability ETF	Jed S. Fogdall, Joseph F. Hohn, Joel P. Schneider and Brendan J. McAndrews
Dimensional International Core Equity 2 ETF, Dimensional International Vector Equity ETF, Dimensional Emerging Markets ex China Core Equity ETF and Dimensional Global Real Estate ETF	William B. Collins-Dean, Jed S. Fogdall, Joseph F. Hohn and Mary T. Phillips
Dimensional Emerging Markets High Profitability ETF and Dimensional Emerging Markets Value ETF	Jed S. Fogdall, Joseph F. Hohn, Ethan Wren and Mary T. Phillips
Dimensional Emerging Markets Core Equity 2 ETF	Jed S. Fogdall, Mary T. Phillips and William B. Collins-Dean
Dimensional World Equity ETF	Jed S. Fogdall, Allen Pu and Ashish P. Bhagwanjee

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered investment companies; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2025

Ashish P. Bhagwanjee

• 25 U.S. registered mutual funds with $27,013 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 1,754 other accounts with $7,144 million in total assets under management.

William B. Collins-Dean

• 25 U.S. registered mutual funds with $133,778 million in total assets under management.

• 7 unregistered pooled investment vehicles with $12,278 million in total assets under management.

• 7 other accounts with $3,371 million in total assets under management.

Jed S. Fogdall

• 130 U.S. registered mutual funds with $639,053 million in total assets under management.

• 29 unregistered pooled investment vehicles with $38,291 million in total assets under management, of which 1 account with $186 million in assets may be subject to a performance fee.

• 1,799 other accounts with $41,471 million in total assets under management, of which 4 accounts with $1,470 million in assets may be subject to a performance fee.

Joseph F. Hohn

• 32 U.S. registered mutual funds with $211,168 million in total assets under management.

• 7 unregistered pooled investment vehicles with $1,153 million in total assets under management.

• 2 other accounts with $4,355 million in total assets under management.

Mary T. Phillips

• 48 U.S. registered mutual funds with $176,724 million in total assets under management.

• 8 unregistered pooled investment vehicles with $13,931 million in total assets under management.

• 0 other accounts.

Allen Pu

• 70 U.S. registered mutual funds with $338,223 million in total assets under management.

• 16 unregistered pooled investment vehicles with $29,175 million in total assets under management.

• 0 other accounts.

Joel P. Schneider

• 43 U.S. registered mutual funds with $244,419 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 4 other accounts with $4,771 million in total assets under management.

Ethan Wren

• 7U.S. registered mutual funds with $25,569million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 6 other accounts with $2,915 million in total assets under management, of which 2 accounts with $408 million in assets may be subject to a performance fee.

Brendan J. McAndrews

• 21 U.S. registered mutual funds with $97,201 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 9 other accounts with $5,805 million in total assets under management, of which 2 accounts with $1,062 million in assets may be subject to a performance fee.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

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• Annual Bonus. Each portfolio manager may receive an annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Conflicts of interest may arise in the portfolio managers' management of the Portfolios and Underlying Funds, along with other investment companies within the DFA Fund Complex (herein referred to as “portfolios”). Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and account. Other accounts include registered mutual funds and exchange-traded funds (other than the portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a portfolio. Actual or apparent conflicts of interest include:

• Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

• Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

• Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

• Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the

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Account in which the portfolio manager or his/her relatives invest preferentially as compared to a portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Trust have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2025 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned

Dimensional International Core Equity Market ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider	None None None
Dimensional International Core Equity 2 ETF	William B. Collins-Dean Jed S. Fogdall Joseph F. Hohn Mary T. Phillips	None None None None
Dimensional International Small Cap Value ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider Brendan J. McAndrews	None None None None
Dimensional International Small Cap ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider Brendan J. McAndrews	None None None None

Dimensional International High Profitability ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider Brendan J. McAndrews	None None None $10,001 - $50,000
Dimensional International Vector Equity ETF	Jed S. Fogdall Joseph F. Hohn Mary T. Phillips Willam B. Collins-Dean	None None None $10,001 - $50,000

Dimensional Emerging Core Equity Market ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider	None None None
Dimensional Emerging Markets High Profitability ETF	Jed S. Fogdall Joseph F. Hohn Mary T. Phillips Ethan Wren	None None None None

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Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Dimensional Emerging Markets Value ETF	Jed S. Fogdall Joseph F. Hohn Mary T. Phillips Ethan Wren	None None None None

Dimensional Emerging Markets Core Equity 2 ETF	Jed S. Fogdall Mary T. Phillips William B. Collins-Dean	None $50,001 - $100,000 $1 - $10,000

Dimensional Emerging Markets ex China Core Equity ETF	Jed S. Fogdall Joseph F. Hohn Mary T. Phillips Willam B. Collins-Dean	None None None None
Dimensional World Equity ETF	Ashish P. Bhagwanjee Jed S. Fogdall Allen Pu	None None None
Dimensional Global Real Estate ETF	William B. Collins-Dean Jed S. Fogdall Joseph F. Hohn Mary T. Phillips	None None None None

CODE OF ETHICS

The Trust, the Advisor, DFA Australia, DFAL and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Underlying Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and Underlying Funds and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Underlying Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The Trust currently has authorized and allocated to each Portfolio an unlimited number of shares of beneficial interest with no par value.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Portfolios) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

Each Share issued by a Portfolio has a pro rata interest in the assets of the Portfolio. Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. However, matters affecting only one particular Portfolio or class can be voted on only by shareholders in such Portfolio or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of

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the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware, and that the right to jury trial be waived to the fullest extent permitted by law.

Book Entry Only System.  The following information supplements and should be read in conjunction with the relevant information included in the Prospectus. DTC Acts as securities depository for Shares.  Shares of the Portfolios are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.  No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Portfolio held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Portfolio distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Portfolio Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Portfolio as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and

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customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of the DTC participants, as of January 31, 2026, the following DTC participants owned of record 5% or more of the outstanding shares of the Portfolios, as set forth below:

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF
Charles Schwab & Co., Inc.*	47.49%
211 Main St
San Francisco, CA 94105

Fidelity*	15.89%
245 Summer Street
Boston, MA 02210

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF
Charles Schwab & Co., Inc.*	56.77%
211 Main St
San Francisco, CA 94105

Fidelity*	18.52%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	5.38%
211 Main St
San Francisco, CA 94105

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF
Charles Schwab & Co., Inc.*	57.12%
211 Main St
San Francisco, CA 94105

Fidelity*	18.91%
245 Summer Street
Boston, MA 02210

DIMENSIONAL INTERNATIONAL SMALL CAP ETF
Edward Jones*	39.51%
12555 Manchester Rd
St. Louis, MO 63131

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Charles Schwab & Co., Inc.*	26.13%
211 Main St
San Francisco, CA 94105

Fidelity*	9.18%
245 Summer Street
Boston, MA 02210

US Bank National Association*	7.82%
425 Walnut St
Cincinnati, OH 45202

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF
Charles Schwab & Co., Inc.*	67.10%
211 Main St
San Francisco, CA 94105

Fidelity*	16.93%
245 Summer Street
Boston, MA 02210

DIMENSIONAL INTERNATIONAL VECTOR EQUITY ETF
Charles Schwab & Co., Inc.*	46.32%
211 Main St
San Francisco, CA 94105

Fidelity*	20.75%
245 Summer Street
Boston, MA 02210

BCR Wealth Strategies*	14.03%
1952 Urban Center Parkway
Vestavia, AL 35242

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF
Charles Schwab & Co., Inc.*	44.36%
211 Main St
San Francisco, CA 94105

Fidelity*	18.11%
245 Summer Street
Boston, MA 02210

State Street Bank and Trust Company*	6.54%
1 Congress St, Ste 1
Boston, MA 02114

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF
Charles Schwab & Co., Inc.*	53.82%
211 Main St
San Francisco, CA 94105

Charles Schwab Retail*	7.23%
211 Main St
San Francisco, CA 94105

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The Northern Trust Company*	6.71%
50 South LaSalle St
Chicago, IL 60603

Fidelity*	6.14%
245 Summer Street
Boston, MA 02210

DIMENSIONAL EMERGING MARKETS VALUE ETF
Charles Schwab & Co., Inc.*	46.52%
211 Main St
San Francisco, CA 94105

Fidelity*	14.70%
245 Summer Street
Boston, MA 02210

Edward Jones*	8.51%
12555 Manchester Rd
St. Louis, MO 63131

Raymond James & Associates, Inc.*	5.03%
880 Carillon Parkway
St. Petersburg, FL 33716

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF
Charles Schwab & Co., Inc.*	59.74%
211 Main St
San Francisco, CA 94105

Fidelity*	19.85%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	5.30%
211 Main St
San Francisco, CA 94105

DIMENSIONAL EMERGING MARKETS EX CHINA CORE EQUITY ETF
First Command Bank*	45.03%
1 First Comm Plaza
Ft Worth, TX 76109

US Bank National Association*	45.00%
425 Walnut St
Cincinnati, OH 45202

Charles Schwab & Co., Inc.*	37.18%
211 Main St
San Francisco, CA 94105

DIMENSIONAL WORLD EQUITY ETF
Charles Schwab & Co., Inc.*	66.14%
211 Main St
San Francisco, CA 94105

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Fidelity*	8.95%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	7.90%
211 Main St
San Francisco, CA 94105

DIMENSIONAL GLOBAL REAL ESTATE ETF
Charles Schwab & Co., Inc.*	70.21%
211 Main St
San Francisco, CA 94105

Fidelity*	14.56%
245 Summer Street
Boston, MA 02210

*   Owner of record only (omnibus).

To the best knowledge of the Trust, no other DTC participant held of record more than 5% of the outstanding shares of a Portfolio.

Following the creation of the initial Creation Unit(s) of shares of a Portfolio and immediately prior to the commencement of trading in the Portfolio’s shares, a holder of shares, including the Advisor, may be a “control person” of the Portfolio, as defined in the 1940 Act. A Portfolio cannot predict the length of time for which one or more shareholders may remain a control person of the Portfolio.

CREATION AND REDEMPTION OF CREATION UNITS

General

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchanges observe the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchanges close earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchanges may modify their holiday schedule or hours of operation at any time.

Each Portfolio effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into authorized participant agreements, as described further below. Each Portfolio may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below, or Shares may be offered and redeemed partially or solely for cash. For each Portfolio, the Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof.

To the extent the Portfolios engage in in-kind transactions, the Portfolios intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant (as defined below under “Procedures for Creation of Creation Units”) that is not a

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“qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

The Portfolios may utilize custom creation or redemption baskets consistent with Rule 6c-11. Custom orders may be required to be received by the Transfer Agent by 3:00 p.m., Eastern Time, to be effectuated based on the Portfolio’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or redemption basket and therefore has additional cash included in lieu of such instrument. The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of a Portfolio and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the Advisor who are required to review each custom basket for compliance with the parameters.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Creations

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.

The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

Creation Units may also be sold partially or solely for cash. When partial or full cash purchases of Creation Units are available or specified for a Portfolio, such purchases will be effected in essentially the same manner as in-kind purchases of Creation Units. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would have otherwise delivered in an in-kind purchase, in addition to the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Portfolio. If the Authorized Participant acts as a broker for the Portfolio in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs. Notwithstanding the above, a Portfolio may determine not to charge a Transaction Fee or other costs associated with such purchases with cash when the Advisor has determined that doing so is in the best interest of Portfolio shareholders, This may occur in instances when a cash Creation Unit is accepted to facilitate the rebalance of the Portfolio’s portfolio holdings in a more tax efficient manner than could be achieved without such order, even if the decision to not charge such fees and expenses could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Portfolio’s portfolio transactions in connection with such orders.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the

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names and the required quantities of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day and subject to possible amendment or correction) for the Portfolios.

The Portfolios reserve the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Advisor are implemented for a Portfolio. The composition of the Fund Deposit may also change in response to adjustments to the weighting or composition of the component securities constituting a Portfolio’s investment portfolio. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Trust, and the Trust's determination shall be final and binding.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Portfolio, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed further below).  A Participating Party and DTC Participant are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for a list of current Authorized Participants.  All Shares of the Portfolios, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Placement of Creation Orders. All orders to create Creation Units must be placed for one or more Creation Unit sized aggregations of a specified number of Shares.  All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than the order cut-off time designated by the Trust (“Closing Time”) on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Portfolio as next determined on such date after receipt of the order in proper form. With certain exceptions, the Closing Time for a Portfolio usually is the closing time of the regular trading session on the Exchange—i.e., ordinarily 4:00 p.m., Eastern Time. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order must generally be received by the Transfer Agent no later than 3:00 p.m., Eastern Time, on the date such order is placed. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor and the Transfer Agent as described below in this SAI and pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication systems failure, may impede the ability to reach the Distributor, Transfer Agent or Authorized Participant.

Investors other than Authorized Participants are responsible for making arrangements for a creation request to be made through an Authorized Participant. Orders to create Creation Units of a Portfolio shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. The Authorized Participant must make available on or before the prescribed settlement date, by means satisfactory to a Portfolio, immediately available or same day funds estimated by the Portfolio to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Portfolio have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons

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placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effecting such transfer of the Fund Deposit.

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, the Portfolios reserve the right to settle Creation Unit transactions on a basis other than T+1 to accommodate non-U.S. market holiday schedules or to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates or if necessary or appropriate under the circumstances.

If any portion of the Cash Component and the Deposit Securities or any additional cash collateral amount specified by the Trust are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.

Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Portfolio reserves the right (to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder) to reject or revoke a creation order for any reason, including if: (a) the order is not in proper form; (b) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Portfolio; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) deemed appropriate, in the Portfolio’s sole discretion, due to extraordinary circumstances during which non-U.S. markets on which the Portfolio’s holdings are traded are closed for a limited period of time, in order to protect Portfolio shareholders from any dilutive costs that may be associated with the purchase of Deposit Securities in connection with creation orders on such days; or (f) in the event that circumstances outside the control of the Portfolio, the Distributor, the Transfer Agent or the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Portfolio, Advisor, the Distributor, Transfer Agent, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of the rejection of the order of such person.  The Portfolios, Custodian, sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or

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canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

A Portfolio may issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105%, and up to 115%, of the value of the missing Deposit Securities, which percentage the Advisor may change at any time, in its sole discretion, of the value of the missing Deposit Securities. The Trust may use such cash deposit at any time to buy Deposit Securities for the Portfolio. The only collateral that is acceptable to a Portfolio is cash in U.S. dollars. Such cash collateral generally must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for each Portfolio other than Dimensional World Equity ETF) or 2 p.m., Eastern Time, on the prescribed settlement date (for Dimensional World Equity ETF) or such other time as designated by the Custodian. The Portfolio may buy the missing Deposit Securities at any time, and the Authorized Participant will be subject to liability for any shortfall between the cost to the Portfolio of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Portfolio reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Portfolio and the Portfolio’s determination shall be final and binding.

Creation Transaction Fee.  A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for a Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to a Portfolio. Investors who use the services of a broker or other financial intermediary to acquire Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard creation transaction fees and maximum additional charge (as described above):

Portfolio	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
Dimensional International Core Equity Market ETF	$6,000	7%
Dimensional International Core Equity 2 ETF	$6,000	7%
Dimensional International Small Cap Value ETF	$2,500	7%
Dimensional International Small Cap ETF	$5,000	7%
Dimensional International High Profitability ETF	$1,500	7%
Dimensional International Vector Equity ETF	$6,000	7%
Dimensional Emerging Core Equity Market ETF	$9,000	7%
Dimensional Emerging Markets High Profitability ETF	$2,500	7%

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Dimensional Emerging Markets Value ETF	$4,000	7%
Dimensional Emerging Markets Core Equity 2 ETF	$9,000	7%
Dimensional Emerging Markets ex China Core Equity ETF	$9,000	7%
Dimensional World Equity ETF	$50	3%
Dimensional Global Real Estate ETF	$1,000	7%

* As a percentage of the NAV per Creation Unit.

If a purchase consists of a cash portion and the Portfolio places a brokerage transaction to purchase securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Redemptions

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent and only on a Business Day. The Portfolios will not redeem Shares in amounts less than Creation Units. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by a Portfolio. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Portfolio Shares to constitute a redeemable Creation Unit.

When in-kind redemptions are available or specified for a Portfolio, the redemption proceeds for a Creation Unit generally consist of a designated portfolio of investments including cash in lieu of all or a portion of such investments (“Fund Instruments”) plus or minus the Cash Component, as next determined after a receipt of a request in proper form, together with the applicable redemption transaction fees (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. The Fund Instruments together with the Cash Component comprise the “Fund Redemption.” The Cash Component, also commonly referred to as the balancing amount, included in the Fund Redemption is a compensating cash payment equal to the difference, if any, between (i) the NAV attributable to a Creation Unit and (ii) the aggregate market value of the Fund Instruments (i.e., securities or other instruments in the in-kind redemption basket) and/or the cash in-lieu of all or a portion of the Fund Instruments. In the event that the Fund Instruments and the cash in lieu have a value greater than the NAV of the Portfolio Shares, the Cash Component is required to be paid by the redeeming shareholder. If the NAV attributable to a Creation Unit exceeds the market value of the Fund Instruments and the cash in-lieu amount, if any, the Portfolio pays the Cash Component to the redeeming shareholder.

Creation Units may also be redeemed partially or solely for cash. A Portfolio may pay out the proceeds of redemptions of Creation Unit solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Portfolio may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Portfolio next determined after the redemption request is received in proper form (minus applicable redemption transaction fees and an additional charge for requested cash redemptions specified below, to offset the brokerage and other transaction costs associated with the disposition of Fund Instruments). Proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Portfolio in connection with the sale of Fund Instruments, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Instruments and Cash Component that will be applicable (based on information at the end of the previous Business Day and subject to possible amendment or correction) to redemption requests received in proper form on that day. Fund Instruments received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

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The Portfolios reserve the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust’s determination shall be final and binding. The Portfolios reserve the right to make redemption payments in cash, in-kind or a combination of each.

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”) or, for the Emerging Market Portfolios (other than Dimensional World Equity ETF), three Business Days (“T+3”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 or T+3, as applicable, if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 or T+3 because of the occurrence of a holiday in a non-U.S. market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 or T+3 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

Because the portfolio securities of a Portfolio may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Portfolio, investors may not be able purchase or sell shares of the Portfolio on the Exchange on days when the NAV of the Portfolio could be significantly affected by events in the relevant non-U.S. markets. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Portfolio or determination of a Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Portfolio, at or prior to 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for each Portfolio other than Dimensional World Equity ETF) or 2 p.m., Eastern Time, on the prescribed settlement date (for Dimensional World Equity ETF), the Transfer Agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, and up to 115%, of the value of the missing Shares, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Shares. Such cash collateral must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for each Portfolio other than Dimensional World Equity ETF) or 2 p.m., Eastern Time, on the prescribed settlement date (for Dimensional World Equity ETF) and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Portfolio may purchase missing Portfolio Shares or acquire the Fund Instruments and the Cash Component underlying such Shares, and the Authorized Participant will be subject to liability for any shortfall between the cost of the Portfolio acquiring such Shares, the Fund Instruments or Cash Component and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Placement of Redemption Orders. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement and this Statement of Additional Information are properly followed. If the Transfer Agent does not receive the Shares through DTC by 2 p.m., Eastern Time, on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for the transfers of shares through the DTC may be significantly earlier than the close of business on the Exchange.

An order to redeem Creation Units made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected

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at the NAV next determined on such next Business Day. On days when the Exchange closes earlier than normal, orders to redeem Creation Units may need to be placed earlier in the day.

Redemption Transaction Fee.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Portfolio. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the redemption transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such redemption, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Instruments from a Portfolio to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard redemption transaction fees and maximum additional charge (as described above):

Portfolio	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
Dimensional International Core Equity Market ETF	$6,000	2%
Dimensional International Core Equity 2 ETF	$6,000	2%
Dimensional International Small Cap Value ETF	$2,500	2%
Dimensional International Small Cap ETF	$5,000	2%
Dimensional International High Profitability ETF	$1,500	2%
Dimensional International Vector Equity ETF	$6,000	2%
Dimensional Emerging Core Equity Market ETF	$9,000	2%
Dimensional Emerging Markets High Profitability ETF	$2,500	2%
Dimensional Emerging Markets Value ETF	$4,000	2%
Dimensional Emerging Markets Core Equity 2 ETF	$9,000	2%
Dimensional Emerging Markets ex China Core Equity ETF	$9,000	2%
Dimensional World Equity ETF	$50	2%
Dimensional Global Real Estate ETF	$1,000	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.

If a redemption consists of a cash portion and a Portfolio places a brokerage transaction to sell securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as “the Portfolio”). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this

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SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

• Distribution Requirement —the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

• Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

• Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If

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the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and sales or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

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• any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

• the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Fund of funds corporate structures. In the case of a Portfolio that invests in Underlying Funds classified as corporations, distributions by the Underlying Funds, redemptions of shares in the Underlying Funds, and changes in asset allocations by the Portfolio may result in taxable distributions to Portfolio shareholders of ordinary income or capital gains. A fund of funds generally will not be able to currently offset gains realized by one Underlying Fund in which the fund of funds invests against losses realized by another Underlying Fund. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing by the Portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares. Also, except with respect to qualified fund of funds discussed below, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see “Taxation of Portfolio Distributions — Pass-through of foreign tax credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by a fund of funds from interest earned by an Underlying Fund on U.S. Government obligations is unlikely to be exempt from state and local income tax (see “Taxation of Portfolio Distributions - U.S. Government securities” below). However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see “Taxation of Portfolio Distributions – Qualified dividend income for individuals” and ” – Dividends-received deduction for corporations” below). A qualified fund of funds, i.e. a Portfolio at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the

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Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Purchase of shares. As a result of tax requirements, the Trust on behalf of the Portfolio has the right to reject an order to purchase shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Portfolio and if, pursuant to Sections 351 and 362 of the Code, the Portfolio would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. A Portfolio investing in an Underlying Fund classified as a corporation receives income generally in the form of dividends. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. A Portfolio investing in an Underlying Fund classified as a corporation may also derive capital gains through its redemption of shares of an Underlying Fund classified as a corporation (see “Taxation of the Portfolio — Fund of funds corporate structures” above). Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will

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decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals. Amounts reported by the Portfolio as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Qualified REIT dividends. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). A Portfolio may choose to report the special character of “qualified REIT dividends” provided both the Portfolio and the shareholder meet certain holding period requirements. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, Portfolio shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date on which the shares become ex-dividend with respect to such dividend).

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

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Pass-through of foreign tax credits. If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio (or if the Portfolio is a qualified fund of funds as described above under the heading “Taxation of the Portfolio — Fund of funds corporate structures”, an Underlying Fund) are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Underlying Fund). If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio (or Underlying Fund) reserves the right not to pass through the amount of foreign income taxes paid by the Portfolio (or Underlying Fund). Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. To the extent an Underlying Fund organized as a corporation invests in U.S. Government obligations, dividends derived from interest on these obligations and paid to the corresponding Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax.The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. You will be informed of the amount and character of distributions and the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report and distribute, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales and Exchanges of Portfolio Shares

In general. If you are a taxable investor, sales and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you sell your Portfolio shares, the IRS requires you to report any gain or loss on your sale. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant

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as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If the Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales. All or a portion of any loss that you realize on a sale of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

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Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules

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(which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio (or an Underlying Fund organized as a corporation) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Underlying Fund) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Underlying Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Portfolio’s pro rata share of any such taxes will reduce the Portfolio’s return on its investment. A Portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Portfolio — Foreign income tax.” Also, the Portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as

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ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Portfolio will be treated as long-term capital gains by the Portfolio and, in turn, may be distributed by the Portfolio as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Portfolio, may distribute this excess cash in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income. These rules are potentially applicable to a Portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

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Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

• provide your correct social security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income

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dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding

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corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

• The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

• You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

• If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at the corporate income tax rate (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

• In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

FIRPTA “wash sale” rule. If the Portfolio is a domestically controlled qualified investment entity and a non-U.S. shareholder of the Portfolio (i) disposes of his interest in the Portfolio during the 30-day period preceding the Portfolio distribution that would have been treated as FIRPTA gain under the look-through rule described above, (ii) acquires an identical stock interest during the 61-day period beginning the first day of such 30-day period preceding the distribution, and (iii) does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

Gain on sale of Portfolio shares as FIRPTA gain. In addition, a sale or redemption of Portfolio shares will be FIRPTA gain only if –

• As a non-U.S. shareholder, you own more than 5% of a class of shares in the Portfolio;

• The Portfolio is not domestically controlled (50% or more in value of the Portfolio has been owned directly or indirectly by non-U.S. shareholders during the 5-year period ending on the date of disposition); and

• 50% or more of the Portfolio’s assets consist of: (1) more-than 5% interests in publicly traded companies that are United States Real Property Holding Corporations (“USRPHC”), (2) interests in non-publicly traded companies that are USRPHCs, and (3) interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Portfolio owns more than 10%.

In the unlikely event that the Portfolio meets the requirements described above, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions will be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S.

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shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer Portfolio shares.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide documentation properly certifying the entity’s status under FATCA in

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order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor applicable to the Portfolios. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolios and Underlying Funds, such as authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies for the Portfolios and Underlying Funds in a manner that the Advisor determines is in the best interests of the Portfolios and Underlying Funds and which seeks to maximize the value of the Portfolios’ investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the Portfolios and Underlying Funds, and any particular investment or voting guidelines of specific funds or accounts. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Underlying Funds and instructs the vote (or refrains from voting) in accordance with the Voting Policies, Voting Guidelines or procedures. Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines or procedures, the Advisor considers such votes not to be affected by conflicts of interest. However, the Voting Policies do address the procedures to be followed if a potential or actual conflict of interest arises between the interests of the Portfolios and Underlying Funds, and the interests of the Advisor or its affiliates. If a Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines or procedures (or in the case where the Voting Guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios and Underlying Funds. The Advisor may face a conflict of interest in determining whether to vote or refrain from voting proxies for a Portfolio or Underlying Fund where the Advisor has agreed to assume the costs of the Portfolio’s or Underlying Fund's voting expenses because, for such Portfolio or Underlying Fund, the costs of voting proxies are effectively paid by the Advisor. The Advisor believes such conflicts of interest are addressed by applying the same cost-benefit analysis across all clients, without regard to whether the Advisor has a

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conflict, such as by assuming the costs of voting on behalf of a client. To the extent a conflict arises in connection with a proposed engagement with a portfolio company, the proposed engagement will be brought to the Investment Stewardship Committee for consideration of how to proceed. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of the Trust.

To avoid certain potential conflicts of interest, the Advisor generally will employ mirror voting, if possible, when a Portfolio invests in another portfolio (an “Acquired Fund”) in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the Acquired Fund’s shares. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will vote in accordance with the recommendation of such Acquired Fund’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Portfolio will solicit voting instructions from its shareholders as to how to vote on the Acquired Fund’s proposals.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes that deviate from the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio or Underlying Fund would be served by, or applicable legal and fiduciary standards require, such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee for review. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of a Portfolio or Underlying Fund. Irrespective of the foregoing, the Advisor’s decision-making to vote or refrain from voting will be made following a cost-benefit analysis described below.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Underlying Fund to refrain from exercising proxy voting rights. For example, the Advisor will generally refrain from voting proxies where the Advisor anticipates that the costs to a Portfolio or Underlying Fund of voting could exceed the expected benefits of voting. Note that securities issued in non-U.S. jurisdictions can be subject both to direct costs and opportunity costs which are not associated with voting U.S. proxies. As a result, were the Advisor to refrain from voting proxies, it would be more likely to do so for votes for matters related to non-U.S. issuers rather than U.S. issuers. The Advisor considers updates on proxy voting costs and voting impediments and its overall cost-benefit analysis for each Portfolio or Underlying Fund and country periodically, no less frequently than annually. In certain circumstances, for example, for a Portfolio or Underlying Fund with a relatively small amount of assets under management that invests significantly in non-U.S. issuers and has a large number of holdings, the Advisor’s cost-benefit analysis may result in the Advisor refraining from voting all proxies for such Portfolio or Underlying Fund. Notwithstanding the foregoing, in the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio or Underlying Fund, that the Portfolio’s or Underlying Fund's vote is reasonably likely to be determinative of the outcome of the contest, and the expected benefits of voting a particular proxy vote exceed the costs, the Advisor will make reasonable efforts to vote that proxy.

For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is generally the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting. In certain countries, including the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to

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whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a Portfolio’s or Underlying Fund's investment and that it is in the Portfolio’s or Underlying Fund's best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote and this may also inform the Advisor’s voting decision.

Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Committee, with the aim of applying the same general principles as are set out in the Guidelines.

The Advisor may take social or sustainability issues into account when voting proxies for portfolios that do not incorporate social or sustainability considerations in their design, such as the Portfolios and Underlying Funds if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with applicable law and the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.

The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of a Portfolio or Underlying Fund; and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions and making such decisions in accordance with its fiduciary duties. The Advisor has designed Voting Policies to prudently select, oversee and evaluate Proxy Service Firms consistent with the Advisor’s fiduciary duties, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide Proxy Voting Services to support the Advisor’s voting in accordance with the Voting Policies. Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies and fiduciary duties. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how each of the Portfolios and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) by contacting the Trust at the address or telephone number appearing on the cover of this SAI, (ii) on the Advisor’s website at https://www.dimensional.com/who-we-are/investment-stewardship and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on its primary listing exchange, each Portfolio and Underlying Fund discloses on its website the portfolio holdings that will form the basis of the Portfolio’s or Underlying Fund's next NAV per share calculation as required by Rule 6c-11. In addition, portfolio holdings information may also be made available to certain entities, including Trust service providers and institutional market participants, as described below.

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Basket Composition Files

The Portfolios and Underlying Funds may make available through the facilities of the NSCC or through posting on a Portfolio’s or Underlying Fund's publicly available website, prior to the opening of trading on each business day, (i) pricing basket files, which include full portfolio holdings; and (ii) trading basket files, which include the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components.

Authorized Participants and Institutional Market Participants

The Advisor may provide certain information concerning a Portfolio’s or Underlying Fund's portfolio holdings to certain entities (defined below) in a format not available to other current or prospective Portfolio or Underlying Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. The “entities” referred to are generally limited to NSCC members and subscribers to various fee-based subscription services, including Authorized Participants and other institutional market participants and entities that provide information services. This information may or may not reflect the pro rata composition of a Portfolio’s or Underlying Fund's portfolio holdings.

Third-Party Service Providers

Certain portfolio holdings information may be disclosed to third-party service providers to the Trust (e.g., the Trust’s auditors, legal counsel, administrator, custodian, transfer agent) subject to appropriates confidentiality agreements with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Portfolios and Underlying Funds, the terms of the current registration statements and federal securities laws and regulations thereunder. From time to time, and in the ordinary course of business, such information may also be disclosed, subject to appropriate confidentiality agreements, to other entities that provide services to the Portfolios and Underlying Funds, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Portfolio or Underlying Fund. The information is generally provided to such service providers after it has been disseminated to the NSCC.

Additional Communications

In addition to the daily posting of portfolio holdings discussed above, the Portfolios and Underlying Funds may also directly provide such portfolio holdings, or information derived from such portfolio holdings, to parties who specifically request it, provided that: (i) the availability of the Portfolios’ and Underlying Funds' portfolio holdings is disclosed in the Portfolios’ and Underlying Funds' registration statement, as required by applicable law, as well as on the Portfolios’ and Underlying Funds' website; (ii) the Advisor determines that such disclosure is in the best interests of Portfolio or Underlying Fund shareholders; (iii) such information is made equally available to anyone requesting it; and (iv) it is determined that the disclosure does not present the risk of such information being used to trade against the Portfolios or Underlying Funds as the holdings information for the Portfolios or Underlying Funds is publicly disclosed on the Portfolios’ website daily, and no party is receiving an advantage over another.

The Portfolios or Underlying Funds do not selectively disclose non-public holdings information to third parties other than those disclosed above. If the Portfolios or Underlying Funds do selectively disclose holdings information the following procedures will be followed. The Head of the Global Client Group and the Trust’s Chief Compliance Officer (“Designated Persons”) or a delegate of the same, respectively, together may authorize the selective disclosure of non-public holdings information of the Portfolios or Underlying Funds to those entities (each a “Recipient”) who (1) specifically request the non-public holdings information for a purpose which the Designated Persons determine is consistent with a Portfolio’s or Underlying Fund's legitimate business purpose, (2) the Designated Persons determine that such disclosure is in the best interest of the Portfolio’s or Underlying Fund's shareholders and (3) in making such disclosure, no conflict exists between the Portfolio’s or Underlying Fund's shareholders and those of the Advisor or the Trust’s principal underwriter. Prior to receiving non-public holdings information, a Recipient will execute a use and non-disclosure agreement and abide by its trading restrictions. The Trust’s Chief Compliance Officer or a delegate of the same will review and approve any delegates named by Designated Persons and will maintain list of the same.

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SECURITIES LENDING

The Board of the Portfolios has approved their participation in a securities lending program. Under the securities lending program, Citibank, N.A. serves as the securities lending agent for the Portfolios.

For the fiscal year ended October 31, 2025, the income earned by the Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios and Citibank, N.A. (the “Securities Lending Agent”), were as follows:

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Fees and/or compensation from securities lending activities and related services:
Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid from any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees / compensation for securities lending activities	Net Income from securities lending activities
Dimensional International Core Equity Market ETF	$12,952,964	$193,835	$137,703	–	–	$10,392,333	–	$10,723,871	$2,229,093
Dimensional International Core Equity 2 ETF	$15,848,285	$301,190	$151,630	–	–	$11,931,852	–	$12,384,672	$3,463,613
Dimensional International Small Cap Value ETF	$5,128,662	$133,286	$45,115	–	–	$3,417,461	–	$3,595,862	$1,532,800
Dimensional International Small Cap ETF	$6,480,997	$186,345	$55,906	–	–	$4,095,867	–	$4,338,118	$2,142,879
Dimensional International High Profitability ETF	$4,800,847	$45,304	$50,851	–	–	$4,183,703	–	$4,279,858	$520,989
Dimensional International Vector Equity ETF	$142,660	$4,756	$1,131	–	–	$82,105	–	$87,992	$54,668
Dimensional Emerging Core Equity Market ETF	$12,500,355	$984,765	$35,877	–	–	$2,616,803	–	$3,637,445	$8,862,910
Dimensional Emerging Markets High Profitability ETF	$410,420	$28,988	$1,939	–	–	$118,621	–	$149,548	$260,872
Dimensional Emerging Markets Value ETF	$2,022,524	$164,358	$5,570	–	–	$373,368	–	$543,296	$1,479,228
Dimensional Emerging Markets Core Equity 2 ETF	$15,178,370	$1,322,893	$30,235	–	–	$1,919,256	–	$3,272,384	$11,905,986
Dimensional Emerging Markets ex China Core Equity ETF	$232,485	$12,090	$1,938	–	–	$109,652	–	$123,680	$108,805
Dimensional World Equity ETF	$242,019	$8,170	$2,641	–	–	$157,676	–	$168,487	$73,532
Dimensional	$3,551,441	$27,759	$45,356	–	–	$3,159,098	–	$3,232,213	$319,228

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Global Real Estate ETF
* The amounts included in the table above may differ from the amounts disclosed in the Portfolios' annual financial statements due to timing differences, reconciliations and certain other adjustments.

For the fiscal year ended October 31, 2025, the Securities Lending Agent provided the following services for the Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of the Portfolios.  PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042. The audited financial statements and financial highlights of each Portfolio for the fiscal year ended October 31, 2025, as set forth in the Trust’s Annual Financial Statements and Other Information, including the report of PwC, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Annual Financial Statements and Other Information upon request and without charge, by contacting the Trust at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and peer fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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Exhibit A

Summary of Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting (or refraining from voting) proxies, Dimensional1 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account. 2

Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets.

Global Evaluation Framework

Dimensional’s Global Evaluation Framework sets out Dimensional’s general expectations for all portfolio companies. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process3;

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

[1]

“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

[2]	For considerations in connection with ERISA-covered clients, see the Policy and its references to requirements under ERISA.
[3]

As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

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1. Board and committee independence;

2. Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:

• The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;

• How the performance of individual directors and the board as a whole is assessed;

• The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;

• Board refreshment mechanisms;

• Director recruitment policies and procedures; and

• The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

• Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;

• Whether the portfolio company complies with market best practice with regards to refreshment mechanisms, including tenure limits; and

• Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.

Dimensional may consider a board’s diversity when evaluating the effectiveness of a portfolio company’s board refreshment process. Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood

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that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Anti-Takeover Provisions

Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post-initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.

Related-Party Transactions

Dimensional believes portfolio company related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.

Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive

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pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.

To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

In markets where components of executive remuneration, such as performance rights or options, are required to be subject to a separate shareholder vote, Dimensional will consider these proposals in line with the principles above.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Unequal Voting Rights

Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adopt or maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.

Say on Climate

Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes. If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.

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Shareholder Proposals

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

Dimensional will typically vote with management on environmental and social (E&S) shareholder proposals. In certain circumstances, including if the E&S matter may have a material impact on the portfolio company, Dimensional may determine a case-by-case analysis is warranted, in which case we will consider if supporting the proposal is likely to provide shareholders with meaningful information about a portfolio company’s handling of environmental or social risk through improved board accountability, improved policies or procedures, or improved disclosures.

Virtual Meetings

Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:

• The ability to see and hear portfolio company representatives;

• The ability to ask questions of portfolio company representatives; and

• The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.

Disclosure of Vote Results

Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.

Disclosure of Meeting Materials

Dimensional expects timely disclosure of meeting notice and materials. Dimensional may vote against individual directors or committee members if disclosure is not made with sufficient time for shareholders to consider the materials prior to the shareholder meeting.

Voting Guidelines for Environmental and Social Matters

Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such E&S proposals. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

• A description of material risks.

• A description of the process for identifying and prioritizing such risks and how frequently it occurs.

• The policies and procedures governing the handling of each material risk.

• A description of the management-level roles/groups involved in oversight and mitigation of each material risk.

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• A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.

• A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, or where a portfolio company has faced a material controversy in relation to the issue, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Political and Lobbying Activities

Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.

In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:

• The board to adopt policies and procedures to oversee political and lobbying expenditures;

• The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and

• That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.

Human Capital Management

Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.

Climate-Related Risks

Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified.

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy.

• Whether the risks are overseen by a specific committee or the full board.

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.

• The management-level roles/groups responsible for managing these risks.

• The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD), International Sustainability Standards Board (ISSB), or Sustainability Accounting Standards Board (SASB) Standards, are not being used.

• Targets used by the portfolio company to manage climate-related risks and performance against those targets.

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Human Rights

Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy

• Whether the risks are overseen by a specific committee or the full board

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed

• Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved

• The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises

• Details of violations of the policy and corrective action taken

Technology

Dimensional expects portfolio company boards to exercise oversight of the use of technology, including artificial intelligence (AI), throughout and disclose information of their handling of any associated risks, to the extent such risks could be material to the business. With respect to cybersecurity risks in particular, disclosure should include:

• Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents

• The role of management in implementing cybersecurity policies and procedures

• The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.

• Material cybersecurity incidents and remedial actions taken.

Evaluation Framework for U.S. Listed Companies

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:

• The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).

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• Failure to adequately respond to majority-supported shareholder proposals.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Age and Term Limits

Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Governance Practices:

Classified Boards

Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

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Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

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Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Indemnification and Exculpation of Directors and Officers

Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.

Advance Notice Provisions

Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:

• Require shareholder-nominated candidates to disclose information that is not required for new board-nominated candidates

• Impose unduly burdensome disclosure requirements on shareholder proponents

• Significantly limit the time period shareholders have to submit proposals or nominees

Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.

Executive and Director Compensation:

Equity-Based Compensation

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Certain practices, such as:

• multi-year guaranteed bonuses

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• excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)

• single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the Compensation Committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Corporate Actions:

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

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To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

In instances where a shareholder proposal is excluded from the meeting agenda, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. In certain instances, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis if such disclosure is lacking.

Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies

Continental Europe:

Director Election Guidelines

• Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.

• A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one-third independent.

• Executives should generally not serve on audit and remuneration committees.

• The CEO and board chair roles should generally be separate.

• Portfolio companies should comply with Directive (EU) 2022/2381 (Gender Balance on Boards of Certain Companies) Regulation 2025 to the extent transposed into national law, relevant listing rules, corporate governance codes, and market best practices with regards to board composition.

Remuneration Guidelines

Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:

• The amount paid to executives;

• Alignment between pay and performance;

• The targets used for variable incentive plans and the ex-post levels achieved; and

• The rationale for any discretion applied.

Other Market Specific Guidelines for Continental Europe

• In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.

United Kingdom:

Dimensional expects portfolio companies to follow the applicable requirements of the FCA Listing Rules, the UK Corporate Governance Code, and market best practice with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to board composition.

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Dimensional expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.

With respect to capital structure, Dimensional will consider expectations set forth in the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles and the Pensions and Lifetime Savings Association Guidelines.

Ireland:

Dimensional expects Irish-incorporated portfolio companies with their primary listing on Euronext Dublin to follow the requirements of the Irish Corporate Governance Code.

Dimensional expects Irish-incorporated companies to follow the requirements of S.I. No. 215/2015 – European Union (Gender Balance on Boards of Certain Companies) Regulations 2025 with respect to evaluating board composition.

South Africa:

Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.

Framework for Evaluating Australia and New Zealand-Listed Companies

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

When evaluating portfolio company boards, Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively, with respect to board composition. Additionally, Dimensional will generally vote against individual directors or committee members at portfolio companies with no female representation on the board. At companies listed on the S&P/NZX 20, Dimensional generally expects at least 30 percent board female representation.

CEO/Chair

Dimensional expects Australian and New Zealand portfolio companies to separate the CEO and board chair roles, with the board chair being an independent director, in line with the expectations set forth in the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively.

Auditors

Neither Australian nor New Zealand law requires the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee in both markets.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

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Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, at Australian and New Zealand portfolio companies, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1 and NZX Listing Rule 4, respectively.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Remuneration

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.

Equity-Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Dimensional may vote against the granting of equity-based awards, such as performance rights, stock options, and stock appreciation rights, to specific executives, including CEOs and Managing Directors, if also voting against the portfolio company’s remuneration report under the analysis set forth in the Executive Remuneration section of the Global Framework.

Framework for Evaluating Japan-Listed Securities

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to board composition, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.

At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

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At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, the board should be majority independent.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

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Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.

Cross-Shareholding

Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.

Shareholder Rights Plans (Poison Pills)

Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.

Framework for Evaluating Securities in Other Select Asian Markets

Uncontested Director Elections

Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.

Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.

Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.

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• All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.

• Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.

• Boards of directors of Thai, Filipino, Hong Kong, Taiwanese and mainland China portfolio companies should be at least 33% independent.

• Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.

• Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.

Dimensional expects portfolios companies to follow applicable corporate governance codes, listing standards, and local market best practices with respect to board composition.

Director Remuneration

In most Asian markets, director remuneration generally consists of both fees and bonuses.

Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.

In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.

Equity Based Remuneration

In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.

When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.

For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.

In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

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DIMENSIONAL ETF TRUST

6300 Bee Cave Road, Building One, Austin, Texas 78746
Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2026

Dimensional ETF Trust (the “Trust”) is an open-end management investment company that offers forty-one series of shares. This Statement of Additional Information (“SAI”) relates to the following portfolios (each, a “Portfolio” and collectively, the “Portfolios”):

Portfolio:	Exchange:	Ticker:

Dimensional U.S. Equity Market ETF	NYSE Arca, Inc.	DFUS

Dimensional U.S. Small Cap ETF	NYSE Arca, Inc.	DFAS
Dimensional U.S. Targeted Value ETF	NYSE Arca, Inc.	DFAT
Dimensional U.S. Core Equity 2 ETF	NYSE Arca, Inc.	DFAC
Dimensional US Marketwide Value ETF	NYSE Arca, Inc.	DFUV
Dimensional International Value ETF	NYSE Arca, Inc.	DFIV
Dimensional World ex U.S. Core Equity 2 ETF	NYSE Arca, Inc.	DFAX

This SAI is not a Prospectus but should be read in conjunction with the Prospectus for the Portfolios dated February 28, 2026, as amended from time to time. The Portfolios were organized for the purpose of acquiring the assets and liabilities of a corresponding predecessor fund (as defined below). The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Trust’s Annual Financial Statements & Other Information. A free copy of the Prospectus, annual report, and Annual Financial Statements & Other Information can be obtained by contacting your investment representative, writing to the Trust at the above address or by calling the above telephone number.

GENERAL INFORMATION

The Trust is a Delaware statutory trust organized on June 16, 2020.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Portfolio offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in large aggregations of Shares (each a “Creation Unit”).  Creation Units typically are a specified number of Shares. Generally, a Creation Unit will consist of the following number of Shares or multiples thereof:

Portfolio	Creation Unit
Dimensional U.S. Equity Market ETF	40,000 shares
Dimensional U.S. Small Cap ETF	30,000 shares
Dimensional U.S. Targeted Value ETF	50,000 shares
Dimensional U.S. Core Equity 2 ETF	100,000 shares
Dimensional US Marketwide Value ETF	50,000 shares
Dimensional International Value ETF	50,000 shares
Dimensional World ex U.S. Core Equity 2 ETF	200,000 shares

In the event of liquidation of a Portfolio, the Trust may lower the number of Shares in a Creation Unit. In its discretion, Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) reserves the right to increase or decrease the number of a Portfolio’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Portfolio, and to make a corresponding change in the number of Shares constituting a Creation Unit. Each Portfolio may issue Creation Units of its Shares to Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments), together with the deposit of a specified cash payment and applicable fees as described below. Shares of the Portfolios are listed and trade on NYSE Arca, Inc. (the "Exchange" or "NYSE Arca"), a national securities exchange. Shares of the Portfolios are traded in the secondary market and elsewhere at market prices that may be at, above or below a Portfolio’s NAV. Shares of the Portfolios are redeemable only in Creation Units by Authorized Participants in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments) together with a specified amount of cash and applicable fees as described below.

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Portfolio in connection with creations and redemptions of Shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

Each Portfolio is a separate series of the Trust, and each Share of a Portfolio represents an equal proportionate interest in the Portfolio.  All consideration received by the Trust for a Portfolio’s Shares and all assets of a Portfolio belong solely to that Portfolio and would be subject to liabilities related thereto. Each Portfolio assumed the assets and liabilities of its predecessor fund (the predecessor fund) in connection with a reorganization (each a “Reorganization,” and collectively, the “Reorganizations”) as shown below:

Portfolio	Predecessor Fund
Dimensional U.S. Equity Market ETF	Tax-Managed U.S. Equity Portfolio
Dimensional U.S. Small Cap ETF	Tax-Managed U.S. Small Cap Portfolio
Dimensional U.S. Targeted Value ETF	Tax-Managed U.S. Targeted Value Portfolio
Dimensional U.S. Core Equity 2 ETF	T.A. U.S. Core Equity 2 Portfolio
Dimensional US Marketwide Value ETF	Tax-Managed U.S. Marketwide Value Portfolio II
Dimensional International Value ETF	Tax-Managed DFA International Value Portfolio

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Dimensional World ex U.S. Core Equity 2 ETF	T.A. World ex U.S. Core Equity Portfolio

The Reorganizations of the Dimensional U.S. Equity Market ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF and Dimensional US Marketwide Value ETF (each a “Domestic Portfolio” and collectively, the “Domestic Portfolios”) were consummated after the close of business on June 11, 2021 (with respect to the Dimensional U.S. Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF and Dimensional U.S. Core Equity 2 ETF) and May 6, 2022 (with respect to the Dimensional US Marketwide Value ETF). The Reorganizations of the Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF (each an “International Portfolio” and together, the “International Portfolios”) were consummated after the close of business on September 10, 2021. All historical financial information and other information contained in this SAI relating to a Portfolio for periods ending on or prior to the closing of its Reorganization is that of its predecessor fund.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Portfolio will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the Shares of a Portfolio under any of the following circumstances: (i) if the Exchange becomes aware that the Portfolio is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if the Portfolio no longer complies with the requirements set forth in the relevant listing standards of the Exchange; (iii) if following the initial 12-month period beginning upon the commencement of trading of the Portfolio, there are fewer than 50 beneficial holders of the Shares; or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Portfolio from listing and trading upon termination of the Portfolio.

As is the case with other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of a Portfolio in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Portfolio.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Portfolio.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Portfolio on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Portfolios’ distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of

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such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Portfolio are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The Advisor or its affiliates may purchase and resell shares of a Portfolio through a broker-dealer to “seed” a Portfolio as it is launched, or may purchase and resell shares of a Portfolio from other broker-dealers that have previously provided “seed” capital for a Portfolio when it was launched, or otherwise in secondary market transactions.

PORTFOLIO CHARACTERISTICS, POLICIES AND INVESTMENT PROCESS

The following information supplements the information set forth in the Prospectus of the Portfolios. Unless otherwise indicated, the following information applies to each Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Dimensional serves as investment advisor to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio is diversified under the federal securities laws and regulations.

Because the structure of the Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between investment companies and their affiliates might become applicable.

Each of the Portfolios (except Dimensional International Value ETF) has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s NAV. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s NAV. Additionally, if a Portfolio changes its 80% non-fundamental policy, the Portfolio will notify shareholders at least 60 days before the change and will change the name of the Portfolio. For more information on each such Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in its Prospectus.

With respect to each Portfolio, the Advisor has adopted a process that monitors environmental, social, and governance news and large share price movements of eligible portfolio companies to identify issuers whose future financial data may be negatively impacted to a significant degree by environmental, social, or governance factors. The Advisor may use third party tools to assist in filtering news focused on environmental, social and governance issues. Companies that are identified through this process are escalated to the members of the Advisor’s portfolio management team for further evaluation. After review, if the portfolio management team determines that an issuer’s future financial data is likely to be significantly impacted, the issuer may be underweighted, temporarily excluded from further investment, or divested from a Portfolio.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Portfolios with respect to brokerage commissions. The Portfolios will incur brokerage costs when engaging in portfolio transactions for securities. However, the Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of other investment companies managed by the Advisor.

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The following table reports brokerage commissions paid by the Portfolios during the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023.

	FISCAL YEAR ENDED 2025	FISCAL YEAR ENDED 2024	FISCAL YEAR ENDED 2023
Dimensional U.S. Equity Market ETF	$114,347	$46,497	$43,499
Dimensional U.S. Small Cap ETF	$465,210	$490,541	$200,673
Dimensional U.S. Targeted Value ETF	$767,264	$750,407	$214,547
Dimensional U.S. Core Equity 2 ETF	$685,584	$422,182	$238,383
Dimensional US Marketwide Value ETF	$283,563	$220,247	$47,204
Dimensional International Value ETF	$638,855	$687,971	$400,362
Dimensional World ex U.S. Core Equity 2 ETF	$363,422	$633,026	$437,197

The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Portfolio.

Portfolio transactions of each Portfolio will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for each Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of commission, if any, being paid by a Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios that they sub-advise.

Subject to the duty to seek to obtain best price and execution, transactions of the Portfolios may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by the Portfolios may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolios with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement for each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

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During the fiscal year ended October 31, 2025, the Portfolios and the Advisor did not through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, direct any Portfolio's brokerage transactions to a broker because of research services provided.

The Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio during the fiscal year ended October 31, 2025, as well as the value of such securities held by the Portfolio as of October 31, 2025.

Portfolio	Broker or Dealer	Value of Securities
Dimensional U.S. Equity Market ETF	Bank of America Corp.	$106,191,413
	Goldman Sachs Group, Inc.	$67,477,716
	Citigroup, Inc.	$52,672,095
	Jefferies Financial Group, Inc.	$2,497,802
	Virtu Financial, Inc.	$788,185

Dimensional U.S. Small Cap ETF	Jefferies Financial Group, Inc.	$10,946,957
	Virtu Financial, Inc.	$8,151,306

Dimensional U.S. Core Equity 2 ETF	Bank of America Corp.	$132,202,482
	Goldman Sachs Group, Inc.	$118,439,443
	Citigroup, Inc.	$67,773,586
	Jefferies Financial Group, Inc.	$14,043,271
	Virtu Financial, Inc.	$6,172,847

Dimensional US Marketwide Value ETF	Bank of America Corp.	$152,388,783
	Goldman Sachs Group, Inc.	$120,464,966
	Citigroup, Inc.	$74,316,486
	Jefferies Financial Group, Inc.	$5,691,482
	Virtu Financial, Inc.	$1,606,786

Dimensional International Value ETF	UBS Group AG	$116,749,270

Dimensional World ex U.S. Core Equity 2 ETF	UBS Group AG	$13,601,088

To the extent creation or redemption transactions are conducted fully or partially on a cash or “cash in lieu” basis, a Portfolio may contemporaneously transact with broker-dealers for the purchase or sale of securities in connection with such transactions. Such trades may be placed with the Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer. With respect to the trades, the Authorized Participant may be responsible for costs associated with purchasing any securities using the cash proceeds from the creation or may be responsible for the cost associated with selling any securities to raise the cash needed for the redemption.

Specifically, following a Portfolio’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Price Guarantee”). Whether the execution of the order is at a price at least as favorable to the Portfolio will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

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An Authorized Participant agrees to pay the shortfall amount in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Portfolio’s valuation of the securities, the Portfolio will be entitled to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and the Authorized Participant will be required to pay the full amount of the actual execution transaction, up to the Maximum Additional Charge for Creations listed in the table in the “Creation and Redemption of Creation Units” section of this SAI .

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs), up to the Maximum Additional Charge for Redemptions listed in the table in the “Creation and Redemption of Creation Units” section of this SAI.

For creation and redemption orders where a Price Guarantee is not applicable, a Portfolio reserves the right to charge a preset “Variable” fee for the cash or cash in lieu proceeds from those create and redeem orders. The Authorized Participant agrees to pay the fee, which represents the estimated costs related to purchasing or selling securities, and may include commissions, fees, taxes, foreign exchange, or other costs related to executing the Portfolio’s transactions. The Variable fee is subject to periodic review and adjustment. The fee is only made available to Authorized Participants and Market Makers but will not exceed the Maximum Additional Charge for Creations or Maximum Additional Charge for Redemptions listed in the tables in the “Creation and Redemption of Creation Units” section of this SAI.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)  borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)  make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)  purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent a Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in

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commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5) purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6) engage in the business of underwriting securities issued by others; or

(7) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The Portfolios, except the Dimensional U.S. Core Equity 2 ETF and Dimensional World ex U.S. Core Equity 2 ETF, will not:

(8) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry.

The Dimensional U.S. Core Equity 2 ETF and Dimensional World ex U.S. Core Equity 2 ETF will not:

(9) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies).

The Dimensional US Marketwide Value ETF will not:

(10) sell securities short.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, the Portfolios are authorized to lend portfolio securities under the conditions and restrictions described in the Portfolios’ Prospectus. Investment limitation (2) above also does not, among other things, prevent a Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

With respect to the investment limitation described in (7) above, the Portfolios will not issue senior securities, except that each Portfolio may borrow money as described above. Each Portfolio may also borrow money for temporary purposes, but not in excess of 5% of such Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder.

In applying the investment limitations described in (8) and (9) above, each Portfolio will consider the investments of other investment companies in which the Portfolio invests, if applicable, to the extent it has sufficient information about the holdings of such investment companies.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets

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in illiquid investments that are assets. Illiquid investments are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Trust’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Trust has implemented the Liquidity Program, and the Board, including a majority of the disinterested Trustees, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of a Portfolio’s investments, if applicable, and monitoring compliance with the 15% limit on illiquid investments.

Pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, the Advisor may consider the number of dealers making a market in such securities when determining whether a liquid market exists. After purchase, the Portfolios will continue to monitor the liquidity of Rule 144A securities.

The investment limitations described above do not prohibit the Portfolios from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolios’ investment strategies.  Except with respect to a Portfolio’s limitation on borrowing, illiquid investments, or as otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

Notwithstanding any of the above investment limitations, the Dimensional World ex U.S. Core Equity 2 ETF may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by the Portfolio to be advisable. The Dimensional World ex U.S. Core Equity 2 ETF would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

FUTURES CONTRACTS

Each Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. A Portfolio also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits.

At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time. Most futures exchanges limit the amount of fluctuation permitted in futures contract

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prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio.

FOREIGN CURRENCY TRANSACTIONS

The International Portfolios may each enter into foreign currency exchange transactions in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.  An International Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The International Portfolios may enter into a foreign currency exchange transaction in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, an International Portfolio may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

At the maturity of a forward currency contract, the International Portfolio may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the International Portfolio may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts may be effected with a counterparty other than the counterparty to the original forward contract.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to an International Portfolio. To the extent an International Portfolio engages in forward currency contracts to generate current income, the International Portfolio will be subject to these risks which the International Portfolio might otherwise avoid (e.g., through use of hedging transactions).

The use of foreign currency exchange transactions may not benefit an International Portfolio if exchange rates move in an unexpected manner. In addition, these techniques could result in a loss if the counterparty to a transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. These transactions also involve settlement risk, which is the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty.

SWAPS

The Portfolios also may enter into equity swaps, including total return swaps and dynamic portfolio total return swaps (“DTRS”). In a standard swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on a predetermined asset (or group of assets) which may be adjusted for transaction costs, interest payments, dividends paid on the reference asset or other factors. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” for example, the increase or decrease in value of a particular dollar amount invested in the asset. The

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Portfolios may use equity swaps to invest in a market without owning or taking physical custody of securities, including in circumstances where direct investment may be restricted or is otherwise deemed impractical or disadvantageous.

Equity total return swaps can create long or short economic exposure to an underlying equity security, or to a basket of securities. Equity swap contracts may be structured in different ways. For example, under an equity total return swap contract, one party may agree to make payments to another based on the total economic performance of a notional amount of the underlying security or securities (including dividends and changes in market value) during a specified period, in return for periodic payments based on the application of a fixed or variable interest rate to the same notional amount. The purchaser of a long total return swap is paid the amount of any increase in value and pays the amount of any decrease in value, while the purchaser of a short total return swap is paid the amount of any decrease and pays the amount of any increase.

The Portfolios may enter into swaps, including DTRS, in order to access a specific equity market without purchasing or selling the underlying securities represented in the DTRS. DTRS are designed to replicate the performance of an underlying reference asset such as a portfolio of equities or ETFs. For example, the issuer of the DTRS agreement may agree to pay a Portfolio an amount equal to the performance of the underlying equities in a given period netted against a floating rate plus a spread or a fixed rate in the same period paid to the issuer by the Portfolio. The reference rate for the floating rate is typically based on an official interbank benchmark rate. The cash flows in a DTRS may be exchanged at maturity or periodically at each reset (e.g., monthly or quarterly). No notional amounts are exchanged at the start or at the maturity of the DTRS. In addition, pursuant to the terms of a DTRS, the underlying equities can be traded in the course of the day thereby changing the composition of the underlying equity portfolio, which provides a Portfolio with the ability to vary the market exposure obtained through investment in the DTRS. DTRS are subject to transaction costs, financing costs and other fees which will be borne by the Portfolio in connection with its investments in these instruments.

The swaps in which the Portfolios invest involve greater risks than if the Portfolios had invested in the reference assets directly, since, in addition to general market risks, these instruments are subject to counterparty risk, valuation risk, illiquidity risk and interest rate risk, among other risks. Adverse changes in market values, interest rates and currency exchange rates, or in the creditworthiness of swap counterparties and the issuers of the underlying assets may negatively affect the investment performance of a Portfolio and the investment performance of the Portfolio may be less favorable than it would have been if these investment techniques were not used. Swaps carry counterparty risks that cannot be fully anticipated. A Portfolio's ability to realize a profit from swaps transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Portfolio. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses to a Portfolio. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. In addition, the Portfolios may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty, regardless of whether the counterparty has defaulted. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. Under certain circumstances, suitable transactions may not be available to a Portfolio, or the Portfolio may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Moreover, participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Portfolios' swaps transactions in accordance with the Trust's Liquidity Program.

As described above, some types of swap agreements, including DTRS, are negotiated bilaterally with a swap dealer and traded OTC between the two parties (“uncleared swaps”), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (“cleared swaps”), and may be traded on swap execution facilities (“exchanges”). Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency

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or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, as noted above, a Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, the Portfolio is also subject to the risk that the FCM could use the Portfolio's assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Advisor and the Trust do not consider a Portfolio's obligations under swap contracts senior securities and, accordingly, the Portfolios will not treat them as being subject to the Portfolios' borrowing or senior securities restrictions to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to the Portfolios, may increase the cost of the Portfolios' investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

PARTICIPATORY NOTES

The Dimensional World ex U.S. Core Equity 2 ETF may invest in equity access products and instruments that have economic characteristics similar to equity securities, such as participation notes (also known as participatory notes) or other structured instruments that may be developed from time to time (collectively, “structured instruments”).

Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity security, basket of securities, or market. The local branch or

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broker-dealer will usually place the local market equity securities in a special purpose vehicle, which will issue instruments that reflect the performance of the underlying equity securities. The performance of the special purpose vehicle generally carries the unsecured guarantee of the sponsoring bank or broker-dealer. This guarantee does not extend to the performance or value of the underlying local market equity securities. For purposes of the Portfolio's fundamental industry concentration policy, the Portfolio applies the restriction by reference to the industry of the issuer of the underlying equity securities and not the industry of the issuer of a structured instrument.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying equity security, basket of securities, or market may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate.

Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Portfolio's turnover rate, transaction costs and tax liability. Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Portfolio to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Portfolio to counterparty risk (and this risk may be amplified if the Portfolio purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS

The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this SAI, and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolios, or this SAI.

The terms of the commodity pool operator (“CPO”) exclusion require that each Portfolio, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires each Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Portfolio may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Portfolio can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Portfolio, the Portfolio may incur additional compliance and other expenses.

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FOREIGN ISSUERS

The International Portfolios may acquire and sell securities issued by non-U.S. issuers. There are substantial risks associated with investing in the securities issued by governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the risks inherent in U.S. investments. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. There is also the risk of substantially more government involvement in the economy in foreign countries, as well as, the possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may limit the ability of the International Portfolio to invest in foreign issuers.

Significantly, there is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments. There is no assurance that the Advisor will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. An International Portfolio may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. To the extent that the International Portfolio invests a significant portion of its assets in a specific geographic region or country, the International Portfolio will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. In addition, economies of some emerging market countries may be based on only a few industries and may be highly vulnerable to changes in local or global trade conditions. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. An International Portfolio, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S., other nations or other governmental entities (including supranational entities) with respect to certain countries or issuers in various sectors of certain foreign countries may limit the International Portfolio's investment opportunities, impairing the International Portfolio's ability to invest in accordance with its investment strategy and/or to meet its investment objective, as well as adversely impacting the value of the impacted investments. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible for the Advisor to predict. Such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain countries or issuers could result in: (i) an immediate freeze on certain securities, impairing the ability of the International Portfolio to buy, sell, receive or deliver those securities; or (ii) other limitations on the International Portfolio's ability to invest or hold such securities.

Emerging markets

Dimensional World ex U.S. Core Equity 2 ETF may invest in securities from issuers located in emerging markets. Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include, but are not limited

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to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems which may limit the rights and remedies available to the Portfolio against an issuer and with respect to the enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy which could limit reliable access to capital; (vi) higher degree of corruption and fraud and potential for market manipulation; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries; and (ix) differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards that could impede the Advisor’s ability to evaluate issuers.

In addition, many emerging market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of these countries. Moreover, the economies of some emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position.

The Portfolio may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed foreign markets. Currency and other hedging techniques may not be available or may be limited. The local taxation of income and capital gains accruing to nonresidents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Portfolio could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. Custodial services and other investment-related costs in emerging market countries are often more expensive, compared to developed foreign markets and the U.S., which can reduce the Portfolio's income from investments in securities or debt instruments of emerging market country issuers.

Some emerging market currencies may not be internationally traded or may be subject to strict controls on foreign investment by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Portfolio's securities, denominated in that currency. Some emerging market governments restrict currency conversions and/or set limits on repatriation of invested capital. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be different than the actual market values and may be adverse to the Portfolio's shareholders.

INVESTMENTS IN THE CHINA REGION

There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party (“CCP”) or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

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In addition, investments in China and Taiwan could be adversely affected by their political and economic relationship with each other. China’s relations with Taiwan are severely strained and subject to the risk of rapid deterioration due to territorial disputes, defense and other security concerns. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The value of investments in China and Taiwan, including derivative positions, may be adversely affected by territorial disputes between China and Taiwan. The Chinese and Hong Kong economies are also vulnerable to the disagreements between China and Hong Kong related to integration, which may result in economic disruption.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, the People’s Republic of China (“PRC”), including Hong Kong, as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC, including Hong Kong, as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured, or supplied by persons owned by, controlled by, or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons.

A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional sanctions, tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies, each of which may negatively impact the Chinese economy generally or the specific Chinese companies or industries. China has experienced controversies in human rights abuses related to religious and nationalist groups. In 2021, the U.S. passed the Uyghur Forced Labor Prevention Act responding to information concerning the PRC’s treatment of the Uyghurs and other ethnic minorities in the Xinjiang Uyghur Autonomous Region. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy and result in sudden and significant investment losses. The economy of China has experienced significant growth in recent decades, which has been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth. More recently, the Chinese economy has experienced deflation and a significant slowdown in growth, including declines in property values and increased defaults, weak consumer demand, increased youth unemployment and declines in exports and manufacturing. The Chinese government has implemented policies attempting to increase growth and stabilize the housing market, but it is unclear whether those efforts will be successful. In recent years, the Chinese central and local governments, households and corporations have incurred significant levels of debt, raising concerns of the possibility that widespread defaults could occur and trigger a financial crisis, which could significantly decrease the value and liquidity of Chinese investments.

Investments in Stock Connect. Dimensional World ex U.S. Core Equity 2 ETF may invest in China A-shares through Stock Connect. Investing in China A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Portfolio. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Portfolio's ability to invest in China A-shares through the Stock Connect program. Trading through Stock Connect may require pre-validation of cash or securities prior to acceptance of orders. This requirement may limit the Portfolio's ability to dispose of its A-shares purchased through Stock Connect in a timely manner. Beginning December 31, 2024, through early January 2025, the China Securities Regulatory Commission (“CSRC”) and the Shanghai and Shenzhen stock exchanges barred several major mutual fund companies from selling shares on a net basis on any day in response to CCP leadership calls to stabilize the Chinese equity market. Although the CSRC has since lifted the restriction, there can be no guarantee that trading in Chinese securities will be free from CCP interference or manipulation in the future.

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A primary feature of the Stock Connect program is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, the Portfolio's investments in Stock Connect China A-shares are generally subject to the securities regulations and listing rules of the PRC, among other restrictions. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, the Shanghai and Shenzhen markets may be open at a time when Stock Connect is not trading, with the result that prices of China A-shares may fluctuate at times when the Portfolio is unable to add to or exit its position, which could adversely affect the Portfolio's performance.

Changes in the operation of the Stock Connect program may restrict or otherwise affect the Portfolio's investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices. These risks are heightened generally by the developing state of the PRC’s investment and banking systems and the uncertainty about the precise nature of the rights of equity owners and their ability to enforce such rights under Chinese law. Abuses in accounting, auditing, and financial reporting of China-based firms and companies have resulted in disciplinary actions and sanctions by regulatory bodies such as the Public Company Accounting Oversight Board (“PCAOB”). An investment in China A-Shares is also generally subject to the risks identified under “Emerging Markets,” and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China.

Investments in Variable Interest Entities (“VIEs”). Dimensional World ex U.S. Core Equity 2 ETF may have investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as VIEs, that operate in sectors in which China restricts and/or prohibits foreign investments. These investments may present additional risks. In a VIE structure, foreign investors, such as the Portfolio, will only own stock in a shell company rather than directly in the Chinese company, known as the VIE. The VIE must be owned by Chinese nationals (and/or Chinese companies), which are typically the VIE’s founders, to obtain the licenses and/or assets required to operate in certain restricted and/or prohibited sectors in China. The value of the shell company is therefore derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The shell company is typically set up in an offshore jurisdiction, such as the Cayman Islands, and enters into the service and other contracts with the VIE through a wholly foreign-owned enterprise based in China. The VIE structure is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts and/or prohibits foreign investments, such as internet, media, education and telecommunications.

While VIEs are a longstanding industry practice that is well known to Chinese officials and regulators, historically they have not been formally recognized under Chinese law and regulations regarding the structure are evolving. Effective March 31, 2023, the China Securities Regulatory Commission (CSRC) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create and/or operate VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement either.

It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the VIE structure, generally, or with respect to certain industries, or limit VIEs’ ability to pass through economic and governance rights to foreign individuals and entities. The contractual arrangements with the VIE also may not be as effective in providing operational control as direct equity ownership. The Chinese equity owner(s) of a VIE could decide to breach the contractual arrangements and may have conflicting interests and fiduciary duties as compared to foreign investors in the shell company. Further, any breach or dispute under these contracts will likely fall under Chinese jurisdiction and law. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts through Chinese courts and/or arbitration bodies, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Portfolio's returns and net asset value.

In addition, foreign companies with securities listed on U.S. securities exchanges, including those that utilize VIE structures, may be delisted if they do not meet the requirements of the listing exchange, the Public

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Company Accounting Oversight Board or the U.S. government, which could significantly decrease the liquidity and value of such investments.

GENERAL MARKET AND GEOPOLITICAL RISKS

The value of a Portfolio’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, economic sanctions and tariffs, regulatory events and governmental or quasi-governmental actions, among others. Natural and environmental disasters, including weather-related phenomena, also can be highly disruptive to economies and markets and can adversely affect individual issuers, sectors, industries, markets, countries or regions, currencies, interest and inflation rates, credit ratings, and investor sentiment. The occurrence of U.S. and global events similar to those in the last few decades (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and/or overall market uncertainty or reduced liquidity with respect to particular issuers, countries or regions, and may have long term effects on both the U.S. and global economies and financial markets. The negative impacts may be particularly acute in certain sectors, countries or regions. The timing and duration of any such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for a Portfolio. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty regarding the ramifications of the United Kingdom’s (UK) vote to exit the European Union (EU) in June 2016 (Brexit). On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Portfolio’s investments.

In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro could decline significantly and unpredictably. Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Portfolio’s investments.

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CASH MANAGEMENT PRACTICES

Each Portfolio engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, each of the Portfolios may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

Each Portfolio may invest cash in short-term repurchase agreements. In addition, each Portfolio may invest a portion of its assets in fixed income securities, such as money market instruments, shares of affiliated and unaffiliated registered and unregistered money market mutual funds, index futures contracts and options thereon, and with respect to the International Portfolios, freely convertible currencies. Investments in money market mutual funds may involve a duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued, and the commitment cancelled.  In addition, each Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such

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securities at a fixed price at a future date beyond the normal settlement time.  Each Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Portfolio enters into a when-issued, delayed delivery, to-be-announced, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Portfolio committed to pay or receive for the security.  A Portfolio will lose money if the value of a purchased security falls below the purchase price and a Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

EXCHANGE TRADED FUNDS

The Portfolios may invest in exchange traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest may be passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The goal of a passively managed ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of such ETFs. The Portfolios also may invest in actively managed ETFs managed by the Advisor that seek to outperform a particular index, sector, market or global segment. Investment in an actively managed ETF is subject to the risk that the investment adviser to the ETF selects investments for the ETF that underperform and the ETF does not meet its investment objective. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Portfolios with the expectation that they will be held for longer than one year. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

TRUSTEES AND OFFICERS

Trustees

Organization of the Board

The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. The Board elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust. The Board of the Trust is comprised of two interested Trustees and eight disinterested Trustees. Gerard K. O’Reilly, an interested Trustee, is Chairman of the Board. The disinterested Trustees of the Board designated Ingrid M. Werner as the lead disinterested Trustee. As the lead disinterested Trustee, Ms. Werner, among other duties: acts as a principal contact for management for communications to the disinterested Trustees in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Trustees; raises issues and discusses ideas with management on behalf of the disinterested Trustees in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Trustees (other than Committee meetings, which are chaired by the respective Committee Chairperson, if applicable). David G. Booth serves as Chairman Emeritus to the Board. The Board has designated David G. Booth, a former Chairman of the Trust, to serve as Chairman Emeritus to the Board in recognition of his years of service to both the Trust and Advisor. The Chairman Emeritus, which is a non-voting position, provides advice and counsel to the Trustees in connection with the Trustees’ management of the business and affairs of the Trust. The Board believes the existing Board structure for the Trust is appropriate because it provides the disinterested Trustees with adequate influence over the governance of the Board and the Trust, while also providing the Board with the

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invaluable insight of the interested Trustees, who, as both officers of the Trust and the Advisor, participate in the day-to-day management of the Trust’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Trustee in order to provide an opportunity to contact Trust management and/or the disinterested Trustees’ independent counsel regarding agenda items. In addition, the disinterested Trustees regularly communicate with Mr. O’Reilly and Mr. Butler regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Trust meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Trustees meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating and Governance Committee (the “Nominating Committee”), and Mutual Funds-ETF Relations Committee are composed entirely of disinterested Trustees. As described below, through these Committees, the disinterested Trustees have direct oversight of the Trust’s accounting and financial reporting policies, the selection and nomination of candidates to the Board, and the operation and expense allocations of the portfolios of the Trust. The Investment Strategy Committee (the “Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Trust and the performance of its series.

The Board’s Audit Committee is comprised of Reena Aggarwal, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner. The Audit Committee for the Board oversees the Trust’s accounting and financial reporting policies and practices, the Trust’s internal controls, the Trust’s financial statements and the independent audits thereof, and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Trust’s independent registered public accounting firm and also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board’s Nominating Committee is comprised of Ingrid M. Werner, Reena Aggarwal, Douglas W. Diamond, Francis A. Longstaff and Heather E. Tookes. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Trustees and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the disinterested Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, Stefan Nagel, and Heather E. Tookes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Trust, (ii) reviews performance of existing series of the Trust, and discusses and recommends possible enhancements to the series’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each series, and (iv) considers issues relating to investment services for each series of the Trust. There were three Strategy Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Mutual Funds-ETF Relations Committee is comprised of Reena Aggarwal, Darrell Duffie, Stefan Nagel, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the Portfolios or changes to the existing expense allocations among the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”), and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the

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similarly managed mutual funds and the ETFs in the DFA Fund Complex (defined below). There were three Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board of the Trust, including all of the disinterested Trustees, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Trust.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Trust management and the Advisor. These reports address certain investment, valuation, liquidity, derivatives and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Trust.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Trust’s series. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the series. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a series and such change could have a significant impact on the series’ risk profile, the Advisor will present such change to the Board for its approval.

With respect to valuation, the Advisor and the Trust’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review the Advisor’s fair valuation process. Such reports also include information concerning illiquid and any worthless securities held by each series. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each series’ year-end financial statements.

With respect to liquidity risk, the Board oversees the Trust’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as required by the Liquidity Rule, the Board, including a majority of the disinterested Trustees, approved the Trust’s Liquidity Program, which is reasonably designed to assess and manage the Trust’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

With respect to derivatives risk, the Board approved the designation of the Derivatives Risk Manager (“DRM”), which is responsible for administering the derivatives risk management program (“DRMP”) for the portfolios that are required to adopt and implement a DRMP. The Board regularly receives written reports from the DRM regarding the implementation of the DRMP, including on a quarterly and annual basis, and meets with the DRM on a periodic basis.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Trust’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Trustees meet in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Trust’s Board adopts compliance policies and procedures for the Trust and receives information about the compliance procedures in place for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

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The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Trustee Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Trust, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Trust’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Trust’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.

While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Trust’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. Such recommendations shall be directed to the Secretary of the Trust at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Trust that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Trust’s Board believes that each Trustee currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that each Trustee had professional experience in areas of importance for investment companies. The Board considered that each disinterested Trustee held an academic position in the areas of finance or accounting. Reena Aggarwal, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Heather E. Tookes, Stefan Nagel, and Ingrid M. Werner are each Professors of Finance, while Abbie J. Smith is a Professor of Accounting. The Board also noted that Reena Aggarwal, Darrell Duffie, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner each had experience serving as a director or trustee on the boards of operating companies and/or other investment companies. In addition, the Board considered that Gerard K. O’Reilly and David P. Butler contributed valuable experience due to their positions with the Advisor.

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Certain biographical information for each disinterested Trustee and each interested Trustee of the Trust is set forth in the tables below, including a description of each Trustee’s experience as a Trustee of the Trust and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Trustee	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

165 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2016) and Director, Nuveen Churchill Direct Lending (business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds).

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Trustee	Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979).	165 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Trustee	Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984). Formerly, Consultant, Keystone Strategy, LLC (litigation consulting firm) (2025).	165 portfolios in 5 investment companies	Formerly, Director, TNB Inc. (bank) (2020-2025).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Trustee	Since 2021

Allstate Professor of Insurance and Finance and Distinguished Professor, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				165 portfolios in 5 investment companies	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Stefan Nagel University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1973	Trustee	Since 2024

Fama Family Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 2017); President (since 2025), and formerly, President-Elect (2024-2025) and Vice President (2022-2024), Western Finance Association (global association of academic researchers and practitioners in finance) (since 2022). Formerly, Executive Editor, Journal of Finance (2016-2022), and formerly, Consultant, The Northern Trust Company (since 2023).

				165 portfolios in 5 investment companies	Formerly, Director, Center for Research in Security Prices, LLC (provider of historical data on securities prices and investable indexes) (2024-2025).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Trustee	Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	165 portfolios in 5 investment companies

Director, Audit Committee member, and formerly, Audit Committee Chair, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee (since 2009) and Audit Committee member (since 2022), UBS Funds (2 investment companies within the fund complex) (9 portfolios). Formerly, Director (2000-2025) and Audit Committee Chair (2019-2022), HNI Corporation (office furniture).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	165 portfolios in 5 investment companies

Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, Payoneer Inc. (digital payments) (2021-2023).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Trustee	Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998); Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018); Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014); Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017); and Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022); formerly, Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (2020-2023); and formerly, Chair, Economic Advisory Committee, FINRA (2017-2024).

				165 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Trustee Co-Chief Executive Officer	Trustee since 2021 Co-Chief Executive Officer since 2020

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), the Trust (since 2020), and Dimensional Funds Trust (since 2025); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.

				165 portfolios in 5 investment companies	None
Gerard K.	Chairman	Chairman	Co-Chief Executive Officer (since 2017), Co-Chief	165	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	and Trustee Co-Chief Executive Officer and Co-Chief Investment Officer	and Trustee since 2021 Co-Chief Executive Officer since 2020 Co-Chief Investment Officer since February 2024

Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of the DFA Entities; Co-Chief Executive Officer (since 2020), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2020 – February 2024) of the Trust; Co-Chief Executive Officer and Co-Chief Investment Officer of Dimensional Funds Trust (since 2025); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Fund Advisors Canada ULC; Director (since 2017), Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2017 – February 2024) and Vice President (since 2014) of DFA Australia Limited; Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2018 – February 2024) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Holdings, LLC; Director and Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024) and Chief Investment Officer (2017 – February 2024) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), Dimensional Ireland Limited (since 2018), and Dimensional Funds ICAV (since 2025). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).

portfolios in 5 investment companies
1  Each Trustee holds office for an indefinite term until his or her successor is elected and qualified. The Independent Trustees have, however, adopted a retirement policy that permits each Independent Trustee to serve until December 31st of the year in which the Independent Trustee turns 75. The Board may determine to extend the term of an Independent Trustee on a case-by-case basis, as appropriate.

2  Each Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Trust, DEM; DFAIDG; DIG; and DFAITC. Each disinterested Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Trust in this SAI and in all five registered investment companies in the DFA Fund Complex as of December 31, 2025 is set forth in the chart below.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Disinterested Trustees:
Reena Aggarwal	None	None Directly; Over $100,000 in Simulated Funds*
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*

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Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Darrell Duffie	Dimensional U.S. Equity Market ETF - $10,001 - $50,000 Dimensional U.S. Small Cap ETF - $10,001 - $50,000	$10,001 - $50,000
Francis A. Longstaff	None	None
Stefan Nagel	None	Over $100,000; $50,001 - $100,000 in Simulated Funds*
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Heather E. Tookes	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	Dimensional U.S. Small Cap ETF - $10,001 - $50,000	Over $100,000; Over $100,000 in Simulated Funds*
Interested Trustees:
David P. Butler

Dimensional U.S. Targeted Value ETF - Over $100,000

Dimensional U.S. Core Equity 2 ETF - Over $100,000

Dimensional International Value ETF - Over $100,000

Dimensional World ex U.S. Core Equity 2 ETF - Over $100,000

Over $100,000
Gerard K. O’Reilly	None	Over $100,000

* As discussed below, the compensation to certain of the disinterested Trustees may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Trustees who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Trustees do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Trustee entitled to receive compensation, the compensation received from the Trust during the fiscal year ended October 31, 2025, and the total compensation received from all five registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by the Trust to the Trust’s Chief Compliance Officer for the fiscal year ended October 31, 2025.

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Name and Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits as Part of Expense	Estimated Annual Benefits upon Retirement	Deferred Amount[1]	Total Compensation from the Trust and DFA Fund Complex paid to Trustees[1,2]

Reena Aggarwal	$108,093	N/A	N/A	$212,500	$425,000
Trustee
Douglas W. Diamond	$115,541	N/A	N/A	N/A	$455,000
Trustee
Darrell Duffie	$108,093	N/A	N/A	N/A	$425,000
Trustee
Francis A. Longstaff	$108,093	N/A	N/A	N/A	$425,000
Trustee
Stefan Nagel	$108,093	N/A	N/A	$79,000	$425,000
Trustee
Abbie J. Smith	$115,541	N/A	N/A	N/A	$455,000
Trustee
Heather E. Tookes	$108,093	N/A	N/A	$252,000	$425,000
Trustee
Ingrid M Werner	$147,817	N/A	N/A	$85,000	$585,000
Lead Disinterested Trustee
Randy C. Olson	$133,978	N/A	N/A	N/A	N/A
Chief Compliance Officer

[1]

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Trustees may defer receipt of all or a portion of the compensation for serving as members of the five Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Trustee or to pay any particular level of compensation to the disinterested Trustee. A disinterested Trustee’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Trustee’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Trustee has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

[2]

The term DFA Fund Complex refers to the five registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

Officers

Below is the name, year of birth, information regarding positions with the Trust and the principal occupation for each officer of the Trust. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Melissa Barker 1988	Assistant Treasurer	Since 2023

Assistant Treasurer of

• the DFA Fund Complex (since 2023)

• Dimensional Funds Trust (since 2025)

Senior Tax Manager (since 2023) of

• Dimensional Fund Advisors LP

Investment Tax Manager (2020 – 2022) of

• Dimensional Fund Advisors LP

Assistant Vice President Tax Services (2013 – 2020) of

• SS&C ALPS Advisors

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2019)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President (since 2018) of

• Dimensional Fund Advisors LP

Formerly, Vice President of

• DFA Securities LLC (2018-2024)

• Dimensional Holdings Inc. (2018-2025)

• Dimensional Investment LLC (2018-2025)

Stephen A. Clark 1972	Executive Vice President	Since 2020

Executive Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Director and Vice President (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

• Dimensional Japan Ltd.

Vice President of

• DFA Australia Limited (since 2008)

• Dimensional Fund Advisors Canada ULC (since 2024)

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

Director (since 2016) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

Formerly, President (2016 – 2023) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2019-2020) of

• Dimensional Fund Advisors Ltd.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Executive Vice President (2017 – 2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Bernard J. Grzelak 1971	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Chief Financial Officer, Director, Treasurer and Vice President (since 2025) of

• Dimensional Exchange Fund GP LLC

Vice President, Chief Financial Officer and Treasurer of

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• DFA Canada LLC (since 2020)

• DFA Securities LLC (since 2020)

• Dimensional Advisors Ltd. (since 2020)

• Dimensional Fund Advisors LP (since 2020)

• Dimensional Fund Advisors Ltd. (since 2020)

• Dimensional Fund Advisors Pte. Ltd. (since 2020)

• Dimensional Holdings Inc. (since 2020)

• Dimensional Hong Kong Limited (since 2020)

• Dimensional Investment LLC (since 2020)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President (since 2021) of

• Dimensional Ireland Limited

Formerly, Chief Financial Officer, Vice President and Treasurer of

• Dimensional Holdings LLC (2020-2025)

Eric Hall 1978	Vice President and Assistant Treasurer	Since 2021

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Data Integrity Team Lead (2019 – 2021) of

• Clearwater Analytics

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2004)

• DFA Securities LLC (since 2004)

• Dimensional Fund Advisors LP (since 2004)

• Dimensional Holdings Inc. (since 2006)

• Dimensional Investment LLC (since 2009)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Carolyn S. Lee 1974	Vice President and Secretary	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2010)

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President and Secretary of

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Secretary (since 2017) of

• DFAIDG, DIG, DEM and DFAITC

Assistant Secretary (since 2016) of

• DFA Securities LLC

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

Director (since 2025) of

• Dimensional Funds ICAV

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2015)

• Dimensional Fund Advisors LP (since 2015)

• Dimensional Fund Advisors Ltd. (since 2015)

• the Trust (since 2020)

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

• Dimensional Funds Trust (since 2025)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

Formerly, Vice President of

• DFA Securities LLC (2015-2024)

• Dimensional Holdings Inc. (2015-2025)

• Dimensional Investment LLC (2015-2025)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Kenneth M. Manell 1972	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Investment LLC (since 2010)

• the Trust (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President (2010-2024) of

• DFA Securities LLC

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since 2021

Vice President, Chief Financial Officer, and Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President and Treasurer (since 2025) of

• Dimensional US Equity Exchange Fund LLP

• Dimensional US Equity Exchange Fund I REIT LLC

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional Fund Advisors LP (since 2023)

• Dimensional Exchange Fund GP LLC (since 2025)

Formerly, Vice President

• DFA Securities LLC (2023-2024)

• Dimensional Holdings Inc. (2023-2025)

• Dimensional Investment LLC (2023-2025)

Formerly, Director (2019 – 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Catherine L. Newell 1964	President and General Counsel	Since 2020

President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

General Counsel of

• DFAIDG, DIG, DEM and DFAITC (since 2001)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Executive Vice President of

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Investment LLC (since 2017)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President of

• DFA Australia Limited (since 1997)

• Dimensional Fund Advisors Ltd. (since 1997)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Secretary of

• DFA Australia Limited (since 2001)

• Dimensional Fund Advisors Ltd. (since 2001)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Assistant Secretary of

• Dimensional Hong Kong Limited (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• DFA Australia Limited (since 2007)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Secretary and General Counsel (2006 – 2025), and Executive Vice President (2006 – 2025) of

• Dimensional Holdings LLC

Selwyn J. Notelovitz 1961	Vice President	Since 2021	Vice President of • the DFA Fund Complex (since 2021) • Dimensional Funds Trust (since 2025) Vice President (since December 2012) and Chief Compliance Officer (since 2020) of

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• DFA Securities LLC

• Dimensional Fund Advisors LP

Chief Compliance Officer (since 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Formerly, Chief Compliance Officer of

• Dimensional Fund Advisors Canada ULC (2020-2025)

• Dimensional Holdings Inc. (2020-2025)

• Dimensional Investment LLC (2020-2025)

Formerly, Vice President of

• Dimensional Investment LLC (2012-2025)

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer of

• the DFA Fund Complex (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2025)

• Dimensional Funds Trust (since 2025)

Vice President (since 2016) of

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2023)

Formerly, Vice President (2016-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Savina B. Rizova 1981	Co-Chief Investment Officer	Since 2024

Co-Chief Investment Officer of

• the DFA Fund Complex (since 2024)

• DFA Australia Limited (since 2024)

• DFA Securities LLC (since 2024)

• Dimensional Cayman Commodity Fund I Ltd. (since 2024)

• Dimensional Fund Advisors Canada ULC (since 2024)

• Dimensional Fund Advisors LP (since 2024)

• Dimensional Japan Ltd. (since 2024)

• Dimensional Funds Trust (since 2025)

Global Head of Research (since April 2020) of

• Dimensional Fund Advisors LP

Vice President (since 2012) of

• Dimensional Fund Advisors LP

• DFA Securities LLC

Formerly, Co-Chief Investment Officer (2024-2025) of

• Dimensional Holdings Inc.

• Dimensional Holdings LLC

• Dimensional Investment LLC

Formerly, Vice President (2012-2025) of

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Holdings Inc. • Dimensional Investment LLC
James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Vice President (2016-2024) of

• DFA Securities LLC (2016-2024)

• Dimensional Holdings Inc. (2016-2025)

• Dimensional Investment LLC (2016-2025)

1 Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

As of January 31, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Portfolios described in this SAI.

SERVICES TO THE TRUST

Administrative Services

Citi Fund Services Ohio, Inc. (“CFSO”), 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the accounting and administration services and dividend disbursing agent for each Portfolio. The services provided by CFSO are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, preparation of financial and regulatory reports, fund accounting and tax services, and dividend disbursing agency services. For the administrative and accounting services provided by CFSO, CFSO receives reimbursement for certain out-of-pocket costs and compensation in the form of transaction fees and asset-based fees which are aggregated and paid monthly.

The fee schedule is set forth in the table below:

Net Asset Value of the Dimensional ETFs (Excluding Fund of Funds)	Annual Basis Point Rate
$0 - $10 Billion	0.35
Over $10 Billion - $50 Billion	0.30
Over $50 Billion	0.25

The fees paid to CFSO under the fee schedule are allocated to the Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Dimensional ETFs (excluding fund of funds). Separately, any Portfolio that operates as a fund of funds pays an annual fee of $15,000, in lieu of the fee schedule above.

Custodian

Citibank, N.A. (the “Custodian”), 111 Wall Street, New York, NY, 10005, serves as the custodian for the Portfolios.

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The Custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities. The Custodian is authorized to appoint certain foreign custodians or foreign custody managers for the International Portfolios’ investments outside the U.S.

Transfer Agent

Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the transfer agent for the Portfolios.

Distributor

DFA Securities LLC (“DFAS” or the “Distributor”), a wholly owned subsidiary of the Advisor, acts as the principal underwriter in the continuous public offering of the Trust’s shares. DFAS is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

Shares are continuously offered for sale by the Trust through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section of this SAI. Portfolio shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

The Distributor may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Portfolio shares. Such Soliciting Dealers may also be Authorized Participants, Depository Trust Company (“DTC”) participants and/or investor services organizations. No compensation is paid by the Portfolios to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Trust. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of each Portfolio. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of its respective assets.

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the International Portfolios (each a "DFA Australia Sub-Advised Fund"). DFA Australia’s duties include the maintenance of a trading desk for each DFA Australia Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFA Australia Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a DFA Australia Sub-Advised Fund and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information

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and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by a DFA Australia Sub-Advised Fund as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to each DFA Australia Sub-Advised Fund, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the International Portfolios (each a "DFAL Sub-Advised Fund"). DFAL’s duties include the maintenance of a trading desk for each DFAL Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFAL Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by each DFAL Sub-Advised Fund and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each DFAL Sub-Advised Fund as well as making recommendations and elections on corporate actions.

Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below. Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolios or other investment companies advised by the Advisor (“DFA Advised Funds”). Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses and speakers’ fees. The Advisor has consulting arrangements with certain speakers, who may be affiliated with a client of the Advisor. The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events. The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events. Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above. The Advisor generally will promote its participation in or sponsorship of such

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conferences or events in marketing or advertising materials. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates. However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals. Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds, or model portfolios that use the DFA Advised Funds, on platforms and through programs or products made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, platforms, programs, or products in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. The Advisor or its advisory affiliates may also make payments to Intermediaries related to marketing activities and presentations, educational training programs, conferences, data provision services, or making shares of the DFA Advised Funds available to their customers generally and in certain investment programs. The Advisor may make payments to Intermediaries and other financial service providers for data regarding DFA Advised Funds, such as statistical information regarding sales of shares of DFA Advised Funds through Intermediaries. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds, the Advisor, or their clients with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement or inclusion with such Intermediaries’ platforms, programs or products. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels, be a fixed amount, and/or depend on assets invested in a particular fund through such Intermediary.

The services, arrangements, and payments described above, which may be significant to the Intermediaries, present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

As of January 31, 2026, the Intermediaries receiving such payments include: Advyzon, Charles Schwab & Co. Inc., Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC, Great-West Life & Annuity Insurance Company, LPL Financial LLC, National Financial Services, LLC, Orion Portfolio Solutions, LLC, Principal Life Insurance Company, Raymond James & Associates, Inc., Standard Retirement Services, Transamerica Retirement Solutions, LLC, and UBS Financial Services Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since January 31, 2026 are not included in this list. Please contact your salesperson, advisor, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive.

Any payments described above made by the Advisor, or an affiliate of the Advisor, will be made from their own assets and not from the assets of the Portfolios. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Portfolios' prospectuses.

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Data Services Purchased by the Advisor

The Advisor purchases certain data services and products used by the Advisor for sales, distribution and research purposes. In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.

MANAGEMENT FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Chairman Emeritus of the Trust. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.

For the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023, the Portfolios paid management fees to the Advisor (and any sub-advisor) as set forth in the following table (the dollar amount is shown prior to any fee waivers or recoupments by the Advisor):

Portfolio	For the Fiscal Year Ended October 31,	Gross Management Fees (000)	Management Fees Waived / Expenses Reimbursed (000)	Net Management Fees (After Waivers/Expense Reimbursements) (000)

Dimensional U.S. Equity Market ETF	2025	$11,608	None	$11,608
	2024	$7,234	None	$7,234
	2023	$4,963	None	$4,963

Dimensional U.S. Small Cap ETF	2025	$25,122	None	$25,122
	2024	$19,465	None	$19,465
	2023	$13,340	None	$13,340

Dimensional U.S. Targeted Value ETF	2025	$29,267	None	$29,267
	2024	$26,215	None	$26,215
	2023	$21,286	None	$21,286

Dimensional U.S. Core Equity 2 ETF	2025	$54,506	None	$54,506
	2024	$43,331	None	$43,331
	2023	$30,205	None	$30,205

Dimensional US Marketwide Value ETF	2025	$23,103	None	$23,103
	2024	$20,482	None	$20,482
	2023	$16,829	None	$16,829

Dimensional International Value ETF	2025	$26,634	None	$26,634
	2024	$17,681	None	$17,681
	2023	$12,981	None	$12,981

Dimensional World ex U.S. Core Equity 2 ETF	2025	$20,359	None	$20,359
	2024	$16,642	None	$16,642
	2023	$13,735	None	$13,735

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FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and/or Expense Assumption Agreement (each, a “Fee Waiver and/or Expense Assumption Agreement”) for the U.S. Equity Market ETF, US Core Equity 2 ETF, US Marketwide Value ETF and World ex U.S. Core Equity 2 ETF, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described below. Each Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. Each Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. Each Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

US Equity Market ETF

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the US Equity ETF (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to reduce the expenses of the Portfolio when its total operating expenses exceed 0.22% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the Expense Limitation Amount.

US Core Equity 2 ETF

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the US Core Equity 2 ETF (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.30% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the Expense Limitation Amount.

US Marketwide Value ETF

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the US Marketwide Value ETF (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.24% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount.

World ex U.S. Core Equity 2 ETF

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the World ex U.S. Core Equity 2 ETF (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.39% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor

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retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the Expense Limitation Amount.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

Dimensional U.S. Equity Market ETF	Jed S. Fogdall, Joseph F. Hohn and Joel P. Schneider
Dimensional U.S. Core Equity 2 ETF and Dimensional US Marketwide Value ETF	Jed S. Fogdall, Joseph F. Hohn, John A. Hertzer and Allen Pu
Dimensional U.S. Small Cap ETF and Dimensional U.S. Targeted Value ETF	Jed S. Fogdall, Joseph F. Hohn, Joel P. Schneider and Marc C. Leblond
Dimensional International Value ETF	Jed S. Fogdall, Joseph F. Hohn, Joel P. Schneider and Brendan J. McAndrews
Dimensional World ex U.S. Core Equity 2 ETF	Jed S. Fogdall, Mary T. Phillips and William B. Collins-Dean

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2025 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Dimensional U.S. Equity Market ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider	None None $100,001 - $500,000

Dimensional U.S. Small Cap ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider Marc C. Leblond	None None None $100,001 - $500,000
Dimensional U.S. Targeted Value ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider Marc C. Leblond	None None None $100,001 - $500,000

Dimensional U.S. Core Equity 2 ETF	Jed S. Fogdall Joseph F. Hohn John A. Hertzer Allen Pu	None None $50,001 - $100,000 None

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Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Dimensional US Marketwide Value ETF	Jed S. Fogdall Joseph F. Hohn John A. Hertzer Allen Pu	None None $1 - $10,000 None

Dimensional International Value ETF	Jed S. Fogdall Joseph F. Hohn Joel P. Schneider Brendan J. McAndrews	None None None $1 - $10,000

Dimensional World ex U.S. Core Equity 2 ETF	Jed S. Fogdall Mary T. Phillips William B. Collins-Dean	None $100,001 - $500,000 None

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

• Annual Bonus. Each portfolio manager may receive an annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered investment companies; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2025

Jed S. Fogdall

• 130 U.S. registered mutual funds with $639,053 million in total assets under management.

• 29 unregistered pooled investment vehicles with $38,291 million in total assets under management, of which 1 account with $186 million in assets may be subject to a performance fee.

• 1,799 other accounts with $41,471 million in total assets under management, of which 4 accounts with $1,470 million in assets may be subject to a performance fee.

Joel P. Schneider

• 43 U.S. registered mutual funds with $244,419 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 4 other accounts with $4,771 million in total assets under management.

Marc C. Leblond

• 14 U.S. registered mutual funds with $85,514 million in total assets under management.

• 3 unregistered pooled investment vehicles with $1,476 million in total assets under management, of which 1 account with $186 million in assets may be subject to a performance fee.

• 17 other accounts with $7,621 million in total assets under management.

Mary T. Phillips

• 48 U.S. registered mutual funds with $176,724 million in total assets under management.

• 8 unregistered pooled investment vehicles with $13,931 million in total assets under management.

• 0 other accounts.

Allen Pu

• 70 U.S. registered mutual funds with $338,223 million in total assets under management.

• 16 unregistered pooled investment vehicles with $29,175 million in total assets under management.

• 0 other accounts.

William B. Collins-Dean

• 25 U.S. registered mutual funds with $133,778 million in total assets under management.

• 7 unregistered pooled investment vehicles with $12,278 million in total assets under management.

• 7 other accounts with $3,371 million in total assets under management.

Joseph F. Hohn

• 32 U.S. registered mutual funds with $211,168 million in total assets under management.

• 7 unregistered pooled investment vehicles with $1,153 million in total assets under management.

• 2 other accounts with $4,355 million in total assets under management.

John A. Hertzer

• 32 U.S. registered mutual funds with $217,244 million in total assets under management.

• 3 unregistered pooled investment vehicles with $7,191 million in total assets under management.

• 2 other accounts with $9,882 million in total assets under management.

Brendan J. McAndrews

• 21 U.S. registered mutual funds with $97,201 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 9 other accounts with $5,805 million in total assets under management, of which 2 accounts with $1,062 million in assets may be subject to a performance fee.

Potential Conflicts of Interest

Conflicts of interest may arise in the portfolio managers' management of the Portfolios, along with other investment companies within the DFA Fund Complex (herein referred to as “portfolios”). Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and account. Other accounts include registered mutual funds and exchange-traded funds (other than the portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a portfolio. Actual or apparent conflicts of interest include:

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• Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

• Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

• Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

• Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to a portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Trust have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

The Trust, the Advisor, DFA Australia, DFAL and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The Trust currently has authorized and allocated to each Portfolio an unlimited number of shares of beneficial interest with no par value.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Portfolios) into two or more classes.  When issued in accordance

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with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

Each Share issued by a Portfolio has a pro rata interest in the assets of the Portfolio. Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. However, matters affecting only one particular Portfolio or class can be voted on only by shareholders in such Portfolio or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware, and that the right to jury trial be waived to the fullest extent permitted by law.

Book Entry Only System.  The following information supplements and should be read in conjunction with the relevant information included in the Prospectus. DTC Acts as securities depository for Shares.  Shares of the Portfolios are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.  No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Portfolio held by each DTC

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Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Portfolio distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Portfolio Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Portfolio as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of the DTC participants, as of January 31, 2026, the following DTC participants owned of record 5% or more of the outstanding shares of the Portfolios, as set forth below:

DIMENSIONAL U.S. EQUITY MARKET ETF
Charles Schwab & Co., Inc.*	49.01%
211 Main St
San Francisco, CA 94105

Fidelity*	11.12%
245 Summer Street
Boston, MA 02210

DIMENSIONAL U.S. SMALL CAP ETF
Charles Schwab & Co., Inc.*	55.19%
211 Main St
San Francisco, CA 94105

Fidelity*	13.25%
245 Summer Street
Boston, MA 02210

DIMENSIONAL U.S. TARGETED VALUE ETF
Charles Schwab & Co., Inc.*	68.61%
211 Main St
San Francisco, CA 94105

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DIMENSIONAL U.S. CORE EQUITY 2 ETF
Charles Schwab & Co., Inc.*	57.14%
211 Main St
San Francisco, CA 94105

Fidelity*	16.37%
245 Summer Street
Boston, MA 02210

DIMENSIONAL US MARKETWIDE VALUE ETF
Charles Schwab & Co., Inc.*	69.17%
211 Main St
San Francisco, CA 94105

Fidelity*	13.12%
245 Summer Street
Boston, MA 02210

DIMENSIONAL INTERNATIONAL VALUE ETF
Charles Schwab & Co., Inc.*	48.41%
211 Main St
San Francisco, CA 94105

Fidelity*	11.40%
245 Summer Street
Boston, MA 02210

Northwestern Mutual Investment Services, LLC*	9.21%
720 E Wisconsin Ave
Milwaukee, WI 53202

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF
Charles Schwab & Co., Inc.*	49.47%
211 Main St
San Francisco, CA 94105

Fidelity*	16.11%
245 Summer Street
Boston, MA 02210

*   Owner of record only (omnibus).

To the best knowledge of the Trust, no other DTC participant held of record more than 5% of the outstanding shares of a Portfolio.

Following the creation of the initial Creation Unit(s) of shares of a Portfolio and immediately prior to the commencement of trading in the Portfolio’s shares, a holder of shares, including the Advisor, may be a “control person” of the Portfolio, as defined in the 1940 Act. A Portfolio cannot predict the length of time for which one or more shareholders may remain a control person of the Portfolio.

CREATION AND REDEMPTION OF CREATION UNITS

General

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio's NAV next determined after receipt, on any Business

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Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

Each Portfolio effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into authorized participant agreements, as described further below. Each Portfolio may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below, or Shares may be offered and redeemed partially or solely for cash. For each Portfolio, the Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof.

To the extent the Portfolios engage in in-kind transactions, the Portfolios intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant (as defined below under “Procedures for Creation of Creation Units”) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

The Portfolios may utilize custom creation or redemption baskets consistent with Rule 6c-11. Custom orders may be required to be received by the Transfer Agent by 3:00 p.m., Eastern Time, to be effectuated based on the Portfolio’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or redemption basket and therefore has additional cash included in lieu of such instrument. The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of a Portfolio and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the Advisor who are required to review each custom basket for compliance with the parameters.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Creations

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.

The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified

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cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

Creation Units may also be sold partially or solely for cash. When partial or full cash purchases of Creation Units are available or specified for a Portfolio, such purchases will be effected in essentially the same manner as in-kind purchases of Creation Units. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would have otherwise delivered in an in-kind purchase, in addition to the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Portfolio. If the Authorized Participant acts as a broker for the Portfolio in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs. Notwithstanding the above, a Portfolio may determine not to charge a Transaction Fee or other costs associated with such purchases with cash when the Advisor has determined that doing so is in the best interest of Portfolio shareholders, This may occur in instances when a cash Creation Unit is accepted to facilitate the rebalance of the Portfolio’s portfolio holdings in a more tax efficient manner than could be achieved without such order, even if the decision to not charge such fees and expenses could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Portfolio’s portfolio transactions in connection with such orders.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required quantities of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day and subject to possible amendment or correction) for the Portfolios.

The Portfolios reserve the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Advisor are implemented for a Portfolio. The composition of the Fund Deposit may also change in response to adjustments to the weighting or composition of the component securities constituting a Portfolio’s investment portfolio. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Trust, and the Trust's determination shall be final and binding.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Portfolio, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed further below).  A Participating Party and DTC Participant are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for a list of current Authorized Participants.  All Shares of the Portfolios, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Placement of Creation Orders. All orders to create Creation Units must be placed for one or more Creation Unit sized aggregations of a specified number of Shares.  All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than the order cut-off time designated by the Trust (“Closing Time”) on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Portfolio as next determined on such date after receipt of the order in proper form. With certain exceptions, the Closing Time for a Portfolio usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern Time. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order must generally be received by the Transfer Agent no later than 3:00 p.m., Eastern Time, on the date such order is placed. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to

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the Distributor and the Transfer Agent as described below in this SAI and pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication systems failure, may impede the ability to reach the Distributor, Transfer Agent or Authorized Participant.

Investors other than Authorized Participants are responsible for making arrangements for a creation request to be made through an Authorized Participant. Orders to create Creation Units of a Portfolio shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. The Authorized Participant must make available on or before the prescribed settlement date, by means satisfactory to a Portfolio, immediately available or same day funds estimated by the Portfolio to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Portfolio have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effecting such transfer of the Fund Deposit.

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, the International Portfolios reserve the right to settle Creation Unit transactions on a basis other than T+1 to accommodate non-U.S. market holiday schedules or to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates.

If any portion of the Cash Component and the Deposit Securities or any additional cash collateral amount specified by the Trust are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.

Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Portfolio reserves the right (to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder) to reject or revoke a creation order for any reason, including if: (a) the order is not in proper form; (b) the Deposit Securities delivered do not conform to the identity and number of shares

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specified, as described above; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Portfolio; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) deemed appropriate, in the Portfolio’s sole discretion, due to extraordinary circumstances during which non-U.S. markets on which the Portfolio's holdings are traded are closed for a limited period of time, in order to protect Portfolio shareholders from any dilutive costs that may be associated with the purchase of Deposit Securities in connection with creation orders on such days; or (f) in the event that circumstances outside the control of the Portfolio, the Distributor, the Transfer Agent or the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Portfolio, Advisor, the Distributor, Transfer Agent, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of the rejection of the order of such person.  The Portfolios, Custodian, sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

A Portfolio may issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105%, and up to 115%, of the value of the missing Deposit Securities, which percentage the Advisor may change at any time, in its sole discretion, of the value of the missing Deposit Securities. The Trust may use such cash deposit at any time to buy Deposit Securities for the Portfolio. The only collateral that is acceptable to a Portfolio is cash in U.S. dollars. Such cash collateral generally must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for the International Portfolios) or 2 p.m., Eastern Time, on the prescribed settlement date (for the Domestic Portfolios) or such other time as designated by the Custodian. The Portfolio may buy the missing Deposit Securities at any time, and the Authorized Participant will be subject to liability for any shortfall between the cost to the Portfolio of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Portfolio reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Portfolio and the Portfolio’s determination shall be final and binding.

Creation Transaction Fee.  A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for a Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the

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execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to a Portfolio. Investors who use the services of a broker or other financial intermediary to acquire Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard creation transaction fees and maximum additional charge (as described above):

Portfolio	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
Dimensional U.S. Equity Market ETF	$600	3%
Dimensional U.S. Small Cap ETF	$600	3%
Dimensional U.S. Targeted Value ETF	$600	3%
Dimensional U.S. Core Equity 2 ETF	$800	3%
Dimensional US Marketwide Value ETF	$500	3%
Dimensional International Value ETF	$1,500	7%
Dimensional World ex U.S. Core Equity 2 ETF	$12,500	7%

* As a percentage of the NAV per Creation Unit.

If a purchase consists of a cash portion and the Portfolio places a brokerage transaction to purchase securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Redemptions

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent and only on a Business Day. The Portfolios will not redeem Shares in amounts less than Creation Units. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by a Portfolio. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Portfolio Shares to constitute a redeemable Creation Unit.

When in-kind redemptions are available or specified for a Portfolio, the redemption proceeds for a Creation Unit generally consist of a designated portfolio of investments including cash in lieu of all or a portion of such investments (“Fund Instruments”) plus or minus the Cash Component, as next determined after a receipt of a request in proper form, together with the applicable redemption transaction fees (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. The Fund Instruments together with the Cash Component comprise the “Fund Redemption.” The Cash Component, also commonly referred to as the balancing amount, included in the Fund Redemption is a compensating cash payment equal to the difference, if any, between (i) the NAV attributable to a Creation Unit and (ii) the aggregate market value of the Fund Instruments (i.e., securities or other instruments in the in-kind redemption basket) and/or the cash in-lieu of all or a portion of the Fund Instruments. In the event that the Fund Instruments and the cash in lieu have a value greater than the NAV of the Portfolio Shares, the Cash Component is required to be paid by the redeeming shareholder. If the NAV attributable to a Creation Unit exceeds the market value of the Fund Instruments and the cash in-lieu amount, if any, the Portfolio pays the Cash Component to the redeeming shareholder.

Creation Units may also be redeemed partially or solely for cash. A Portfolio may pay out the proceeds of redemptions of Creation Unit solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Portfolio may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Portfolio next determined after the redemption request is received in proper form (minus applicable redemption transaction

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fees and an additional charge for requested cash redemptions specified below, to offset the brokerage and other transaction costs associated with the disposition of Fund Instruments). Proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Portfolio in connection with the sale of Fund Instruments, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Instruments and Cash Component that will be applicable (based on information at the end of the previous Business Day and subject to possible amendment or correction) to redemption requests received in proper form on that day. Fund Instruments received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

The Portfolios reserve the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust’s determination shall be final and binding. The Portfolios reserve the right to make redemption payments in cash, in-kind or a combination of each.

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”) or, for the Dimensional World ex U.S. Core Equity 2 ETF, three business days ("T+3"). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 or T+3, as applicable, if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 or T+3 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 or T+3 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

Because the portfolio securities of a Portfolio may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Portfolio, investors may not be able purchase or sell shares of the Portfolio on the Exchange on days when the NAV of the Portfolio could be significantly affected by events in the relevant non-U.S. markets. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Portfolio or determination of a Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Portfolio, at or prior to 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for the International Portfolios) or 2 p.m., Eastern Time, on the prescribed settlement date (for the Domestic Portfolios), the Transfer Agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, and up to 115%, of the value of the missing Shares, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Shares. Such cash collateral must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for the International Portfolios) or 2 p.m., Eastern Time, on the prescribed settlement date (for the Domestic Portfolios) and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Portfolio may purchase missing Portfolio Shares or acquire the Fund Instruments and the Cash Component underlying such Shares, and the Authorized Participant will be subject to liability for any shortfall between the cost of the Portfolio acquiring such Shares, the Fund Instruments or Cash Component and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

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Placement of Redemption Orders. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement and this Statement of Additional Information are properly followed. If the Transfer Agent does not receive the Shares through DTC by 2 p.m., Eastern Time, on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for the transfers of shares through the DTC may be significantly earlier than the close of business on the Exchange.

An order to redeem Creation Units made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. On days when the Exchange closes earlier than normal, orders to redeem Creation Units may need to be placed earlier in the day.

Redemption Transaction Fee.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Portfolio. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the redemption transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such redemption, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Instruments from a Portfolio to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard redemption transaction fees and maximum additional charge (as described above):

Portfolio	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
Dimensional U.S. Equity Market ETF	$600	2%
Dimensional U.S. Small Cap ETF	$600	2%
Dimensional U.S. Targeted Value ETF	$600	2%
Dimensional U.S. Core Equity 2 ETF	$800	2%
Dimensional US Marketwide Value ETF	$500	2%
Dimensional International Value ETF	$1,500	2%
Dimensional World ex U.S. Core Equity 2 ETF	$12,500	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.

If a redemption consists of a cash portion and a Portfolio places a brokerage transaction to sell securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as "the Portfolio"). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

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This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

• Distribution Requirement —the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

• Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

• Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will

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allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and sales or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

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• any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

• the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the

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Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Purchase of shares. As a result of tax requirements, the Trust on behalf of the Portfolio has the right to reject an order to purchase shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Portfolio and if, pursuant to Sections 351 and 362 of the Code, the Portfolio would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals. Amounts reported by the Portfolio as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio each year and cannot exceed the gross amount of

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dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. You will be informed of the amount and character of distributions and the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report and distribute, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Sales and Exchanges of Portfolio Shares

In general. If you are a taxable investor, sales and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you sell your Portfolio shares, the IRS requires you to report any gain or loss on your sale. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If the Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales. All or a portion of any loss that you realize on a sale of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction

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with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap,

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basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be

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qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

• provide your correct social security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

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Withholding also is imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but

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may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer Portfolio shares.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA

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with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor applicable to the Portfolios. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolios, such as authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies for the Portfolios in a manner that the Advisor determines is in the best interests of the Portfolios and which seeks to maximize the value of the Portfolios’ investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the Portfolios, and any particular investment or voting guidelines of specific funds or accounts. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies, Voting Guidelines or procedures. Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines or procedures, the Advisor considers such votes not to be affected by conflicts of interest. However, the Voting Policies do address the procedures to be followed if a potential or actual conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Committee member has actual knowledge of a conflict of

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interest and recommends a vote contrary to the Voting Guidelines or procedures (or in the case where the Voting Guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. The Advisor may face a conflict of interest in determining whether to vote or refrain from voting proxies for a Portfolio where the Advisor has agreed to assume the costs of the Portfolio’s voting expenses because, for such Portfolio, the costs of voting proxies are effectively paid by the Advisor. The Advisor believes such conflicts of interest are addressed by applying the same cost-benefit analysis across all clients, without regard to whether the Advisor has a conflict, such as by assuming the costs of voting on behalf of a client. To the extent a conflict arises in connection with a proposed engagement with a portfolio company, the proposed engagement will be brought to the Investment Stewardship Committee for consideration of how to proceed. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of the Trust.

To avoid certain potential conflicts of interest, the Advisor generally will employ mirror voting, if possible, when a Portfolio invests in another portfolio (an “Acquired Fund”) in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the Acquired Fund’s shares. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will vote in accordance with the recommendation of such Acquired Fund’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Portfolio will solicit voting instructions from its shareholders as to how to vote on the Acquired Fund’s proposals.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes that deviate from the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio would be served by, or applicable legal and fiduciary standards require, such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee for review. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of a Portfolio. Irrespective of the foregoing, the Advisor’s decision-making to vote or refrain from voting will be made following a cost-benefit analysis described below.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. For example, the Advisor will generally refrain from voting proxies where the Advisor anticipates that the costs to a Portfolio of voting could exceed the expected benefits of voting. Note that securities issued in non-U.S. jurisdictions can be subject both to direct costs and opportunity costs which are not associated with voting U.S. proxies. As a result, were the Advisor to refrain from voting proxies, it would be more likely to do so for votes for matters related to non-U.S. issuers rather than U.S. issuers. The Advisor considers updates on proxy voting costs and voting impediments and its overall cost-benefit analysis for each Portfolio and country periodically, no less frequently than annually. In certain circumstances, for example, for a Portfolio with a relatively small amount of assets under management that invests significantly in non-U.S. issuers and has a large number of holdings, the Advisor’s cost-benefit analysis may result in the Advisor refraining from voting all proxies for such Portfolio. Notwithstanding the foregoing, in the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that the Portfolio’s vote is reasonably likely to be determinative of the outcome of the contest, and the expected benefits of voting a particular proxy vote exceed the costs, the Advisor will make reasonable efforts to vote that proxy.

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For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is generally the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting. In certain countries, including the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote and this may also inform the Advisor’s voting decision.

Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Committee, with the aim of applying the same general principles as are set out in the Guidelines.

The Advisor may take social or sustainability issues into account when voting proxies for portfolios that do not incorporate social or sustainability considerations in their design, such as the Portfolios, if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with applicable law and the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.

The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of a Portfolio; and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions and making such decisions in accordance with its fiduciary duties. The Advisor has designed Voting Policies to prudently select, oversee and evaluate Proxy Service Firms consistent with the Advisor’s fiduciary duties, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide Proxy Voting Services to support the Advisor’s voting in accordance with the Voting Policies. Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies and fiduciary duties. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how a Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) by contacting the Trust at the address or telephone number appearing on the cover of this SAI, (ii) on the Advisor’s website at https://www.dimensional.com/who-we-are/investment-stewardship and (iii) on the SEC’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on its primary listing exchange, each Portfolio discloses on its website the portfolio holdings that will form the basis of the Portfolio’s next NAV per share calculation as required by Rule 6c-11. In addition, portfolio holdings information may also be made available to certain entities, including Trust service providers and institutional market participants, as described below.

Basket Composition Files

The Portfolios may make available through the facilities of the NSCC or through posting on a Portfolio’s publicly available website, prior to the opening of trading on each business day, (i) pricing basket files, which include full portfolio holdings; and (ii) trading basket files, which include the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components.

Authorized Participants and Institutional Market Participants

The Advisor may provide certain information concerning a Portfolio’s portfolio holdings to certain entities (defined below) in a format not available to other current or prospective Portfolio shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. The “entities” referred to are generally limited to NSCC members and subscribers to various fee-based subscription services, including Authorized Participants and other institutional market participants and entities that provide information services. This information may or may not reflect the pro rata composition of a Portfolio’s portfolio holdings.

Third-Party Service Providers

Certain portfolio holdings information may be disclosed to third-party service providers to the Trust (e.g., the Trust’s auditors, legal counsel, administrator, custodian, transfer agent) subject to appropriates confidentiality agreements with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Portfolios, the terms of the current registration statements and federal securities laws and regulations thereunder. From time to time, and in the ordinary course of business, such information may also be disclosed, subject to appropriate confidentiality agreements, to other entities that provide services to the Portfolios, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Portfolio. The information is generally provided to such service providers after it has been disseminated to the NSCC.

Additional Communications

In addition to the daily posting of portfolio holdings discussed above, the Portfolios may also directly provide such portfolio holdings, or information derived from such portfolio holdings, to parties who specifically request it, provided that: (i) the availability of the Portfolios’ portfolio holdings is disclosed in the Portfolios’ registration statement, as required by applicable law, as well as on the Portfolios’ website; (ii) the Advisor determines that such disclosure is in the best interests of Portfolio shareholders; (iii) such information is made equally available to anyone requesting it; and (iv) it is determined that the disclosure does not present the risk of such information being used to trade against the Portfolios as the holdings information for the Portfolios is publicly disclosed on the Portfolios’ website daily, and no party is receiving an advantage over another.

The Portfolios do not selectively disclose non-public holdings information to third parties other than those disclosed above. If the Portfolios do selectively disclose holdings information the following procedures will be followed. The Head of the Global Client Group and the Trust’s Chief Compliance Officer (“Designated Persons”) or a delegate of the same, respectively, together may authorize the selective disclosure of non-public holdings information of the Portfolios to those entities (each a “Recipient”) who (1) specifically request the non-public holdings information for a purpose which the Designated Persons determine is consistent with a Portfolio’s legitimate business purpose, (2) the Designated Persons determine that such disclosure is in the best interest of the Portfolio’s shareholders and (3) in making such disclosure, no conflict exists between the Portfolio’s shareholders

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and those of the Advisor or the Trust’s principal underwriter. Prior to receiving non-public holdings information, a Recipient will execute a use and non-disclosure agreement and abide by its trading restrictions. The Trust’s Chief Compliance Officer or a delegate of the same will review and approve any delegates named by Designated Persons and will maintain list of the same.

SECURITIES LENDING

The Board of the Portfolios has approved their participation in a securities lending program. Under the securities lending program, Citibank, N.A. serves as the securities lending agent for the Portfolios.

For the fiscal year ended October 31, 2025, the income earned by the Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios and Citibank, N.A. (the “Securities Lending Agent”), were as follows:

Fees and/or compensation from securities lending activities and related services:
Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid from any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees / compensation for securities lending activities	Net Income from securities lending activities
Dimensional U.S. Equity Market ETF	$12,365,658	$52,206	$138,202	–	–	$11,705,424	–	$11,895,832	$469,826
Dimensional U.S. Small Cap ETF	$50,051,967	$249,059	$445,540	–	–	$47,115,912	–	$47,810,511	$2,241,456
Dimensional U.S. Targeted Value ETF	$33,259,133	$130,221	$364,180	–	–	$31,592,663	–	$32,087,064	$1,172,069
Dimensional U.S. Core Equity 2 ETF	$53,465,165	$241,955	$590,835	–	–	$50,454,758	–	$51,287,548	$2,177,617
Dimensional US Marketwide Value ETF	$13,608,493	$49,242	$151,443	–	–	$12,964,623	–	$13,165,308	$443,185
Dimensional International Value ETF	$12,157,054	$168,579	$126,605	–	–	$9,923,277	–	$10,218,461	$1,938,593
Dimensional World ex U.S. Core Equity 2 ETF	$16,250,852	$647,211	$104,237	–	–	$8,056,602	–	$8,808,050	$7,442,802
*	The amounts included in the table above may differ from the amounts disclosed in the Portfolios' annual financial statements due to timing differences, reconciliations and certain other adjustments.

For the fiscal year ended October 31, 2025, the Securities Lending Agent provided the following services for the Portfolios (and corresponding predecessor fund, as applicable) in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios and corresponding predecessor fund; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and

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collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios and corresponding predecessor fund; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios and corresponding predecessor fund at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of the Portfolios.  PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042. The audited financial statements and financial highlights of each Portfolio for the fiscal year ended October 31, 2025, as set forth in the Trust’s Annual Financial Statements & Other Information, including the report of PwC, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Annual Financial Statements & Other Information upon request and without charge, by contacting the Trust at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and peer fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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Exhibit A

Summary of Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting (or refraining from voting) proxies, Dimensional1 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account. 2

Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets.

Global Evaluation Framework

Dimensional’s Global Evaluation Framework sets out Dimensional’s general expectations for all portfolio companies. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process3;

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

[1]

“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

[2]	For considerations in connection with ERISA-covered clients, see the Policy and its references to requirements under ERISA.
[3]

As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

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1. Board and committee independence;

2. Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:

• The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;

• How the performance of individual directors and the board as a whole is assessed;

• The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;

• Board refreshment mechanisms;

• Director recruitment policies and procedures; and

• The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

• Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;

• Whether the portfolio company complies with market best practice with regards to refreshment mechanisms, including tenure limits; and

• Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.

Dimensional may consider a board’s diversity when evaluating the effectiveness of a portfolio company’s board refreshment process. Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood

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that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Anti-Takeover Provisions

Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post-initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.

Related-Party Transactions

Dimensional believes portfolio company related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.

Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive

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pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.

To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

In markets where components of executive remuneration, such as performance rights or options, are required to be subject to a separate shareholder vote, Dimensional will consider these proposals in line with the principles above.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Unequal Voting Rights

Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adopt or maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.

Say on Climate

Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes. If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.

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Shareholder Proposals

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

Dimensional will typically vote with management on environmental and social (E&S) shareholder proposals. In certain circumstances, including if the E&S matter may have a material impact on the portfolio company, Dimensional may determine a case-by-case analysis is warranted, in which case we will consider if supporting the proposal is likely to provide shareholders with meaningful information about a portfolio company’s handling of environmental or social risk through improved board accountability, improved policies or procedures, or improved disclosures.

Virtual Meetings

Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:

• The ability to see and hear portfolio company representatives;

• The ability to ask questions of portfolio company representatives; and

• The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.

Disclosure of Vote Results

Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.

Disclosure of Meeting Materials

Dimensional expects timely disclosure of meeting notice and materials. Dimensional may vote against individual directors or committee members if disclosure is not made with sufficient time for shareholders to consider the materials prior to the shareholder meeting.

Voting Guidelines for Environmental and Social Matters

Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such E&S proposals. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

• A description of material risks.

• A description of the process for identifying and prioritizing such risks and how frequently it occurs.

• The policies and procedures governing the handling of each material risk.

• A description of the management-level roles/groups involved in oversight and mitigation of each material risk.

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• A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.

• A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, or where a portfolio company has faced a material controversy in relation to the issue, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Political and Lobbying Activities

Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.

In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:

• The board to adopt policies and procedures to oversee political and lobbying expenditures;

• The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and

• That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.

Human Capital Management

Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.

Climate-Related Risks

Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified.

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy.

• Whether the risks are overseen by a specific committee or the full board.

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.

• The management-level roles/groups responsible for managing these risks.

• The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD), International Sustainability Standards Board (ISSB), or Sustainability Accounting Standards Board (SASB) Standards, are not being used.

• Targets used by the portfolio company to manage climate-related risks and performance against those targets.

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Human Rights

Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy

• Whether the risks are overseen by a specific committee or the full board

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed

• Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved

• The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises

• Details of violations of the policy and corrective action taken

Technology

Dimensional expects portfolio company boards to exercise oversight of the use of technology, including artificial intelligence (AI), throughout and disclose information of their handling of any associated risks, to the extent such risks could be material to the business. With respect to cybersecurity risks in particular, disclosure should include:

• Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents

• The role of management in implementing cybersecurity policies and procedures

• The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.

• Material cybersecurity incidents and remedial actions taken.

Evaluation Framework for U.S. Listed Companies

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:

• The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).

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• Failure to adequately respond to majority-supported shareholder proposals.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Age and Term Limits

Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Governance Practices:

Classified Boards

Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

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Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

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Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Indemnification and Exculpation of Directors and Officers

Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.

Advance Notice Provisions

Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:

• Require shareholder-nominated candidates to disclose information that is not required for new board-nominated candidates

• Impose unduly burdensome disclosure requirements on shareholder proponents

• Significantly limit the time period shareholders have to submit proposals or nominees

Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.

Executive and Director Compensation:

Equity-Based Compensation

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Certain practices, such as:

• multi-year guaranteed bonuses

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• excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)

• single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the Compensation Committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Corporate Actions:

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

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To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

In instances where a shareholder proposal is excluded from the meeting agenda, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. In certain instances, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis if such disclosure is lacking.

Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies

Continental Europe:

Director Election Guidelines

• Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.

• A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one-third independent.

• Executives should generally not serve on audit and remuneration committees.

• The CEO and board chair roles should generally be separate.

• Portfolio companies should comply with Directive (EU) 2022/2381 (Gender Balance on Boards of Certain Companies) Regulation 2025 to the extent transposed into national law, relevant listing rules, corporate governance codes, and market best practices with regards to board composition.

Remuneration Guidelines

Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:

• The amount paid to executives;

• Alignment between pay and performance;

• The targets used for variable incentive plans and the ex-post levels achieved; and

• The rationale for any discretion applied.

Other Market Specific Guidelines for Continental Europe

• In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.

United Kingdom:

Dimensional expects portfolio companies to follow the applicable requirements of the FCA Listing Rules, the UK Corporate Governance Code, and market best practice with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to board composition.

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Dimensional expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.

With respect to capital structure, Dimensional will consider expectations set forth in the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles and the Pensions and Lifetime Savings Association Guidelines.

Ireland:

Dimensional expects Irish-incorporated portfolio companies with their primary listing on Euronext Dublin to follow the requirements of the Irish Corporate Governance Code.

Dimensional expects Irish-incorporated companies to follow the requirements of S.I. No. 215/2015 – European Union (Gender Balance on Boards of Certain Companies) Regulations 2025 with respect to evaluating board composition.

South Africa:

Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.

Framework for Evaluating Australia and New Zealand-Listed Companies

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

When evaluating portfolio company boards, Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively, with respect to board composition. Additionally, Dimensional will generally vote against individual directors or committee members at portfolio companies with no female representation on the board. At companies listed on the S&P/NZX 20, Dimensional generally expects at least 30 percent board female representation.

CEO/Chair

Dimensional expects Australian and New Zealand portfolio companies to separate the CEO and board chair roles, with the board chair being an independent director, in line with the expectations set forth in the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively.

Auditors

Neither Australian nor New Zealand law requires the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee in both markets.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

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Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, at Australian and New Zealand portfolio companies, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1 and NZX Listing Rule 4, respectively.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Remuneration

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.

Equity-Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Dimensional may vote against the granting of equity-based awards, such as performance rights, stock options, and stock appreciation rights, to specific executives, including CEOs and Managing Directors, if also voting against the portfolio company’s remuneration report under the analysis set forth in the Executive Remuneration section of the Global Framework.

Framework for Evaluating Japan-Listed Securities

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to board composition, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.

At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

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At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, the board should be majority independent.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

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Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.

Cross-Shareholding

Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.

Shareholder Rights Plans (Poison Pills)

Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.

Framework for Evaluating Securities in Other Select Asian Markets

Uncontested Director Elections

Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.

Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.

Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.

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• All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.

• Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.

• Boards of directors of Thai, Filipino, Hong Kong, Taiwanese and mainland China portfolio companies should be at least 33% independent.

• Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.

• Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.

Dimensional expects portfolios companies to follow applicable corporate governance codes, listing standards, and local market best practices with respect to board composition.

Director Remuneration

In most Asian markets, director remuneration generally consists of both fees and bonuses.

Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.

In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.

Equity Based Remuneration

In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.

When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.

For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.

In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

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DIMENSIONAL ETF TRUST

6300 Bee Cave Road, Building One, Austin, Texas 78746
Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2026

Dimensional ETF Trust (the “Trust”) is an open-end management investment company that offers forty-one series of shares. This Statement of Additional Information (“SAI”) relates to the following portfolios (each, a “Portfolio” and collectively, the “Portfolios”):

Portfolio:	Exchange:	Ticker:
Dimensional Core Fixed Income ETF	NYSE Arca, Inc.	DFCF
Dimensional Short-Duration Fixed Income ETF	NYSE Arca, Inc.	DFSD
Dimensional Inflation-Protected Securities ETF	NYSE Arca, Inc.	DFIP
Dimensional Global Core Plus Fixed Income ETF	The Nasdaq Stock Market LLC	DFGP

Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF)	The Nasdaq Stock Market LLC	DFGX

Dimensional Global Credit ETF	The Nasdaq Stock Market LLC	DGCB
Dimensional Ultrashort Fixed Income ETF	NYSE Arca, Inc.	DUSB
Dimensional National Municipal Bond ETF	NYSE Arca, Inc.	DFNM
Dimensional California Municipal Bond ETF	NYSE Arca, Inc.	DFCA

This SAI is not a Prospectus but should be read in conjunction with the Prospectus for the Portfolios dated February 28, 2026, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Portfolios’ Annual Financial Statements & Other Information. A free copy of the Prospectus, annual report, and Annual Financial Statements & Other Information can be obtained by contacting your investment representative, writing to the Trust at the above address or by calling the above telephone number.

GENERAL INFORMATION

The Trust is a Delaware statutory trust organized on June 16, 2020.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Portfolio offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in large aggregations of Shares (each a “Creation Unit”).  Creation Units typically are a specified number of Shares. Generally, a Creation Unit will consist of the following number of Shares or multiples thereof:

Portfolio	Creation Unit
Dimensional Core Fixed Income ETF	50,000 shares
Dimensional Short-Duration Fixed Income ETF	50,000 shares
Dimensional Inflation-Protected Securities ETF	25,000 shares
Dimensional Global Core Plus Fixed Income ETF	50,000 shares

Dimensional International Core Fixed Income ETF	50,000 shares

Dimensional Global Credit ETF	50,000 shares
Dimensional Ultrashort Fixed Income ETF	50,000 shares
Dimensional National Municipal Bond ETF	50,000 shares
Dimensional California Municipal Bond ETF	25,000 shares

In the event of liquidation of a Portfolio, the Trust may lower the number of Shares in a Creation Unit. In its discretion, Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) reserves the right to increase or decrease the number of a Portfolio’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Portfolio, and to make a corresponding change in the number of Shares constituting a Creation Unit. Each Portfolio may issue Creation Units of its Shares to Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) in exchange for a designated basket of portfolio investments, together with the deposit of a specified cash payment and applicable fees as described below. Shares of the Portfolios are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), except for the shares of the Dimensional Global Core Plus Fixed Income, Dimensional International Core Fixed Income and Dimensional Global Credit ETFs, which are listed and trade on The Nasdaq Stock Market LLC (“Nasdaq” and together with NYSE Arca, the “Exchange”), each a national securities exchange. Shares of the Portfolios are traded in the secondary market and elsewhere at market prices that may be at, above or below a Portfolio’s NAV. Shares of the Portfolios are redeemable only in Creation Units by Authorized Participants in exchange for a designated basket of portfolio investments together with a specified amount of cash and applicable fees as described below. Creation Units are generally issued (or redeemed) by the Dimensional National Municipal Bond ETF, Dimensional California Municipal Bond ETF and Dimensional Ultrashort Fixed Income ETF in exchange for cash or in exchange for a designated basket of portfolio investments, together with the deposit of a specified cash payment. For each Portfolio, the Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof.

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Portfolio in connection with creations and redemptions of Shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

Each Portfolio is a separate series of the Trust, and each Share of a Portfolio represents an equal proportionate interest in the Portfolio.  All consideration received by the Trust for a Portfolio’s Shares and all assets of a Portfolio belong solely to that Portfolio and would be subject to liabilities related thereto.

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EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Portfolio will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the Shares of a Portfolio under any of the following circumstances: (i) if the Exchange becomes aware that the Portfolio is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if the Portfolio no longer complies with the requirements set forth in the relevant listing standards of the Exchange; (iii) if following the initial 12-month period beginning upon the commencement of trading of the Portfolio, there are fewer than 50 beneficial holders of the Shares; or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Portfolio from listing and trading upon termination of the Portfolio.

As is the case with other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of a Portfolio in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Portfolio.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Portfolio.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Portfolio on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Portfolios’ distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Portfolio are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The Advisor or its affiliates may purchase and resell shares of a Portfolio through a broker-dealer to “seed” a Portfolio as it is launched, or may purchase and resell shares of a Portfolio from other broker-dealers that have previously provided “seed” capital for a Portfolio when it was launched, or otherwise in secondary market transactions.

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PORTFOLIO CHARACTERISTICS, POLICIES AND INVESTMENT PROCESS

The following information supplements the information set forth in the Prospectus of the Portfolios. Unless otherwise indicated, the following information applies to each Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Dimensional serves as investment advisor to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio is diversified under the federal securities laws and regulations.

The Dimensional National Municipal Bond ETF (the “Municipal Bond ETF”) has adopted a fundamental policy that, under normal market conditions, at least 80% of the Portfolio’s net assets will be invested in in municipal securities that pay interest exempt from federal income tax. The Dimensional California Municipal Bond ETF (the “California Municipal Bond ETF”) has adopted a fundamental policy that, under normal market conditions, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of municipal securities. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio, as defined below under “INVESTMENT LIMITATIONS.” Each of the Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Global Credit ETF and Dimensional Ultrashort Fixed Income ETF has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s NAV. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s NAV. Additionally, if a Portfolio changes its 80% non-fundamental policy, the Portfolio will notify shareholders at least 60 days before the change and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in its Prospectus.

BROKERAGE TRANSACTIONS

The Portfolios acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolios effect transactions.

Portfolio transactions of each Portfolio will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for each Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of commission, if any, being paid by each Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios.

Subject to the duty to seek to obtain best price and execution, transactions of the Portfolios may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

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The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolios with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement for each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2025, the Portfolios and the Advisor did not through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, direct any Portfolio's brokerage transactions to a broker because of research services provided.

To the extent creation or redemption transactions are conducted fully or partially on a cash or “cash in lieu” basis, a Portfolio may contemporaneously transact with broker-dealers for the purchase or sale of securities in connection with such transactions. Such trades may be placed with the Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer. With respect to the trades, the Authorized Participant may be responsible for costs associated with purchasing any securities using the cash proceeds from the creation or may be responsible for the cost associated with selling any securities to raise the cash needed for the redemption.

Specifically, following a Portfolio’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Price Guarantee”). Whether the execution of the order is at a price at least as favorable to the Portfolio will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Portfolio’s valuation of the securities, the Portfolio will be entitled to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and the Authorized Participant will be required to pay the full amount of the actual execution transaction, up to the Maximum Additional Charge for Creations listed in the table in the “Creation and Redemption of Creation Units” section of this SAI .

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer is

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unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs), up to the Maximum Additional Charge for Redemptions listed in the table in the “Creation and Redemption of Creation Units” section of this SAI.

For creation and redemption orders where a Price Guarantee is not applicable, a Portfolio reserves the right to charge a preset “Variable” fee for the cash or cash in lieu proceeds from those create and redeem orders. The Authorized Participant agrees to pay the fee, which represents the estimated costs related to purchasing or selling securities, and may include commissions, fees, taxes, foreign exchange, or other costs related to executing the Portfolio’s transactions. The Variable fee is subject to periodic review and adjustment. The fee is only made available to Authorized Participants and Market Makers but will not exceed the Maximum Additional Charge for Creations or Maximum Additional Charge for Redemptions listed in the tables in the “Creation and Redemption of Creation Units” section of this SAI.

Certain Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio during the fiscal year ended October 31, 2025, as well as the value of such securities held by the Portfolio as of October 31, 2025.

Portfolio	Broker or Dealer	Value of Securities
Dimensional Core Fixed Income ETF	Citigroup, Inc.	$37,241,023
	JPMorgan Chase & Co.	$32,839,924
	Toronto-Dominion Bank	$27,460,364
	Nomura Holdings, Inc.	$10,359,393
	Wells Fargo & Co.	$9,907,588
	Morgan Stanley	$8,885,822
	JPMorgan Chase & Co.	$4,430,020
	Barclays PLC	$220,979
	Deutsche Bank AG	$41,012

Dimensional Short-Duration Fixed Income ETF	Toronto-Dominion Bank	$51,648,568
	Nomura Holdings, Inc.	$29,692,678
	Goldman Sachs Group, Inc.	$28,112,120
	Wells Fargo & Co.	$18,408,530
	Citigroup, Inc.	$15,069,173
	JPMorgan Chase & Co.	$10,483,231
	Morgan Stanley	$1,768,583
	Barclays PLC	$649,938

Dimensional Global Core Plus Fixed Income ETF	Toronto-Dominion Bank	$14,363,237
	Citigroup, Inc.	$5,816,812
	Barclays PLC	$1,738,787
	Goldman Sachs Group, Inc.	$1,413,669

Dimensional International Core Fixed Income ETF	Citigroup, Inc.	$9,048,502
	Toronto-Dominion Bank	$5,321,403
	Barclays PLC	$3,501,862
	Societe Generale SA	$1,741,125
	UBS Group AG	$1,453,466
	Deutsche Bank AG	$114,277

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Portfolio	Broker or Dealer	Value of Securities
Dimensional Ultrashort Fixed Income ETF	Citigroup, Inc.	$14,248,330
	Toronto-Dominion Bank	$14,021,993
	Barclays PLC	$9,917,049
	Wells Fargo & Co.	$8,945,477
	JPMorgan Chase & Co.	$701,368
	Goldman Sachs Group, Inc.	$99,939

Dimensional Global Credit ETF	Toronto-Dominion Bank	$2,595,066
	JPMorgan Chase & Co.	$755,410
	Barclays PLC	$115,919

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

1) borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

2) make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

5) purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

6) engage in the business of underwriting securities issued by others;

7) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies); or

8) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

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With respect to the investment limitation described in (1) above, the Portfolios will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities under the conditions and restrictions described in the Portfolios’ Prospectus. Investment limitation (2) above also does not, among other things, prevent the Portfolios from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Trust’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Trust has implemented the Liquidity Program, and the Board, including a majority of the disinterested Trustees, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of a Portfolio’s investments, if applicable, and monitoring compliance with the 15% limit on illiquid investments.

For these purposes, the Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Global Credit ETF and Dimensional Ultrashort Fixed Income ETF may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the Prospectus under “Description of Investments of the Portfolios Other than the Municipal Bond and California Municipal Bond ETFs.” Although the commercial paper securities are not registered, they will not be subject to the 15% limitation on illiquid investments. Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, the Advisor may consider the number of dealers making a market in such securities when determining whether a liquid market exists. After purchase, the Portfolios will continue to monitor the liquidity of Rule 144A securities.

Notwithstanding any of the above investment limitations, the Dimensional Global Core Plus Fixed Income ETF and Dimensional International Core Fixed Income ETF may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by the Portfolio to be advisable. A Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under a Portfolio’s investment strategies. Except with respect to a Portfolio’s limitation on borrowing, illiquid investments, or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

For purposes of the investment limitation described in (7) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s assets will be invested in securities issued by any one foreign government or supranational organization. In applying the investment limitation described in (7) above, each Portfolio will consider the investments of other

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investment companies in which the Portfolio invests to the extent it has sufficient information about the holdings of such investment companies, if applicable.

For purposes of the investment limitation described in (7) above, in regards to the Municipal Bond ETF and the California Municipal Bond ETF, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

Additionally, for the Municipal Bond ETF and California Municipal Bond ETF (each a “Municipal Portfolio”, and collectively, the “Municipal Portfolios), for purposes of the investment limitations above, tax-exempt securities issued or guaranteed by the U.S., state or local governments or political subdivisions of governments are not considered to be a part of any industry. Tax-exempt securities of non-governmental issuers, however, are subject to the 25% limitation described in investment limitation (7) above.

With respect to the investment limitation described in (8) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereafter.

As noted above, each Municipal Portfolio has adopted a fundamental policy as required by Rule 35d-1 under the 1940 Act, that, under normal market conditions, at least 80% of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of municipal securities.

FUTURES CONTRACTS

Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Dimensional Core Fixed Income ETF, Dimensional Global Credit ETF, Dimensional International Core Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF and Dimensional Short-Duration Fixed Income ETF also may use futures contracts and options on futures contracts to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. The Dimensional Ultrashort Fixed Income ETF also may use futures contracts and options on futures contracts to hedge interest rate exposure or for non-hedging purposes, such as a substitute for direct investment.  The Municipal Portfolios also may use futures contracts and options on futures contracts to hedge against changes in interest rates, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. A Portfolio also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio.

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Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits.

At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio.

FOREIGN CURRENCY TRANSACTIONS

The Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Global Credit ETF, Dimensional International Core Fixed Income ETF and Dimensional Global Core Plus Fixed Income ETF may enter into foreign currency exchange transactions in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.  The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Global Credit ETF, Dimensional International Core Fixed Income ETF and Dimensional Global Core Plus Fixed Income ETF may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. A Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Global Credit ETF, Dimensional International Core Fixed Income ETF and Dimensional Global Core Plus Fixed Income ETF typically hedge their foreign currency exposure.

At the maturity of a forward currency contract, the Portfolios may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the Portfolios may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts may be effected with a counterparty other than the counterparty to the original forward contract.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolios. To the extent the Portfolios engage in forward

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currency contracts to generate current income, the Portfolios will be subject to these risks which the Portfolios might otherwise avoid (e.g., through use of hedging transactions).

The use of foreign currency exchange transactions may not benefit the Portfolios if exchange rates move in an unexpected manner. In addition, these techniques could result in a loss if the counterparty to a transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. These transactions also involve settlement risk, which is the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty.

SWAPS

The Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Municipal Bond ETF, Dimensional Global Credit ETF, Dimensional International Core Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF, and California Municipal Bond ETF also may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The Portfolios may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Some types of swap agreements are negotiated bilaterally with a swap dealer and traded OTC between the two parties (uncleared swaps), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

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The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Advisor and the Trust do not consider a Portfolio’s obligations under swap contracts senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS

The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this SAI, and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolios, or this SAI.

The terms of the commodity pool operator (“CPO”) exclusion require that each Portfolio, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires each Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes

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(as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Portfolio may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Portfolio can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Portfolio, the Portfolio may incur additional compliance and other expenses.

FOREIGN ISSUERS

The Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Global Credit ETF, and Dimensional Ultrashort Fixed Income ETF may acquire and sell securities issued by non-U.S. issuers. There are substantial risks associated with investing in the securities issued by governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the risks inherent in U.S. investments. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. There is also the risk of substantially more government involvement in the economy in foreign countries, as well as, the possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may limit the ability of a Portfolio to invest in foreign issuers.

Significantly, there is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments. There is no assurance that the Advisor will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A Portfolio may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. To the extent that a Portfolio invests a significant portion of its assets in a specific geographic region or country, a Portfolio will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. In addition, economies of some emerging market countries may be based on only a few industries and may be highly vulnerable to changes in local or global trade conditions. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. A Portfolio, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S., other nations or other governmental entities (including supranational entities) with respect to certain countries or issuers in various sectors of certain foreign countries may limit a Portfolio’s investment opportunities, impairing the Portfolio’s ability to invest in accordance with its investment strategy and/or to meet its investment objective, as well as adversely impacting the

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value of the impacted investments. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible for the Advisor to predict. Such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain countries or issuers could result in: (i) an immediate freeze on certain securities, impairing the ability of a Portfolio to buy, sell, receive or deliver those securities; or (ii) other limitations on a Portfolio’s ability to invest or hold such securities.

Emerging markets

The Dimensional Global Core Plus Fixed Income ETF and Dimensional International Core Fixed Income ETF may invest in securities from issuers located in emerging markets. Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict a Portfolio’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems which may limit the rights and remedies available to a Portfolio against an issuer and with respect to the enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy which could limit reliable access to capital; (vi) higher degree of corruption and fraud and potential for market manipulation; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries; and (ix) differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards that could impede the Advisor’s ability to evaluate issuers.

In addition, many emerging market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of these countries. Moreover, the economies of some emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position.

A Portfolio may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed foreign markets. Currency and other hedging techniques may not be available or may be limited. The local taxation of income and capital gains accruing to nonresidents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Portfolio could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. Custodial services and other investment-related costs in emerging market countries are often more expensive, compared to developed foreign markets and the U.S., which can reduce a Portfolio’s income from investments in securities or debt instruments of emerging market country issuers.

Some emerging market currencies may not be internationally traded or may be subject to strict controls on foreign investment by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including a Portfolio’s securities, denominated in that currency. Some emerging market governments restrict currency conversions and/or set limits on repatriation of invested capital. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of

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some emerging market countries may be convertible into U.S. dollars, the conversion rates may be different than the actual market values and may be adverse to a Portfolio’s shareholders.

INVESTMENTS IN THE CHINA REGION

There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party (“CCP”) or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

In addition, investments in China and Taiwan could be adversely affected by their political and economic relationship with each other. China’s relations with Taiwan are severely strained and subject to the risk of rapid deterioration due to territorial disputes, defense and other security concerns. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The value of investments in China and Taiwan, including derivative positions, may be adversely affected by territorial disputes between China and Taiwan. The Chinese and Hong Kong economies are also vulnerable to the disagreements between China and Hong Kong related to integration, which may result in economic disruption.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, the People’s Republic of China (“PRC”), including Hong Kong, as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC, including Hong Kong, as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured, or supplied by persons owned by, controlled by, or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons.

A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional sanctions, tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies, each of which may negatively impact the Chinese economy generally or the specific Chinese companies or industries. China has experienced controversies in human rights abuses related to religious and nationalist groups. In 2021, the U.S. passed the Uyghur Forced Labor Prevention Act responding to information concerning the PRC’s treatment of the Uyghurs and other ethnic minorities in the Xinjiang Uyghur Autonomous Region. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy and result in sudden and significant investment losses. The economy of China has experienced significant growth in recent decades, which has been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth. More recently, the Chinese economy has experienced deflation and a significant slowdown in growth, including declines in property values and increased defaults, weak consumer demand, increased youth unemployment and declines in exports and manufacturing. The Chinese government has implemented policies attempting to increase growth and

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stabilize the housing market, but it is unclear whether those efforts will be successful. In recent years, the Chinese central and local governments, households and corporations have incurred significant levels of debt, raising concerns of the possibility that widespread defaults could occur and trigger a financial crisis, which could significantly decrease the value and liquidity of Chinese investments.

GENERAL MARKET AND GEOPOLITICAL RISKS

The value of a Portfolio’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, economic sanctions and tariffs, regulatory events and governmental or quasi-governmental actions, among others. Natural and environmental disasters, including weather-related phenomena, also can be highly disruptive to economies and markets and can adversely affect individual issuers, sectors, industries, markets, countries or regions, currencies, interest and inflation rates, credit ratings, and investor sentiment. The occurrence of U.S. and global events similar to those in the last few decades (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and/or overall market uncertainty or reduced liquidity with respect to particular issuers, countries or regions, and may have long term effects on both the U.S. and global economies and financial markets. The negative impacts may be particularly acute in certain sectors, countries or regions. The timing and duration of any such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for a Portfolio. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty regarding the ramifications of the United Kingdom’s (UK) vote to exit the European Union (EU) in June 2016 (Brexit). On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Portfolio’s investments.

In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro could decline significantly and unpredictably. Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Portfolio’s investments.

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CASH MANAGEMENT PRACTICES

Each Portfolio engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic, or political conditions warrant. In addition, each Portfolio may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolios may invest cash in the following permissible investments:

Portfolios	Permissible Cash Investments*

Dimensional Core Fixed Income ETF Dimensional Short-Duration Fixed Income ETF

Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds.**

Dimensional Inflation-Protected Securities ETF	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds.**

Dimensional Global Core Plus Fixed Income ETF	Short-term repurchase agreements; index futures contracts and options thereon; freely convertible currencies; affiliated and unaffiliated registered or unregistered money market funds**

Dimensional International Core Fixed Income ETF

Short-term repurchase agreements; index futures contracts and options thereon; U.S. government obligations; U.S. government agency obligations debt; freely convertible currencies; affiliated and unaffiliated registered or unregistered money market funds**

Dimensional Global Credit ETF	Short-term repurchase agreements; index futures contracts and options thereon; freely convertible currencies; affiliated and unaffiliated registered or unregistered money market funds**

Dimensional Ultrashort Fixed Income ETF	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds**

Dimensional National Municipal Bond ETF Dimensional California Municipal Bond ETF

Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds.**, ***

* With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

** Investments in money market mutual funds may involve duplication of certain fees and expenses.

*** Certain of these cash investments may generate taxable income for a Portfolio and potentially may require the Portfolio to distribute income subject to federal and/or state personal income tax.

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INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued, and the commitment cancelled.  In addition, each Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time.  Each Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Portfolio enters into a when-issued, delayed delivery, to-be-announced, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Portfolio committed to pay or receive for the security.  A Portfolio will lose money if the value of a purchased security falls below the purchase price and a Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

EXCHANGE TRADED FUNDS

Each Portfolio may invest in exchange traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the fixed income markets while maintaining liquidity. The Municipal Portfolios may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the municipal bond market pending investment in municipal bonds.

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An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest may be passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The goal of a passively managed ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of such ETFs. Each Portfolio also may invest in actively managed ETFs managed by the Advisor that seek to outperform a particular index, sector, market or global segment. Investment in an actively managed ETF is subject to the risk that the investment adviser to the ETF selects investments for the ETF that underperform and the ETF does not meet its investment objective. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

TBA SECURITIES

The Portfolios may also engage in purchases or sales of “to be announced” or “TBA” securities. TBA securities represent an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics for an approximate principal amount, with settlement on a scheduled future date beyond the typical settlement period for most other securities. A TBA transaction typically does not designate the actual security to be delivered. The Portfolios may use TBA trades for investment purposes in order to gain exposure to certain securities, or for hedging purposes. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward commitment transactions.

COVERED BONDS

The Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Ultrashort Fixed Income ETF and Dimensional Global Credit ETF may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

PORTFOLIO TURNOVER RATE

Certain Portfolios may have a higher portfolio turnover rate due to the relatively short maturities of the securities to be acquired. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

ADDITIONAL INVESTMENT STRATEGIES FOR THE MUNICIPAL PORTFOLIOS

The Municipal Portfolios may invest in certain types of securities and engage in certain investment practices that the other Portfolios do not. In addition to the securities and investment practices described in the prospectus, set forth below is a description of certain types of securities that the Portfolios may purchase and certain investment techniques that the Portfolio may use to attempt to achieve its investment objective.

Variable Rate Obligations and Demand Notes

The Portfolios may invest in variable rate obligations. Variable rate obligations have a coupon rate that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments.

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This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of a Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio’s investments and of their shares.

The Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer or its agent. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Pre-refunded Municipal Securities

The Portfolios may invest in pre-refunded municipal securities. Pre-refunded municipal securities are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or “escrowed-to-maturity bonds,” that have been refunded prior to the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal securities held by a Portfolio is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities) (“Agency Securities”). While still tax-exempt, pre-refunded municipal securities usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency Securities held in an escrow account established by the municipality and an independent escrow agent. While a secondary market exists for pre-refunded municipal securities, if a Portfolio sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. Investment in pre-refunded municipal securities held by a Portfolio may subject the Portfolio to interest rate risk and market risk. To the extent permitted by the SEC and the Internal Revenue Service, a Portfolio’s investment in pre-refunded municipal bonds backed by U.S. Treasury and Agency Securities in the manner described above, will, for purposes of diversification tests applicable to the Portfolio, be considered an investment in the respective U.S. Treasury and Agency Securities. The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.

Standby Commitments

These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

Tender Option Bonds

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Structured or Indexed Securities

The Portfolios may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in the two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of a Portfolio’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because the Portfolio bears the risk of the Reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

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Zero Coupon Bonds

The Portfolios may invest in zero coupon bonds. Zero coupon bonds generally pay no cash interest (or dividends, in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends, in the case of preferred stock) on a current basis. Although a Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, the Portfolio would be required, for federal income tax purposes, generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of a Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Portfolio otherwise would not have done so. To the extent a Portfolio is required to liquidate thinly traded securities, it may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by a Portfolio to pay distributions, the Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result, its current income ultimately may be reduced.

Municipal Lease Obligations

The Portfolios may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the thinness of the market in which they are traded. Consistent with the Liquidity Program, the Advisor may determine to treat certain municipal lease obligations as liquid, and therefore not subject to a Portfolio’s 15% limit on illiquid investments. The factors that the Advisor may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by a Portfolio.

Municipal Bond Insurance

The Advisor anticipates that a portion of the Portfolios’ investment portfolio will be invested in municipal securities whose principal and interest payments are guaranteed by a private insurance company at the time of purchase. Each Portfolio’s insurance coverage may take one of several forms. A primary insurance policy is purchased by a municipal securities issuer at the time the securities are issued. This insurance is likely to increase the credit rating of the securities, as well as their purchase price and resale value. A mutual fund insurance policy is purchased by a Portfolio and used to guarantee specific securities only while the securities are held by the Portfolio. Finally, a secondary market insurance policy is purchased by a bond investor (such as a Portfolio) or a broker after the bond has been issued and insures the bond until its maturity date. Both primary insurance and secondary market insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for portfolio insurance, if any, would be paid from a Portfolio’s assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Portfolio insurance coverage that terminates upon the sale of an insured security by a Portfolio may not improve the resale value of the security. Therefore, unless a Portfolio elects to purchase secondary market insurance with respect to such securities or such securities are already covered by primary insurance, the Portfolio generally will retain any such securities insured by portfolio insurance that are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities that are not in default.

Each Portfolio is authorized to obtain portfolio insurance from insurers that have obtained a claims-paying ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody’s.

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A Moody’s insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurance claims-paying ability rating by Moody’s or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody’s or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Participation Interests

A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that a Portfolios’ participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by government securities. Each Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Portfolio’s participation interest in the municipal obligation, plus accrued interest. Each Portfolio intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio.

Municipal Custody Receipts

The Portfolios also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above. Although under the terms of a custody receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

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CALIFORNIA MUNICIPAL SECURITIES RISKS

The California Municipal Bond ETF invests primarily in California municipal securities and, therefore, its performance is closely tied to the ability of California municipal issuers to continue to make principal and interest payments. Below is a brief discussion of certain factors that may affect California municipal issuers and does not purport to be a complete description of such factors. These factors only apply to the California Municipal Bond ETF. The financial condition of California, its public authorities and local governments could affect the market values of California municipal securities, and therefore the net asset value per share and the interest income of the California Municipal Bond ETF, or result in the default of existing obligations, including obligations that may be held by the California Municipal Bond ETF.

The information contained below is based primarily upon information derived from State official statements, the State’s 2024 Annual Comprehensive Financial Report, annual Fiscal Outlook publications, State and industry trade publications, other public documents relating to securities offerings of California municipal issuers, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in California. It has not been independently verified by the California Municipal Bond ETF. The California Municipal Bond ETF makes no representation or warranty regarding the completeness or accuracy of such information. At the time of this filing, the State’s 2025 Annual Comprehensive Financial Report has not been published.

In addition, the information below may change rapidly, substantially and without notice. Such changes may negatively impact the fiscal condition of California, its public authorities and local governments, which could harm the performance of the California Municipal Bond ETF. Accordingly, inclusion of the information in this Statement of Additional Information shall not create an inference that there has not been any change in the affairs of California, its public authorities and local governments since the date of this Statement of Additional Information. More information about the specific risks facing California may be available from official resources published by California.

Economic Condition and Outlook

The California economy is the largest among the states and accounted for nearly 14.0% of the U.S. Gross Domestic Product (“GDP”) in 2024 and grew to rank fourth largest in the world (in terms of GDP) at the end of 2024. With an estimated 39.2 million residents as of July 2024, California’s population is approximately 20% larger than that of the second most populous state and contains approximately 12% of the total U.S. population. Major components of the State’s diverse economy are technology, trade, entertainment, manufacturing, government, tourism, construction, and services. The Legislative Analyst’s Office (the “LAO”) believes that California faces a larger budget problem than expected in 2026-2027 due to constitutional spending requirements under Proposition 98 and Proposition 2, which almost entirely offset revenue gains. Starting in 2027-28, the LAO estimates structural deficits to grow to about $35 billion annually due to spending growth continuing to outstrip revenue growth. To address this, the LAO advised the Legislature to address the budget problem through a combination of ongoing solutions—namely, achievable spending reductions and/or revenue increases.

During a time of economic uncertainty resulting from the federal policy changes, California enacted the 2025-2026 Budget Act (the “2025 Budget Act”). In addition, significant growth in Medi-Cal and other core state programs resulted in a General Fund shortfall of $11.8 billion. The budget aims to close this gap by leveraging reserves and reducing expenditure growth of critical state programs while maintaining funding for multiple initiatives that continue to improve the lives of Californians.

The LAO reports that both the California and U.S. economies face significant headwinds. Borrowing costs, a key factor in business expansion and major consumer purchases, remain high. New tariffs on imports into the U.S. are creating cost pressures for businesses and consumers. Uncertainty with the federal government appears to be contributing to a general anxiety about the economy. The LAO reports that California businesses have paired back hiring, resulting in no payroll job growth in the state so far in 2025. California consumers similarly are limiting spending, with sales of taxable goods flat over the last year. According to the LAO, consumers also continue to report historically low optimism about the economy’s future. Consistent with these trends, collections from the sales tax and corporation tax (adjusted for recent policy changes) have posted below-average growth in recent months.

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In the 2024-25 fiscal year, California’s economy experienced slow but relatively stable growth characteristic of a mature economic expansion, overtaking Japan to become the fourth-largest economy. However, with the change in administrations, risks to California’s economy began to emerge in 2025 from various federal policies including broad and elevated tariffs and strict immigration policies. According to the LAO, California is the nation’s largest importer and second-largest exporter, and tariffs are expected to have a wide-ranging impact on the economy, potentially leading to slower job and income growth and higher inflation. Further, the LAO reports that California also faces threats in federal funding cuts that could put the state’s healthcare, safety net, and education programs at risk. Additionally, in January 2025, California experienced devastating wildfires in the Los Angeles region that burned and estimated 16,000 homes, businesses, and other structures. The fires caused an unprecedented economic loss of more than $250.0 billion, leading to a state tax filing postponement for affected individuals and businesses until October 15, 2025.

In September 2025, California civilian unemployment increased by 0.1% from 5.5% in August 2025 to 5.6%, its highest rate since November 2021, following an increase in the labor force (4,800) and a decrease in civilian household employment (-6,500), as civilian unemployment increased by 11,300. California lost 4,500 payroll jobs in September 2025 following a downward revision of 14,100 jobs in August. Five sectors added jobs in September 2025, led by private education and health services (13,100), followed by leisure and hospitality (5,600), government (1,800), financial activities (300), and construction (100). The remaining five sectors lost jobs: professional and business services (-10,400), trade, transportation and utilities (-8,700), manufacturing (-4,500), other services (-1,500), and information (-300). Mining and logging added no new jobs in September 2025. California added an average of 12,800 nonfarm jobs monthly during 2024. That was nearly double the monthly average gain of approximately 6,700 jobs in 2023, but only about half of the monthly average gain of 29,800 jobs from pre-pandemic levels. The state accounted for 11.3% of U.S. nonfarm jobs in 2023 and 11.4% in 2024, in line with its historical share of U.S. nonfarm employment of 11.5%. In the first two months of 2025, California lost a total of 43,200 jobs while the U.S. added a total of 213,000 jobs. California’s nonfarm job growth is projected to slow through 2026 due to weaker labor market conditions and the federal administration’s policies. The slowdown in job growth is generally in line with the projected slowing of U.S. real GDP growth.

California’s labor force recovered to its pre-pandemic February 2020 level in May 2024 after growing by 1.4% in 2022 and 1.3% in 2023, rates not seen since the first decade of the century. Labor force growth slowed to an annual average growth of 0.9% in 2024. The labor force grew by 12,700 people in the first two months of 2025 after growing by 125,400 over 2024, below the 2019 pre-pandemic growth of 195,700. California’s labor force is projected to grow by 0.4% in 2025 before slowing to rates of 0.1% in 2026 and 0.2% through 2028. California’s unemployment rate averaged 4.7% and 5.3% in 2023 and 2024, respectively. The state’s unemployment rate fell to its record low of 3.8% in August 2022 and had increased 1.6% to 5.4% by February 2025. The state’s unemployment rate has remained within the range of 5.3% to 5.5% since June 2024 and is projected to remain at around 5.4% through the remainder of 2025. Thereafter, the unemployment rate is projected to rise to 5.5% through most of 2026 and 2027 due to subdued household employment growth because of slower economic activity before moderating slightly to 5.3% by 2028.

The California State Treasurer’s Office reports that California’s inflation peaked at 8.3% in June 2022 and slowed to 3.1% by February 2025. For both the state and the nation, all major consumer price index components are projected to experience higher inflation in 2025 and 2026, with new vehicles and apparel projected to have the greatest projected inflationary impacts. According to the Treasurer’s Office, shelter inflation, which is based on rental contracts over a fixed period (for example, 6 months or 12 months) and is the largest component of the overall California inflation index, is also projected to be impacted by tariffs due to higher input costs. Shelter inflation tends to lag other components and is projected to increase by 3.7% in 2025. California headline inflation is projected to increase by 3.8% in 2025 before moderating to 3.5% in 2026 and averaging 3.2% over the remainder of the forecast period. California inflation is projected to be 0.5% to 0.8% higher than U.S. inflation beginning in 2026, slightly lower than the 2015-2019 historical difference of about 1.1%. The state’s inflation rate generally exceeds the nation’s due to typically higher increases in housing and energy costs.

Average wages grew by 5.5% in 2024 due to large increases in high-wage sectors, especially the information and professional and business services sectors. The California State Treasurer’s 2025-26 May Revision

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economic forecast (“May Revision”) projects California average wages to grow by 3.2% in 2025 before growing by 4.1% on average between 2026 and 2028.

Property income is comprised of interest, rental, and dividend income. Interest income growth slowed sharply in 2024, starting a quarter or two after the Federal Reserve started to reduce the federal funds rate as is the typical pattern. The growth in rental income, which is a lagging indicator as it represents contract rents from leases signed over the previous 12 months and tends to follow shelter inflation, is projected to bottom out at 4.0% in 2025, reflecting recent stagnation in market rents, before growing to 4.9% by 2028. Dividend income growth was 4.0% in 2024 and is projected to remain modest as stock prices are projected to stagnate. The May Revision projects aggregate California personal income to grow by around 4.0% in 2025 and 2026 before increasing to above 4.5% in 2027 and 2028.

According to the California State Treasurer’s Office, California’s residential construction sector continues to be constrained by high interest rates. Residential permits declined by 9.2% to just under 100,000 permitted units in 2024 compared to 2023. The May Revision projects the number of units permitted to remain sluggish in 2025 and 2026, with total units growing by just 0.4% and 0.2%, respectively, as high interest rates continue to slow the demand for housing through higher cost of borrowing and building inputs becoming more expensive. According to the May Revision, permits for single-family units, which declined in 2022 and 2023, but rebounded in 2024, are projected to remain subdued with a projected decline of 11.1% in 2025. The number of total residential units permitted are then projected to begin growing at a faster pace from 2027 to 2028 as the Federal Reserve is projected to cut interest rates and inflationary impacts are projected to moderate, making construction loans more affordable and boosting production.

While California’s recovery from the effects of the COVID-19 pandemic has been dramatic, there remains a number of budget risks that threaten the financial condition of the State’s economy. These risks include uncertain federal policies, impacts from House Resolution 1 (“H.R. 1”), federal government shutdowns, inflation, high interest rates and the threat of recession, capital gains volatility, personal income tax and corporation income tax volatility, tax deadline delays, global relations and trade, health care costs, housing constraints, debts and liabilities, climate change, energy risks, cybersecurity risks, and pandemics. Although the State has recently paid down a substantial amount of its debts and has also put in plans to pay off the unfunded portions of all major State retirement-related liabilities, including unfunded liabilities in the California Public Employees' Retirement System (“CalPERS”) and the California State Teachers' Retirement System (“CalSTRS”), over the next three decades, the State still faces hundreds of billions of dollars in long-term cost pressures. CalPERS and CalSTRS each face tens of billions of dollars of unfunded future liabilities. For fiscal year 2025-2026, the actuarially determined General Fund contributions to CalPERS and CalSTRS were approximately $4.9 billion and $4.6 billion, respectively.
Revenues and Expenditures

The State receives revenues from taxes, fees and other sources, the most significant of which are personal income tax, sales and use tax, and corporation tax (which collectively constitute over 90% of total General Fund revenues and transfers). Significant expenditures include education, health and human services, and public safety programs. The State’s funds are segregated into the General Fund and various other funds, including special, bond, federal and other funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from investment of State money not allocable to another fund of the State. The budget may be conceptualized as comprising of two components: (1) the Proposition 98 allocation for schools and community colleges, which represents approximately 40% of General Fund expenditures, and (2) all other spending. The LAO, in its November 2025 California Fiscal Outlook, estimates that the Legislature will face an almost $18 billion budget encumbrance in 2026-2027. The LAO reports that this is about $5 billion larger than the budget encumbrance anticipated by the administration in June 2025 due to constitutional spending requirements under Proposition 98 and Proposition 2. The LAO notes that the state solved a $27 billion deficit in 2023-24, a $55 billion deficit in 2024-25, and a $15 billion deficit in 2025-26 (in addition to roughly $28 billion in proactive budget-balancing actions taken the year before) and originally estimated a $13 billion budget encumbrance for 2026-2027. Actual conditions may differ materially from assumptions underlying projected budgets, and there can be no assurances the projections will be achieved.

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Adopted by voters in November 2014, Proposition 2 amended Articles IV and XVI of the California Constitution, creating a State reserve account (“Rainy Day Fund”) and modifying annual reserve deposit and debt servicing requirements. In 2012, voters approved Proposition 30, which increased the personal income tax rates applicable to high earners, retroactively effective for the 2012 taxable year, and raised State sales taxes. The 25-cent sales and use tax increase prescribed under Proposition 30 expired on December 31, 2016; however, the personal income tax portion of Proposition 30 was extended by Proposition 55 through tax year 2030.

General Fund spending growth is projected to grow on average 5.6% annually from fiscal year 2026-2027 through fiscal year 2029-2030, representing a total cost growth of about $40.2 billion. The relatively slow overall growth in expenditures is the result of certain offsetting factors, including faster growth in ongoing programs, such as in natural resources. But this growth is offset by lower spending in other areas—including in legislative, executive, corrections and rehabilitation, transportation, business, consumer services and housing.

The 2025 Budget Act estimate of General Fund expenditures for fiscal year 2024-2025 increased $14.6 billion from the 2024 Budget Act estimate primarily due to higher tax revenues. Compared to the previous Budget Act estimates, expenditure increased in the areas of Transportation, Health and Human Services, Legislative, Judicial, and Executive Agency. Expenditure estimates decreased in the areas of Government Operations Agency, Business, Consumer Services & Housing, Environmental Protection, Public Safety, and Natural Resources Agency. Expenditures decreased in part due to shifting expenditures from the General Fund to special funds and deferring expenditures to fiscal year 2026-27 or later fiscal years.

Current State Budget

The 2025 Budget Act projects an estimated General Fund shortfall of $11.8 billion for fiscal year 2025-26, before the corrective actions taken in the 2025-26 Budget. The 2025 Budget Act provides a balanced fiscal plan that reduces state spending while maintaining support for vital initiatives including housing and infrastructure, universal transitional kindergarten, universal school meals, Los Angeles fire recovery and growth in Cal Fire personnel. The major components of the 2025 Budget Act include funding for TK-12 Education under Proposition 98, higher education, health and human services, and corrections and rehabilitation agency. The 2025 Budget Act is based on a variety of estimates and assumptions. If actual results differ from those assumptions, the State’s financial condition could be adversely or positively affected. Risks that could impact the fiscal health of the State include, but are not limited to, the following: uncertain Federal policies relating to tariffs and immigration, estimated impacts from H.R. 1, federal government shutdowns, inflation, high interest rates and threat of recession, capital gains volatility, personal income tax and corporation income tax volatility, tax deadline delays, global relations and trade, health care costs, housing constraints, debts and liabilities, climate change, energy risks, cybersecurity risks, and pandemics.

Limitation on Taxes

Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIII A of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose special taxes devoted to a specific purpose without two-thirds voter approval. Proposition 218, a constitutional amendment initiative enacted in 1996, further limited the ability of local governments to raise taxes and fees. Counties in particular have had fewer revenue raising options than many other local government entities, while having to maintain many services.

Appropriations Limits

California and its local governments are subject to an annual “appropriations limit” imposed by Article XIII B of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Proposition 98, as modified by Proposition 111, changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K-12 schools a minimum amount of funding. The Proposition 98 guarantee is funded by local property taxes and the General Fund. Article XIII B prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are

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authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds that are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds.

Among the expenditures not included in the Article XIII B appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979 or subsequently authorized by the voters, (2) appropriations required to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations for tax refunds, (5) appropriations of revenues derived from any increase in gasoline taxes and vehicle weight fees above January 1, 1990 levels, (6) appropriations of certain taxes imposed by initiative, and (7) appropriations made in certain cases of emergency. The appropriations limit for each year is based on the appropriations limit for the prior year, adjusted annually to reflect changes in per capita income and population, and any transfers of service responsibilities between government units.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of July 1, 2025, the State had $80.8 billion of outstanding general obligation bonds and lease revenue bonds payable principally from the State’s General Fund or from lease payments paid from the operating budget of the respective lessees, which operating budgets are primarily, but not exclusively, derived from the General Fund. This represents an increase of $0.5 billion for the period ended July 1, 2024. As of July 1, 2025, there were approximately $43.3 billion of authorized and unissued long-term voter-approved general obligation bonds, which will be payable principally from the General Fund, along with approximately $6.1 billion of authorized and unissued lease-revenue bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary.

Other Issuers of California Municipal Obligations

There are a number of State agencies, instrumentalities, and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.

Risks of Natural Disasters

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989 and 2014, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. Any California municipal obligation in the California Municipal Bond ETF could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations. During the 2022-23 winter, the State experienced significant storms leading to severe flooding in various locations throughout the State, and by April 2023 the flooding had caused the State to declare emergencies in 51 of the State’s 58 counties. California continues to experience large swings between drought and flood conditions, including most recently in January 2026; these swings are becoming more severe due to climate change. The 2025 Budget Act commits to developing an expenditure plan with the Legislature to allocate funding from the $10.0 billion Climate Bond for drought, flood, and water resilience projects, ensuring long-term investments to strengthen the state’s capacity to endure these climate extremes.

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In October 2017, several wildfires ignited in northern California’s “wine country,” collectively resulting in loss of life and property damage. In 2018, California experienced another devastating year with respect to loss of life, property, and financial resources due to wildfires. The November 2018 Camp Fire caused civilian fatalities and caused an estimated $16.5 billion in losses. Large-scale power shutoffs implemented by the utilities companies for wildfire prevention significantly impacted the State’s economy. Although the 2019 wildfire season was relatively mild, the 2020 wildfire season was one of the most destructive on record, with over 4 million acres burned. The 2024 fire season saw a substantial increase in the number and magnitude of wildfires in the state, with approximately 8,110 fires and 1.1 million acres burned. As of September 2025, there have been 6,844 fires and 517,341 acres burned in 2025. The January 2025 Eaton fire in Altadena and the Pacific Palisades fire rank as the second and third most destructive fires in California history, respectively. The total property and capital loss estimates from those fires range from $76 billion to $131 billion, with insured losses estimated at up to $45 billion. In 2025, the California legislature approved more than $2.5 billion in fire relief to help Southern California recover from the fires.

The increasing frequency of natural disasters within the State, particularly wildfires, has led to rising home insurance premiums, as well as resulted in some insurers either limiting or discontinuing issuance of policies, which could further weaken housing development in the State and exacerbate the ongoing housing shortage. Additional significant costs incurred by insurance companies could likely get passed down to existing or prospective policyholders in the form of higher premiums or temporary surcharges, which may amplify the State’s housing affordability problem. For example, according to estimates, the insured losses from the January 2025 fires may exceed $28 billion, and total economic losses could reach $53 billion. In March 2024, private insurance companies dropped at least 30,000 property insurance policyholders across California in areas deemed to “present the most substantial wildfire or fire following earthquake hazards.” As a result, a significant number of structures destroyed in the 2025 fire season may no longer be covered under private policies. Residents have turned or may turn to the State’s Fair Access to Insurance Requirement Plan (the “FAIR Plan”), a last-resort State policy offering coverage to owners in wildfire-prone and other vulnerable areas who cannot obtain coverage from private insurers. Nevertheless, the potential losses from the January 2025 fires could exceed the funds available in the FAIR Plan.

On July 12, 2019, the State Legislature enacted AB 1054 to address public utility liability for wildfires by, among other measures, establishing the Wildfire Fund to pay eligible claims arising from certain wildfires. The Wildfire Fund was established with $21 billion in funding, with the anticipation that the State’s three largest public utilities’ shareholders and their ratepayers (by a charge collected by the public utilities at the direction of the California Public Utilities Commission) would jointly contribute to the Wildfire Fund in an amount up to $10.5 billion. In addition to allowing direct transfers of the ratepayer charge to the Wildfire Fund, the legislation authorized the Department of Water Resources to issue up to $10.5 billion in bonds to support the Wildfire Fund, with debt service on such bonds to be paid by the ratepayer charge. In August 2019, the State transferred $2.0 billion to the Wildfire Fund as a short-term loan. The 2021 and 2022 Budget Acts committed $2.8 billion over four years to continue strengthening forest and wildfire resilience statewide. The 2025-2026 Budget Act maintains $1.5 billion reserved to reduce the risk of severe and destructive wildfires. Additionally, the 2025-2026 Budget Act also includes adjustments of $3.3 billion from the General Fund to the Greenhouse Gas Reduction Fund over four years to support the State’s fire protection activities.

Other Considerations

With respect to significant State legislation in 2018, the State’s Governor signed legislation requiring all of the State’s electricity to come from solar, wind, and other emissions-free sources by the year 2045. In May 2018, the State became the first in the nation to mandate solar rooftop panels on almost all new homes. On August 25, 2022, California enacted the first ban on the sale of new gasoline-powered vehicles beginning with 2035 models.

The California Municipal Bond ETF are also susceptible to political, economic, or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives, and other matters. The information provided above is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information.

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Bond Ratings

California’s general obligation bond ratings are AA (with a stable outlook) from Fitch Ratings Ltd. (“Fitch”), AA- (with a stable outlook) from S&P Global Ratings (“S&P”), and Aa2 (with a stable outlook) from Moody’s Investor’s Services, Inc. (“Moody’s”) (ratings confirmed on January 28, 2026).

Legal Proceedings

There are numerous civil actions pending against the State, which could, if decided against the State, require the State to make significant future expenditures and may substantially impair revenues and cash flow. It is not possible to predict what impact, if any, such proceedings may have on the California Municipal Bond ETF.

TRUSTEES AND OFFICERS

Trustees

Organization of the Board

The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. The Board elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust. The Board of the Trust is comprised of two interested Trustees and eight disinterested Trustees. Gerard K. O’Reilly, an interested Trustee, is Chairman of the Board. The disinterested Trustees of the Board designated Ingrid M. Werner as the lead disinterested Trustee. As the lead disinterested Trustee, Ms. Werner, among other duties: acts as a principal contact for management for communications to the disinterested Trustees in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Trustees; raises issues and discusses ideas with management on behalf of the disinterested Trustees in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Trustees (other than Committee meetings, which are chaired by the respective Committee Chairperson, if applicable). David G. Booth serves as Chairman Emeritus to the Board. The Board has designated David G. Booth, a former Chairman of the Trust, to serve as Chairman Emeritus to the Board in recognition of his years of service to both the Trust and Advisor. The Chairman Emeritus, which is a non-voting position, provides advice and counsel to the Trustees in connection with the Trustees’ management of the business and affairs of the Trust. The Board believes the existing Board structure for the Trust is appropriate because it provides the disinterested Trustees with adequate influence over the governance of the Board and the Trust, while also providing the Board with the invaluable insight of the interested Trustees, who, as both officers of the Trust and the Advisor, participate in the day-to-day management of the Trust’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Trustee in order to provide an opportunity to contact Trust management and/or the disinterested Trustees’ independent counsel regarding agenda items. In addition, the disinterested Trustees regularly communicate with Mr. O’Reilly and Mr. Butler regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Trust meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Trustees meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating and Governance Committee (the “Nominating Committee”), and Mutual Funds-ETF Relations Committee are composed entirely of disinterested Trustees. As described below, through these Committees, the disinterested Trustees have direct oversight of the Trust’s accounting and financial reporting policies, the selection and nomination of candidates to the Board, and the operation and expense allocations of the portfolios of the Trust. The Investment Strategy Committee (the “Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Trust and the performance of its series.

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The Board’s Audit Committee is comprised of Reena Aggarwal, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner. The Audit Committee for the Board oversees the Trust’s accounting and financial reporting policies and practices, the Trust’s internal controls, the Trust’s financial statements and the independent audits thereof, and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Trust’s independent registered public accounting firm and also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board’s Nominating Committee is comprised of Ingrid M. Werner, Reena Aggarwal, Douglas W. Diamond, Francis A. Longstaff and Heather E. Tookes. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Trustees and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the disinterested Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, Stefan Nagel, and Heather E. Tookes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Trust, (ii) reviews performance of existing series of the Trust, and discusses and recommends possible enhancements to the series’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each series, and (iv) considers issues relating to investment services for each series of the Trust. There were three Strategy Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Mutual Funds-ETF Relations Committee is comprised of Reena Aggarwal, Darrell Duffie, Stefan Nagel, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the Portfolios or changes to the existing expense allocations among the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”), and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and the ETFs in the DFA Fund Complex (defined below). There were three Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board of the Trust, including all of the disinterested Trustees, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Trust.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Trust management and the Advisor. These reports address certain investment, valuation, liquidity, derivatives and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Trust.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Trust’s series. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular

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securities or instruments, such as derivatives, may have on the series. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a series and such change could have a significant impact on the series’ risk profile, the Advisor will present such change to the Board for its approval.

With respect to valuation, the Advisor and the Trust’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review the Advisor’s fair valuation process. Such reports also include information concerning illiquid and any worthless securities held by each series. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each series’ year-end financial statements.

With respect to liquidity risk, the Board oversees the Trust’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as required by the Liquidity Rule, the Board, including a majority of the disinterested Trustees, approved the Trust’s Liquidity Program, which is reasonably designed to assess and manage the Trust’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

With respect to derivatives risk, the Board approved the designation of the Derivatives Risk Manager (“DRM”), which is responsible for administering the derivatives risk management program (“DRMP”) for the portfolios that are required to adopt and implement a DRMP. The Board regularly receives written reports from the DRM regarding the implementation of the DRMP, including on a quarterly and annual basis, and meets with the DRM on a periodic basis.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Trust’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Trustees meet in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Trust’s Board adopts compliance policies and procedures for the Trust and receives information about the compliance procedures in place for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Trustee Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Trust, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Trust’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Trust’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.

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While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Trust’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. Such recommendations shall be directed to the Secretary of the Trust at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Trust that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Trust’s Board believes that each Trustee currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that each Trustee had professional experience in areas of importance for investment companies. The Board considered that each disinterested Trustee held an academic position in the areas of finance or accounting. Reena Aggarwal, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Heather E. Tookes, Stefan Nagel, and Ingrid M. Werner are each Professors of Finance, while Abbie J. Smith is a Professor of Accounting. The Board also noted that Reena Aggarwal, Darrell Duffie, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner each had experience serving as a director or trustee on the boards of operating companies and/or other investment companies. In addition, the Board considered that Gerard K. O’Reilly and David P. Butler contributed valuable experience due to their positions with the Advisor.

Certain biographical information for each disinterested Trustee and each interested Trustee of the Trust is set forth in the tables below, including a description of each Trustee’s experience as a Trustee of the Trust and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Trustee	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

165 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2016) and Director, Nuveen Churchill Direct Lending (business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Trustee	Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979).	165 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Trustee	Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984). Formerly, Consultant, Keystone Strategy, LLC (litigation consulting firm) (2025).	165 portfolios in 5 investment companies	Formerly, Director, TNB Inc. (bank) (2020-2025).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Trustee	Since 2021

Allstate Professor of Insurance and Finance and Distinguished Professor, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				165 portfolios in 5 investment companies	None

Stefan Nagel University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1973	Trustee	Since 2024

Fama Family Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 2017); President (since 2025), and formerly, President-Elect (2024-2025) and Vice President (2022-2024), Western Finance Association (global association of academic researchers and practitioners in finance) (since 2022). Formerly, Executive Editor, Journal of Finance (2016-2022), and formerly, Consultant, The Northern Trust Company (since 2023).

				165 portfolios in 5 investment companies	Formerly, Director, Center for Research in Security Prices, LLC (provider of historical data on securities prices and investable indexes) (2024-2025).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Trustee	Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	165 portfolios in 5 investment companies

Director, Audit Committee member, and formerly, Audit Committee Chair, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee (since 2009) and Audit Committee member (since 2022), UBS Funds (2 investment companies within

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

the fund complex) (9 portfolios). Formerly, Director (2000-2025) and Audit Committee Chair (2019-2022), HNI Corporation (office furniture).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	165 portfolios in 5 investment companies

Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, Payoneer Inc. (digital payments) (2021-2023).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Trustee	Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998); Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018); Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014); Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017); and Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022); formerly, Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (2020-2023); and formerly, Chair, Economic Advisory Committee, FINRA (2017-2024).

				165 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Trustee Co-Chief Executive Officer	Trustee since 2021 Co-Chief Executive Officer since 2020

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), the Trust (since 2020), and Dimensional Funds Trust (since 2025); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.

				165 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Trustee Co-Chief Executive Officer and Co-Chief Investment Officer	Chairman and Trustee since 2021 Co-Chief Executive Officer since 2020 Co-Chief Investment Officer since February 2024

Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of the DFA Entities; Co-Chief Executive Officer (since 2020), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2020 – February 2024) of the Trust; Co-Chief Executive Officer and Co-Chief Investment Officer of Dimensional Funds Trust (since 2025); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Fund Advisors Canada ULC; Director (since 2017), Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2017 – February 2024) and Vice President (since 2014) of DFA Australia Limited; Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2018 – February 2024) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Holdings, LLC; Director and Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024) and Chief Investment Officer (2017 – February 2024) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), Dimensional Ireland Limited (since 2018), and Dimensional Funds ICAV (since 2025). Formerly, Director of Dimensional Fund Advisors Ltd.

				165 portfolios in 5 investment companies	None

34

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

(2018-2021).

1  Each Trustee holds office for an indefinite term until his or her successor is elected and qualified. The Independent Trustees have, however, adopted a retirement policy that permits each Independent Trustee to serve until December 31st of the year in which the Independent Trustee turns 75. The Board may determine to extend the term of an Independent Trustee on a case-by-case basis, as appropriate.

2  Each Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Trust, DEM; DFAIDG; DIG; and DFAITC. Each disinterested Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Trust in this SAI and in all five registered investment companies in the DFA Fund Complex as of December 31, 2025 is set forth in the chart below.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Disinterested Trustees:
Reena Aggarwal	None	None Directly; Over $100,000 in Simulated Funds*
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*
Darrell Duffie	None	$10,001 - $50,000
Francis A. Longstaff	None	None
Stefan Nagel	None	Over $100,000; $50,001 - $100,000 in Simulated Funds*
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Heather E. Tookes	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	Dimensional Core Fixed Income ETF - $10,001 - $50,000	Over $100,000; Over $100,000 in Simulated Funds*
Interested Trustees:
David P. Butler	Dimensional Ultrashort Fixed Income ETF - $10,001 - $50,000	Over $100,000
Gerard K. O’Reilly	None	Over $100,000

* As discussed below, the compensation to certain of the disinterested Trustees may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Trustees who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Trustees do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Trustee entitled to receive compensation, the compensation received from the Trust during the fiscal year ended October 31, 2025, and the total compensation received from all

35

five registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by the Trust to the Trust’s Chief Compliance Officer for the fiscal year ended October 31, 2025.

Name and Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits as Part of Expense	Estimated Annual Benefits upon Retirement	Deferred Amount[1]	Total Compensation from the Trust and DFA Fund Complex paid to Trustees[1,2]

Reena Aggarwal	$108,093	N/A	N/A	$212,500	$425,000
Trustee
Douglas W. Diamond	$115,541	N/A	N/A	N/A	$455,000
Trustee
Darrell Duffie	$108,093	N/A	N/A	N/A	$425,000
Trustee
Francis A. Longstaff	$108,093	N/A	N/A	N/A	$425,000
Trustee
Stefan Nagel	$108,093	N/A	N/A	$79,000	$425,000
Trustee
Abbie J. Smith	$115,541	N/A	N/A	N/A	$455,000
Trustee
Heather E. Tookes	$108,093	N/A	N/A	$252,000	$425,000
Trustee
Ingrid M Werner	$147,817	N/A	N/A	$85,000	$585,000
Lead Disinterested Trustee
Randy C. Olson	$133,978	N/A	N/A	N/A	N/A
Chief Compliance Officer

[1]

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Trustees may defer receipt of all or a portion of the compensation for serving as members of the five Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Trustee or to pay any particular level of compensation to the disinterested Trustee. A disinterested Trustee’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Trustee’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Trustee has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

[2]

The term DFA Fund Complex refers to the five registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

Officers

Below is the name, year of birth, information regarding positions with the Trust and the principal occupation for each officer of the Trust. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Melissa Barker 1988	Assistant Treasurer	Since 2023

Assistant Treasurer of

• the DFA Fund Complex (since 2023)

• Dimensional Funds Trust (since 2025)

Senior Tax Manager (since 2023) of

• Dimensional Fund Advisors LP

Investment Tax Manager (2020 – 2022) of

• Dimensional Fund Advisors LP

Assistant Vice President Tax Services (2013 – 2020) of

• SS&C ALPS Advisors

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2019)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President (since 2018) of

• Dimensional Fund Advisors LP

Formerly, Vice President of

• DFA Securities LLC (2018-2024)

• Dimensional Holdings Inc. (2018-2025)

• Dimensional Investment LLC (2018-2025)

Stephen A. Clark 1972	Executive Vice President	Since 2020

Executive Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Director and Vice President (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

• Dimensional Japan Ltd.

Vice President of

• DFA Australia Limited (since 2008)

• Dimensional Fund Advisors Canada ULC (since 2024)

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

Director (since 2016) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

Formerly, President (2016 – 2023) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2019-2020) of

• Dimensional Fund Advisors Ltd.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Executive Vice President (2017 – 2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Bernard J. Grzelak 1971	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Chief Financial Officer, Director, Treasurer and Vice President (since 2025) of

• Dimensional Exchange Fund GP LLC

Vice President, Chief Financial Officer and Treasurer of

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• DFA Canada LLC (since 2020)

• DFA Securities LLC (since 2020)

• Dimensional Advisors Ltd. (since 2020)

• Dimensional Fund Advisors LP (since 2020)

• Dimensional Fund Advisors Ltd. (since 2020)

• Dimensional Fund Advisors Pte. Ltd. (since 2020)

• Dimensional Holdings Inc. (since 2020)

• Dimensional Hong Kong Limited (since 2020)

• Dimensional Investment LLC (since 2020)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President (since 2021) of

• Dimensional Ireland Limited

Formerly, Chief Financial Officer, Vice President and Treasurer of

• Dimensional Holdings LLC (2020-2025)

Eric Hall 1978	Vice President and Assistant Treasurer	Since 2021

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Data Integrity Team Lead (2019 – 2021) of

• Clearwater Analytics

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2004)

• DFA Securities LLC (since 2004)

• Dimensional Fund Advisors LP (since 2004)

• Dimensional Holdings Inc. (since 2006)

• Dimensional Investment LLC (since 2009)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Carolyn S. Lee 1974	Vice President and Secretary	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2010)

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President and Secretary of

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Secretary (since 2017) of

• DFAIDG, DIG, DEM and DFAITC

Assistant Secretary (since 2016) of

• DFA Securities LLC

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

Director (since 2025) of

• Dimensional Funds ICAV

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2015)

• Dimensional Fund Advisors LP (since 2015)

• Dimensional Fund Advisors Ltd. (since 2015)

• the Trust (since 2020)

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

• Dimensional Funds Trust (since 2025)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

Formerly, Vice President of

• DFA Securities LLC (2015-2024)

• Dimensional Holdings Inc. (2015-2025)

• Dimensional Investment LLC (2015-2025)

39

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Kenneth M. Manell 1972	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Investment LLC (since 2010)

• the Trust (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President (2010-2024) of

• DFA Securities LLC

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since 2021

Vice President, Chief Financial Officer, and Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President and Treasurer (since 2025) of

• Dimensional US Equity Exchange Fund LLP

• Dimensional US Equity Exchange Fund I REIT LLC

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional Fund Advisors LP (since 2023)

• Dimensional Exchange Fund GP LLC (since 2025)

Formerly, Vice President

• DFA Securities LLC (2023-2024)

• Dimensional Holdings Inc. (2023-2025)

• Dimensional Investment LLC (2023-2025)

Formerly, Director (2019 – 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Catherine L. Newell 1964	President and General Counsel	Since 2020

President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

General Counsel of

• DFAIDG, DIG, DEM and DFAITC (since 2001)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Executive Vice President of

40

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Investment LLC (since 2017)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President of

• DFA Australia Limited (since 1997)

• Dimensional Fund Advisors Ltd. (since 1997)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Secretary of

• DFA Australia Limited (since 2001)

• Dimensional Fund Advisors Ltd. (since 2001)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Assistant Secretary of

• Dimensional Hong Kong Limited (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• DFA Australia Limited (since 2007)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Secretary and General Counsel (2006 – 2025), and Executive Vice President (2006 – 2025) of

• Dimensional Holdings LLC

Selwyn J. Notelovitz 1961	Vice President	Since 2021	Vice President of • the DFA Fund Complex (since 2021) • Dimensional Funds Trust (since 2025) Vice President (since December 2012) and Chief Compliance Officer (since 2020) of

41

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• DFA Securities LLC

• Dimensional Fund Advisors LP

Chief Compliance Officer (since 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Formerly, Chief Compliance Officer of

• Dimensional Fund Advisors Canada ULC (2020-2025)

• Dimensional Holdings Inc. (2020-2025)

• Dimensional Investment LLC (2020-2025)

Formerly, Vice President of

• Dimensional Investment LLC (2012-2025)

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer of

• the DFA Fund Complex (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2025)

• Dimensional Funds Trust (since 2025)

Vice President (since 2016) of

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2023)

Formerly, Vice President (2016-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Savina B. Rizova 1981	Co-Chief Investment Officer	Since 2024

Co-Chief Investment Officer of

• the DFA Fund Complex (since 2024)

• DFA Australia Limited (since 2024)

• DFA Securities LLC (since 2024)

• Dimensional Cayman Commodity Fund I Ltd. (since 2024)

• Dimensional Fund Advisors Canada ULC (since 2024)

• Dimensional Fund Advisors LP (since 2024)

• Dimensional Japan Ltd. (since 2024)

• Dimensional Funds Trust (since 2025)

Global Head of Research (since April 2020) of

• Dimensional Fund Advisors LP

Vice President (since 2012) of

• Dimensional Fund Advisors LP

• DFA Securities LLC

Formerly, Co-Chief Investment Officer (2024-2025) of

• Dimensional Holdings Inc.

• Dimensional Holdings LLC

• Dimensional Investment LLC

Formerly, Vice President (2012-2025) of

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Holdings Inc. • Dimensional Investment LLC
James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Vice President (2016-2024) of

• DFA Securities LLC (2016-2024)

• Dimensional Holdings Inc. (2016-2025)

• Dimensional Investment LLC (2016-2025)

1 Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

As of January 31, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Portfolios described in this SAI.

SERVICES TO THE TRUST

Administrative Services

Citi Fund Services Ohio, Inc. (“CFSO”), 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the accounting and administration services and dividend disbursing agent for each Portfolio. The services provided by CFSO are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, preparation of financial and regulatory reports, fund accounting and tax services, and dividend disbursing agency services. For the administrative and accounting services provided by CFSO, CFSO receives reimbursement for certain out-of-pocket costs and compensation in the form of transaction fees and asset-based fees which are aggregated and paid monthly.

The fee schedule is set forth in the table below:

Net Asset Value of the Dimensional ETFs (Excluding Fund of Funds)	Annual Basis Point Rate
$0 - $10 Billion	0.35
Over $10 Billion - $50 Billion	0.30
Over $50 Billion	0.25

The fees paid to CFSO under the fee schedule are allocated to the Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Dimensional ETFs (excluding fund of funds). Separately, any Portfolio that operates as a fund of funds pays an annual fee of $15,000, in lieu of the fee schedule above.

Custodian

Citibank, N.A. (the “Custodian”), 111 Wall Street, New York, NY, 10005, serves as the custodian for the Portfolios.

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The Custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities. The Custodian is authorized to appoint certain foreign custodians or foreign custody managers for the investments held outside the U.S. for the Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF and Dimensional Global Credit ETF.

Transfer Agent

Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the transfer agent for the Portfolios.

Distributor

DFA Securities LLC (“DFAS” or the “Distributor”), a wholly owned subsidiary of the Advisor, acts as the principal underwriter in the continuous public offering of the Trust’s shares. DFAS is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

Shares are continuously offered for sale by the Trust through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section of this SAI. Portfolio shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

The Distributor may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Portfolio shares. Such Soliciting Dealers may also be Authorized Participants, Depository Trust Company (“DTC”) participants and/or investor services organizations.

The Distributor may be entitled to payments from the Trust under the Rule 12b-1 plan. Except as noted, the Distributor received no other compensation from the Trust for acting as underwriter. In accordance with the Rule 12b-1 plan, each Portfolio is authorized to pay Rule 12b-1 fees to the Distributor of up to 0.25% of the Portfolio’s average daily net assets per year for any activities primarily intended to result in the sale of Creation Units of the Portfolio or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Portfolios; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor. The 12b-1 Plan is a compensation plan. Thus, to the extent that the fee is authorized, it is payable regardless of the distribution-related expenses actually incurred and so the amount of distribution fees paid by the shares during any year may be more than actual expenses incurred pursuant to the 12b-1 Plan. A Portfolio will not pay more than the maximum amount allowed under the 12b-1 Plan.

The Rule 12b-1 plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, investment opportunities and diversification. No fees are currently paid by any Portfolio under the Rule 12b-1 plan and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Portfolio. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Rule 12b-1 plan will remain in effect for a period of one year and is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Rule 12b-1 plan may not be amended to increase materially the amount of fees paid by any Portfolio unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by a vote of

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the majority of those Disinterested Trustees who have no direct or indirect financial interest in the Rule 12b-1 plan or in any agreements related thereto (“Rule 12b-1 Trustees”). The Rule 12b-1 plan is terminable with respect to a Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding Shares.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Trust. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of each Portfolio. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of its respective assets.

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Ultrashort Fixed Income ETF and Dimensional Global Credit ETF. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below. Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolios or other investment companies advised by the Advisor (“DFA Advised Funds”). Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds

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for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses and speakers’ fees. The Advisor has consulting arrangements with certain speakers, who may be affiliated with a client of the Advisor. The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events. The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events. Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above. The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates. However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals. Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds, or model portfolios that use the DFA Advised Funds, on platforms and through programs or products made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, platforms, programs, or products in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. The Advisor or its advisory affiliates may also make payments to Intermediaries related to marketing activities and presentations, educational training programs, conferences, data provision services, or making shares of the DFA Advised Funds available to their customers generally and in certain investment programs. The Advisor may make payments to Intermediaries and other financial service providers for data regarding DFA Advised Funds, such as statistical information regarding sales of shares of DFA Advised Funds through Intermediaries. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds, the Advisor, or their clients with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement or inclusion with such Intermediaries’ platforms, programs or products. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments

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described here may be subject to certain minimum payment levels, be a fixed amount, and/or depend on assets invested in a particular fund through such Intermediary.

The services, arrangements, and payments described above, which may be significant to the Intermediaries, present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

As of January 31, 2026, the Intermediaries receiving such payments include: Advyzon, Charles Schwab & Co. Inc., Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC, Great-West Life & Annuity Insurance Company, LPL Financial LLC, National Financial Services, LLC, Orion Portfolio Solutions, LLC, Principal Life Insurance Company, Raymond James & Associates, Inc., Standard Retirement Services, Transamerica Retirement Solutions, LLC, and UBS Financial Services Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since January 31, 2026 are not included in this list. Please contact your salesperson, advisor, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive.

Any payments described above made by the Advisor, or an affiliate of the Advisor, will be made from their own assets and not from the assets of the Portfolios. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Portfolios' prospectuses.

Data Services Purchased by the Advisor

The Advisor purchases certain data services and products used by the Advisor for sales, distribution and research purposes. In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.

MANAGEMENT FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Chairman Emeritus of the Trust. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.

For the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023, the Portfolios paid management fees to the Advisor as set forth in the following table:

Portfolio (Inception Date)	For the Fiscal Year Ended October 31,	Gross Management Fees (000)	Management Fees Waived / Expenses Reimbursed (000)	Net Management Fees (After Waivers/Expense Reimbursements) (000)

Dimensional Core Fixed Income ETF	2025	$10,846	($362)	$10,484
	2024	$7,726	($436)	$7,290
	2023	$4,419	($419)	$4,000

Dimensional Short-Duration Fixed Income ETF	2025	$6,748	($335)	$6,413	*
	2024	$4,042	($345)	$3,697
	2023	$1,849	($162)	$1,687

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Dimensional Inflation-Protected Securities ETF	2025	$803	$2	$805	*
	2024	$528	($44)	$484
	2023	$326	($51)	$275

Dimensional Global Core Plus Fixed Income ETF (November 7, 2023)	2025	$2,917	($76)	$2,841	*
	2024	$1,129	($134)	$995
	2023	N/A	N/A	N/A

Dimensional International Core Fixed Income ETF (November 7, 2023)	2025	$1,533	($64)	$1,469	*
	2024	$513	($104)	$409
	2023	N/A	N/A	N/A

Dimensional Ultrashort Fixed Income ETF (September 26, 2023)	2025	$1,419	$126	$1,545	**
	2024	$503	($105)	$398
	2023	$5	($21)	($16)

Dimensional Global Credit ETF (November 7, 2023)	2025	$1,050	($46)	$1,004	*
	2024	$403	($89)	$314
	2023	N/A	N/A	N/A

Dimensional National Municipal Bond ETF	2025	$2,463	($82)	$2,381
	2024	$1,987	($114)	$1,873
	2023	$1,302	($127)	$1,175

Dimensional California Municipal Bond ETF (June 26, 2023)	2025	$684	($3)	$681	*
	2024	$421	($74)	$347
	2023	$71	($23)	$48

*	After waiver and recoupment of fees previously waived
**	After recoupment of fees previously waived

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for each Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense

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Limitation Amount
Dimensional Core Fixed Income ETF[1]	0.17%
Dimensional Short-Duration Fixed Income ETF[2]	0.16%
Dimensional Inflation-Protected Securities ETF	0.11%
Dimensional Global Core Plus Fixed Income ETF	0.22%
Dimensional International Core Fixed Income ETF	0.20%
Dimensional Global Credit ETF	0.20%
Dimensional Ultrashort Fixed Income ETF	0.15%
Dimensional National Municipal Bond ETF[2]	0.17%
Dimensional California Municipal Bond ETF	0.19%

1 Prior to February 28, 2023, the Expense Limitation Amount in the Fee Waiver Agreement was 0.19% of the Portfolio’s average net assets on an annualized basis.

2 Prior to February 28, 2023, the Expense Limitation Amount in the Fee Waiver Agreement was 0.18% of the Portfolio’s average net assets on an annualized basis.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

Dimensional Core Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF and Dimensional Global Credit ETF	David A. Plecha, Joseph F. Kolerich and Lovell D. Shao

Dimensional Short-Duration Fixed Income ETF	David A. Plecha, Joseph F. Kolerich, Lacey N. Huebel and Christopher W. Cummins
Dimensional Inflation-Protected Securities ETF	David A. Plecha, Joseph F. Kolerich and Alan R. Hutchison
Dimensional Ultrashort Fixed Income ETF	David A. Plecha, Joseph F. Kolerich and Ryan C. Haselton
Dimensional National Municipal Bond ETF and Dimensional California Municipal Bond ETF	David A. Plecha, Joseph F. Kolerich and Travis A. Meldau

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered investment companies; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2025

Ryan C. Haselton	• 6 U.S. registered mutual funds with $29,006 million in total assets under management. • 0 unregistered pooled investment vehicles. • 0 other accounts.

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David A. Plecha

• 67 U.S. registered mutual funds with $121,812 million in total assets under management.

• 4 unregistered pooled investment vehicles with $4,870 million in total assets under management.

• 6 other accounts with $2,164 million in total assets under management.

Joseph F. Kolerich

• 67 U.S. registered mutual funds with $121,812 million in total assets under management.

• 4 unregistered pooled investment vehicles with $4,870 million in total assets under management.

• 6 other accounts with $2,164 million in total assets under management.

Lacey N. Huebel

• 6 U.S. registered mutual funds with $14,330 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 3 other accounts with $1,231 million in total assets under management.

Alan R. Hutchison

• 9 U.S. registered mutual funds with $16,903 million in total assets under management.

• 1 unregistered pooled investment vehicle with $4,848 million in total assets under management.

• 1 other accounts with $450 million in total assets under management.

Travis A. Meldau

• 16 U.S. registered mutual funds with $19,863 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 2 other accounts with $695 million in total assets under management.

Lovell D. Shao

• 9 U.S. registered mutual funds with $31,758 million in total assets under management.

• 1 unregistered pooled investment vehicle with $4,848 million in total assets under management.

• 1 other account with $450 million in total assets under management.

Christopher W. Cummins	• 5 U.S. registered mutual funds with $16,220 million in total assets under management. • 0 unregistered pooled investment vehicles. • 1 other account with $449 million in total assets under management.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

• Annual Bonus. Each portfolio manager may receive an annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

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Potential Conflicts of Interest

Conflicts of interest may arise in the portfolio managers' management of the Portfolios, along with other investment companies within the DFA Fund Complex (herein referred to as “portfolios”). Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and account. Other accounts include registered mutual funds and exchange-traded funds (other than the portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a portfolio. Actual or apparent conflicts of interest include:

• Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

• Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

• Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

• Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to a portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Trust have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2025 is set forth in the chart below.

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Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Dimensional Core Fixed Income ETF	David A. Plecha Joseph F. Kolerich Lovell D. Shao	$10,001 - $50,000 $10,001 - $50,000 $1 - $10,000
Dimensional Short-Duration Fixed Income ETF	David A. Plecha Joseph F. Kolerich Lacey N. Huebel Christopher W. Cummins	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000
Dimensional Inflation-Protected Securities ETF	David A. Plecha Joseph F. Kolerich Alan R. Hutchison	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000
Dimensional Global Core Plus Fixed Income ETF	David A. Plecha Joseph F. Kolerich Lovell D. Shao	$10,001 - $50,000 $10,001 - $50,000 $1 - $10,000
Dimensional International Core Fixed Income ETF	David A. Plecha Joseph F. Kolerich Lovell D. Shao	$10,001 - $50,000 $10,001 - $50,000 $1 - $10,000
Dimensional Global Credit ETF	David A. Plecha Joseph F. Kolerich Lovell D. Shao	$10,001 - $50,000 $10,001 - $50,000 $1 - $10,000
Dimensional Ultrashort Fixed Income ETF	Ryan C. Haselton David A. Plecha Joseph F. Kolerich	$1 - $10,000 $10,001 - $50,000 $10,001 - $50,000
Dimensional National Municipal Bond ETF	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $10,001 - $50,000 None
Dimensional California Municipal Bond ETF	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $10,001 - $50,000 None

CODE OF ETHICS

The Trust, the Advisor, DFA Australia, DFAL and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The Trust currently has authorized and allocated to each Portfolio an unlimited number of shares of beneficial interest with no par value.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Portfolios) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

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Each Share issued by a Portfolio has a pro rata interest in the assets of the Portfolio. Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. However, matters affecting only one particular Portfolio or class can be voted on only by shareholders in such Portfolio or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware, and that the right to jury trial be waived to the fullest extent permitted by law.

Book Entry Only System.  The following information supplements and should be read in conjunction with the relevant information included in the Prospectus. DTC Acts as securities depository for Shares.  Shares of the Portfolios are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.  No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Portfolio held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC

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Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Portfolio distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Portfolio Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Portfolio as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of the DTC participants, as of January 31, 2026, the following DTC participants owned of record 5% or more of the outstanding shares of the Portfolios, as set forth below:

DIMENSIONAL CORE FIXED INCOME ETF
Charles Schwab & Co., Inc.*	53.77%
211 Main St
San Francisco, CA 94105

Fidelity*	17.75%
245 Summer Street
Boston, MA 02210

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF
Charles Schwab & Co., Inc.*	60.28%
211 Main St
San Francisco, CA 94105

Fidelity*	16.33%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	5.19%
211 Main St
San Francisco, CA 94105

DIMENSIONAL INFLATION-PROTECTED SECURITIES ETF
Charles Schwab & Co., Inc.*	58.60%
211 Main St
San Francisco, CA 94105

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US Bank National Association*	14.66%
425 Walnut St
Cincinnati, OH 45202

Fidelity*	10.09%
245 Summer Street
Boston, MA 02210

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF
Charles Schwab & Co., Inc.*	61.72%
211 Main St
San Francisco, CA 94105

Maseco Private Wealth*	7.50%
11 Keely Street
London, WC2B

Fidelity*	6.47%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	6.02%
211 Main St
San Francisco, CA 94105

DIMENSIONAL INTERNATIONAL CORE FIXED INCOME ETF
Charles Schwab & Co., Inc.*	65.47%
211 Main St
San Francisco, CA 94105

Fidelity*	8.08%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	7.68%
211 Main St
San Francisco, CA 94105

DIMENSIONAL ULTRASHORT FIXED INCOME ETF
Charles Schwab & Co., Inc.*	61.96%
211 Main St
San Francisco, CA 94105

Fidelity*	12.94%
245 Summer Street
Boston, MA 02210

DIMENSIONAL GLOBAL CREDIT ETF
Charles Schwab & Co., Inc.*	41.86%
211 Main St
San Francisco, CA 94105

Charles Schwab Retail*	10.10%
211 Main St
San Francisco, CA 94105

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UBS Financial Services Ins.*	9.85%
1200 Harbor Blvd
Weehawken, NJ 07086

Fidelity*	6.65%
245 Summer Street
Boston, MA 02210

Merrill Lynch, Pierce, Fenner & Smith Incorporated*	5.96%
230 Vesey St
New York, NY 10281

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF
Charles Schwab & Co., Inc.*	56.68%
211 Main St
San Francisco, CA 94105

Fidelity*	24.29%
245 Summer Street
Boston, MA 02210

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF
Charles Schwab & Co., Inc.*	70.49%
211 Main St
San Francisco, CA 94105

Fidelity*	23.58%
245 Summer Street
Boston, MA 02210

*   Owner of record only (omnibus).

To the best knowledge of the Trust, no other DTC participant held of record more than 5% of the outstanding shares of a Portfolio.

Following the creation of the initial Creation Unit(s) of shares of a Portfolio and immediately prior to the commencement of trading in the Portfolio’s shares, a holder of shares, including the Advisor, may be a “control person” of the Portfolio, as defined in the 1940 Act. A Portfolio cannot predict the length of time for which one or more shareholders may remain a control person of the Portfolio.

CREATION AND REDEMPTION OF CREATION UNITS

General

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

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Each Portfolio effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into authorized participant agreements, as described further below. Each Portfolio may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below. Creation Units are generally issued (or redeemed) by the Municipal Bond ETF, California Municipal Bond ETF and Dimensional Ultrashort Fixed Income ETF in exchange for cash or in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below. For each Portfolio, the Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof.

To the extent the Portfolios engage in in-kind transactions, the Portfolios intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant (as defined below under “Procedures for Creation of Creation Units”) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

The Portfolios may utilize custom creation or redemption baskets consistent with Rule 6c-11. Custom orders may be required to be received by the Transfer Agent by 1:00 p.m., Eastern Time, to be effectuated based on the Portfolio’s NAV on that Business Day. The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of a Portfolio and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the Advisor who are required to review each custom basket for compliance with the parameters.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Creations

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.

The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

Creation Units may also be sold partially or solely for cash. When partial or full cash purchases of Creation Units are available or specified for a Portfolio, such purchases will be effected in essentially the same manner as in-kind purchases of Creation Units. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would have otherwise delivered in an in-kind purchase, in addition to

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the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Portfolio. If the Authorized Participant acts as a broker for the Portfolio in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs. Notwithstanding the above, a Portfolio may determine not to charge a Transaction Fee or other costs associated with such purchases with cash when the Advisor has determined that doing so is in the best interest of Portfolio shareholders, This may occur in instances when a cash Creation Unit is accepted to facilitate the rebalance of the Portfolio’s portfolio holdings in a more tax efficient manner than could be achieved without such order, even if the decision to not charge such fees and expenses could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Portfolio’s portfolio transactions in connection with such orders.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required quantities of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day and subject to possible amendment or correction) for the Portfolios.

The Portfolios reserve the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Advisor are implemented for a Portfolio. The composition of the Fund Deposit may also change in response to adjustments to the weighting or composition of the component securities constituting a Portfolio’s investment portfolio. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Trust, and the Trust's determination shall be final and binding.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Portfolio, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed further below).  A Participating Party and DTC Participant are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for a list of current Authorized Participants.  All Shares of the Portfolios, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Placement of Creation Orders. All orders to create Creation Units must be placed for one or more Creation Unit sized aggregations of a specified number of Shares.  All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than the order cut-off time designated by the Trust (“Closing Time”) on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Portfolio as next determined on such date after receipt of the order in proper form. With certain exceptions, the Closing Time for a Portfolio usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern Time. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order may be required to be received by the Transfer Agent no later than 1:00 p.m., Eastern Time, on the date such order is placed. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor and the Transfer Agent as described below in this SAI and pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication systems failure, may impede the ability to reach the Distributor, Transfer Agent or Authorized Participant.

Investors other than Authorized Participants are responsible for making arrangements for a creation request to be made through an Authorized Participant. Orders to create Creation Units of a Portfolio shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. The Authorized

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Participant must make available on or before the prescribed settlement date, by means satisfactory to a Portfolio, immediately available or same day funds estimated by the Portfolio to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Portfolio have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effecting such transfer of the Fund Deposit.

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, each Portfolio reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances.

If any portion of the Cash Component and the Deposit Securities or any additional cash collateral amount specified by the Trust are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.

Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Portfolio reserves the right (to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder) to reject or revoke a creation order for any reason, including if: (a) the order is not in proper form; (b) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Portfolio; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) deemed appropriate, in the Portfolio’s sole discretion, due to extraordinary circumstances during which non-U.S. markets on which the Portfolio's holdings are traded are closed for a limited period of time, in order to protect Portfolio shareholders from any dilutive costs that may be associated with the purchase of Deposit Securities in connection with creation orders on such days; or (f) in the event that circumstances outside the control of the Portfolio, the Distributor, the Transfer Agent or the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems

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such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Portfolio, Advisor, the Distributor, Transfer Agent, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of the rejection of the order of such person.  The Portfolios, Custodian, sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

A Portfolio may issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105%, and up to 115%, of the value of the missing Deposit Securities, which percentage the Advisor may change at any time, in its sole discretion, of the value of the missing Deposit Securities. The Trust may use such cash deposit at any time to buy Deposit Securities for the Portfolio. The only collateral that is acceptable to a Portfolio is cash in U.S. dollars. Such cash collateral generally must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date or such other time as designated by the Custodian. The Portfolio may buy the missing Deposit Securities at any time, and the Authorized Participant will be subject to liability for any shortfall between the cost to the Portfolio of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Portfolio reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Portfolio and the Portfolio’s determination shall be final and binding.

Creation Transaction Fee.  A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for a Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to a Portfolio. Investors who use the services of a broker or other financial intermediary to acquire Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard creation transaction fees and maximum additional charge (as described above):

Portfolio	Standard Creation	Maximum Additional

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	Transaction Fee	Charge for Creations*
Dimensional Core Fixed Income ETF	$200	3%
Dimensional Short-Duration Fixed Income ETF	$200	3%
Dimensional Inflation-Protected Securities ETF	$0	3%
Dimensional Global Core Plus Fixed Income ETF	$300	3%
Dimensional International Core Fixed Income ETF	$350	3%
Dimensional Global Credit ETF	$300	3%
Dimensional Ultrashort Fixed Income ETF	$200	3%
Dimensional National Municipal Bond ETF	$200	3%
Dimensional California Municipal Bond ETF	$200	3%

* As a percentage of the NAV per Creation Unit.

If a purchase consists of a cash portion and the Portfolio places a brokerage transaction to purchase securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Redemptions

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent and only on a Business Day. The Portfolios will not redeem Shares in amounts less than Creation Units. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by a Portfolio. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Portfolio Shares to constitute a redeemable Creation Unit.

When in-kind redemptions are available or specified for a Portfolio, the redemption proceeds for a Creation Unit generally consist of a designated portfolio of investments including cash in lieu of all or a portion of such investments (“Fund Instruments”) plus or minus the Cash Component, as next determined after a receipt of a request in proper form, together with the applicable redemption transaction fees (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. The Fund Instruments together with the Cash Component comprise the “Fund Redemption.” The Cash Component, also commonly referred to as the balancing amount, included in the Fund Redemption is a compensating cash payment equal to the difference, if any, between (i) the NAV attributable to a Creation Unit and (ii) the aggregate market value of the Fund Instruments (i.e., securities or other instruments in the in-kind redemption basket) and/or the cash in-lieu of all or a portion of the Fund Instruments. In the event that the Fund Instruments and the cash in lieu have a value greater than the NAV of the Portfolio Shares, the Cash Component is required to be paid by the redeeming shareholder. If the NAV attributable to a Creation Unit exceeds the market value of the Fund Instruments and the cash in-lieu amount, if any, the Portfolio pays the Cash Component to the redeeming shareholder.

Creation Units may also be redeemed partially or solely for cash. A Portfolio may pay out the proceeds of redemptions of Creation Unit solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Portfolio may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Portfolio next determined after the redemption request is received in proper form (minus applicable redemption transaction fees and an additional charge for requested cash redemptions specified below, to offset the brokerage and other transaction costs associated with the disposition of Fund Instruments). Proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Portfolio in connection with the sale of Fund Instruments, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs.

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The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Instruments and Cash Component that will be applicable (based on information at the end of the previous Business Day and subject to possible amendment or correction) to redemption requests received in proper form on that day. Fund Instruments received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

The Portfolios reserve the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust’s determination shall be final and binding. The Portfolios reserve the right to make redemption payments in cash, in-kind or a combination of each.

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

Because the portfolio securities of a Portfolio may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Portfolio, investors may not be able purchase or sell shares of the Portfolio on the Exchange on days when the NAV of the Portfolio could be significantly affected by events in the relevant non-U.S. markets. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Portfolio or determination of a Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Portfolio, at or prior to 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date, the Transfer Agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, and up to 115%, of the value of the missing Shares, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Shares. Such cash collateral must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Portfolio may purchase missing Portfolio Shares or acquire the Fund Instruments and the Cash Component underlying such Shares, and the Authorized Participant will be subject to liability for any shortfall between the cost of the Portfolio acquiring such Shares, the Fund Instruments or Cash Component and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Placement of Redemption Orders. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement and this Statement of Additional Information are properly followed. If the Transfer Agent does not receive the Shares through DTC by 2 p.m., Eastern Time, on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for the transfers of shares through the DTC may be significantly earlier than the close of business on the Exchange.

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An order to redeem Creation Units made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. On days when the Exchange closes earlier than normal, orders to redeem Creation Units may need to be placed earlier in the day.

Redemption Transaction Fee.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Portfolio. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the redemption transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such redemption, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Instruments from a Portfolio to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard redemption transaction fees and maximum additional charge (as described above):

Portfolio	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
Dimensional Core Fixed Income ETF	$200	2%
Dimensional Short-Duration Fixed Income ETF	$200	2%
Dimensional Inflation-Protected Securities ETF	$0	2%
Dimensional Global Core Plus Fixed Income ETF	$300	2%
Dimensional International Core Fixed Income ETF	$350	2%
Dimensional Global Credit ETF	$300	2%
Dimensional Ultrashort Fixed Income ETF	$200	2%
Dimensional National Municipal Bond ETF	$200	2%
Dimensional California Municipal Bond ETF	$200	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.

If a redemption consists of a cash portion and a Portfolio places a brokerage transaction to sell securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as "the Portfolio"). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect. For investors in the

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Municipal Bond ETF and California Municipal Bond ETF, the following discussion should be read in conjunction with the discussion below under the subheading, “Taxation of Portfolio Distributions—Municipal Bond ETF and California Municipal Bond ETF.”

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

• Distribution Requirement —the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

• Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

• Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If

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the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and sales or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

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• any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

• the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the

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Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Purchase of shares. As a result of tax requirements, the Trust on behalf of the Portfolio has the right to reject an order to purchase shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Portfolio and if, pursuant to Sections 351 and 362 of the Code, the Portfolio would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Portfolio Distributions—All Portfolios

Taxable income dividends. The Portfolio may earn taxable income from many sources, including temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals. Amounts reported by the Portfolio as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities,

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U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. Because the income of the Portfolios is derived primarily from interest on debt securities, none or only a small amount of a Portfolio’s dividends will be qualified dividend income. Income dividends from interest earned by the Portfolios on debt securities will continue to be taxed at the higher ordinary income tax rate.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment. Because the income of the Portfolios is derived primarily from interest on debt securities, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. You will be informed of the amount and character of distributions and the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report and distribute, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your

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investment in the Portfolio. Taxable distributions declared by the Portfolio in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Taxation of Portfolio Distributions—Municipal Bond ETF and California Municipal Bond ETF

The Municipal Bond ETF and California Municipal Bond ETF intend to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of municipal securities which are exempt from federal income tax. The Portfolio may also make taxable distributions.

Exempt-interest dividends. By meeting certain requirements of the Code, the Municipal Bond ETF and California Municipal Bond ETF qualify to pay exempt-interest dividends to their shareholders. These dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax when they are paid to shareholders. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Exempt-interest dividends that are excluded from federal taxable income may still be subject to the federal alternative minimum tax for noncorporate shareholders. See the discussion below under the heading, “Alternative minimum tax.”

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state's personal income taxes. Shareholders in a qualified fund of funds that receive exempt-interest dividends should consult their own tax advisors as to whether such dividends are exempt from personal income tax in their state of residence. In addition, most states do not grant tax-free treatment to interest on state and municipal securities of other states.

Taxable income dividends. The Portfolio may earn taxable income from many sources, including temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. (See discussion above under “Taxation of Portfolio Distributions - All Portfolios”.)

Redemption at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares. However, this rule will not apply to any loss incurred on a redemption or exchange of shares of a portfolio that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010.

Information on the amount and tax character of distributions. The Portfolio will inform you of the amount of your exempt-interest dividends, taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion, if any, of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Portfolio shares for a full year, the Portfolio may report and distribute to you, as taxable, as tax-exempt or as tax preference income,

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a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxed to you as if made in December.

Alternative minimum tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for noncorporate shareholders when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal position. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax. If you are a person defined in the Code as a "substantial user" (or persons related to such users) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Portfolio. The Portfolio does not currently intend to invest its assets in securities whose interest is subject to the federal alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction; "substantial users." Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Interest on debt you incur to buy or hold shares of the Portfolio may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of the Portfolio even though not directly traceable to the purchase of such shares. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Loss of status of securities as tax-exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Portfolio distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.  In such a case, the Portfolio may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income.  This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Sales and Exchanges of Portfolio Shares

In general. If you are a taxable investor, sales and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you sell your Portfolio shares, the IRS requires you to report any gain or loss on your sale. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If the Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales. All or a portion of any loss that you realize on a sale of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

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Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income,

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reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a portfolio with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the portfolio, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Pre-refunded municipal securities.  A portfolio may invest in pre-refunded municipal securities.  For purposes of the Asset Diversification Test, a portfolio’s investment in pre-refunded municipal securities backed by U.S. Treasury and Agency Securities will be considered an investment in the respective U.S. Treasury and Agency Securities that were deposited in the escrow account for the securities. The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after Dec. 31, 2017.

Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

• provide your correct social security or taxpayer identification number,

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• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for exempt interest dividends, capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Exempt-interest dividends.  Exempt-interest dividends reported by the Portfolio to shareholders as paid from interest earned on municipal securities are not subject to U.S. withholding tax.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain

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dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer Portfolio shares.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to

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implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor applicable to the Portfolios. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolios, such as authorized traders of the Advisor.

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The Advisor seeks to vote (or refrains from voting) proxies for the Portfolios in a manner that the Advisor determines is in the best interests of the Portfolios and which seeks to maximize the value of the Portfolios’ investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the Portfolios, and any particular investment or voting guidelines of specific funds or accounts. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies, Voting Guidelines or procedures. Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines or procedures, the Advisor considers such votes not to be affected by conflicts of interest. However, the Voting Policies do address the procedures to be followed if a potential or actual conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines or procedures (or in the case where the Voting Guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. The Advisor may face a conflict of interest in determining whether to vote or refrain from voting proxies for a Portfolio where the Advisor has agreed to assume the costs of the Portfolio’s voting expenses because, for such Portfolio, the costs of voting proxies are effectively paid by the Advisor. The Advisor believes such conflicts of interest are addressed by applying the same cost-benefit analysis across all clients, without regard to whether the Advisor has a conflict, such as by assuming the costs of voting on behalf of a client. To the extent a conflict arises in connection with a proposed engagement with a portfolio company, the proposed engagement will be brought to the Investment Stewardship Committee for consideration of how to proceed. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of the Trust.

To avoid certain potential conflicts of interest, the Advisor generally will employ mirror voting, if possible, when a Portfolio invests in another portfolio (an “Acquired Fund”) in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the Acquired Fund’s shares. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will vote in accordance with the recommendation of such Acquired Fund’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Portfolio will solicit voting instructions from its shareholders as to how to vote on the Acquired Fund’s proposals.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes that deviate from the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio would be served by, or applicable legal and fiduciary standards require, such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee for review. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of a Portfolio. Irrespective of the foregoing, the Advisor’s decision-making to vote or refrain from voting will be made following a cost-benefit analysis described below.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. For example, the Advisor will generally refrain from voting proxies where the Advisor anticipates that the costs to a Portfolio of voting could exceed the expected benefits of voting. Note that securities issued in non-U.S. jurisdictions can be subject both to direct costs and opportunity costs which are not

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associated with voting U.S. proxies. As a result, were the Advisor to refrain from voting proxies, it would be more likely to do so for votes for matters related to non-U.S. issuers rather than U.S. issuers. The Advisor considers updates on proxy voting costs and voting impediments and its overall cost-benefit analysis for each Portfolio and country periodically, no less frequently than annually. In certain circumstances, for example, for a Portfolio with a relatively small amount of assets under management that invests significantly in non-U.S. issuers and has a large number of holdings, the Advisor’s cost-benefit analysis may result in the Advisor refraining from voting all proxies for such Portfolio. Notwithstanding the foregoing, in the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that the Portfolio’s vote is reasonably likely to be determinative of the outcome of the contest, and the expected benefits of voting a particular proxy vote exceed the costs, the Advisor will make reasonable efforts to vote that proxy.

For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is generally the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting. In certain countries, including the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote and this may also inform the Advisor’s voting decision.

Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Committee, with the aim of applying the same general principles as are set out in the Guidelines.

The Advisor may take social or sustainability issues into account when voting proxies for portfolios that do not incorporate social or sustainability considerations in their design, such as the Portfolios, if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with applicable law and the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.

The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of a Portfolio; and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions and making such decisions in accordance with its fiduciary duties. The Advisor has designed Voting Policies to prudently select, oversee and evaluate Proxy Service Firms consistent with the Advisor’s fiduciary duties, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide Proxy Voting Services to support the Advisor’s voting in accordance with the Voting Policies. Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies and fiduciary duties. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons

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experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how a Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) by contacting the Trust at the address or telephone number appearing on the cover of this SAI, (ii) on the Advisor’s website at https://www.dimensional.com/who-we-are/investment-stewardship and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on its primary listing exchange, each Portfolio discloses on its website the portfolio holdings that will form the basis of the Portfolio’s next NAV per share calculation as required by Rule 6c-11. In addition, portfolio holdings information may also be made available to certain entities, including Trust service providers and institutional market participants, as described below.

Basket Composition Files

The Portfolios may make available through the facilities of the NSCC or through posting on a Portfolio’s publicly available website, prior to the opening of trading on each business day, (i) pricing basket files, which include full portfolio holdings; and (ii) trading basket files, which include the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components.

Authorized Participants and Institutional Market Participants

The Advisor may provide certain information concerning a Portfolio’s portfolio holdings to certain entities (defined below) in a format not available to other current or prospective Portfolio shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. The “entities” referred to are generally limited to NSCC members and subscribers to various fee-based subscription services, including Authorized Participants and other institutional market participants and entities that provide information services. This information may or may not reflect the pro rata composition of a Portfolio’s portfolio holdings.

Third-Party Service Providers

Certain portfolio holdings information may be disclosed to third-party service providers to the Trust (e.g., the Trust’s auditors, legal counsel, administrator, custodian, transfer agent) subject to appropriates confidentiality agreements with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Portfolios, the terms of the current registration statements and federal securities laws and regulations thereunder. From time to time, and in the ordinary course of business, such information may also be disclosed, subject to appropriate confidentiality agreements, to other entities that provide services to the Portfolios, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Portfolio. The information is generally provided to such service providers after it has been disseminated to the NSCC.

Additional Communications

In addition to the daily posting of portfolio holdings discussed above, the Portfolios may also directly provide such portfolio holdings, or information derived from such portfolio holdings, to parties who specifically request it, provided that: (i) the availability of the Portfolios’ portfolio holdings is disclosed in the Portfolios’ registration statement, as required by applicable law, as well as on the Portfolios’ website; (ii) the Advisor determines that such disclosure is in the best interests of Portfolio shareholders; (iii) such information is made equally available to anyone requesting it; and (iv) it is determined that the disclosure does not present the risk of such information being used to trade against the Portfolios as the holdings information for the Portfolios is publicly disclosed on the Portfolios’ website daily, and no party is receiving an advantage over another.

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The Portfolios do not selectively disclose non-public holdings information to third parties other than those disclosed above. If the Portfolios do selectively disclose holdings information the following procedures will be followed. The Head of the Global Client Group and the Trust’s Chief Compliance Officer (“Designated Persons”) or a delegate of the same, respectively, together may authorize the selective disclosure of non-public holdings information of the Portfolios to those entities (each a “Recipient”) who (1) specifically request the non-public holdings information for a purpose which the Designated Persons determine is consistent with a Portfolio’s legitimate business purpose, (2) the Designated Persons determine that such disclosure is in the best interest of the Portfolio’s shareholders and (3) in making such disclosure, no conflict exists between the Portfolio’s shareholders and those of the Advisor or the Trust’s principal underwriter. Prior to receiving non-public holdings information, a Recipient will execute a use and non-disclosure agreement and abide by its trading restrictions. The Trust’s Chief Compliance Officer or a delegate of the same will review and approve any delegates named by Designated Persons and will maintain list of the same.

SECURITIES LENDING

The Board of the Portfolios has approved their participation in a securities lending program. Under the securities lending program, Citibank, N.A. serves as the securities lending agent for the Portfolios.

For the fiscal year ended October 31, 2025, the income earned by the Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios and Citibank, N.A. (the “Securities Lending Agent”), were as follows:

Fees and/or compensation from securities lending activities and related services:
Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid from any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees / compensation for securities lending activities	Net Income from securities lending activities
Dimensional Core Fixed Income ETF	$4,237,537	$40,536	$48,132	–	–	$3,682,715	–	$3,771,383	$466,154
Dimensional Short-Duration Fixed Income ETF	$3,432,810	$24,962	$38,522	–	–	$3,082,277	–	$3,145,761	$287,049
Dimensional Global Core Plus Fixed Income ETF	$894,034	$7,850	$10,503	–	–	$785,410	–	$803,763	$90,271
Dimensional Ultrashort Fixed Income ETF	$86,418	$513	$779	–	–	$79,233	–	$80,525	$5,893
Dimensional Global Credit ETF	$492,917	$3,555	$5,760	–	–	$442,726	–	$452,041	$40,876
*	The amounts included in the table above may differ from the amounts disclosed in the Portfolios' annual financial statements due to timing differences, reconciliations and certain other adjustments.

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For the fiscal year ended October 31, 2025, the Securities Lending Agent provided the following services for the Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of the Portfolios.  PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042. The audited financial statements and financial highlights of each Portfolio for the fiscal year ended October 31, 2025, as set forth in the Trust’s Annual Financial Statements & Other Information, including the report of PwC, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Annual Financial Statements & Other Information upon request and without charge, by contacting the Trust at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and peer fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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Exhibit A

Summary of Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting (or refraining from voting) proxies, Dimensional1 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account. 2

Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets.

Global Evaluation Framework

Dimensional’s Global Evaluation Framework sets out Dimensional’s general expectations for all portfolio companies. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process3;

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

[1]

“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

[2]	For considerations in connection with ERISA-covered clients, see the Policy and its references to requirements under ERISA.
[3]

As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

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1. Board and committee independence;

2. Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:

• The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;

• How the performance of individual directors and the board as a whole is assessed;

• The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;

• Board refreshment mechanisms;

• Director recruitment policies and procedures; and

• The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

• Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;

• Whether the portfolio company complies with market best practice with regards to refreshment mechanisms, including tenure limits; and

• Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.

Dimensional may consider a board’s diversity when evaluating the effectiveness of a portfolio company’s board refreshment process. Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood

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that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Anti-Takeover Provisions

Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post-initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.

Related-Party Transactions

Dimensional believes portfolio company related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.

Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive

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pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.

To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

In markets where components of executive remuneration, such as performance rights or options, are required to be subject to a separate shareholder vote, Dimensional will consider these proposals in line with the principles above.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Unequal Voting Rights

Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adopt or maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.

Say on Climate

Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes. If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.

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Shareholder Proposals

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

Dimensional will typically vote with management on environmental and social (E&S) shareholder proposals. In certain circumstances, including if the E&S matter may have a material impact on the portfolio company, Dimensional may determine a case-by-case analysis is warranted, in which case we will consider if supporting the proposal is likely to provide shareholders with meaningful information about a portfolio company’s handling of environmental or social risk through improved board accountability, improved policies or procedures, or improved disclosures.

Virtual Meetings

Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:

• The ability to see and hear portfolio company representatives;

• The ability to ask questions of portfolio company representatives; and

• The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.

Disclosure of Vote Results

Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.

Disclosure of Meeting Materials

Dimensional expects timely disclosure of meeting notice and materials. Dimensional may vote against individual directors or committee members if disclosure is not made with sufficient time for shareholders to consider the materials prior to the shareholder meeting.

Voting Guidelines for Environmental and Social Matters

Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such E&S proposals. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

• A description of material risks.

• A description of the process for identifying and prioritizing such risks and how frequently it occurs.

• The policies and procedures governing the handling of each material risk.

• A description of the management-level roles/groups involved in oversight and mitigation of each material risk.

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• A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.

• A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, or where a portfolio company has faced a material controversy in relation to the issue, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Political and Lobbying Activities

Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.

In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:

• The board to adopt policies and procedures to oversee political and lobbying expenditures;

• The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and

• That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.

Human Capital Management

Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.

Climate-Related Risks

Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified.

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy.

• Whether the risks are overseen by a specific committee or the full board.

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.

• The management-level roles/groups responsible for managing these risks.

• The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD), International Sustainability Standards Board (ISSB), or Sustainability Accounting Standards Board (SASB) Standards, are not being used.

• Targets used by the portfolio company to manage climate-related risks and performance against those targets.

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Human Rights

Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy

• Whether the risks are overseen by a specific committee or the full board

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed

• Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved

• The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises

• Details of violations of the policy and corrective action taken

Technology

Dimensional expects portfolio company boards to exercise oversight of the use of technology, including artificial intelligence (AI), throughout and disclose information of their handling of any associated risks, to the extent such risks could be material to the business. With respect to cybersecurity risks in particular, disclosure should include:

• Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents

• The role of management in implementing cybersecurity policies and procedures

• The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.

• Material cybersecurity incidents and remedial actions taken.

Evaluation Framework for U.S. Listed Companies

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:

• The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).

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• Failure to adequately respond to majority-supported shareholder proposals.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Age and Term Limits

Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Governance Practices:

Classified Boards

Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

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Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

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Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Indemnification and Exculpation of Directors and Officers

Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.

Advance Notice Provisions

Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:

• Require shareholder-nominated candidates to disclose information that is not required for new board-nominated candidates

• Impose unduly burdensome disclosure requirements on shareholder proponents

• Significantly limit the time period shareholders have to submit proposals or nominees

Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.

Executive and Director Compensation:

Equity-Based Compensation

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Certain practices, such as:

• multi-year guaranteed bonuses

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• excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)

• single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the Compensation Committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Corporate Actions:

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

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To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

In instances where a shareholder proposal is excluded from the meeting agenda, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. In certain instances, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis if such disclosure is lacking.

Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies

Continental Europe:

Director Election Guidelines

• Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.

• A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one-third independent.

• Executives should generally not serve on audit and remuneration committees.

• The CEO and board chair roles should generally be separate.

• Portfolio companies should comply with Directive (EU) 2022/2381 (Gender Balance on Boards of Certain Companies) Regulation 2025 to the extent transposed into national law, relevant listing rules, corporate governance codes, and market best practices with regards to board composition.

Remuneration Guidelines

Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:

• The amount paid to executives;

• Alignment between pay and performance;

• The targets used for variable incentive plans and the ex-post levels achieved; and

• The rationale for any discretion applied.

Other Market Specific Guidelines for Continental Europe

• In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.

United Kingdom:

Dimensional expects portfolio companies to follow the applicable requirements of the FCA Listing Rules, the UK Corporate Governance Code, and market best practice with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to board composition.

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Dimensional expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.

With respect to capital structure, Dimensional will consider expectations set forth in the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles and the Pensions and Lifetime Savings Association Guidelines.

Ireland:

Dimensional expects Irish-incorporated portfolio companies with their primary listing on Euronext Dublin to follow the requirements of the Irish Corporate Governance Code.

Dimensional expects Irish-incorporated companies to follow the requirements of S.I. No. 215/2015 – European Union (Gender Balance on Boards of Certain Companies) Regulations 2025 with respect to evaluating board composition.

South Africa:

Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.

Framework for Evaluating Australia and New Zealand-Listed Companies

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

When evaluating portfolio company boards, Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively, with respect to board composition. Additionally, Dimensional will generally vote against individual directors or committee members at portfolio companies with no female representation on the board. At companies listed on the S&P/NZX 20, Dimensional generally expects at least 30 percent board female representation.

CEO/Chair

Dimensional expects Australian and New Zealand portfolio companies to separate the CEO and board chair roles, with the board chair being an independent director, in line with the expectations set forth in the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively.

Auditors

Neither Australian nor New Zealand law requires the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee in both markets.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

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Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, at Australian and New Zealand portfolio companies, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1 and NZX Listing Rule 4, respectively.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Remuneration

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.

Equity-Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Dimensional may vote against the granting of equity-based awards, such as performance rights, stock options, and stock appreciation rights, to specific executives, including CEOs and Managing Directors, if also voting against the portfolio company’s remuneration report under the analysis set forth in the Executive Remuneration section of the Global Framework.

Framework for Evaluating Japan-Listed Securities

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to board composition, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.

At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

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At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, the board should be majority independent.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

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Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.

Cross-Shareholding

Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.

Shareholder Rights Plans (Poison Pills)

Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.

Framework for Evaluating Securities in Other Select Asian Markets

Uncontested Director Elections

Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.

Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.

Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.

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• All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.

• Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.

• Boards of directors of Thai, Filipino, Hong Kong, Taiwanese and mainland China portfolio companies should be at least 33% independent.

• Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.

• Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.

Dimensional expects portfolios companies to follow applicable corporate governance codes, listing standards, and local market best practices with respect to board composition.

Director Remuneration

In most Asian markets, director remuneration generally consists of both fees and bonuses.

Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.

In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.

Equity Based Remuneration

In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.

When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.

For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.

In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

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DIMENSIONAL ETF TRUST

6300 Bee Cave Road, Building One, Austin, Texas 78746
Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2026

Dimensional ETF Trust (the “Trust”) is an open-end management investment company that offers forty-one series of shares. This Statement of Additional Information (“SAI”) relates to the following portfolios (each, a “Portfolio” and collectively, the “Portfolios”):

Portfolio:	Exchange:	Ticker:
Dimensional US Sustainability Core 1 ETF	NYSE Arca, Inc.	DFSU
Dimensional International Sustainability Core 1 ETF	NYSE Arca, Inc.	DFSI
Dimensional Emerging Markets Sustainability Core 1 ETF	NYSE Arca, Inc.	DFSE
Dimensional Global Sustainability Fixed Income ETF	NYSE Arca, Inc.	DFSB

This SAI is not a Prospectus but should be read in conjunction with the Prospectus of the Portfolios dated February 28, 2026, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Portfolios’ Annual Financial Statements & Other Information. A free copy of the Prospectus, annual report, and Annual Financial Statements & Other Information can be obtained by contacting your investment representative, writing to the Trust at the above address or by calling the above telephone number.

GENERAL INFORMATION

The Trust is a Delaware statutory trust organized on June 16, 2020.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Portfolio offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in large aggregations of Shares (each a “Creation Unit”).  Creation Units typically are a specified number of Shares. Generally, a Creation Unit will consist of the following number of Shares or multiples thereof:

Portfolio	Creation Unit
Dimensional US Sustainability Core 1 ETF	50,000 shares

Dimensional International Sustainability Core 1 ETF	50,000 shares
Dimensional Emerging Markets Sustainability Core 1 ETF	50,000 shares

Dimensional Global Sustainability Fixed Income ETF	50,000 shares

In the event of liquidation of a Portfolio, the Trust may lower the number of Shares in a Creation Unit. In its discretion, Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) reserves the right to increase or decrease the number of a Portfolio’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Portfolio, and to make a corresponding change in the number of Shares constituting a Creation Unit. Each Portfolio may issue Creation Units of its Shares to Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments), together with the deposit of a specified cash payment and applicable fees as described below. Shares of the Portfolios are listed and trade on NYSE Arca, Inc. (the "Exchange"), a national securities exchange. Shares of the Portfolios are traded in the secondary market and elsewhere at market prices that may be at, above or below a Portfolio’s NAV. Shares of the Portfolios are redeemable only in Creation Units by Authorized Participants in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments) together with a specified amount of cash and applicable fees as described below.

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Portfolio in connection with creations and redemptions of Shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

Each Portfolio is a separate series of the Trust, and each Share of a Portfolio represents an equal proportionate interest in the Portfolio.  All consideration received by the Trust for a Portfolio’s Shares and all assets of a Portfolio belong solely to that Portfolio and would be subject to liabilities related thereto.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Portfolio will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the Shares of a Portfolio under any of the following circumstances: (i) if the Exchange becomes aware that the Portfolio is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if the Portfolio no longer complies with the requirements set forth in the relevant listing standards of the Exchange; (iii) if following the initial 12-month period beginning upon the commencement of trading of the Portfolio, there are fewer than 50 beneficial holders of the Shares; or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Portfolio from listing and trading upon termination of the Portfolio.

As is the case with other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of a Portfolio in secondary market transactions through brokers on the Exchange and does

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not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Portfolio.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Portfolio.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Portfolio on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Portfolios’ distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Portfolio are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The Advisor or its affiliates may purchase and resell shares of a Portfolio through a broker-dealer to “seed” a Portfolio as it is launched, or may purchase and resell shares of a Portfolio from other broker-dealers that have previously provided “seed” capital for a Portfolio when it was launched, or otherwise in secondary market transactions.

PORTFOLIO CHARACTERISTICS, POLICIES AND INVESTMENT PROCESS

The following information supplements the information set forth in the Prospectus of the Portfolios. Unless otherwise indicated, the following information applies to each Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Dimensional serves as investment advisor to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio is diversified under the federal securities laws and regulations.

Each of Dimensional US Sustainability Core 1 ETF, Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF (each, an “Equity Portfolio” and collectively, the “Equity Portfolios”) and Dimensional Global Sustainability Fixed Income ETF has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be

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calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s NAV. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s NAV. Additionally, if a Portfolio changes its 80% non-fundamental policy, the Portfolio will notify shareholders at least 60 days before the change and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in its Prospectus.

Because the structure of the Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Equity Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between investment companies and their affiliates might become applicable.

The Advisor has adopted a process that monitors environmental, social, and governance news and large share price movements of eligible portfolio companies to identify issuers whose future financial data may be negatively impacted to a significant degree by environmental, social, or governance factors. The Advisor may use third party tools to assist in filtering news focused on environmental, social and governance issues. Companies that are identified through this process are escalated to the members of the Advisor’s portfolio management team for further evaluation. After review, if the portfolio management team determines that an issuer’s future financial data is likely to be significantly impacted, the issuer may be underweighted, temporarily excluded from further investment, or divested from an Equity Portfolio.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Portfolios with respect to brokerage commissions. The Portfolios will incur brokerage costs when engaging in portfolio transactions for securities. However, the Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of other investment companies managed by the Advisor.

The following table reports brokerage commissions paid by the Portfolios during the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023.

	FISCAL YEAR ENDED 2025	FISCAL YEAR ENDED 2024	FISCAL YEAR ENDED 2023
Dimensional US Sustainability Core 1 ETF	$34,149	$20,136	$6,555
Dimensional International Sustainability Core 1 ETF	$36,407	$26,415	$21,967
Dimensional Emerging Markets Sustainability Core 1 ETF	$83,048	$77,739	$97,805

Portfolio transactions of each Portfolio will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for each Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of commission, if any, being paid by a Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios that they sub-advise.

Subject to the duty to seek to obtain best price and execution, transactions of the Portfolio may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

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Companies eligible for purchase by the Equity Portfolios may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolios with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement for each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2025, the Portfolios and the Advisor did not through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, direct any Portfolio's brokerage transactions to a broker because of research services provided.

The Dimensional Global Sustainability Fixed Income ETF acquires and sells securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Dimensional Global Sustainability Fixed Income ETF effects transactions.

The Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio during the fiscal year ended October 31, 2025, as well as the value of such securities held by the Portfolio as of October 31, 2025.

Portfolio	Broker or Dealer	Value of Securities
Dimensional US Sustainability Core 1 ETF	Goldman Sachs Group, Inc.	$9,608,212
	Bank of America Corp.	$9,066,884
	Citigroup, Inc.	$4,463,332
	Jefferies Financial Group, Inc.	$712,888
	Virtu Financial, Inc.	$250,012

Dimensional International Sustainability Core 1 ETF	UBS Group AG	$2,619,680
	Macquarie Group, Ltd.	$949,913

Dimensional Global Sustainability Fixed Income ETF	Citigroup, Inc.	$3,811,058
	JPMorgan Chase & Co.	$2,293,511
	Nomura Holdings, Inc.	$714,482

To the extent creation or redemption transactions are conducted fully or partially on a cash or “cash in lieu” basis, a Portfolio may contemporaneously transact with broker-dealers for the purchase or sale of securities in connection with such transactions. Such trades may be placed with the Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer. With respect to the trades, the Authorized Participant may be responsible for costs associated with purchasing any

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securities using the cash proceeds from the creation or may be responsible for the cost associated with selling any securities to raise the cash needed for the redemption.

Specifically, following a Portfolio’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Price Guarantee”). Whether the execution of the order is at a price at least as favorable to the Portfolio will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Portfolio’s valuation of the securities, the Portfolio will be entitled to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and the Authorized Participant will be required to pay the full amount of the actual execution transaction, up to the Maximum Additional Charge for Creations listed in the table in the “Creation and Redemption of Creation Units” section of this SAI .

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs), up to the Maximum Additional Charge for Redemptions listed in the table in the “Creation and Redemption of Creation Units” section of this SAI.

For creation and redemption orders where a Price Guarantee is not applicable, a Portfolio reserves the right to charge a preset “Variable” fee for the cash or cash in lieu proceeds from those create and redeem orders. The Authorized Participant agrees to pay the fee, which represents the estimated costs related to purchasing or selling securities, and may include commissions, fees, taxes, foreign exchange, or other costs related to executing the Portfolio’s transactions. The Variable fee is subject to periodic review and adjustment. The fee is only made available to Authorized Participants and Market Makers but will not exceed the Maximum Additional Charge for Creations or Maximum Additional Charge for Redemptions listed in the tables in the “Creation and Redemption of Creation Units” section of this SAI.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1) borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

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(2) make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5) purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6) engage in the business of underwriting securities issued by others;

(7) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies); or

(8) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, the Portfolios are authorized to lend portfolio securities under the conditions and restrictions described in the Portfolios’ Prospectus. Investment limitation (2) above also does not, among other things, prevent a Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

For the purposes of the investment limitation described in (7) above, for the Dimensional Global Sustainability Fixed Income ETF, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of the Dimensional Global Sustainability Fixed Income ETF’s net assets will be invested in securities issued by any one foreign government or supranational organization. In applying the investment limitation described in (7) above, a Portfolio will consider the investments of other investment companies in which the Portfolio invests to the extent it has sufficient information about the holdings of such investment companies.

With respect to the investment limitation described in (8) above, the Portfolios will not issue senior securities, except that each Portfolio may borrow money as described above. Each Portfolio may also borrow money for temporary purposes, but not in excess of 5% of such Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or

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when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Trust’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Trust has implemented the Liquidity Program, and the Board, including a majority of the disinterested Trustees, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of a Portfolio’s investments, if applicable, and monitoring compliance with the 15% limit on illiquid investments.

For these purposes, Dimensional Global Sustainability Fixed Income ETF may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the Prospectus under “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.” Although the commercial paper securities are not registered, they will not be subject to the 15% limitation on holdings of illiquid investments. Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, the Advisor may consider the number of dealers making a market in such securities when determining whether a liquid market exists. After purchase, the Portfolios will continue to monitor the liquidity of Rule 144A securities.

The investment limitations described above do not prohibit the Portfolios from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolios’ investment strategies.  Except with respect to a Portfolio’s limitation on borrowing, illiquid investments, or as otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

Notwithstanding any of the above investment limitations, the Dimensional Emerging Markets Sustainability Core 1 ETF may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by the Portfolio to be advisable. The Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

FUTURES CONTRACTS

Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Dimensional Global Sustainability Fixed Income ETF may also purchase or sell futures contracts and options on futures contracts to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. A Portfolio also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements,

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payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits.

At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio.

FOREIGN CURRENCY TRANSACTIONS

The Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF and Dimensional Global Sustainability Fixed Income ETF may each enter into foreign currency exchange transactions in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.  A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

Dimensional International Sustainability Core 1 ETF and Dimensional Emerging Markets Sustainability Core 1 ETF may enter into a foreign currency exchange transaction in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, the Portfolios may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

Dimensional Global Sustainability Fixed Income ETF may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The Portfolio typically hedges its foreign currency exposure.

At the maturity of a forward currency contract, the Portfolio may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the Portfolio may enter into a closing transaction involving

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the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts may be effected with a counterparty other than the counterparty to the original forward contract.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent a Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through use of hedging transactions).

The use of foreign currency exchange transactions may not benefit a Portfolio if exchange rates move in an unexpected manner. In addition, these techniques could result in a loss if the counterparty to a transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. These transactions also involve settlement risk, which is the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty.

SWAPS

Dimensional Global Sustainability Fixed Income ETF also may enter into credit default swap agreements on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

Dimensional Global Sustainability Fixed Income ETF may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or the seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

The Equity Portfolios also may enter into equity swaps, including total return swaps and dynamic portfolio total return swaps (“DTRS”). In a standard swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on a predetermined asset (or group of assets) which may be adjusted for transaction costs, interest payments, dividends paid on the reference asset or other factors. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” for example, the increase or decrease in value of a particular dollar amount invested in the asset. The Equity Portfolios may use equity swaps to invest in a market without owning or taking physical custody of securities, including in circumstances where direct investment may be restricted or is otherwise deemed impractical or disadvantageous.

Equity total return swaps can create long or short economic exposure to an underlying equity security, or to a basket of securities. Equity swap contracts may be structured in different ways. For example, under an equity total return swap contract, one party may agree to make payments to another based on the total economic performance of a notional amount of the underlying security or securities (including dividends and changes in market value) during a specified period, in return for periodic payments based on the application of a fixed or variable interest rate to the same notional amount. The purchaser of a long total return swap is paid the amount of any increase in value and pays the amount of any decrease in value, while the purchaser of a short total return swap is paid the amount of any decrease and pays the amount of any increase.

The Equity Portfolios may enter into swaps, including DTRS, in order to access a specific equity market without purchasing or selling the underlying securities represented in the DTRS. DTRS are designed to replicate the

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performance of an underlying reference asset such as a portfolio of equities or ETFs. For example, the issuer of the DTRS agreement may agree to pay an Equity Portfolio an amount equal to the performance of the underlying equities in a given period netted against a floating rate plus a spread or a fixed rate in the same period paid to the issuer by the Equity Portfolios. The reference rate for the floating rate is typically based on an official interbank benchmark rate. The cash flows in a DTRS may be exchanged at maturity or periodically at each reset (e.g., monthly or quarterly). No notional amounts are exchanged at the start or at the maturity of the DTRS. In addition, pursuant to the terms of a DTRS, the underlying equities can be traded in the course of the day thereby changing the composition of the underlying equity portfolio, which provides an Equity Portfolio with the ability to vary the market exposure obtained through investment in the DTRS. DTRS are subject to transaction costs, financing costs and other fees which will be borne by the Equity Portfolio in connection with its investments in these instruments.

The swaps in which the Portfolios invest involve greater risks than if the Portfolios had invested in the reference assets directly, since, in addition to general market risks, these instruments are subject to counterparty risk, valuation risk, illiquidity risk, credit risk and interest rate risk, among other risks. Adverse changes in market values, interest rates and currency exchange rates, or in the creditworthiness of swap counterparties and the issuers of the underlying assets may negatively affect the investment performance of a Portfolio and the investment performance of the Portfolio may be less favorable than it would have been if these investment techniques were not used. Swaps carry counterparty risks that cannot be fully anticipated. A Portfolio’s ability to realize a profit from swaps transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Portfolio. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses to a Portfolio. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. In addition, the Portfolios may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty, regardless of whether the counterparty has defaulted. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. Under certain circumstances, suitable transactions may not be available to a Portfolio, or the Portfolio may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. With respect to credit default swaps, a buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Dimensional Global Sustainability Fixed Income ETF. When the Dimensional Global Sustainability Fixed Income ETF acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Moreover, participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of a Portfolio’s swaps transactions in accordance with the Trust's Liquidity Program.

As described above, some types of swap agreements, including DTRS, are negotiated bilaterally with a swap dealer and traded OTC between the two parties (“uncleared swaps”), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (“cleared swaps”), and may be traded on swap execution facilities (“exchanges”). Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, as noted above, a Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the

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clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Advisor and the Trust do not consider a Portfolio’s obligations under swap contracts senior securities and, accordingly, the Portfolios will not treat them as being subject to a Portfolio’s borrowing or senior securities restrictions to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

PARTICIPATORY NOTES

The Dimensional Emerging Markets Sustainability Core 1 ETF may invest in equity access products and instruments that have economic characteristics similar to equity securities, such as participation notes (also known as participatory notes) or other structured instruments that may be developed from time to time (collectively, “structured instruments”).

Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity security, basket of securities, or market. The local branch or broker-dealer will usually place the local market equity securities in a special purpose vehicle, which will issue instruments that reflect the performance of the underlying equity securities. The performance of the special purpose vehicle generally carries the unsecured guarantee of the sponsoring bank or broker-dealer. This guarantee does not extend to the performance or value of the underlying local market equity securities. For purposes of the Portfolio's fundamental industry concentration policy, the Portfolio applies the restriction by reference to the industry of the issuer of the underlying equity securities and not the industry of the issuer of a structured instrument.

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If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying equity security, basket of securities, or market may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate.

Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Portfolio's turnover rate, transaction costs and tax liability. Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Portfolio to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Portfolio to counterparty risk (and this risk may be amplified if the Portfolio purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS

The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this SAI, and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolios, or this SAI.

The terms of the commodity pool operator (“CPO”) exclusion require that each Portfolio, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires each Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Portfolio may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Portfolio can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Portfolio, the Portfolio may incur additional compliance and other expenses.

FOREIGN ISSUERS

The Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF and Dimensional Global Sustainability Fixed Income Portfolio (each, an “International Portfolio” and collectively, the “International Portfolios”) may acquire and sell securities issued by non-U.S. issuers. There are substantial risks associated with investing in the securities issued by governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the risks inherent in U.S. investments. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. There is also the risk of substantially more government involvement in the economy in foreign countries, as well as, the possible

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arbitrary and unpredictable enforcement of securities regulations and other laws, which may limit the ability of an International Portfolio to invest in foreign issuers.

Significantly, there is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments. There is no assurance that the Advisor will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. An International Portfolio may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. To the extent that an International Portfolio invests a significant portion of its assets in a specific geographic region or country, an International Portfolio will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. In addition, economies of some emerging market countries may be based on only a few industries and may be highly vulnerable to changes in local or global trade conditions. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. An International Portfolio, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S., other nations or other governmental entities (including supranational entities) with respect to certain countries or issuers in various sectors of certain foreign countries may limit an International Portfolio's investment opportunities, impairing the International Portfolio's ability to invest in accordance with its investment strategy and/or to meet its investment objective, as well as adversely impacting the value of the impacted investments. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible for the Advisor to predict. Such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain countries or issuers could result in: (i) an immediate freeze on certain securities, impairing the ability of an International Portfolio to buy, sell, receive or deliver those securities; or (ii) other limitations on an International Portfolio's ability to invest or hold such securities.

Emerging markets

Dimensional Emerging Markets Sustainability Core 1 ETF may invest in securities from issuers located in emerging markets. Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems which may limit the rights and remedies available to the Portfolio against an issuer and with respect to the enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy which could limit reliable access to capital; (vi) higher degree of corruption and fraud and potential for market manipulation; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those

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in developed foreign markets; (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries; and (ix) differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards that could impede the Advisor’s ability to evaluate issuers.

In addition, many emerging market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of these countries. Moreover, the economies of some emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position.

The Portfolio may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed foreign markets. Currency and other hedging techniques may not be available or may be limited. The local taxation of income and capital gains accruing to nonresidents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Portfolio could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. Custodial services and other investment-related costs in emerging market countries are often more expensive, compared to developed foreign markets and the U.S., which can reduce the Portfolio's income from investments in securities or debt instruments of emerging market country issuers.
Some emerging market currencies may not be internationally traded or may be subject to strict controls on foreign investment by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Portfolio's securities, denominated in that currency. Some emerging market governments restrict currency conversions and/or set limits on repatriation of invested capital. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be different than the actual market values and may be adverse to the Portfolio's shareholders.

INVESTMENTS IN THE CHINA REGION

There are special risks associated with investments in China, Hong Kong, and Taiwan. China, Hong Kong, and Taiwan are highly interconnected and interdependent, with relationships built on trade, finance, culture, and politics. Despite prior economic and trade reforms and the prior expansion of private ownership of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party (“CCP”) or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time. Investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

In addition, investments in China and Taiwan could be adversely affected by their political and economic relationship with each other. China’s relations with Taiwan are severely strained and subject to the risk of rapid deterioration due to territorial disputes, defense and other security concerns. Taiwan’s political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns. The value of investments in China and Taiwan, including derivative positions, may be adversely affected by territorial disputes between China and Taiwan. The Chinese and Hong Kong

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economies are also vulnerable to the disagreements between China and Hong Kong related to integration, which may result in economic disruption.

Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the U.S. as economic and strategic competition between the U.S. and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, the People’s Republic of China (“PRC”), including Hong Kong, as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC, including Hong Kong, as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured, or supplied by persons owned by, controlled by, or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons.

A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional sanctions, tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies, each of which may negatively impact the Chinese economy generally or the specific Chinese companies or industries. China has experienced controversies in human rights abuses related to religious and nationalist groups. In 2021, the U.S. passed the Uyghur Forced Labor Prevention Act responding to information concerning the PRC’s treatment of the Uyghurs and other ethnic minorities in the Xinjiang Uyghur Autonomous Region. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy and result in sudden and significant investment losses. The economy of China has experienced significant growth in recent decades, which has been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth. More recently, the Chinese economy has experienced deflation and a significant slowdown in growth, including declines in property values and increased defaults, weak consumer demand, increased youth unemployment and declines in exports and manufacturing. The Chinese government has implemented policies attempting to increase growth and stabilize the housing market, but it is unclear whether those efforts will be successful. In recent years, the Chinese central and local governments, households and corporations have incurred significant levels of debt, raising concerns of the possibility that widespread defaults could occur and trigger a financial crisis, which could significantly decrease the value and liquidity of Chinese investments.

Investments in Stock Connect. Dimensional Emerging Markets Sustainability Core 1 ETF may invest in China A-shares through Stock Connect. Investing in China A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Portfolio. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Portfolio's ability to invest in China A-shares through the Stock Connect program. Trading through Stock Connect may require pre-validation of cash or securities prior to acceptance of orders. This requirement may limit the Portfolio's ability to dispose of its A-shares purchased through Stock Connect in a timely manner. Beginning December 31, 2024, through early January 2025, the China Securities Regulatory Commission (“CSRC”) and the Shanghai and Shenzhen stock exchanges barred several major mutual fund companies from selling shares on a net basis on any day in response to CCP leadership calls to stabilize the Chinese equity market. Although the CSRC has since lifted the restriction, there can be no guarantee that trading in Chinese securities will be free from CCP interference or manipulation in the future.

A primary feature of the Stock Connect program is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, the Portfolio's investments in Stock Connect China A-shares are generally subject to the securities regulations and listing rules of the PRC, among other restrictions. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, the Shanghai and Shenzhen markets may be open at a time when Stock Connect is not trading, with the result that prices of China A-shares may fluctuate

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at times when the Portfolio is unable to add to or exit its position, which could adversely affect the Portfolio's performance.

Changes in the operation of the Stock Connect program may restrict or otherwise affect the Portfolio's investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices. These risks are heightened generally by the developing state of the PRC’s investment and banking systems and the uncertainty about the precise nature of the rights of equity owners and their ability to enforce such rights under Chinese law. Abuses in accounting, auditing, and financial reporting of China-based firms and companies have resulted in disciplinary actions and sanctions by regulatory bodies such as the Public Company Accounting Oversight Board (“PCAOB”). An investment in China A-Shares is also generally subject to the risks identified under “Emerging Markets,” and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China.

Investments in Variable Interest Entities (“VIEs”). Dimensional Emerging Markets Sustainability Core 1 ETF may have investments in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as VIEs, that operate in sectors in which China restricts and/or prohibits foreign investments. These investments may present additional risks. In a VIE structure, foreign investors, such as the Portfolio, will only own stock in a shell company rather than directly in the Chinese company, known as the VIE. The VIE must be owned by Chinese nationals (and/or Chinese companies), which are typically the VIE’s founders, to obtain the licenses and/or assets required to operate in certain restricted and/or prohibited sectors in China. The value of the shell company is therefore derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The shell company is typically set up in an offshore jurisdiction, such as the Cayman Islands, and enters into the service and other contracts with the VIE through a wholly foreign-owned enterprise based in China. The VIE structure is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts and/or prohibits foreign investments, such as internet, media, education and telecommunications.

While VIEs are a longstanding industry practice that is well known to Chinese officials and regulators, historically they have not been formally recognized under Chinese law and regulations regarding the structure are evolving. Effective March 31, 2023, the China Securities Regulatory Commission (CSRC) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create and/or operate VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement either.

It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the VIE structure, generally, or with respect to certain industries, or limit VIEs’ ability to pass through economic and governance rights to foreign individuals and entities. The contractual arrangements with the VIE also may not be as effective in providing operational control as direct equity ownership. The Chinese equity owner(s) of a VIE could decide to breach the contractual arrangements and may have conflicting interests and fiduciary duties as compared to foreign investors in the shell company. Further, any breach or dispute under these contracts will likely fall under Chinese jurisdiction and law. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts through Chinese courts and/or arbitration bodies, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Portfolio's returns and net asset value.

In addition, foreign companies with securities listed on U.S. securities exchanges, including those that utilize VIE structures, may be delisted if they do not meet the requirements of the listing exchange, the Public Company Accounting Oversight Board or the U.S. government, which could significantly decrease the liquidity and value of such investments.

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GENERAL MARKET AND GEOPOLITICAL RISKS

The value of a Portfolio’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, economic sanctions and tariffs, regulatory events and governmental or quasi-governmental actions, among others. Natural and environmental disasters, including weather-related phenomena, also can be highly disruptive to economies and markets and can adversely affect individual issuers, sectors, industries, markets, countries or regions, currencies, interest and inflation rates, credit ratings, and investor sentiment. The occurrence of U.S. and global events similar to those in the last few decades (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and/or overall market uncertainty or reduced liquidity with respect to particular issuers, countries or regions, and may have long term effects on both the U.S. and global economies and financial markets. The negative impacts may be particularly acute in certain sectors, countries or regions. The timing and duration of any such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for a Portfolio. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty regarding the ramifications of the United Kingdom’s (UK) vote to exit the European Union (EU) in June 2016 (Brexit). On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Portfolio’s investments.

In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro could decline significantly and unpredictably. Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Portfolio’s investments.

CASH MANAGEMENT PRACTICES

The Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in

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other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic, or political conditions warrant. In addition, each Portfolio may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

Each Equity Portfolio may invest cash in short-term repurchase agreements. In addition, each Equity Portfolio may invest a portion of its assets in fixed income securities, such as money market instruments, shares of affiliated and unaffiliated registered and unregistered money market mutual funds, index futures contracts and options thereon, and with respect to the Dimensional International Sustainability Core 1 ETF and Dimensional Emerging Markets Sustainability Core 1 ETF, freely convertible currencies.

The Dimensional Global Sustainability Fixed Income ETF may invest cash in the following permissible investments: short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; debt; freely convertible currencies; and shares of affiliated and unaffiliated registered and unregistered money market funds. With respect to fixed income instruments, except in connection with corporate actions, the Dimensional Global Sustainability Fixed Income ETF will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

Investments in money market mutual funds may involve a duplication of certain fees and expenses. The securities purchased by money market mutual funds, which the Portfolios may invest in for cash management, are not subject to the sustainability considerations described in the Portfolios’ Prospectus.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

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WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued, and the commitment cancelled.  In addition, each Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time.  Each Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Portfolio enters into a when-issued, delayed delivery, to-be-announced, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Portfolio committed to pay or receive for the security.  A Portfolio will lose money if the value of a purchased security falls below the purchase price and a Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

COVERED BONDS

The Dimensional Global Sustainability Fixed Income ETF may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines. The assets that comprise a cover pool are not subject to the sustainability considerations described in the Portfolio’s Prospectus.

TBA SECURITIES

The Dimensional Global Sustainability Fixed Income ETF may also engage in purchases or sales of “to be announced” or “TBA” securities. TBA securities represent an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics for an approximate principal amount, with settlement on a scheduled future date beyond the typical settlement period for most other securities. A TBA transaction typically does not designate the actual security to be delivered. The Dimensional Global Sustainability Fixed Income ETF may use TBA trades for investment purposes in order to gain exposure to certain securities, or for hedging purposes. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward commitment transactions.

EXCHANGE TRADED FUNDS

Each Equity Portfolio may invest in exchange traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest may be passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The goal of a passively managed ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of such ETFs. Each Equity Portfolio also may invest in actively managed ETFs managed by the Advisor that seek to outperform a particular index, sector, market or global segment. Investment in an actively managed ETF is subject to the risk that the investment adviser to the ETF selects investments for the ETF that underperform and the ETF does not meet its investment objective. When a

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Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses. ETFs in which a Portfolio invests are not subject to, though they may incorporate, the Portfolio’s sustainability considerations. (See the Portfolios’ Prospectus for information regarding the Portfolios’ sustainability considerations.)

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Portfolios with the expectation that they will be held for longer than one year. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

TRUSTEES AND OFFICERS

Trustees

Organization of the Board

The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. The Board elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust. The Board of the Trust is comprised of two interested Trustees and eight disinterested Trustees. Gerard K. O’Reilly, an interested Trustee, is Chairman of the Board. The disinterested Trustees of the Board designated Ingrid M. Werner as the lead disinterested Trustee. As the lead disinterested Trustee, Ms. Werner, among other duties: acts as a principal contact for management for communications to the disinterested Trustees in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Trustees; raises issues and discusses ideas with management on behalf of the disinterested Trustees in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Trustees (other than Committee meetings, which are chaired by the respective Committee Chairperson, if applicable). David G. Booth serves as Chairman Emeritus to the Board. The Board has designated David G. Booth, a former Chairman of the Trust, to serve as Chairman Emeritus to the Board in recognition of his years of service to both the Trust and Advisor. The Chairman Emeritus, which is a non-voting position, provides advice and counsel to the Trustees in connection with the Trustees’ management of the business and affairs of the Trust. The Board believes the existing Board structure for the Trust is appropriate because it provides the disinterested Trustees with adequate influence over the governance of the Board and the Trust, while also providing the Board with the invaluable insight of the interested Trustees, who, as both officers of the Trust and the Advisor, participate in the day-to-day management of the Trust’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Trustee in order to provide an opportunity to contact Trust management and/or the disinterested Trustees’ independent counsel regarding agenda items. In addition, the disinterested Trustees regularly communicate with Mr. O’Reilly and Mr. Butler regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Trust meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Trustees meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating and Governance Committee (the “Nominating Committee”), and Mutual Funds-ETF Relations Committee are composed entirely of disinterested Trustees. As described below, through these Committees, the disinterested Trustees have direct oversight of the Trust’s accounting and financial reporting policies, the selection and nomination of candidates to the Board, and the operation and expense allocations of the portfolios of the Trust. The Investment Strategy Committee (the “Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Trust and the performance of its series.

The Board’s Audit Committee is comprised of Reena Aggarwal, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner. The Audit Committee for the Board oversees the Trust’s accounting and financial reporting

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policies and practices, the Trust’s internal controls, the Trust’s financial statements and the independent audits thereof, and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Trust’s independent registered public accounting firm and also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board’s Nominating Committee is comprised of Ingrid M. Werner, Reena Aggarwal, Douglas W. Diamond, Francis A. Longstaff and Heather E. Tookes. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Trustees and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the disinterested Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, Stefan Nagel, and Heather E. Tookes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Trust, (ii) reviews performance of existing series of the Trust, and discusses and recommends possible enhancements to the series’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each series, and (iv) considers issues relating to investment services for each series of the Trust. There were three Strategy Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Mutual Funds-ETF Relations Committee is comprised of Reena Aggarwal, Darrell Duffie, Stefan Nagel, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the Portfolios or changes to the existing expense allocations among the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”), and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and the ETFs in the DFA Fund Complex (defined below). There were three Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2025.

The Board of the Trust, including all of the disinterested Trustees, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Trust.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Trust management and the Advisor. These reports address certain investment, valuation, liquidity, derivatives and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Trust.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Trust’s series. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the series. To the extent that the Investment Committee

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of the Advisor decides to materially change an investment strategy or policy of a series and such change could have a significant impact on the series’ risk profile, the Advisor will present such change to the Board for its approval.

With respect to valuation, the Advisor and the Trust’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review the Advisor’s fair valuation process. Such reports also include information concerning illiquid and any worthless securities held by each series. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each series’ year-end financial statements.

With respect to liquidity risk, the Board oversees the Trust’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as required by the Liquidity Rule, the Board, including a majority of the disinterested Trustees, approved the Trust’s Liquidity Program, which is reasonably designed to assess and manage the Trust’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

With respect to derivatives risk, the Board approved the designation of the Derivatives Risk Manager (“DRM”), which is responsible for administering the derivatives risk management program (“DRMP”) for the portfolios that are required to adopt and implement a DRMP. The Board regularly receives written reports from the DRM regarding the implementation of the DRMP, including on a quarterly and annual basis, and meets with the DRM on a periodic basis.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Trust’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Trustees meet in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Trust’s Board adopts compliance policies and procedures for the Trust and receives information about the compliance procedures in place for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Trustee Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Trust, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Trust’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Trust’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.

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While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Trust’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. Such recommendations shall be directed to the Secretary of the Trust at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Trust that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Trust’s Board believes that each Trustee currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that each Trustee had professional experience in areas of importance for investment companies. The Board considered that each disinterested Trustee held an academic position in the areas of finance or accounting. Reena Aggarwal, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Heather E. Tookes, Stefan Nagel, and Ingrid M. Werner are each Professors of Finance, while Abbie J. Smith is a Professor of Accounting. The Board also noted that Reena Aggarwal, Darrell Duffie, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner each had experience serving as a director or trustee on the boards of operating companies and/or other investment companies. In addition, the Board considered that Gerard K. O’Reilly and David P. Butler contributed valuable experience due to their positions with the Advisor.

Certain biographical information for each disinterested Trustee and each interested Trustee of the Trust is set forth in the tables below, including a description of each Trustee’s experience as a Trustee of the Trust and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Trustee	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

165 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2016) and Director, Nuveen Churchill Direct Lending (business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Trustee	Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979).	165 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Trustee	Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984). Formerly, Consultant, Keystone Strategy, LLC (litigation consulting firm) (2025).	165 portfolios in 5 investment companies	Formerly, Director, TNB Inc. (bank) (2020-2025).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Trustee	Since 2021

Allstate Professor of Insurance and Finance and Distinguished Professor, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				165 portfolios in 5 investment companies	None

Stefan Nagel University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1973	Trustee	Since 2024

Fama Family Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 2017); President (since 2025), and formerly, President-Elect (2024-2025) and Vice President (2022-2024), Western Finance Association (global association of academic researchers and practitioners in finance) (since 2022). Formerly, Executive Editor, Journal of Finance (2016-2022), and formerly, Consultant, The Northern Trust Company (since 2023).

				165 portfolios in 5 investment companies	Formerly, Director, Center for Research in Security Prices, LLC (provider of historical data on securities prices and investable indexes) (2024-2025).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Trustee	Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	165 portfolios in 5 investment companies

Director, Audit Committee member, and formerly, Audit Committee Chair, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee (since 2009) and Audit Committee member (since 2022), UBS Funds (2 investment companies within

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

the fund complex) (9 portfolios). Formerly, Director (2000-2025) and Audit Committee Chair (2019-2022), HNI Corporation (office furniture).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	165 portfolios in 5 investment companies

Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, Payoneer Inc. (digital payments) (2021-2023).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Trustee	Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998); Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018); Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014); Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017); and Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022); formerly, Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (2020-2023); and formerly, Chair, Economic Advisory Committee, FINRA (2017-2024).

				165 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Trustee Co-Chief Executive Officer	Trustee since 2021 Co-Chief Executive Officer since 2020

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), the Trust (since 2020), and Dimensional Funds Trust (since 2025); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.

				165 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Trustee Co-Chief Executive Officer and Co-Chief Investment Officer	Chairman and Trustee since 2021 Co-Chief Executive Officer since 2020 Co-Chief Investment Officer since February 2024

Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of the DFA Entities; Co-Chief Executive Officer (since 2020), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2020 – February 2024) of the Trust; Co-Chief Executive Officer and Co-Chief Investment Officer of Dimensional Funds Trust (since 2025); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Fund Advisors Canada ULC; Director (since 2017), Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2017 – February 2024) and Vice President (since 2014) of DFA Australia Limited; Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2018 – February 2024) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Holdings, LLC; Director and Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024) and Chief Investment Officer (2017 – February 2024) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), Dimensional Ireland Limited (since 2018), and Dimensional Funds ICAV (since 2025). Formerly, Director of Dimensional Fund Advisors Ltd.

				165 portfolios in 5 investment companies	None

26

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years

(2018-2021).

1  Each Trustee holds office for an indefinite term until his or her successor is elected and qualified. The Independent Trustees have, however, adopted a retirement policy that permits each Independent Trustee to serve until December 31st of the year in which the Independent Trustee turns 75. The Board may determine to extend the term of an Independent Trustee on a case-by-case basis, as appropriate.

2  Each Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Trust, DEM; DFAIDG; DIG; and DFAITC. Each disinterested Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Portfolios and in all five registered investment companies in the DFA Fund Complex as of December 31, 2025 is set forth in the chart below.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Disinterested Trustees:
Reena Aggarwal	None	None Directly; Over $100,000 in Simulated Funds*
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*
Darrell Duffie	None	$10,001-$50,000
Francis A. Longstaff	None	None
Stefan Nagel	None	Over $100,000; $50,001 - $100,000 in Simulated Funds*
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Heather E. Tookes	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	None	Over $100,000; Over $100,000 in Simulated Funds*
Interested Trustees:
David P. Butler	Dimensional International Sustainability Core 1 ETF – Over $100,000	Over $100,000
Gerard K. O’Reilly	None	Over $100,000

* As discussed below, the compensation to certain of the disinterested Trustees may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Trustees who are so compensated

27

experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Trustees do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Trustee entitled to receive compensation, the compensation received from the Trust during the fiscal year ended October 31, 2025, and the total compensation received from all five registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by the Trust to the Trust’s Chief Compliance Officer for the fiscal year ended October 31, 2025.

Name and Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits as Part of Expense	Estimated Annual Benefits upon Retirement	Deferred Amount[1]	Total Compensation from the Trust and DFA Fund Complex paid to Trustees[1,2]

Reena Aggarwal	$108,093	N/A	N/A	$212,500	$425,000
Trustee
Douglas W. Diamond	$115,541	N/A	N/A	N/A	$455,000
Trustee
Darrell Duffie	$108,093	N/A	N/A	N/A	$425,000
Trustee
Francis A. Longstaff	$108,093	N/A	N/A	N/A	$425,000
Trustee
Stefan Nagel	$108,093	N/A	N/A	$79,000	$425,000
Trustee
Abbie J. Smith	$115,541	N/A	N/A	N/A	$455,000
Trustee
Heather E. Tookes	$108,093	N/A	N/A	$252,000	$425,000
Trustee
Ingrid M Werner	$147,817	N/A	N/A	$85,000	$585,000
Lead Disinterested Trustee
Randy C. Olson	$133,978	N/A	N/A	N/A	N/A
Chief Compliance Officer

[1]

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Trustees may defer receipt of all or a portion of the compensation for serving as members of the five Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Trustee or to pay any particular level of compensation to the disinterested Trustee. A disinterested Trustee’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Trustee’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Trustee has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

[2]

The term DFA Fund Complex refers to the five registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

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Officers

Below is the name, year of birth, information regarding positions with the Trust and the principal occupation for each officer of the Trust. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Melissa Barker 1988	Assistant Treasurer	Since 2023

Assistant Treasurer of

• the DFA Fund Complex (since 2023)

• Dimensional Funds Trust (since 2025)

Senior Tax Manager (since 2023) of

• Dimensional Fund Advisors LP

Investment Tax Manager (2020 – 2022) of

• Dimensional Fund Advisors LP

Assistant Vice President Tax Services (2013 – 2020) of

• SS&C ALPS Advisors

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2019)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President (since 2018) of

• Dimensional Fund Advisors LP

Formerly, Vice President of

• DFA Securities LLC (2018-2024)

• Dimensional Holdings Inc. (2018-2025)

• Dimensional Investment LLC (2018-2025)

Stephen A. Clark 1972	Executive Vice President	Since 2020

Executive Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Director and Vice President (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

• Dimensional Japan Ltd.

Vice President of

• DFA Australia Limited (since 2008)

• Dimensional Fund Advisors Canada ULC (since 2024)

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

Director (since 2016) of

• DFA Australia Limited

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors Canada ULC

Formerly, President (2016 – 2023) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2019-2020) of

• Dimensional Fund Advisors Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Executive Vice President (2017 – 2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Bernard J. Grzelak 1971	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Chief Financial Officer, Director, Treasurer and Vice President (since 2025) of

• Dimensional Exchange Fund GP LLC

Vice President, Chief Financial Officer and Treasurer of

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• DFA Canada LLC (since 2020)

• DFA Securities LLC (since 2020)

• Dimensional Advisors Ltd. (since 2020)

• Dimensional Fund Advisors LP (since 2020)

• Dimensional Fund Advisors Ltd. (since 2020)

• Dimensional Fund Advisors Pte. Ltd. (since 2020)

• Dimensional Holdings Inc. (since 2020)

• Dimensional Hong Kong Limited (since 2020)

• Dimensional Investment LLC (since 2020)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President (since 2021) of

• Dimensional Ireland Limited

Formerly, Chief Financial Officer, Vice President and Treasurer of

• Dimensional Holdings LLC (2020-2025)

Eric Hall 1978	Vice President and Assistant Treasurer	Since 2021

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Data Integrity Team Lead (2019 – 2021) of

• Clearwater Analytics

30

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2004)

• DFA Securities LLC (since 2004)

• Dimensional Fund Advisors LP (since 2004)

• Dimensional Holdings Inc. (since 2006)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• the Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Carolyn S. Lee 1974	Vice President and Secretary	Since 2020

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2010)

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President and Secretary of

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Secretary (since 2017) of

• DFAIDG, DIG, DEM and DFAITC

Assistant Secretary (since 2016) of

• DFA Securities LLC

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

Director (since 2025) of

• Dimensional Funds ICAV

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2015)

• Dimensional Fund Advisors LP (since 2015)

• Dimensional Fund Advisors Ltd. (since 2015)

• the Trust (since 2020)

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

• Dimensional Funds Trust (since 2025)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

31

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President of • DFA Securities LLC (2015-2024) • Dimensional Holdings Inc. (2015-2025) • Dimensional Investment LLC (2015-2025)
Kenneth M. Manell 1972	Vice President	Since 2020

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Investment LLC (since 2010)

• the Trust (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President (2010-2024) of

• DFA Securities LLC

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since 2021

Vice President, Chief Financial Officer, and Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President and Treasurer (since 2025) of

• Dimensional US Equity Exchange Fund LLP

• Dimensional US Equity Exchange Fund I REIT LLC

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional Fund Advisors LP (since 2023)

• Dimensional Exchange Fund GP LLC (since 2025)

Formerly, Vice President

• DFA Securities LLC (2023-2024)

• Dimensional Holdings Inc. (2023-2025)

• Dimensional Investment LLC (2023-2025)

Formerly, Director (2019 – 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Catherine L. Newell 1964	President and General Counsel	Since 2020

President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• the Trust (since 2020)

• Dimensional Funds Trust (since 2025)

General Counsel of

• DFAIDG, DIG, DEM and DFAITC (since 2001)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• the Trust (since 2020)

32

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Executive Vice President of

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Investment LLC (since 2017)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President of

• DFA Australia Limited (since 1997)

• Dimensional Fund Advisors Ltd. (since 1997)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Secretary of

• DFA Australia Limited (since 2001)

• Dimensional Fund Advisors Ltd. (since 2001)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Assistant Secretary of

• Dimensional Hong Kong Limited (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• DFA Australia Limited (since 2007)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Secretary and General Counsel (2006 – 2025), and Executive Vice President (2006 – 2025) of

• Dimensional Holdings LLC

33

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Selwyn J. Notelovitz 1961	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President (since December 2012) and Chief Compliance Officer (since 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

Chief Compliance Officer (since 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Formerly, Chief Compliance Officer of

• Dimensional Fund Advisors Canada ULC (2020-2025)

• Dimensional Holdings Inc. (2020-2025)

• Dimensional Investment LLC (2020-2025)

Formerly, Vice President of

• Dimensional Investment LLC (2012-2025)

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer of

• the DFA Fund Complex (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2025)

• Dimensional Funds Trust (since 2025)

Vice President (since 2016) of

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2023)

Formerly, Vice President (2016-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Savina B. Rizova 1981	Co-Chief Investment Officer	Since 2024

Co-Chief Investment Officer of

• the DFA Fund Complex (since 2024)

• DFA Australia Limited (since 2024)

• DFA Securities LLC (since 2024)

• Dimensional Cayman Commodity Fund I Ltd. (since 2024)

• Dimensional Fund Advisors Canada ULC (since 2024)

• Dimensional Fund Advisors LP (since 2024)

• Dimensional Japan Ltd. (since 2024)

• Dimensional Funds Trust (since 2025)

Global Head of Research (since April 2020) of

• Dimensional Fund Advisors LP

Vice President (since 2012) of

• Dimensional Fund Advisors LP

• DFA Securities LLC

34

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Co-Chief Investment Officer (2024-2025) of

• Dimensional Holdings Inc.

• Dimensional Holdings LLC

• Dimensional Investment LLC

Formerly, Vice President (2012-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Vice President (2016-2024) of

• DFA Securities LLC (2016-2024)

• Dimensional Holdings Inc. (2016-2025)

• Dimensional Investment LLC (2016-2025)

1 Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

As of January 31, 2026, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Portfolios described in this SAI.

SERVICES TO THE TRUST

Administrative Services

Citi Fund Services Ohio, Inc. (“CFSO”), 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the accounting and administration services and dividend disbursing agent for each Portfolio. The services provided by CFSO are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, preparation of financial and regulatory reports, fund accounting and tax services, and dividend disbursing agency services. For the administrative and accounting services provided by CFSO, CFSO receives reimbursement for certain out-of-pocket costs and compensation in the form of transaction fees and asset-based fees which are aggregated and paid monthly.

The fee schedule is set forth in the table below:

Net Asset Value of the Dimensional ETFs (Excluding Fund of Funds)	Annual Basis Point Rate
$0 - $10 Billion	0.35
Over $10 Billion - $50 Billion	0.30
Over $50 Billion	0.25

The fees paid to CFSO under the fee schedule are allocated to the Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Dimensional ETFs (excluding fund of funds). Separately, any Portfolio that operates as a fund of funds pays an annual fee of $15,000, in lieu of the fee schedule above.

35

Custodian

Citibank, N.A. (the “Custodian”), 111 Wall Street, New York, NY, 10005, serves as the custodian for the Portfolios.

The Custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities. The Custodian is authorized to appoint certain foreign custodians or foreign custody managers for the International Portfolios’ investments outside the U.S.

Transfer Agent

Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the transfer agent for the Portfolios.

Distributor

DFA Securities LLC (“DFAS” or the “Distributor”), a wholly owned subsidiary of the Advisor, acts as the principal underwriter in the continuous public offering of the Trust’s shares. DFAS is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

Shares are continuously offered for sale by the Trust through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section of this SAI. Portfolio shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

The Distributor may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Portfolio shares. Such Soliciting Dealers may also be Authorized Participants, Depository Trust Company (“DTC”) participants and/or investor services organizations.

The Distributor may be entitled to payments from the Trust under the Rule 12b-1 plan. Except as noted, the Distributor received no other compensation from the Trust for acting as underwriter. In accordance with the Rule 12b-1 plan, each Portfolio is authorized to pay Rule 12b-1 fees to the Distributor of up to 0.25% of the Portfolio’s average daily net assets per year for any activities primarily intended to result in the sale of Creation Units of the Portfolio or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Portfolios; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor. The 12b-1 Plan is a compensation plan. Thus, to the extent that the fee is authorized, it is payable regardless of the distribution-related expenses actually incurred and so the amount of distribution fees paid by the shares during any year may be more than actual expenses incurred pursuant to the 12b-1 Plan. A Portfolio will not pay more than the maximum amount allowed under the 12b-1 Plan.

The Rule 12b-1 plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, investment opportunities and diversification. No fees are currently paid by any Portfolio under the Rule 12b-1 plan and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Portfolio. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

36

The Rule 12b-1 plan will remain in effect for a period of one year and is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Rule 12b-1 plan may not be amended to increase materially the amount of fees paid by any Portfolio unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by a vote of the majority of those Disinterested Trustees who have no direct or indirect financial interest in the Rule 12b-1 plan or in any agreements related thereto (“Rule 12b-1 Trustees”). The Rule 12b-1 plan is terminable with respect to a Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding Shares.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Trust. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of each Portfolio. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of its respective assets.

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the International Portfolios (each a "DFA Australia Sub-Advised Fund"). DFA Australia’s duties include the maintenance of a trading desk for each DFA Australia Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFA Australia Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a DFA Australia Sub-Advised Fund and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by a DFA Australia Sub-Advised Fund as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to each DFA Australia Sub-Advised Fund, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the International Portfolios (each a "DFAL Sub-Advised Fund"). DFAL’s duties include the maintenance of a trading desk for each DFAL Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFAL Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by each DFAL Sub-Advised Fund and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each DFAL Sub-Advised Fund as well as making recommendations and elections on corporate actions.

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Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below. Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolios or other investment companies advised by the Advisor (“DFA Advised Funds”). Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses and speakers’ fees. The Advisor has consulting arrangements with certain speakers, who may be affiliated with a client of the Advisor. The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events. The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events. Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above. The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates. However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals. Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

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Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds, or model portfolios that use the DFA Advised Funds, on platforms and through programs or products made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, platforms, programs, or products in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. The Advisor or its advisory affiliates may also make payments to Intermediaries related to marketing activities and presentations, educational training programs, conferences, data provision services, or making shares of the DFA Advised Funds available to their customers generally and in certain investment programs. The Advisor may make payments to Intermediaries and other financial service providers for data regarding DFA Advised Funds, such as statistical information regarding sales of shares of DFA Advised Funds through Intermediaries. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds, the Advisor, or their clients with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement or inclusion with such Intermediaries’ platforms, programs or products. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels, be a fixed amount, and/or depend on assets invested in a particular fund through such Intermediary.

The services, arrangements, and payments described above, which may be significant to the Intermediaries, present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

As of January 31, 2026, the Intermediaries receiving such payments include: Advyzon, Charles Schwab & Co. Inc., Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC, Great-West Life & Annuity Insurance Company, LPL Financial LLC, National Financial Services, LLC, Orion Portfolio Solutions, LLC, Principal Life Insurance Company, Raymond James & Associates, Inc., Standard Retirement Services, Transamerica Retirement Solutions, LLC, and UBS Financial Services Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since January 31, 2026 are not included in this list. Please contact your salesperson, advisor, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive.

Any payments described above made by the Advisor, or an affiliate of the Advisor, will be made from their own assets and not from the assets of the Portfolios. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Portfolios' prospectuses.

Data Services Purchased by the Advisor

The Advisor purchases certain data services and products used by the Advisor for sales, distribution and research purposes. In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.

MANAGEMENT FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Chairman Emeritus of the Trust. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.

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For the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023, the Portfolios paid management fees as set forth in the following table.

Portfolio (Inception Date)	For the Fiscal Year Ended October 31,	Gross Management Fees (000)	Management Fees Waived / Expenses Reimbursed (000)	Net Management Fees (After Waivers/Expense Reimbursements) (000)

Dimensional US Sustainability Core 1 ETF (November 1, 2022)	2025	$2,012	None	$2,012
	2024	$1,293	$84	$1,377	*
	2023	$494	($84)	$410

Dimensional International Sustainability Core 1 ETF (November 1, 2022)	2025	$1,366	$28	$1,394	**
	2024	$800	($6)	$794	**
	2023	$345	($112)	$233

Dimensional Emerging Markets Sustainability Core 1 ETF (November 1, 2022)	2025	$1,341	($102)	$1,239
	2024	$841	($143)	$698
	2023	$446	($229)	$217

Dimensional Global Sustainability Fixed Income ETF (November 15, 2022)	2025	$926	$41	$967	*
	2024	$563	$27	$590	*
	2023	$212	($68)	$144

*		After recoupment of fees previously waived
**		After waiver and recoupment of fees previously waived

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENT

Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2027, and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver and Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below.

Portfolio	Expense Limitation Amount
Dimensional US Sustainability Core 1 ETF	0.18%
Dimensional International Sustainability Core 1 ETF	0.24%
Dimensional Emerging Markets Sustainability Core 1 ETF	0.41%

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Dimensional Global Sustainability Fixed Income ETF	0.24%

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee.The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

Dimensional US Sustainability Core 1 ETF	Jed S. Fogdall, John A. Hertzer, Joseph F. Hohn and Allen Pu
Dimensional International Sustainability Core 1 ETF and Dimensional Emerging Markets Sustainability Core 1 ETF	William B. Collins-Dean, Jed S. Fogdall and Mary T. Phillips
Dimensional Global Sustainability Fixed Income ETF	Lacey N. Huebel, Joseph F. Kolerich and David A. Plecha

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered investment companies; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2025

William B. Collins-Dean

• 25 U.S. registered mutual funds with $133,778 million in total assets under management.

• 7 unregistered pooled investment vehicles with $12,278 million in total assets under management.

• 7 other accounts with $3,371 million in total assets under management.

Jed S. Fogdall

• 130 U.S. registered mutual funds with $639,053 million in total assets under management.

• 29 unregistered pooled investment vehicles with $38,291 million in total assets under management, of which 1 account with $186 million in assets may be subject to a performance fee.

• 1,799 other accounts with $41,471 million in total assets under management, of which 4 accounts with $1,470 million in assets may be subject to a performance fee.

John A. Hertzer

• 32 U.S. registered mutual funds with $217,244 million in total assets under management.

• 3 unregistered pooled investment vehicles with $7,191 million in total assets under management.

• 2 other accounts with $9,882 million in total assets under management.

Joseph F. Hohn

• 32 U.S. registered mutual funds with $211,168 million in total assets under management.

• 7 unregistered pooled investment vehicles with $1,153 million in total assets under management.

• 2 other accounts with $4,355 million in total assets under management.

Lacey N. Huebel

• 6 U.S. registered mutual funds with $14,330 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 3 other accounts with $1,231 million in total assets under management.

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Joseph F. Kolerich

• 67 U.S. registered mutual funds with $121,812 million in total assets under management.

• 4 unregistered pooled investment vehicles with $4,870 million in total assets under management.

• 6 other accounts with $2,164 million in total assets under management.

Mary T. Phillips

• 48 U.S. registered mutual funds with $176,724 million in total assets under management.

• 8 unregistered pooled investment vehicles with $13,931 million in total assets under management.

• 0 other accounts.

David A. Plecha

• 67 U.S. registered mutual funds with $121,812 million in total assets under management.

• 4 unregistered pooled investment vehicles with $4,870 million in total assets under management.

• 6 other accounts with $2,164 million in total assets under management.

Allen Pu

• 70 U.S. registered mutual funds with $338,223 million in total assets under management.

• 16 unregistered pooled investment vehicles with $29,175 million in total assets under management.

• 0 other accounts.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

• Annual Bonus. Each portfolio manager may receive an annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Conflicts of interest may arise in the portfolio managers' management of the Portfolios, along with other investment companies within the DFA Fund Complex (herein referred to as “portfolios”). Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and account. Other accounts include registered mutual funds and exchange-traded funds (other than the portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a portfolio. Actual or apparent conflicts of interest include:

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• Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

• Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

• Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

• Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to a portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Trust have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2025 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Dimensional US Sustainability Core 1 ETF	Jed S. Fogdall John A. Hertzer Joseph F. Hohn Allen Pu	None $50,001 - $100,000 None None
Dimensional International Sustainability Core 1 ETF	William B. Collins-Dean Jed S. Fogdall Mary T. Phillips	None None None

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Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Dimensional Emerging Markets Sustainability Core 1 ETF	William B. Collins-Dean Jed S. Fogdall Mary T. Phillips	None None None
Dimensional Global Sustainability Fixed Income ETF	Lacey N. Huebel Joseph F. Kolerich David A. Plecha	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000

CODE OF ETHICS

The Trust, the Advisor, DFA Australia, DFAL and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The Trust currently has authorized and allocated to each Portfolio an unlimited number of shares of beneficial interest with no par value.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Portfolios) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

Each Share issued by a Portfolio has a pro rata interest in the assets of the Portfolio. Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. However, matters affecting only one particular Portfolio or class can be voted on only by shareholders in such Portfolio or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

The Agreement and Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. However, shareholders should be aware that they cannot waive their rights under the federal securities laws. The Declaration provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

The Declaration also requires that actions by shareholders against a Portfolio be brought only in a certain federal court in Texas, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware as required by applicable law, or the Superior Court of Delaware, and that the right to jury trial be waived to the fullest extent permitted by law.

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Book Entry Only System.  The following information supplements and should be read in conjunction with the relevant information included in the Prospectus. DTC Acts as securities depository for Shares.  Shares of the Portfolios are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.  No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Portfolio held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Portfolio distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Portfolio Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Portfolio as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of the DTC participants, as of January 31, 2026, the following DTC participants owned of record 5% or more of the outstanding shares of the Portfolios, as set forth below:

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DIMENSIONAL US SUSTAINABILITY CORE 1 ETF
Charles Schwab & Co., Inc.*	56.32%
211 Main St
San Francisco, CA 94105

Fidelity*	24.00%
245 Summer Street
Boston, MA 02210

Charles Schwab Retail*	5.15%
211 Main St
San Francisco, CA 94105

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF
Charles Schwab & Co., Inc.*	63.34%
211 Main St
San Francisco, CA 94105

Fidelity*	15.61%
245 Summer Street
Boston, MA 02210

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF
Charles Schwab & Co., Inc.*	63.13%
211 Main St
San Francisco, CA 94105

Fidelity*	16.25%
245 Summer Street
Boston, MA 02210

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF
Charles Schwab & Co., Inc.*	65.89%
211 Main St
San Francisco, CA 94105

Maseco Private Wealth*	12.96%
11 Keely Street
London, WC2B

Fidelity*	5.83%
245 Summer Street
Boston, MA 02210

*   Owner of record only (omnibus).

To the best knowledge of the Trust, no other DTC participant held of record more than 5% of the outstanding shares of a Portfolio.

Following the creation of the initial Creation Unit(s) of shares of a Portfolio and immediately prior to the commencement of trading in the Portfolio’s shares, a holder of shares, including the Advisor, may be a “control person” of the Portfolio, as defined in the 1940 Act. A Portfolio cannot predict the length of time for which one or more shareholders may remain a control person of the Portfolio.

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CREATION AND REDEMPTION OF CREATION UNITS

General

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

Each Portfolio effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into authorized participant agreements, as described further below. Each Portfolio may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below, or Shares may be offered and redeemed partially or solely for cash. For each Portfolio, the Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof.

To the extent the Portfolios engage in in-kind transactions, the Portfolios intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant (as defined below under “Procedures for Creation of Creation Units”) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

The Portfolios may utilize custom creation or redemption baskets consistent with Rule 6c-11. Custom orders may be required to be received by the Transfer Agent by 3:00 p.m., Eastern Time (for the Equity Portfolios) or 1:00 p.m., Eastern Time (for Dimensional Global Sustainability Fixed Income ETF), to be effectuated based on the Portfolio’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or redemption basket and therefore has additional cash included in lieu of such instrument. The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of a Portfolio and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the Advisor who are required to review each custom basket for compliance with the parameters.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Creations

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.

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The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

Creation Units may also be sold partially or solely for cash. When partial or full cash purchases of Creation Units are available or specified for a Portfolio, such purchases will be effected in essentially the same manner as in-kind purchases of Creation Units. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would have otherwise delivered in an in-kind purchase, in addition to the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Portfolio. If the Authorized Participant acts as a broker for the Portfolio in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs. Notwithstanding the above, a Portfolio may determine not to charge a Transaction Fee or other costs associated with such purchases with cash when the Advisor has determined that doing so is in the best interest of Portfolio shareholders, This may occur in instances when a cash Creation Unit is accepted to facilitate the rebalance of the Portfolio’s portfolio holdings in a more tax efficient manner than could be achieved without such order, even if the decision to not charge such fees and expenses could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Portfolio’s portfolio transactions in connection with such orders.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required quantities of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day and subject to possible amendment or correction) for the Portfolios.

The Portfolios reserve the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Advisor are implemented for a Portfolio. The composition of the Fund Deposit may also change in response to adjustments to the weighting or composition of the component securities constituting a Portfolio’s investment portfolio. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Trust, and the Trust's determination shall be final and binding.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Portfolio, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed further below).  A Participating Party and DTC Participant are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for a list of current Authorized Participants.  All Shares of the Portfolios, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Placement of Creation Orders. All orders to create Creation Units must be placed for one or more Creation Unit sized aggregations of a specified number of Shares.  All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than the order cut-off time designated by the Trust

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(“Closing Time”) on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Portfolio as next determined on such date after receipt of the order in proper form. With certain exceptions, the Closing Time for a Portfolio usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern Time. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order must generally be received by the Transfer Agent no later than 3:00 p.m., Eastern Time (for the Equity Portfolios) or 1:00 p.m., Eastern Time (for Dimensional Global Sustainability Fixed Income ETF), on the date such order is placed. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor and the Transfer Agent as described below in this SAI and pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication systems failure, may impede the ability to reach the Distributor, Transfer Agent or Authorized Participant.

Investors other than Authorized Participants are responsible for making arrangements for a creation request to be made through an Authorized Participant. Orders to create Creation Units of a Portfolio shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. The Authorized Participant must make available on or before the prescribed settlement date, by means satisfactory to a Portfolio, immediately available or same day funds estimated by the Portfolio to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Portfolio have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effecting such transfer of the Fund Deposit.

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, the International Portfolios reserve the right to settle Creation Unit transactions on a basis other than T+1 to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates or if necessary or appropriate under the circumstances.

If any portion of the Cash Component and the Deposit Securities or any additional cash collateral amount specified by the Trust are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the

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Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.

Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Portfolio reserves the right (to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder) to reject or revoke a creation order for any reason, including if: (a) the order is not in proper form; (b) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Portfolio; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) deemed appropriate, in the Portfolio’s sole discretion, due to extraordinary circumstances during which non-U.S. markets on which the Portfolio's holdings are traded closed for a limited period of time, in order to protect Portfolio shareholders from any dilutive costs that may be associated with the purchase of Deposit Securities in connection with creation orders on such days; or (f) in the event that circumstances outside the control of the Portfolio, the Distributor, the Transfer Agent or the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Portfolio, Advisor, the Distributor, Transfer Agent, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of the rejection of the order of such person.  The Portfolios, Custodian, sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

A Portfolio may issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105%, and up to 115%, of the value of the missing Deposit Securities, which percentage the Advisor may change at any time, in its sole discretion, of the value of the missing Deposit Securities. The Trust may use such cash deposit at any time to buy Deposit Securities for the Portfolio. The only collateral that is acceptable to a Portfolio is cash in U.S. dollars. Such cash collateral generally must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for the International Portfolios) or 2 p.m., Eastern Time, on the prescribed settlement date (for the Dimensional US Sustainability Core 1 ETF) or such other time as designated by the Custodian. The Portfolio may buy the missing Deposit Securities at any time, and the Authorized Participant will be subject to liability for any shortfall between the cost to the Portfolio of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Portfolio reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Portfolio and the Portfolio’s determination shall be final and binding.

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Creation Transaction Fee.  A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for a Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to a Portfolio. Investors who use the services of a broker or other financial intermediary to acquire Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard creation transaction fees and maximum additional charge (as described above):

Portfolio	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
Dimensional US Sustainability Core 1 ETF	$800	3%
Dimensional International Sustainability Core 1 ETF	$6,000	7%
Dimensional Emerging Markets Sustainability Core 1 ETF	$9,000	7%
Dimensional Global Sustainability Fixed Income ETF	$300	3%

* As a percentage of the NAV per Creation Unit.

If a purchase consists of a cash portion and the Portfolio places a brokerage transaction to purchase securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Redemptions

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent and only on a Business Day. The Portfolios will not redeem Shares in amounts less than Creation Units. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by a Portfolio. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Portfolio Shares to constitute a redeemable Creation Unit.

When in-kind redemptions are available or specified for a Portfolio, the redemption proceeds for a Creation Unit generally consist of a designated portfolio of investments including cash in lieu of all or a portion of such investments (“Fund Instruments”) plus or minus the Cash Component, as next determined after a receipt of a request in proper form, together with the applicable redemption transaction fees (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. The Fund Instruments together with the Cash Component comprise the “Fund Redemption.” The Cash Component, also commonly referred to as the balancing amount, included in the Fund Redemption is a compensating cash payment equal to the difference, if any, between (i) the NAV attributable to a Creation Unit and (ii) the aggregate market value of the Fund Instruments (i.e., securities or other instruments in the in-kind redemption basket) and/or the cash in-lieu of all or a portion of the Fund Instruments. In the event that the Fund Instruments and the cash in lieu have a value greater than the NAV of the Portfolio Shares, the Cash Component is required to be paid by the redeeming shareholder. If the NAV attributable to a Creation Unit exceeds the market value of the Fund Instruments and the cash in-lieu amount, if any, the Portfolio pays the Cash Component to the redeeming shareholder.

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Creation Units may also be redeemed partially or solely for cash. A Portfolio may pay out the proceeds of redemptions of Creation Unit solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Portfolio may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Portfolio next determined after the redemption request is received in proper form (minus applicable redemption transaction fees and an additional charge for requested cash redemptions specified below, to offset the brokerage and other transaction costs associated with the disposition of Fund Instruments). Proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Portfolio in connection with the sale of Fund Instruments, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Instruments and Cash Component that will be applicable (based on information at the end of the previous Business Day and subject to possible amendment or correction) to redemption requests received in proper form on that day. Fund Instruments received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

The Portfolios reserve the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust’s determination shall be final and binding. The Portfolios reserve the right to make redemption payments in cash, in-kind or a combination of each.

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”) or, for the Dimensional Emerging Markets Sustainability Core 1 ETF, three Business Days (“T+3”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 or T+3, as applicable, if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 or T+3 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 or T+3 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

Because the portfolio securities of a Portfolio may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Portfolio, investors may not be able purchase or sell shares of the Portfolio on the Exchange on days when the NAV of the Portfolio could be significantly affected by events in the relevant non-U.S. markets. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Portfolio or determination of a Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Portfolio, at or prior to 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for the International Portfolios) or 2 p.m., Eastern Time, on the prescribed settlement date (for the Dimensional US Sustainability Core 1 ETF), the Transfer Agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, and up to 115%, of the value of the missing Shares, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Shares. Such cash collateral must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date (for the International Portfolios) or 2 p.m., Eastern Time, on the prescribed settlement date (for the Dimensional US Sustainability Core 1 ETF) and shall be held by the Custodian and

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marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Portfolio may purchase missing Portfolio Shares or acquire the Fund Instruments and the Cash Component underlying such Shares, and the Authorized Participant will be subject to liability for any shortfall between the cost of the Portfolio acquiring such Shares, the Fund Instruments or Cash Component and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Placement of Redemption Orders. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement and this Statement of Additional Information are properly followed. If the Transfer Agent does not receive the Shares through DTC by 2 p.m., Eastern Time, on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for the transfers of shares through the DTC may be significantly earlier than the close of business on the Exchange.

An order to redeem Creation Units made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. On days when the Exchange closes earlier than normal, orders to redeem Creation Units may need to be placed earlier in the day.

Redemption Transaction Fee.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Portfolio. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the redemption transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such redemption, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Instruments from a Portfolio to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard redemption transaction fees and maximum additional charge (as described above):

Portfolio	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
Dimensional US Sustainability Core 1 ETF	$800	2%
Dimensional International Sustainability Core 1 ETF	$6,000	2%
Dimensional Emerging Markets Sustainability Core 1 ETF	$9,000	2%
Dimensional Global Sustainability Fixed Income ETF	$300	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.

If a redemption consists of a cash portion and a Portfolio places a brokerage transaction to sell securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as "the Portfolio"). Unless you are invested in the Portfolio through a qualified retirement

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plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

• Distribution Requirement —the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

• Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

• Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be

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required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and sales or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain,

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net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

• any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

• the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the

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Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Purchase of shares. As a result of tax requirements, the Trust on behalf of the Portfolio has the right to reject an order to purchase shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Portfolio and if, pursuant to Sections 351 and 362 of the Code, the Portfolio would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals. Amounts reported by the Portfolio as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not

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eligible for treatment as qualified dividend income. Because the income of the Fixed Income Portfolio is derived primarily from interest on debt securities, none or only a small amount of the Portfolio’s dividends will be qualified dividend income. Income dividends from interest earned by the Portfolio on debt securities will continue to be taxed at the higher ordinary income tax rate.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment. Because the income of the Fixed Income Portfolio is derived primarily from interest on debt securities, none or only a small amount of its distributions are expected to qualify for the corporate dividends-received deduction.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. You will be informed of the amount and character of distributions and the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report and distribute, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your

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investment in the Portfolio. Taxable distributions declared by the Portfolio in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales and Exchanges of Portfolio Shares

In general. If you are a taxable investor, sales and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you sell your Portfolio shares, the IRS requires you to report any gain or loss on your sale. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If the Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales. All or a portion of any loss that you realize on a sale of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

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Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount

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paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the

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Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

• provide your correct social security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

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Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer Portfolio shares.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The

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U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor applicable to the Portfolios. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to

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oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolios, such as authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies for the Portfolios in a manner that the Advisor determines is in the best interests of the Portfolios and which seeks to maximize the value of the Portfolios’ investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the Portfolios, and any particular investment or voting guidelines of specific funds or accounts. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies, Voting Guidelines or procedures. Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines or procedures, the Advisor considers such votes not to be affected by conflicts of interest. However, the Voting Policies do address the procedures to be followed if a potential or actual conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines or procedures (or in the case where the Voting Guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. The Advisor may face a conflict of interest in determining whether to vote or refrain from voting proxies for a Portfolio where the Advisor has agreed to assume the costs of the Portfolio’s voting expenses because, for such Portfolio, the costs of voting proxies are effectively paid by the Advisor. The Advisor believes such conflicts of interest are addressed by applying the same cost-benefit analysis across all clients, without regard to whether the Advisor has a conflict, such as by assuming the costs of voting on behalf of a client. To the extent a conflict arises in connection with a proposed engagement with a portfolio company, the proposed engagement will be brought to the Investment Stewardship Committee for consideration of how to proceed. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of the Trust.

To avoid certain potential conflicts of interest, the Advisor generally will employ mirror voting, if possible, when a Portfolio invests in another portfolio (an “Acquired Fund”) in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the Acquired Fund’s shares. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will vote in accordance with the recommendation of such Acquired Fund’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Portfolio will solicit voting instructions from its shareholders as to how to vote on the Acquired Fund’s proposals.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes that deviate from the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio would be served by, or applicable legal and fiduciary standards require, such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee for review. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of a Portfolio. Irrespective of the foregoing, the Advisor’s decision-making to vote or refrain from voting will be made following a cost-benefit analysis described below.

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In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. For example, the Advisor will generally refrain from voting proxies where the Advisor anticipates that the costs to a Portfolio of voting could exceed the expected benefits of voting. Note that securities issued in non-U.S. jurisdictions can be subject both to direct costs and opportunity costs which are not associated with voting U.S. proxies. As a result, were the Advisor to refrain from voting proxies, it would be more likely to do so for votes for matters related to non-U.S. issuers rather than U.S. issuers. The Advisor considers updates on proxy voting costs and voting impediments and its overall cost-benefit analysis for each Portfolio and country periodically, no less frequently than annually. In certain circumstances, for example, for a Portfolio with a relatively small amount of assets under management that invests significantly in non-U.S. issuers and has a large number of holdings, the Advisor’s cost-benefit analysis may result in the Advisor refraining from voting all proxies for such Portfolio. Notwithstanding the foregoing, in the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that the Portfolio’s vote is reasonably likely to be determinative of the outcome of the contest, and the expected benefits of voting a particular proxy vote exceed the costs, the Advisor will make reasonable efforts to vote that proxy.

For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is generally the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting. In certain countries, including the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote and this may also inform the Advisor’s voting decision.

Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Committee, with the aim of applying the same general principles as are set out in the Guidelines.

The Advisor considers social issues when voting proxies for portfolios that incorporate social considerations in their design and considers sustainability issues when voting proxies for portfolios that incorporate sustainability considerations in their design, as further described in the Voting Guidelines. The Advisor may also take social or sustainability issues into account when voting proxies for portfolios that do not incorporate social or sustainability considerations in their design if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with applicable law and the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.

The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of a Portfolio; and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions and making such decisions in accordance with its fiduciary duties. The Advisor has designed Voting Policies to prudently select, oversee and evaluate Proxy Service Firms consistent with the Advisor’s fiduciary duties, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide Proxy Voting Services to support the Advisor’s voting in accordance with the Voting

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Policies. Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies and fiduciary duties. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how each of the Portfolios voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) by contacting the Trust at the address or telephone number appearing on the cover of this SAI, (ii) on the Advisor’s website at https://www.dimensional.com/who-we-are/investment-stewardship and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on its primary listing exchange, each Portfolio discloses on its website the portfolio holdings that will form the basis of the Portfolio’s next NAV per share calculation as required by Rule 6c-11. In addition, portfolio holdings information may also be made available to certain entities, including Trust service providers and institutional market participants, as described below.

Basket Composition Files

The Portfolios may make available through the facilities of the NSCC or through posting on a Portfolio’s publicly available website, prior to the opening of trading on each business day, (i) pricing basket files, which include full portfolio holdings; and (ii) trading basket files, which include the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components.

Authorized Participants and Institutional Market Participants

The Advisor may provide certain information concerning a Portfolio’s portfolio holdings to certain entities (defined below) in a format not available to other current or prospective Portfolio shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. The “entities” referred to are generally limited to NSCC members and subscribers to various fee-based subscription services, including Authorized Participants and other institutional market participants and entities that provide information services. This information may or may not reflect the pro rata composition of a Portfolio’s portfolio holdings.

Third-Party Service Providers

Certain portfolio holdings information may be disclosed to third-party service providers to the Trust (e.g., the Trust’s auditors, legal counsel, administrator, custodian, transfer agent) subject to appropriates confidentiality agreements with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Portfolios, the terms of the current registration statements and federal securities laws and regulations thereunder. From time to time, and in the ordinary course of business, such information may also be disclosed, subject to appropriate confidentiality agreements, to other entities that provide services to the Portfolios, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Portfolio. The information is generally provided to such service providers after it has been disseminated to the NSCC.

Additional Communications

In addition to the daily posting of portfolio holdings discussed above, the Portfolios may also directly provide such portfolio holdings, or information derived from such portfolio holdings, to parties who specifically

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request it, provided that: (i) the availability of the Portfolios’ portfolio holdings is disclosed in the Portfolios’ registration statement, as required by applicable law, as well as on the Portfolios’ website; (ii) the Advisor determines that such disclosure is in the best interests of Portfolio shareholders; (iii) such information is made equally available to anyone requesting it; and (iv) it is determined that the disclosure does not present the risk of such information being used to trade against the Portfolios as the holdings information for the Portfolios is publicly disclosed on the Portfolios’ website daily, and no party is receiving an advantage over another.

The Portfolios do not selectively disclose non-public holdings information to third parties other than those disclosed above. If the Portfolios do selectively disclose holdings information the following procedures will be followed. The Head of the Global Client Group and the Trust’s Chief Compliance Officer (“Designated Persons”) or a delegate of the same, respectively, together may authorize the selective disclosure of non-public holdings information of the Portfolios to those entities (each a “Recipient”) who (1) specifically request the non-public holdings information for a purpose which the Designated Persons determine is consistent with a Portfolio’s legitimate business purpose, (2) the Designated Persons determine that such disclosure is in the best interest of the Portfolio’s shareholders and (3) in making such disclosure, no conflict exists between the Portfolio’s shareholders and those of the Advisor or the Trust’s principal underwriter. Prior to receiving non-public holdings information, a Recipient will execute a use and non-disclosure agreement and abide by its trading restrictions. The Trust’s Chief Compliance Officer or a delegate of the same will review and approve any delegates named by Designated Persons and will maintain list of the same.

SECURITIES LENDING

The Board of the Portfolios has approved their participation in a securities lending program. Under the securities lending program, Citibank, N.A. serves as the securities lending agent for the Portfolios.

For the fiscal year ended October 31, 2025, the income earned by the Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios and Citibank, N.A. (the “Securities Lending Agent”), were as follows:

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Fees and/or compensation from securities lending activities and related services:
Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid from any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees / compensation for securities lending activities	Net Income from securities lending activities
Dimensional US Sustainability Core 1 ETF	$1,662,977	$7,646	$18,766	–	–	$1,567,839	–	$1,594,251	$68,726
Dimensional International Sustainability Core 1 ETF	$1,094,115	$16,641	$10,757	–	–	$875,458	–	$902,856	$191,259
Dimensional Emerging Markets Sustainability Core 1 ETF	$623,627	$46,466	$2,381	–	–	$156,596	–	$205,443	$418,184
Dimensional Global Sustainability Fixed Income ETF	$182,789	$2,040	$1,921	–	–	$155,365	–	$159,326	$23,463
*	The amounts included in the table above may differ from the amounts disclosed in the Portfolios' annual financial statements due to timing differences, reconciliations and certain other adjustments.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Trust and audits the annual financial statements of the Portfolios.  PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042. The audited financial statements and financial highlights of each Portfolio for the fiscal year ended October 31, 2025, as set forth in the Trust’s Annual Financial Statements & Other Information, including the report of PwC, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Annual Financial Statements & Other Information upon request and without charge, by contacting the Trust at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and peer fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

70

Exhibit A

Summary of Sustainability Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting (or refraining from voting) proxies, Dimensional1 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account.

Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets for the funds and accounts that incorporate sustainability considerations in their investment guidelines or have made an affirmative election or provided instruction that Dimensional should prioritize such considerations as part of voting (the “Sustainability-Voting Funds and Accounts”).

Global Evaluation Framework – Sustainability

Dimensional’s Global Evaluation Framework – Sustainability sets out Dimensional’s general expectations for all portfolio companies in Sustainability-Voting Funds and Accounts. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process2;

Additionally, Dimensional may vote against directors, committee members, or the full board of portfolio companies in sectors with high greenhouse gas emissions which have not disclosed the following:

• Scope 1 and 2 greenhouse gas emissions;

• Targets to reduce greenhouse gas emissions; and

• Board oversight of climate-related policies and procedures.

[1]

“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

[2]

As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

1. Board and committee independence;

2. Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:

• The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;

• How the performance of individual directors and the board as a whole is assessed;

• The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;

• Board refreshment mechanisms;

• Director recruitment policies and procedures; and

• The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

• Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;

• Whether the portfolio company complies with market best practice with regards to refreshment mechanisms, including tenure limits; and

• Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.

Dimensional may consider a board’s diversity when evaluating the effectiveness of a portfolio company’s board refreshment process. Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Anti-Takeover Provisions

Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post-initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.

Related-Party Transactions

Dimensional believes portfolio company related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.

Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.

To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

In markets where components of executive remuneration, such as performance rights or options, are required to be subject to a separate shareholder vote, Dimensional will consider these proposals in line with the principles above.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Unequal Voting Rights

Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adopt or maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.

Say on Climate

Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.

Shareholder Proposals

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

When evaluating environmental or social shareholder proposals, Dimensional will use research to consider whether the proposal addresses a material issue to the portfolio company, the portfolio company’s current handling of the issue (both on an absolute basis and relative to market practices), the portfolio company’s compliance with regulatory requirements, and the potential cost to the portfolio company of implementing the proposal.

On behalf of Sustainability-Voting Funds or Accounts, Dimensional will typically support, subject to the foregoing considerations, proposals for greater board accountability, improved policies and procedures, or increased disclosure on the following matters:

• Climate-related risks and greenhouse gas emissions

• Environmental impact

• Climate-related lobbying activities

• Financing of fossil fuel activities

• Workforce gender diversity

• Human rights risk

• Factory Farming

• Sale and distribution of tobacco products

Virtual Meetings

Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:

• The ability to see and hear portfolio company representatives;

• The ability to ask questions of portfolio company representatives; and

• The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.

Disclosure of Vote Results

Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.

Disclosure of Meeting Materials

Dimensional expects timely disclosure of meeting notice and materials. Dimensional may vote against individual directors or committee members if disclosure is not made with sufficient time for shareholders to consider the materials prior to the shareholder meeting.

Voting Guidelines for Environmental and Social Matters

Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Dimensional evaluates shareholder proposals on environmental or social issues by paying particular attention to the portfolio company’s current handling of the issue, current disclosures, the financial materiality of the issue, market practices, and regulatory requirements. Dimensional may vote for proposals requesting disclosure of specific environmental and social data, such as information about board oversight, risk management policies and procedures, or performance against a specific metric, if Dimensional believes that the portfolio company’s current disclosure is inadequate to allow shareholders to effectively assess the portfolio company’s handling of a material issue.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

• A description of material risks.

• A description of the process for identifying and prioritizing such risks and how frequently it occurs.

• The policies and procedures governing the handling of each material risk.

• A description of the management-level roles/groups involved in oversight and mitigation of each material risk.

• A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.

• A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, or where a portfolio company has faced a material controversy in relation to the issue, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Political and Lobbying Activities

Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.

In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:

• The board to adopt policies and procedures to oversee political and lobbying expenditures;

• The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and

• That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.

Human Capital Management

Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.

Climate-Related Risks

Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified.

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy.

• Whether the risks are overseen by a specific committee or the full board.

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.

• The management-level roles/groups responsible for managing these risks.

• The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD), International Sustainability Standards Board (ISSB), or Sustainability Accounting Standards Board (SASB) Standards, are not being used.

• Targets used by the portfolio company to manage climate-related risks and performance against those targets.

Human Rights

Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy

• Whether the risks are overseen by a specific committee or the full board

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed

• Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved

• The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises

• Details of violations of the policy and corrective action taken

Technology

Dimensional expects portfolio company boards to exercise oversight of the use of technology, including artificial intelligence (AI), throughout the business and disclose information of their handling of any associated risks, to the extent such risks could be material to the business. With respect to cybersecurity risks in particular, disclosure should include:

• Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents

• The role of management in implementing cybersecurity policies and procedures

• The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.

• Material cybersecurity incidents and remedial actions taken.

Evaluation Framework for U.S. Listed Companies

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:

• The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).

• Failure to adequately respond to majority-supported shareholder proposals.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Age and Term Limits

Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Governance Practices:

Classified Boards

Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Indemnification and Exculpation of Directors and Officers

Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.

Advance Notice Provisions

Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:

• Require shareholder-nominated candidates to disclose information that is not required for new board-nominated candidates

• Impose unduly burdensome disclosure requirements on shareholder proponents

• Significantly limit the time period shareholders have to submit proposals or nominees

Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.

Executive and Director Compensation:

Equity-Based Compensation

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Certain practices, such as:

• multi-year guaranteed bonuses

• excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)

• single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the Compensation Committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Corporate Actions:

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

When evaluating environmental or social shareholder proposals, Dimensional will use research to consider whether the proposal addresses a material issue to the portfolio company, the portfolio company’s current handling of the issue (both on an absolute basis and relative to market practices), the portfolio company’s compliance with regulatory requirements, and the potential cost to the portfolio company of implementing the proposal.

On behalf of Sustainability-Voting Funds or Accounts, Dimensional will typically support, subject to the foregoing considerations, proposals for greater board accountability, improved policies and procedures, or increased disclosure on the following matters: Climate-related risks and greenhouse gas emissions

• Environmental impact

• Climate-related lobbying activities

• Financing of fossil fuel activities

• Workforce gender diversity

• Human rights risk

• Factory Farming

• Sale and distribution of tobacco products

In instances where a shareholder proposal is excluded from the meeting agenda, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. In certain instances, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis if such disclosure is lacking.

Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies

Continental Europe:

Director Election Guidelines

• Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.

• A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one-third independent.

• Executives should generally not serve on audit and remuneration committees.

• The CEO and board chair roles should generally be separate.

• Portfolio companies should comply with Directive (EU) 2022/381 (Gender Balance on Boards of Certain Companies) Regulations 2025 to the extent transposed into national law, relevant listing rules, corporate governance codes, and market best practices with regards to board composition.

Remuneration Guidelines

Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:

• The amount paid to executives;

• Alignment between pay and performance;

• The targets used for variable incentive plans and the ex-post levels achieved; and

• The rationale for any discretion applied.

Other Market Specific Guidelines for Continental Europe

• In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.

United Kingdom:

Dimensional expects portfolio companies to follow the applicable requirements of the FCA Listing Rules, the UK Corporate Governance Code, and market best practice with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to board composition.

Dimensional expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.

With respect to capital structure, Dimensional will consider expectations set forth in the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles and the Pensions and Lifetime Savings Association Guidelines.

Ireland:

Dimensional expects Irish-incorporated companies with their primary listing on Euronext Dublin to follow the requirements of the Irish Corporate Governance Code.

Dimensional expects Irish-incorporated companies to follow the requirements of S.I. No. 215/2015 – European Union (Gender Balance on Boards of Certain Companies) Regulations 2025 with respect to evaluating board composition.

South Africa:

Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.

Framework for Evaluating Australia and New Zealand-Listed Companies

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

When evaluating portfolio company boards, Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively, with respect to board composition. Additionally, Dimensional will generally vote against individual directors or committee members at portfolio companies with no female representation on the board. At companies listed on the S&P/NZX 20, Dimensional generally expects at least 30 percent board female representation.

CEO/Chair

Dimensional expects Australian and New Zealand portfolio companies to separate the CEO and board chair roles, with the board chair being an independent director, in line with the expectations set forth in the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively.

Auditors

Neither Australian nor New Zealand law requires the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee in both markets.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions at Australian and New Zealand portfolio companies, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1 and NZX Listing Rule 4, respectively.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Remuneration

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.

Equity-Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Dimensional may vote against the granting of equity-based awards, such as performance rights, stock options, and stock appreciation rights, to specific executives, including CEOs and Managing Directors, if also voting against the portfolio company’s remuneration report under the analysis set forth in the Executive Remuneration section of the Global Framework.

Framework for Evaluating Japan-Listed Securities

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to board composition, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.

At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, the board should be majority independent.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.

Cross-Shareholding

Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.

Shareholder Rights Plans (Poison Pills)

Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.

Framework for Evaluating Securities in Other Select Asian Markets

Uncontested Director Elections

Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.

Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.

Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.

• All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.

• Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.

• Boards of directors of Thai, Filipino, Hong Kong, Taiwanese and mainland China portfolio companies should be at least 33% independent.

• Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.

• Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.

Dimensional expects portfolio companies to follow applicable corporate governance codes, listing standards, and local market best practices with respect to board composition.

Director Remuneration

In most Asian markets, director remuneration generally consists of both fees and bonuses.

Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.

In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.

Equity Based Remuneration

In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.

When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.

For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.

In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

DIMENSIONAL ETF TRUST

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Charter.

(i) Certificate of Trust dated June 12, 2020, previously filed as Exhibit EX-28.a.i with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(ii) Agreement and Restated Declaration of Trust dated March 25, 2021, previously filed as Exhibit EX-28.a.ii with the Trust's registration statement on September 20, 2021, is hereby incorporated by reference.

(a) Amended and Restated Schedule A to the Declaration of Trust dated February 10, 2026.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.a.ii.a.

(b) By-laws.

(i) Amended and Restated By-Laws effective as of June 24, 2021, previously filed as Exhibit EX-28.b.i with the Trust’s registration statement on February 11, 2022, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders.

(i) Agreement and Declaration of Trust.

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers

(d) Article VIII, Certain Transactions

(e) Article X, Miscellaneous

(ii) By-Laws.

(a) Article II, Meetings of Shareholders

(b) Article VI, Records and Reports

(c) Article VII, General Matters

(d) Article VIII, Amendments

(iii) Part B, Statement of Additional Information – Item 22.

(d) Investment Advisory Contracts.

(i) Investment Management Agreements.

(1) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.1 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional US Core Equity Market ETF

(2) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional Emerging Core Equity Market ETF

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.d.i.2.

(3) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.3 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(4) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.4 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional U.S. Targeted Value ETF

(5) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.5 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Equity ETF

(6) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.6 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Core Equity 2 ETF

(7) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.7 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(8) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.8 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(9) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.9 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional U.S. Small Cap ETF

(10) Amended and Restated Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.10 with the Trust’s registration statement on February 28, 2023, is hereby incorporated by reference, re: the:

* Dimensional Core Fixed Income ETF

(11) Amended and Restated Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.11 with the Trust’s registration statement on February 28, 2023, is hereby incorporated by reference, re: the:

* Dimensional Short-Duration Fixed Income ETF

(12) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.12 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Inflation-Protected Securities ETF

(13) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.13 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional National Municipal Bond ETF

(14) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.14 with the Trust’s registration statement on October 29, 2021 is hereby incorporated by reference, re: the:

* Dimensional US Marketwide Value ETF

(15) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.15 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional US High Profitability ETF

(16) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.16 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional US Real Estate ETF

(17) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.17 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional US Small Cap Value ETF

(18) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.18 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity 2 ETF

(19) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit Ex-28.d.i.19 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Small Cap Value ETF

(20) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.20 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Small Cap ETF

(21) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.21 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International High Profitability ETF

(22) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.22 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets High Profitability ETF

(23) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.23 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets Value ETF

(24) Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.24 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets Core Equity 2 ETF

(25)  Investment Management Agreement between the Registrant and DFA previously filed as Exhibit EX-28.d.i.25 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
*  Dimensional US Sustainability Core 1 ETF

(26) Investment Management Agreement between the Registrant and DFA previously filed as Exhibit EX-28.d.i.26 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the
* Dimensional International Sustainability Core 1 ETF

(27) Investment Management Agreement between the Registrant and DFA previously filed as Exhibit EX-28.d.i.27 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the
* Dimensional Emerging Markets Sustainability Core 1 ETF

(28) Investment Management Agreement between the Registrant and DFA previously filed as Exhibit EX-28.d.i.28 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the
* Dimensional Global Sustainability Fixed Income ETF

(29) Investment Management Agreement between the Registrant and DFA previously filed as Exhibit EX-28.d.i.29 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the
* Dimensional US Large Cap Value ETF

(30) Amended and Restated Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.30 with the Trust’s registration statement on February 28, 2023, is hereby incorporated by reference, re: the:

* Dimensional Global Real Estate ETF

(31) Amended and Restated Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.31 with the Trust’s registration statement on February 28, 2025, is hereby incorporated by reference, re: the:

*  Dimensional US Large Cap Vector ETF

(32) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.32 with the Trust’s registration statement on June 16, 2023, is hereby incorporated by reference, re: the:

*  Dimensional California Municipal Bond ETF

(33) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.33 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

*  Dimensional US Core Equity 1 ETF

(34) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.34 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

*  Dimensional Ultrashort Fixed Income ETF

(35) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.35 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

*  Dimensional Global Core Plus Fixed Income ETF

(36) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.36 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

*  Dimensional Global Credit ETF

(37) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.37 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

*  Dimensional World Equity ETF

(38) Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.38 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

*  Dimensional International Core Fixed Income ETF

(39) Amended and Restated Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.39 with the Trust’s registration statement on February 28, 2025, is hereby incorporated by reference, re: the:

*  Dimensional US Vector Equity ETF

(40) Amended and Restated Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.40 with the Trust’s registration statement on February 28, 2025, is hereby incorporated by reference, re: the:

*  Dimensional International Vector Equity ETF

(41) Investment Management Agreement between the Registrant and DFA previously filed as Exhibit EX-28.d.i.41 with the Trust’s registration statement on August 12, 2024, is hereby incorporated by reference, re: the:

*  Dimensional Emerging Markets ex China Core Equity ETF

(ii) Sub-Advisory Agreements.

(1) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.1 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(2) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.2 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(3) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.3 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(4) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.4 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(5) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.5 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(6) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.6 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(7) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.7 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(8) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.8 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(9) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.9 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Core Fixed Income ETF

(10) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.10 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Short-Duration Fixed Income ETF

(11) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.11 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Inflation-Protected Securities ETF

(12) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.12 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional National Municipal Bond ETF

(13) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.13 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Core Fixed Income ETF

(14) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.14 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Short-Duration Fixed Income ETF

(15) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.15 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Inflation-Protected Securities ETF

(16) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.16 with the Trust's registration statement on February 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional National Municipal Bond ETF

(17) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.17 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity 2 ETF

(18) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.18 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Small Cap Value ETF

(19) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.19 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Small Cap ETF

(20) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.20 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International High Profitability ETF

(21) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.21 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets High Profitability ETF

(22) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.22 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets Value ETF

(23) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.23 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets Core Equity 2 ETF

(24) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.24 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity 2 ETF
(25) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.25 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Small Cap Value ETF

(26) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.26 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International Small Cap ETF

(27) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.27 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional International High Profitability ETF

(28) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.28 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets High Profitability ETF

(29) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.29 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets Value ETF

(30) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.30 with the Trust’s registration statement on January 28, 2022, is hereby incorporated by reference, re: the:

* Dimensional Emerging Markets Core Equity 2 ETF

(31) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.31 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
*  Dimensional International Sustainability Core 1 ETF

(32) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.32 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
* Dimensional Emerging Markets Sustainability Core 1 ETF

(33) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.33 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
* Dimensional Global Sustainability Fixed Income ETF

(34) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.34 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
* Dimensional International Sustainability Core 1 ETF

(35) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.35 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
* Dimensional Emerging Markets Sustainability Core 1 ETF

(36) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.36 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
* Dimensional Global Sustainability Fixed Income ETF

(37) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.37 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
* Dimensional Global Real Estate ETF

(38) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.38 with the Trust’s registration statement on December 2, 2022, is hereby incorporated by reference, re: the:
* Dimensional Global Real Estate ETF

(39) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.39 with the Trust’s registration statement on June 16, 2023, is hereby incorporated by reference, re: the:

* Dimensional California Municipal Bond ETF

(40) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.40 with the Trust’s registration statement on June 16, 2023, is hereby incorporated by reference, re: the:

* Dimensional California Municipal Bond ETF

(41) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.41 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

* Dimensional Ultrashort Fixed Income ETF

(42) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.42 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

* Dimensional Global Core Plus Fixed Income ETF

(43) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.43 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

* Dimensional Global Credit ETF

(44) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.44 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

* Dimensional World Equity ETF

(45) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.45 with the Trust’s registration statement on September 6, 2023, is hereby incorporated by reference, re: the:

* Dimensional International Core Fixed Income ETF

(46) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.46 with the Trust’s registration statement on February 28, 2024, is hereby incorporated by reference, re: the:

* Dimensional Ultrashort Fixed Income ETF

(47) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.47 with the Trust’s registration statement on February 28, 2024, is hereby incorporated by reference, re: the:

* Dimensional Global Core Plus Fixed Income ETF

(48) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.48 with the Trust’s registration statement on February 28, 2024, is hereby incorporated by reference, re: the:

* Dimensional Global Credit ETF

(49) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.49 with the Trust’s registration statement on February 28, 2024, is hereby incorporated by reference, re: the:

* Dimensional World Equity ETF

(50) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.50 with the Trust’s registration statement on February 28, 2024, is hereby incorporated by reference, re: the:

* Dimensional International Core Fixed Income ETF

(51) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.51 with the Trust’s registration statement on August 12, 2024, is hereby incorporated by reference, re: the:

*  Dimensional International Vector Equity ETF

(52) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.52 with the Trust’s registration statement on August 12, 2024, is hereby incorporated by reference, re: the:

*  Dimensional Emerging Markets ex China Core Equity ETF

(53) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.53 with the Trust’s registration statement on February 28, 2025, is hereby incorporated by reference, re: the:

*  Dimensional International Vector Equity ETF

(54) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.54 with the Trust’s registration statement on February 28, 2025, is hereby incorporated by reference, re: the:

*  Dimensional Emerging Markets ex China Core Equity ETF

(e) Underwriting Contracts.

(i) Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.e.i.

(ii) Form of Authorized Participant Agreement, previously filed as Exhibit EX-28.e.ii with the Trust’s registration statement on February 28, 2025, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.

Not Applicable.

(g) Custodian Agreements.

(i) Amended and Restated Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A.

  ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.g.i.

(h) Other Material Contracts.

(i) Amended and Restated Services Agreement between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.h.i.

(ii) Fund Services Agreement between the Registrant and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.h.ii with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(iii) Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA, re: various portfolios

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.h.iii

(iv) Form of Rule 12d1-4 Fund of Funds Investment Agreement, previously filed as Exhibit Ex-28.h.v with the Trust’s registration statement on February 28, 2022, is hereby incorporated by reference.

(i) Legal Opinion

(i) Legal Opinion of Stradley Ronon Stevens & Young, LLP., previously filed as Exhibit EX-28.i.i with the Trust’s registration statement on August 12, 2024, is hereby incorporated by reference.

(j) Other Opinions

(i) Consents of Independent Registered Public Accounting Firm

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.j.i.

(k) Omitted Financial Statements

Not Applicable.

(l) Initial Capital Agreements.

(i) Purchase Agreement between Registrant and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.l.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(m) Rule 12b-1 Plan

(i)  Distribution and Service Plan between the Registrant and DFA Securities LLC, re: the:

* Dimensional US Core Equity Market ETF;

* Dimensional International Core Equity Market ETF;

* Dimensional Emerging Core Equity Market ETF;

* Dimensional Core Fixed Income ETF;

* Dimensional Short-Duration Fixed Income ETF;

* Dimensional Inflation-Protected Securities ETF;

* Dimensional National Municipal Bond ETF;

* Dimensional US High Profitability ETF;

* Dimensional US Real Estate ETF;

* Dimensional US Small Cap Value ETF;

* Dimensional International Core Equity 2 ETF;

* Dimensional International Small Cap Value ETF;

* Dimensional International Small Cap ETF;

* Dimensional International High Profitability ETF;

* Dimensional Emerging Markets High Profitability ETF;

* Dimensional Emerging Markets Value ETF;

* Dimensional Emerging Markets Core Equity 2 ETF;

* Dimensional US Sustainability Core 1 ETF;

* Dimensional International Sustainability Core 1 ETF;

* Dimensional Emerging Markets Sustainability Core 1 ETF;

* Dimensional Global Sustainability Fixed Income ETF;

* Dimensional Global Real Estate ETF;

* Dimensional US Large Cap Value ETF;

* Dimensional US Large Cap Vector Equity ETF;

* Dimensional California Municipal Bond ETF;

* Dimensional US Core Equity 1 ETF;

*  Dimensional World Equity ETF;

*  Dimensional Ultrashort Fixed Income ETF;

*  Dimensional Global Core Plus Fixed Income ETF;

*  Dimensional International Core Fixed Income ETF;

*  Dimensional Global Credit ETF;

* Dimensional US Vector Equity ETF;

* Dimensional International Vector Equity ETF; and

* Dimensional Emerging Markets ex China Core Equity ETF

ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.m.i.

(n) Rule 18f-3 Plan.

Not Applicable.

(p) Code of Ethics

(i) Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter, previously filed as Exhibit EX-28.p.i with the Trust’s registration statement on February 28, 2024, is hereby incorporated by reference.

(q) Power of Attorney

(i) On behalf of the Registrant, Power-of-Attorney dated September 20, 2024, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner previously filed as Exhibit EX-28.q.i with the Trust’s registration statement on February 28, 2025, is hereby incorporated by reference.

(ii) Certified Resolution Regarding Powers of Attorney, previously filed as Exhibit EX-28.q.ii with the Trust’s registration statement on February 28, 2025, is hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None

ITEM 30. INDEMNIFICATION.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to the trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

(a) Dimensional Fund Advisors LP (the “Advisor”), with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for four other registered open-end investment companies, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b) The Sub-Advisor for the Dimensional Emerging Core Equity Market ETF, Dimensional International Core Equity Market ETF, Dimensional International Value ETF, Dimensional World ex U.S. Core Equity 2 ETF, Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF, Dimensional National Municipal Bond ETF, Dimensional International Core Equity 2 ETF, Dimensional International Small Cap Value ETF, Dimensional International Small Cap ETF, Dimensional International High Profitability ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, Dimensional Emerging Markets Core Equity 2 ETF, Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF, Dimensional Global Sustainability Fixed Income ETF, Dimensional Global Real Estate ETF, Dimensional California Municipal Bond ETF, Dimensional World Equity ETF, Dimensional Ultrashort Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Global Credit ETF, Dimensional International Vector Equity ETF, and Dimensional Emerging Markets ex China Core Equity ETF, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c) The Sub-Advisor for the Dimensional Emerging Core Equity Market ETF, Dimensional International Core Equity Market ETF, Dimensional International Value ETF, Dimensional World ex U.S. Core Equity 2 ETF, Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF, Dimensional National Municipal Bond ETF, Dimensional International Core Equity 2 ETF, Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF, Dimensional International High Profitability ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF,

Dimensional Emerging Markets Core Equity 2 ETF, Dimensional International Sustainability Core 1 ETF, Dimensional Emerging Markets Sustainability Core 1 ETF, Dimensional Global Sustainability Fixed Income ETF, Dimensional Global Real Estate ETF, Dimensional California Municipal Bond ETF, Dimensional World Equity ETF, Dimensional Ultrashort Fixed Income ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional International Core Fixed Income ETF, Dimensional Global Credit ETF, Dimensional International Vector Equity ETF, and Dimensional Emerging Markets ex China Core Equity ETF, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA Australia has its principal place of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a) DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b) The following table sets forth information as to the Distributor’s Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Ryan P. Buechner	Not Applicable	Vice President and Assistant Secretary
David P. Butler	Co-Chief Executive Officer	Co-Chief Executive Officer and Trustee
Stephen A. Clark	Executive Vice President	Executive Vice President
Bernard J. Grzelak	Vice President, Chief Financial Officer, and Treasurer	Vice President
Jeff J. Jeon	Vice President	Vice President
Joy L. Lopez	Not Applicable	Vice President and Assistant Treasurer
Kenneth M. Manell	Not Applicable	Vice President
Jan Miller	Not Applicable	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Executive Vice President, Secretary and General Counsel	President and General Counsel
Selwyn J. Notelovitz	Vice President and Chief Compliance Officer	Vice President
Carolyn S. Lee	Vice President and Assistant Secretary	Vice President and Secretary
Randy C. Olson	Vice President	Chief Compliance Officer
Gerard K. O'Reilly	Co-Chief Executive Officer and Co-Chief Investment Officer	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Trustee
Savina B. Rizova	Vice President and Co-Chief Investment Officer	Co-Chief Investment Officer
James J. Taylor	Vice President	Vice President and Assistant Treasurer
Dimensional Fund Advisors LP	Sole Member	Not Applicable

(c) Not applicable

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Name	Address
Dimensional ETF Trust	6300 Bee Cave Road, Building One Austin, TX 78746
Citibank, N.A.	111 Wall Street New York, New York 10005
Citi Fund Services Ohio, Inc.	400 Easton Commons, Suite 200, Columbus, Ohio 43219

ITEM 34. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS.

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 29/33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 27th day of February, 2026.

 DIMENSIONAL ETF TRUST

(Registrant)

By: /s/ Catherine L. Newell*

Catherine L. Newell, President

(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Trustee	February 27, 2026
Gerard K. O’Reilly

/s/ David P. Butler*	Co-Chief Executive Officer and Trustee	February 27, 2026
David P. Butler

/s/ Jan Miller*	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	February 27, 2026
Jan Miller

/s/ Reena Aggarwal*	Trustee	February 27, 2026
Reena Aggarwal

/s/ Douglas W. Diamond*	Trustee	February 27, 2026
Douglas W. Diamond

/s/ Darrell Duffie*	Trustee	February 27, 2026
Darrell Duffie

/s/ Francis A. Longstaff*	Trustee	February 27, 2026
Francis A. Longstaff

/s/ Stefan Nagel*	Trustee	February 27, 2026
Stefan Nagel

/s/ Abbie J. Smith*	Trustee	February 27, 2026
Abbie J. Smith

/s/ Heather E. Tookes*	Trustee	February 27, 2026
Heather E. Tookes

/s/ Ingrid M. Werner*	Trustee	February 27, 2026
Ingrid M. Werner

* By: /s/ Ryan P. Buechner

Ryan P. Buechner

Attorney-in-Fact (Pursuant to a Power of Attorney)

DIMENSIONAL ETF TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	EXHIBIT
EX-28.a.ii.a	Schedule A to the Amended and Restated Declaration of Trust
EX-28.d.i.2	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the: Dimensional Emerging Core Equity Market ETF
EX-28.e.i	Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC
EX-28.g.i	Amended and Restated Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A.
EX-28.h.i	Amended and Restated Services Agreement between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A.
EX-28.h.iii	Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA
EX-28.j.i	Consent of Independent Certified Public Accountants
EX-28.m.i	Distribution and Service Plan between the Registrant and DFA Securities, LLC